UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195
SA Funds – Investment Trust
(Exact name of registrant as specified in charter)
3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)
Steven K. McGinnis Chief Compliance Officer SA Funds – Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA 95128
(Name and address of agent for service)

Copies to:
Thomas Reyes Vice President and Counsel State Street Bank and Trust Company 2 Avenue de Lafayette, 6th Floor Boston, Massachusetts 02111		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart Nicholson Graham LLP 1601 K Street, N.W. Washington, D.C. 20006

Registrant’s Telephone Number, Including Area Code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2006 (UNAUDITED)

	FACE AMOUNT		VALUE
BONDS AND NOTES — 88.7%
Australia — 0.4%
Toyota Finance Australia Ltd., 4.710%, 12/20/07	AUD	3,265,000	$2,395,060

Austria — 7.4%
ASFINAG, 3.250%, 10/19/09	EUR	4,000,000	5,012,693
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,610,000,000	14,074,620
Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	13,873,966
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	6,529,529
			39,490,808
Belgium — 2.7%
Kingdom of Belgium, 5.750%, 3/28/08	EUR	11,100,000	14,504,160

Canada — 3.1%
Export Development Canada, 4.800%, 4/11/07	AUD	6,700,000	4,963,581
Province of Ontario, 1.875%, 1/25/10	JPY	1,300,000,000	11,379,252
			16,342,833
Denmark — 3.5%
Kingdom of Denmark, 4.000%, 8/15/08	DKK	91,000,000	15,579,563
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,525,779
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	822,336
			18,927,678
Finland — 1.5%
Republic of Finland, 4.750%, 3/06/07	USD	8,197,000	8,174,639

France — 10.6%
Caisse d’Amortissement de la Dette Sociale, 3.125%, 7/12/10	EUR	9,300,000	11,574,411
Caisse d’Amortissement de la Dette Sociale, 4.625%, 12/07/07	GBP	1,000,000	1,861,952
ERAP, 3.750%, 4/25/10	EUR	3,600,000	4,578,899
French Treasury Note BTAN, 2.750%, 3/12/08	EUR	11,500,000	14,414,672
Societe National des Chemins de Fer Francais, 4.625%, 10/25/09	EUR	10,000,000	12,995,031
Total Capital SA, 2.375%, 6/23/10	CHF	7,000,000	5,591,749
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,598,199
UNEDIC, 3.000%, 2/02/10	EUR	3,000,000	3,728,330
			56,343,243
Germany — 12.0%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	7,524,407
Bayerische Landesbank, 5.750%, 6/02/10	EUR	3,500,000	4,739,646
Bundesobligation, 4.250%, 2/15/08	EUR	8,200,000	10,489,759
DSL Bank AG, 1.750%, 10/07/09	JPY	340,000,000	2,961,184
KfW Bankengruppe, 1.850%, 9/20/10	JPY	1,020,000,000	8,941,839
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	395,835
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	225,000,000	1,963,714
Landwirtschaftliche Rentenbank, 4.900%, 11/19/07	AUD	5,300,000	3,900,698
Lb Baden-Wuerttmberg, 3.000%, 12/22/08	CHF	15,000,000	12,182,279
Norddeutsche Landesbank Girozentrale, 0.450%, 1/19/09	JPY	1,300,000,000	10,963,638
			64,062,999
Japan — 2.5%
Toyota Motor Credit Corp., 0.550%, 6/30/10	JPY	1,620,000,000	13,487,186

Netherlands — 8.3%
Bank Nederlandse Gemeenten NV, 3.000%, 4/15/10	EUR	6,800,000	8,429,150
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,116,609
Nederlandse Waterschapsbank NV, 2.250%, 10/10/08	CHF	6,000,000	4,795,926
Netherlands Government, 2.500%, 1/15/08	EUR	11,500,000	14,388,893
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,630,000,000	13,634,398
			44,364,976
Norway — 2.8%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	14,989,957

Spain — 2.6%
Instituto de Credito Oficial, 2.875%, 3/16/09	EUR	11,000,000	13,698,216

Supranational — 7.2%
African Development Bank, 1.950%, 3/23/10	JPY	1,170,000,000	10,234,129
European Investment Bank, 4.000%, 4/15/09	SEK	70,000,000	9,654,156
European Investment Bank, 5.000%, 6/10/10	DKK	20,000,000	3,546,759
Interamerican Development Bank, 1.900%, 7/08/09	JPY	1,700,000,000	14,849,903
			38,284,947
Sweden — 5.1%
	SEK	64,300,000	8,681,933
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	10,129,653
Government of Sweden, 6.500%, 5/05/08	SEK	20,000,000	2,866,598
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,534,075
			27,212,259
United Kingdom — 8.8%
Bank of England Euro Note, 2.500%, 1/28/08	EUR	11,000,000	13,762,326
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	10,099,789
Glaxosmithkline Capital Kabuskiki Kaisha, 3.250%, 6/03/09	EUR	7,300,000	9,179,291
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	13,910,687
			46,952,093

	FACE AMOUNT		VALUE
BONDS AND NOTES (Continued)
United States — 10.2%
Federal Home Loan Bank, 2.750%, 11/15/06	USD	4,500,000	$4,486,109
Federal Home Loan Mortgage Corp., 5.750%, 9/15/10	EUR	10,000,000	13,608,487
Federal National Mortgage Association, 3.000%, 11/22/06	USD	6,000,000	5,980,704
Federal National Mortgage Association, 5.000%, 1/15/07	USD	5,000,000	4,995,330
Federal National Mortgage Association, 6.375%, 8/15/07	AUD	3,300,000	2,463,942
Fleetboston Financial Corp., 4.875%, 12/01/06	USD	8,100,000	8,093,382
General Electric Capital Corp., 0.750%, 2/05/09	JPY	190,000,000	1,607,522
General Electric Capital Corp., 1.750%, 2/12/10	CHF	9,000,000	7,073,367
General Electric Capital Corp., 2.750%, 8/17/10	SEK	15,000,000	1,980,877
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,128,944
			54,418,664
TOTAL BONDS AND NOTES (Identified Cost $476,004,989)			$473,649,718

SHORT-TERM INVESTMENTS — 10.1%
United States — 9.8%
Beta Finance, Inc., 5.250%, 01/19/07	USD	7,000,000	6,888,630
Canadian Wheat Board, 5.250%, 12/18/06	USD	1,000,000	988,810
Deutsche Bank AG, 5.020%, 2/21/07	USD	2,100,000	2,095,611
Govco, Inc., 5.410%, 12/26/06	USD	3,000,000	2,962,710
KfW International Finance, Inc., 5.330%, 12/28/06	USD	1,200,000	1,184,832
New Center Asset Trust, 5.250%, 12/05/06	USD	7,100,000	7,033,402
Sigma Finance, Inc., 5.130%, 10/02/06	USD	1,500,000	1,499,786
Sigma Finance, Inc., 5.165%, 11/28/06	USD	5,800,000	5,749,727
Sigma Finance, Inc., 5.310%, 12/13/06	USD	1,000,000	989,460
Societe Generale North America, 1.000%, 1/31/07	USD	9,000,000	8,841,780
Statens Bostadsfinansieringsaktiebolag, 5.220%, 10/31/06	USD	4,600,000	4,579,990
Wells Fargo Bank N A, 4.850%, 1/30/07	USD	9,500,000	9,479,955
			52,294,693

	SHARES	VALUE
Other — 0.3%
SSgA Government Money Market Fund, 3.731%, 12/29/06	1	1
SSgA Money Market Fund, 4.953%, 12/29/06	1,363,008	1,363,008
		1,363,009
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $53,680,515)		53,657,702
Total Investments — 98.8% (Identified Cost $529,685,503)#		$527,307,420
Cash and Other Assets, Less liabilities — 1.2%		6,384,821
Net Assets — 100.0%		$533,692,241

#                 At September 30, 2006 the aggregate cost of investment securities for income tax purposes was $529,685,503. Net unrealized depreciation aggregated $2,378,083 of which $4,356,784 related to appreciated investment securities and $6,734,867 related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Great British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

Fixed Income Fund

Ten Largest Industry Holdings September 30, 2006

(As a percentage of Net Assets):

Industry	Percentage
Banks	19.8%
Financial Services	12.7%
Foreign Government/Agency – France	7.7%
Supranational Organizations	7.2%
Foreign Government/Agency – Sweden	6.0%
Government Agency	5.9%
Foreign Government/Agency – Germany	5.4%
Foreign Government/Agency – Austria	4.8%
Foreign Government/Agency – Netherlands	4.2%
Foreign Government/Agency – Denmark	3.5%

At September 30, 2006 the SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/(Depreciation)
Australian Dollar (Sell)	10/24/2006	18,570,412	$13,988,834	$13,848,575	$139,959
Swiss Franc (Sell)	10/24/2006	60,721,513	48,704,125	48,682,169	21,956
Danish Krone (Sell)	10/24/2006	146,710,833	24,969,932	24,993,328	(23,396)
Euro (Sell)	10/24/2006	136,029,376	172,765,304	172,823,878	(58,574)
Great British Pound (Sell)	10/24/2006	1,034,005	1,946,184	1,935,850	10,333
Japanese Yen (Sell)	10/24/2006	16,659,367,552	142,306,265	141,730,135	576,130
Swedish Krona (Sell)	10/24/2006	330,413,680	45,600,718	45,268,788	331,929
					$998,337

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 96.2%
Advertising — 0.2%
Getty Images, Inc.*	1,600	$79,488
Interpublic Group of Cos., Inc.*	15,670	155,133
inVentiv Health, Inc.*	1,000	32,030
Lamar Advertising Co. Class A*	3,300	176,253
Marchex, Inc. Class B*	1,000	15,340
Omnicom Group, Inc.	5,200	486,720
		944,964
Aerospace/Defense — 1.8%
AAR Corp.*	1,100	26,224
Alliant Techsystems, Inc.*	875	70,927
Armor Holdings, Inc.*	1,400	80,262
BE Aerospace, Inc.*	2,400	50,616
Boeing Co.	27,400	2,160,490
Curtiss-Wright Corp.	1,576	47,832
DRS Technologies, Inc.	618	26,988
GenCorp, Inc.*	1,500	19,260
General Dynamics Corp.	14,400	1,032,048
Goodrich Corp.	4,200	170,184
Hexcel Corp.*	3,100	43,865
Honeywell International, Inc.	31,500	1,288,350
K&F Industries Holdings, Inc.*	200	3,756
Moog, Inc. Class A*	500	17,330
Northrop Grumman Corp.	13,044	887,905
Orbital Sciences Corp.*	2,300	43,171
Raytheon Co.	17,100	820,971
Rockwell Collins	5,700	312,588
Teledyne Technologies, Inc.*	1,700	67,320
Triumph Group, Inc.	200	8,470
United Technologies Corp.	36,400	2,305,940
World Fuel Services Corp.	1,000	40,450
		9,524,947
Agricultural Operations — 0.2%
AGCO Corp.*	2,600	65,910
Delta & Pine Land Co.	500	20,250
Monsanto Co.	20,634	970,004
		1,056,164
Airlines — 0.2%
AirTran Holdings, Inc.*	2,400	23,808
Alaska Air Group, Inc.*	700	26,628
AMR Corp.*	8,000	185,120
Continental Airlines, Inc. Class B*	3,100	87,761
ExpressJet Holdings, Inc.*	700	4,627
JetBlue Airways Corp.*	5,750	53,302
SkyWest, Inc.	1,900	46,588
Southwest Airlines Co.	30,500	508,130
UAL Corp.*	3,300	87,681
		1,023,645
Auto & Related — 0.9%
A.S.V., Inc.*	1,000	14,910
Adesa, Inc.	3,200	73,952
Advance Auto Parts, Inc.	3,700	121,878
American Axle & Manufacturing Holdings, Inc.	1,100	18,359
ArvinMeritor, Inc.	2,100	29,904
Asbury Automotive Group, Inc.	900	18,540
AutoZone, Inc.*	2,000	206,600
Avis Budget Group, Inc.	3,804	69,575
BorgWarner, Inc.	2,200	125,774
CarMax, Inc.*	3,573	149,030
CSK Auto Corp.*	500	7,050
Cummins Engine Co., Inc.	1,200	143,076
Dana Corp.	4,500	4,680
Dollar Thrifty Automotive Group, Inc.*	500	22,285
Ford Motor Co.	68,800	556,592
General Motors Corp.	21,000	698,460
Harley-Davidson, Inc.	9,300	583,575
Johnson Controls, Inc.	6,600	473,484
Lear Corp.	1,700	35,190
Monaco Coach Corp.	400	4,456
Navistar International Corp.*	1,800	46,476
O’Reilly Automotive, Inc.*	3,600	119,556
Oshkosh Truck Corp.	2,600	131,222
PACCAR, Inc.	9,187	523,843
Proliance International, Inc.*	94	430
Rent-A-Center, Inc.*	1,850	54,186
Superior Industries International, Inc.	300	5,037
Tenneco Automotive, Inc.*	1,500	35,085
Thor Industries, Inc.	1,600	65,872
TRW Automotive Holdings Corp.*	3,700	89,059
United Auto Group, Inc.	3,200	74,880
United Rentals, Inc.*	2,200	51,150
Visteon Corp.*	4,600	37,490
Wabash National Corp.	300	4,107
Winnebago Industries, Inc.	400	12,552
		4,608,315
Banks/Savings & Loans — 5.6%
Accredited Home Lenders Holding Co.*	100	3,594
Alabama National BanCorp.	300	20,475
AMCORE Financial, Inc.	500	15,145
Associated Banc-Corp.	4,619	150,117
Astoria Financial Corp.	3,700	114,034
BancorpSouth, Inc.	2,700	74,952
Bank of America Corp.	173,375	9,287,699
Bank of New York Co., Inc.	29,000	1,022,540
BankAtlantic Bancorp, Inc. Class A	2,200	31,284
BankUnited Financial Corp. Class A	500	13,035
BB&T Corp.	20,911	915,484
BOK Financial Corp.	2,242	117,929
Boston Private Financial Holdings, Inc.	1,300	36,244
Brookline Bancorp, Inc.	1,500	20,625
Capitol Federal Financial	2,500	88,900
Cathay Bancorp, Inc.	1,950	70,395
Central Pacific Financial Corp.	300	10,974
Chemical Financial Corp.	315	9,349
Chittenden Corp.	1,625	46,621
City National Corp.	1,200	80,472
Comerica, Inc.	5,900	335,828
Commerce Bancshares, Inc.	1,876	94,869
Community Bank Systems, Inc.	400	8,864
Compass Bancshares, Inc.	4,400	250,712
Corus Bankshares, Inc.	1,600	35,776
CVB Financial Corp.	2,197	32,450
Dime Community Bancshares	600	8,838
Downey Financial Corp.	300	19,962
East West Bancorp, Inc.	2,200	87,142
Fidelity Bankshares, Inc.	1,000	39,010
Fifth Third Bancorp	21,137	804,897
First Charter Corp.	600	14,436
First Community Bancorp	200	11,190
First Financial Bancorp	630	10,023
First Horizon National Corp.	4,600	174,846
First Niagara Financial Group, Inc.	3,500	51,030
First Republic Bank	300	12,768
FirstFed Financial Corp.*	300	17,016
Flagstar Bancorp, Inc.	1,500	21,825
FNB Corp.	1,851	30,838
Frontier Financial Corp.	1,500	38,910
Fulton Financial Corp.	5,867	94,987

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Glacier Bancorp, Inc.	1,250	$42,712
Golden West Financial Corp.	11,100	857,475
Greater Bay Bancorp	1,900	53,599
Hancock Holding Co.	400	21,420
Hanmi Financial Corp.	1,407	27,577
Harbor Florida Bancshares, Inc.	300	13,293
Harleysville National Corp.	463	9,306
Hudson City Bancorp, Inc.	21,207	280,993
Huntington Bancshares, Inc.	9,000	215,370
International Bancshares Corp.	1,500	44,520
M&T Bank Corp.	3,000	359,880
MAF Bancorp, Inc.	400	16,516
Marshall & Ilsley Corp.	9,600	462,528
MB Financial, Inc.	450	16,591
Mercantile Bankshares Corp.	4,150	150,520
Mid-State Bancshares	200	5,472
National Penn Bancshares, Inc.	1,674	32,839
NBT Bancorp, Inc.	600	13,956
New York Community Bancorp, Inc.	10,765	176,331
NewAlliance Bancshares, Inc.	3,600	52,740
North Fork Bancorporation, Inc.	15,336	439,223
Northern Trust Corp.	7,400	432,382
Northwest Bancorp, Inc.	1,900	48,450
Old National Bancorp	2,307	44,064
Pacific Capital Bancorp	1,666	44,932
People’s Bank	5,100	202,011
PFF Bancorp, Inc.	450	16,668
PNC Bank Corp.	10,600	767,864
Prosperity Bancshares, Inc.	1,200	40,848
Provident Bankshares Corp.	400	14,820
Provident Financial Services, Inc.	2,300	42,573
Regions Financial Corp.	16,399	603,319
Republic Bancorp, Inc.	2,710	36,124
S&T Bancorp, Inc.	415	13,488
Sovereign Bancorp, Inc.	17,960	386,320
Sterling Bancshares, Inc.	1,500	30,375
Sterling Financial Corp.	660	21,404
Sun Trust Banks, Inc.	11,626	898,457
SVB Financial Group*	500	22,320
TCF Financial Corp.	4,700	123,563
TD Banknorth, Inc.	7,870	227,286
Texas Regional Bancshares, Inc. Class A	1,907	73,324
The Colonial BancGroup, Inc.	5,000	122,500
TrustCo Bank Corp. NY	2,380	25,799
Trustmark Corp.	1,300	40,859
U.S. Bancorp	64,215	2,133,222
UCBH Holdings, Inc.	2,800	48,888
UMB Financial Corp.	600	21,942
Umpqua Holdings Corp.	1,400	40,040
UnionBanCal Corp.	4,900	298,410
United Bankshares, Inc.	1,500	55,830
United Community Banks, Inc.	550	16,528
Valley National Bancorp	3,465	88,600
Wachovia Corp.	57,852	3,228,142
Washington Federal, Inc.	2,947	66,131
Washington Mutual, Inc.	33,834	1,470,764
Webster Financial Corp.	1,200	56,532
WesBanco, Inc.	100	2,922
Westamerica Bancorporation	700	35,357
Western Alliance Bancorp*	1,000	32,900
Wintrust Financial Corp.	300	15,045
Zions Bancorp.	2,707	216,046
		29,725,995
Broadcasting — 1.1%
Charter Communications, Inc. Class A*	3,000	4,560
Citadel Broadcasting Corp.	4,300	40,420
Clear Channel Communications, Inc.	19,500	562,575
Comcast Corp. Class A*	51,825	1,909,751
Comcast Corp. Class A Special*	28,000	1,030,680
Cox Radio, Inc. Class A*	800	12,280
Crown Media Holdings, Inc. Class A*	2,400	10,776
Cumulus Media, Inc. Class A*	900	8,604
Discovery Holding Co. Class A*	8,040	116,259
Entercom Communications Corp.	1,100	27,720
Entravision Communications Corp.*	1,700	12,648
Gray Television, Inc.	500	3,205
Hearst-Argyle Television, Inc.	1,600	36,720
Liberty Global, Inc. Class A*	3,795	97,683
Liberty Global, Inc. Series C*	8,195	205,367
Liberty Media Holding Corp. - Capital Series A*	4,830	403,643
Lin TV Corp. Class A*	200	1,556
Mediacom Communications Corp.*	2,700	19,224
Radio One, Inc. Class D*	2,000	12,500
Salem Communications Corp. Class A	200	2,262
Sinclair Broadcast Group, Inc. Class A	1,000	7,850
Spanish Broadcasting System, Inc. Class A*	400	1,748
The DIRECTV Group, Inc.*	46,399	913,132
TiVo, Inc.*	1,100	8,349
Univision Communications, Inc. Class A*	8,550	293,607
World Wrestling Federation Entertainment, Inc.	1,500	24,645
		5,767,764
Building & Construction — 0.6%
Beazer Homes USA, Inc.	600	23,424
Cavco Industries, Inc.*	100	3,151
Centex Corp.	3,500	184,170
Champion Enterprises, Inc.*	2,100	14,490
D.R. Horton, Inc.	11,200	268,240
Dycom Industries, Inc.*	700	15,050
ElkCorp	200	5,430
Emcor Group, Inc.*	600	32,904
Fleetwood Enterprises, Inc.*	2,200	14,806
Florida Rock Industries, Inc.	2,525	97,743
Granite Construction, Inc.	1,500	80,025
Hovnanian Enterprises, Inc. Class A*	1,000	29,340
Infrasource Services, Inc.*	1,500	26,325
Insituform Technologies, Inc. Class A*	1,000	24,280
Jacobs Engineering Group, Inc.*	2,200	164,406
KB HOME	3,300	144,540
Lennar Corp.	800	33,616
Lennar Corp. Class B	4,300	194,575
M.D.C. Holdings, Inc.	1,057	49,097
M/I Homes, Inc.	100	3,535
Martin Marietta Materials, Inc.	1,200	101,544
Masco Corp.	14,400	394,848
Meritage Corp.*	400	16,644
Modine Manufacturing Co.	400	9,732
NCI Building Systems, Inc.*	200	11,634
NVR, Inc.*	100	53,500
Pulte Corp.	9,300	296,298
Ryland Group, Inc.	1,200	51,852
Simpson Manufacturing Co., Inc.	800	21,624
Standard Pacific Corp.	1,400	32,900
Technical Olympic USA, Inc.	1,725	16,957
Texas Industries, Inc.	600	31,236
The Shaw Group, Inc.*	2,200	52,008
Toll Brothers, Inc.*	4,200	117,936

	SHARES	VALUE
COMMON STOCKS (Continued)
Building & Construction (Continued)
Trex Co., Inc.*	100	$2,416
URS Corp.*	1,600	62,224
Vulcan Materials Co.	2,700	211,275
Walter Industries, Inc.	1,400	59,752
Washington Group International, Inc.	300	17,658
WCI Communities, Inc.*	600	10,464
		2,981,649
Business Services — 1.4%
Acxiom Corp.	3,000	73,980
Administaff, Inc.	1,000	33,700
ADVO, Inc.	400	11,192
AMN Healthcare Services, Inc.*	1,200	28,500
aQuantive, Inc.*	2,900	68,498
Automatic Data Processing, Inc.	21,900	1,036,746
Banta Corp.	500	23,800
BEA Systems, Inc.*	15,000	228,000
BearingPoint, Inc.*	7,300	57,378
Brady Corp. Class A	1,600	56,256
Catalina Marketing Corp.	1,800	49,500
CDI Corp.	300	6,213
Ceridian Corp.*	4,800	107,328
ChoicePoint, Inc.*	3,266	116,923
Cintas Corp.	6,000	244,980
CSG Systems International, Inc.*	1,800	47,574
Ecolab, Inc.	9,200	393,944
Electronic Data Systems Corp.	18,800	460,976
Expeditors International of Washington, Inc.	8,100	361,098
Fair, Issac & Co., Inc.	1,600	58,512
First Data Corp.	29,079	1,221,318
Fiserv, Inc.*	6,650	313,148
Foundry Networks, Inc.*	5,100	67,065
FTI Consulting, Inc.*	1,100	27,566
Gartner, Inc. Class A*	3,400	59,806
Gevity HR, Inc.	200	4,556
Global Payments, Inc.	2,480	109,145
Harte-Hanks, Inc.	2,550	67,193
Hudson Highland Group, Inc.*	270	2,646
Iron Mountain, Inc.*	4,450	191,083
John H. Harland Co.	500	18,225
Keane, Inc.*	2,100	30,261
Kelly Services, Inc. Class A	500	13,705
Korn/Ferry International*	1,400	29,316
Labor Ready, Inc.*	2,300	36,639
Manpower, Inc.	3,200	196,064
MAXIMUS, Inc.	400	10,440
MPS Group, Inc.*	3,900	58,929
Navigant Consulting, Inc.*	1,613	32,357
NCO Group, Inc.*	500	13,110
Paychex, Inc.	13,650	503,002
Resources Connection, Inc.*	1,600	42,864
Robert Half International, Inc.	6,200	210,614
SEI Investments Co.	3,700	207,903
TALX Corp.	1,150	28,198
TeleTech Holdings, Inc.*	1,900	29,697
Tetra Tech, Inc.*	2,300	40,066
The Corporate Executive Board Co.	800	71,928
The Reynolds & Reynolds Co. Class A	1,500	59,265
Watson Wyatt & Co. Holdings	1,500	61,380
Westwood One, Inc.	2,200	15,576
		7,238,163
Chemicals — 1.2%
A. Schulman, Inc.	200	4,702
Air Products & Chemicals, Inc.	7,800	517,686
Airgas, Inc.	2,800	101,276
Albemarle Corp.	1,500	81,495
Arch Chemicals, Inc.	200	5,690
Ashland, Inc.	2,700	172,206
Cabot Corp.	2,400	89,280
Cabot Microelectronics Corp.*	300	8,646
Chemtura Corp.	8,678	75,238
Cytec Industries, Inc.	1,000	55,590
Dionex Corp.*	300	15,282
Dow Chemical Co.	36,500	1,422,770
E.I. du Pont de Nemours & Co.	35,000	1,499,400
Eastman Chemical Co.	2,900	156,658
Ferro Corp.	1,500	26,670
FMC Corp.	700	44,849
Georgia Gulf Corp.	600	16,452
H.B. Fuller Co.	2,300	53,912
Hercules, Inc.*	4,100	64,657
Kronos Worldwide, Inc.	1,422	40,940
Lubrizol Corp.	2,600	118,898
Lyondell Chemical Co.	8,855	224,651
MacDermid, Inc.	600	19,572
Minerals Technologies, Inc.	300	16,020
NL Industries, Inc.	800	7,952
Olin Corp.	2,100	32,256
OM Group, Inc.*	400	17,576
PolyOne Corp.*	3,100	25,823
Praxair, Inc.	12,200	721,752
Rockwood Holdings, Inc.*	1,200	23,976
Rohm & Haas Co.	8,000	378,800
RPM, Inc.	3,800	72,162
Sigma-Aldrich Corp.	1,700	128,639
Spartech Corp.	500	13,385
Symyx Technologies*	400	8,476
Terra Industries, Inc.*	3,400	26,214
The Mosaic Co.*	1,800	30,420
The Valspar Corp.	3,200	85,120
Tronox, Inc. Class B	857	10,944
UAP Holding Corp.	2,600	55,562
Valhi, Inc.	3,660	85,095
Westlake Chemical Corp.	2,100	67,221
		6,623,913
Commercial Services — 0.4%
Advance America Cash Advance Centers, Inc.	500	7,210
Alliance Data Systems Corp.*	3,100	171,089
Aramark Corp. Class B	4,100	134,726
Arbitron, Inc.	300	11,103
Central Parking Corp.	200	3,300
Coinstar, Inc.*	1,000	28,780
Convergys Corp.*	5,300	109,445
CoStar Group, Inc.*	200	8,264
Deluxe Corp.	1,100	18,810
Euronet Worldwide, Inc.*	1,400	34,370
Fluor Corp.	2,100	161,469
Heartland Payment Systems, Inc.	1,400	36,400
Hewitt Associates, Inc. Class A*	380	9,219
Live Nation, Inc.*	3,100	63,302
Mobile Mini, Inc.*	1,000	28,410
Moody’s Corp.	11,100	725,718
NAVTEQ Corp.*	2,900	75,719
PHH Corp.*	1,567	42,936
Plexus Corp.*	800	15,360
Polycom, Inc.*	3,400	83,402
Quanta Services, Inc.*	4,000	67,440
R.H. Donnelley Corp.	1,859	98,341

	SHARES	VALUE
COMMON STOCKS (Continued)
Commercial Services (Continued)
Sirva, Inc.*	1,300	$3,458
TETRA Technologies, Inc.*	2,600	62,816
Veritas DGC, Inc.*	700	46,074
Viad Corp.	400	14,164
Weight Watchers International, Inc.	2,700	119,718
		2,181,043
Communication Services — 0.0%
Broadwing Corp.*	2,700	34,074
NTL, Inc.	6,750	171,652
		205,726
Communications Equipment — 0.2%
Andrew Corp.*	5,200	47,996
Arris Group, Inc.*	3,500	40,110
Atheros Communications, Inc.*	1,500	27,195
Ceradyne, Inc.*	300	12,327
Finisar Corp.*	13,300	48,279
Freescale Semiconductor, Inc. Class B*	6,779	257,670
General Cable Corp.*	1,400	53,494
Inter-Tel, Inc.	300	6,480
Ixia*	1,700	15,147
L-3 Communications Holdings, Inc.	4,100	321,153
MasTec, Inc.*	2,200	24,354
Sonus Networks, Inc.*	12,300	64,698
Tekelec*	2,000	25,920
UTStarcom, Inc.*	4,400	39,028
ViaSat, Inc.*	200	5,016
		988,867
Computer Equipment — 1.3%
Adaptec, Inc.*	1,100	4,851
Brocade Communications Systems, Inc.*	9,800	69,188
Electronics for Imaging, Inc.*	1,500	34,320
EMC Corp.*	87,332	1,046,237
Emulex Corp.*	2,500	45,425
Hutchinson Technology, Inc.*	400	8,412
Imation Corp.	500	20,075
Ingram Micro, Inc. Class A*	6,300	120,708
Insight Enterprises, Inc.*	1,000	20,610
Intel Corp.	221,000	4,545,970
Komag, Inc.*	1,000	31,960
Kronos, Inc.*	500	17,045
McDATA Corp. Class A*	3,800	19,114
MEMC Electronic Materials, Inc.*	7,100	260,073
Mentor Graphics Corp.*	3,100	43,648
MTS Systems Corp.	152	4,916
Palm, Inc.*	3,400	49,504
SanDisk Corp.*	6,600	353,364
Seagate Technology*	2,590	59,803
Semtech Corp.*	3,700	47,212
Silicon Storage Technology, Inc.*	1,300	5,356
Synaptics, Inc.*	300	7,311
Trident Microsystems, Inc.*	2,700	62,802
Varian Semiconductor Equipment Associates, Inc.*	1,950	71,565
Western Digital Corp.*	7,900	142,990
Whitney Holding Corp.	1,425	50,972
		7,143,431
Computer Services — 1.7%
Affiliated Computer Services, Inc. Class A*	4,300	222,998
Avocent Corp.*	1,100	33,132
Black Box Corp.	300	11,676
Cadence Design Systems, Inc.*	10,700	181,472
Cisco Systems, Inc.*	232,000	5,336,000
Cognizant Technology Solutions Corp.*	4,700	348,082
Computer Sciences Corp.*	6,300	309,456
Compuware Corp.*	14,300	111,397
Diebold, Inc.	1,700	74,001
DST Systems, Inc.*	2,500	154,175
Extreme Networks, Inc.*	3,400	12,342
FactSet Research Systems, Inc.	1,050	50,998
Fidelity National Information Services, Inc.	6,500	240,500
IHS, Inc. Class A*	1,600	51,328
Intergraph Corp.*	700	30,016
Jack Henry & Associates, Inc.	3,100	67,487
Manhattan Associates, Inc.*	300	7,242
MICROS Systems, Inc.*	600	29,352
NCR Corp.*	6,900	272,412
NETGEAR, Inc.*	1,000	20,590
Network Appliance, Inc.*	12,700	470,027
Perot Systems Corp. Class A*	4,500	62,055
Sapient Corp.*	3,700	20,165
SRA International, Inc. Class A*	1,400	42,084
Sun Microsystems, Inc.*	132,900	660,513
Sybase, Inc.*	3,100	75,144
Sykes Enterprises, Inc.*	1,400	28,490
Syntel, Inc.	1,400	31,710
The BISYS Group, Inc.*	3,900	42,354
Unisys Corp.*	12,300	69,618
Wind River Systems, Inc.*	2,300	24,633
		9,091,449
Computer Software — 3.8%
3Com Corp.*	14,100	62,181
Activision, Inc.*	10,544	159,214
Adobe Systems, Inc.*	21,608	809,220
Advent Software, Inc.*	400	14,484
Altiris, Inc.*	300	6,327
ANSYS, Inc.*	1,500	66,270
Autodesk, Inc.*	7,300	253,894
Blackboard, Inc.*	1,000	26,500
BMC Software, Inc.*	7,000	190,540
Borland Software Corp.*	2,200	12,606
CA, Inc.	21,600	511,704
CheckFree Corp.*	3,500	144,620
Citrix Systems, Inc.*	6,400	231,744
Dendrite International, Inc.*	1,400	13,692
Digitas, Inc.*	2,600	25,012
Electronic Arts, Inc.*	10,900	606,912
Epicor Software Corp.*	1,900	24,909
eResearch Technology, Inc.*	1,600	12,976
FileNET Corp.*	1,500	52,245
Hyperion Solutions Corp.*	2,300	79,304
Informatica Corp.*	2,400	32,616
Intermec, Inc.*	1,800	47,448
Internet Security Systems, Inc.*	1,700	47,192
Intuit, Inc.*	12,200	391,498
L-1 Identity Solutions, Inc.*	331	4,320
Lawson Software, Inc.*	7,000	50,750
McAfee, Inc.*	5,300	129,638
Mercury Interactive Corp.*	2,200	113,366
Microsoft Corp.	387,600	10,593,108
Midway Games, Inc.*	3,500	30,730
National Instruments Corp.	2,850	77,919
Novell, Inc.*	13,200	80,784
Nuance Communications, Inc.*	7,700	62,909
NVIDIA Corp.*	12,600	372,834
Openwave Systems, Inc.*	3,000	28,080
Opsware, Inc.*	3,400	30,634
Oracle Corp.*	199,060	3,531,324

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Software (Continued)
Parametric Technology Corp.*	3,480	$60,761
Per-Se Technologies, Inc.*	1,235	28,133
Progress Software Corp.*	1,300	33,800
Quest Software, Inc.*	3,600	51,408
Red Hat, Inc.*	7,200	151,776
Symantec Corp.*	37,565	799,383
Take-Two Interactive Software, Inc.*	2,150	30,659
THQ, Inc.*	1,850	53,965
TIBCO Software, Inc.*	7,200	64,656
Transaction Systems Architects, Inc. Class A*	900	30,888
Ulticom, Inc.*	500	5,205
Verint Systems, Inc.*	1,000	30,050
Witness Systems, Inc.*	1,100	19,283
		20,289,471
Computers — 2.3%
Apple Computer, Inc.*	32,400	2,495,772
Dell, Inc.*	77,500	1,770,100
Gateway, Inc.*	11,100	20,979
Hewlett-Packard Co.	106,001	3,889,177
International Business Machines Corp.	48,400	3,965,896
		12,141,924
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	53,652

Consumer Products — 2.2%
Avon Products, Inc.	17,100	524,286
Blyth, Inc.	1,500	36,495
Central Garden & Pet Co.*	200	9,652
Clorox Co.	4,900	308,700
Colgate-Palmolive Co.	19,600	1,217,160
Energizer Holdings, Inc.*	2,000	143,980
Estee Lauder Companies, Inc. Class A	4,800	193,584
Fortune Brands, Inc.	5,300	398,083
Fossil, Inc.*	2,600	56,004
Hasbro, Inc.	5,700	129,675
IDEXX Laboratories, Inc.*	800	72,912
International Flavors & Fragrances, Inc.	3,500	138,390
Jarden Corp.*	1,600	52,752
Mattel, Inc.	14,000	275,800
Newell Rubbermaid, Inc.	9,900	280,368
Playtex Products, Inc.*	3,100	41,540
Procter & Gamble Co.	120,605	7,475,098
Russ Berrie & Co., Inc.*	400	6,096
Spectrum Brands, Inc.*	1,500	12,660
The Scotts Co. Class A	2,200	97,878
The Yankee Candle Co., Inc.	1,100	32,197
Tupperware Corp.	1,700	33,082
		11,536,392
Containers & Glass — 0.0%
Crown Holdings, Inc.*	5,700	106,020
Owens-Illinois, Inc.*	4,600	70,932
Silgan Holdings, Inc.	600	22,536
		199,488
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	124,868
Graphic Packaging Corp.*	6,700	24,522
Longview Fibre Co.	1,134	23,043
Pactiv Corp.*	4,500	127,890
Sealed Air Corp.	2,900	156,948
Sonoco Products Co.	1,700	57,188
		514,459
Distribution/Wholesale — 0.2%
Brightpoint, Inc.*	1,680	23,890
CDW Corp.	2,200	135,696
Central European Distribution Corp.*	1,400	32,774
Fastenal Co.	5,100	196,707
Genuine Parts Co.	5,900	254,467
Grainger, Inc.	2,500	167,550
LKQ Corp.*	1,300	28,561
Owens & Minor, Inc.	1,500	49,335
Pool Corp.	1,600	61,600
ScanSource, Inc.*	200	6,066
United Natural Foods, Inc.*	600	18,594
United Stationers, Inc.*	500	23,255
Watsco, Inc.	200	9,202
WESCO International, Inc.*	1,500	87,045
		1,094,742
Diversified Operations — 1.7%
3M Co.	28,600	2,128,412
Actuant Corp. Class A	200	10,020
Acuity Brands, Inc.	1,000	45,400
Barnes Group, Inc.	1,900	33,364
Carlisle Cos., Inc.	600	50,460
Chemed Corp.	400	12,904
Corning, Inc.*	59,200	1,445,072
Covanta Holding Corp.*	5,090	109,588
Crane Co.	2,300	96,140
Danaher Corp.	11,100	762,237
ESCO Technologies, Inc.*	400	18,416
Esterline Technologies Corp.*	300	10,128
Federal Signal Corp.	900	13,725
Florida East Coast Industries, Inc.	500	28,540
Griffon Corp.*	400	9,548
Harsco Corp.	1,000	77,650
Hawaiian Electric Industries, Inc.	2,800	75,768
Hillenbrand Industries, Inc.	1,500	85,470
Illinois Tool Works, Inc.	21,600	969,840
ITT Industries, Inc.	6,300	323,001
Lancaster Colony Corp.	500	22,380
Leucadia National Corp.	7,700	201,509
Lockheed Martin Corp.	15,500	1,333,930
Mathews International Corp. Class A	500	18,405
Pentair, Inc.	3,700	96,903
PerkinElmer, Inc.	4,500	85,185
PPG Industries, Inc.	5,600	375,648
Roper Industries, Inc.	3,100	138,694
Sensient Technologies Corp.	1,800	35,226
Teleflex, Inc.	900	50,076
Textron, Inc.	3,900	341,250
Tredegar Corp.	400	6,696
Trinity Industries, Inc.	2,400	77,208
Universal Corp.	500	18,265
Vector Group Ltd.	1,513	24,541
		9,131,599
Education — 0.1%
Apollo Group, Inc. Class A*	6,550	322,522
Career Education Corp.*	3,700	83,250
Corinthian Colleges, Inc.*	3,100	33,511
DeVry, Inc.*	2,400	51,048
ITT Educational Services, Inc.*	900	59,670
Laureate Education, Inc.*	2,000	95,720
Renaissance Learning, Inc.	500	7,155
Strayer Education, Inc.	200	21,642

	SHARES	VALUE
COMMON STOCKS (Continued)
Education (Continued)
Universal Technical Institute, Inc.*	1,000	$17,890
		692,408
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	43,450
Calpine Corp.*	17,200	5,934
Duquesne Light Holdings, Inc.	2,200	43,252
Great Plains Energy, Inc.	2,700	83,754
NSTAR	3,200	106,752
Weststar Energy, Inc.	3,100	72,881
		356,023
Electrical Equipment — 2.8%
A.O. Smith Corp.	300	11,829
Avid Technology, Inc.*	700	25,494
Axcelis Technologies, Inc.*	2,800	19,768
Checkpoint Systems, Inc.*	600	9,906
Credence Systems Corp.*	2,500	7,125
FLIR Systems, Inc.*	2,500	67,900
General Electric Co.	395,100	13,947,030
Genlyte Group, Inc.*	400	28,480
GrafTech International Ltd.*	1,100	6,424
Input/Output, Inc.*	2,700	26,811
Ionatron, Inc.*	2,300	11,063
Lincoln Electric Holdings, Inc.	900	49,005
Littelfuse, Inc.*	400	13,880
Microchip Technology, Inc.	8,150	264,223
Molex, Inc.	2,500	82,275
Molex, Inc. Class A	2,600	101,322
Paxar Corp.*	800	15,984
Power Integrations, Inc.*	400	7,840
Power-One, Inc.*	1,200	8,688
Rogers Corp.*	300	18,525
Veeco Instruments, Inc.*	400	8,060
Vicor Corp.	200	2,308
Xilinx, Inc.	12,400	272,180
		15,006,120
Electronics — 2.5%
Advanced Micro Devices, Inc.*	18,400	457,240
Aeroflex, Inc.*	2,400	24,672
Agere Systems, Inc.*	6,440	96,149
Agilent Technologies, Inc.*	16,800	549,192
Altera Corp.*	13,000	238,940
AMETEK, Inc.	2,500	108,875
AMIS Holdings, Inc.*	3,300	31,317
Amkor Technology, Inc.*	6,400	33,024
Amphenol Corp. Class A	3,300	204,369
Analog Devices, Inc.	13,900	408,521
Anixter International, Inc.*	600	33,882
Applied Materials, Inc.	60,300	1,069,119
Applied Micro Circuits Corp.*	10,500	30,345
Arrow Electronics, Inc.*	4,600	126,178
Atmel Corp.*	18,500	111,740
ATMI, Inc.*	500	14,535
Avnet, Inc.*	5,522	108,342
AVX Corp.	6,200	109,678
Belden CDT, Inc.	1,500	57,345
Benchmark Electronics, Inc.*	2,250	60,480
Broadcom Corp. Class A*	17,800	540,052
Brooks Automation, Inc.*	2,500	32,625
Cirrus Logic, Inc.*	3,100	22,599
Coherent, Inc.*	400	13,864
Conexant Systems, Inc.*	18,217	36,434
Cree, Inc.*	2,600	52,286
Cubic Corp.	500	9,790
Cymer, Inc.*	1,500	65,865
Cypress Semiconductor Corp.*	4,900	87,073
Daktronics, Inc.	1,600	33,104
Diodes, Inc.*	1,000	43,170
DSP Group, Inc.*	500	11,425
Emerson Electric Co.	13,200	1,106,952
Energy Conversion Devices, Inc.*	900	33,336
EnerSys*	1,800	28,872
Entegris, Inc.*	4,717	51,462
Exar Corp.*	600	7,974
Fairchild Semiconductor Corp. Class A*	4,600	86,020
FormFactor, Inc.*	1,100	46,343
Genesis Microchip, Inc.*	900	10,593
Gentex Corp.	5,600	79,576
Harman International Industries, Inc.	1,900	158,536
Hittite Microwave Corp.*	1,100	48,950
Hubbell, Inc. Class B	1,100	52,690
Integrated Device Technology, Inc.*	6,790	109,047
International Rectifier Corp.*	2,600	90,584
Intersil Corp. Class A	4,500	110,475
Itron, Inc.*	1,000	55,800
Jabil Circuit, Inc.	7,500	214,275
KEMET Corp.*	1,500	12,105
KLA-Tencor Corp.	6,700	297,949
Lam Research Corp.*	4,600	208,518
Lattice Semiconductor Corp.*	3,900	26,598
Linear Technology Corp.	11,000	342,320
LSI Logic Corp.*	14,200	116,724
Maxim Integrated Products, Inc.	11,536	323,816
Micrel, Inc.*	2,800	26,852
Micron Technology, Inc.*	27,514	478,744
Microsemi Corp.*	1,700	32,045
MKS Instruments, Inc.*	1,300	26,403
Multi-Fineline Electronix, Inc.*	600	15,222
National Semiconductor Corp.	12,700	298,831
Newport Corp.*	600	9,780
Novellus Systems, Inc.*	4,556	126,019
OmniVision Technologies, Inc.*	1,000	14,270
ON Semiconductor Corp.*	11,700	68,796
Photronics, Inc.*	600	8,478
PMC-Sierra, Inc.*	7,400	43,956
QLogic Corp.*	5,800	109,620
Rambus, Inc.*	4,400	76,736
Rockwell International Corp.	6,400	371,840
Sanmina Corp.*	20,220	75,623
Sigmatel, Inc.*	1,000	4,680
Silicon Image, Inc.*	2,600	33,072
Silicon Laboratories, Inc.*	1,100	34,122
Skyworks Solutions, Inc.*	5,500	28,545
Solectron Corp.*	34,500	112,470
Synopsys, Inc.*	4,900	96,628
Taser International, Inc.*	1,000	7,660
Tech Data Corp.*	1,300	47,489
Technitrol, Inc.	1,500	44,775
Tektronix, Inc.	3,000	86,790
Teradyne, Inc.*	7,100	93,436
Tessera Technologies, Inc.*	1,600	55,648
Texas Instruments, Inc.	57,600	1,915,200
Thermo Electron Corp.*	5,195	204,319
Thomas & Betts Corp.*	1,300	62,023
Trimble Navigation Ltd.*	1,950	91,806
TriQuint Semiconductor, Inc.*	5,100	26,520
Vishay Intertechnology, Inc.*	5,430	76,237
Vitesse Semiconductor Corp.*	7,500	7,425

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
Zoran Corp.*	1,700	$27,336
		13,281,141
Energy — 1.6%
Centerpoint Energy, Inc.	11,800	168,976
ChevronTexaco Corp.	84,247	5,464,260
CONSOL Energy, Inc.	7,000	222,110
DTE Energy Co.	6,800	282,268
Energy East Corp.	4,700	111,484
Entergy Corp.	7,500	586,725
Evergreen Energy, Inc.*	2,600	27,820
Evergreen Solar, Inc.*	2,100	17,430
Kinder Morgan, Inc.	3,200	335,520
NRG Energy, Inc.*	5,200	235,560
Peabody Energy Corp.	10,100	371,478
Progress Energy, Inc.	9,100	412,958
Sempra Energy	9,400	472,350
Syntroleum Corp.*	1,700	8,143
Watts Industries, Inc. Class A	400	12,704
		8,729,786
Environmental Services — 0.0%
Headwaters, Inc.*	1,500	35,025
Mine Safety Appliances Co.	800	28,512
Rollins, Inc.	2,350	49,609
		113,146
Facility Services — 0.0%
ABM Industries, Inc.	1,800	33,768

Financial Services — 9.6%
A.G. Edwards, Inc.	2,000	106,560
Advanta Corp. Class B	200	7,380
Affiliated Managers Group, Inc.*	600	60,066
AMBAC Financial Group, Inc.	2,850	235,837
American Capital Strategies Ltd.	5,100	201,297
American Express Co.	46,900	2,630,152
AmeriCredit Corp.*	4,900	122,451
Ameriprise Financial, Inc.	9,040	423,976
AmSouth Bancorporation	12,500	363,000
Asset Acceptance Capital Corp.*	1,300	21,125
Bank of Hawaii Corp.	1,900	91,504
BlackRock, Inc.	500	74,500
Capital One Financial Corp.	7,110	559,273
CapitalSource, Inc.	4,992	128,893
Cash America International, Inc.	200	7,816
Charles Schwab Corp.	48,500	868,150
CIT Group, Inc.	7,600	369,588
Citigroup, Inc.	188,889	9,382,117
Citizens Banking Corp.	1,500	39,390
Cohen & Steers, Inc.	1,500	48,540
Commerce Bancorp, Inc.	6,500	238,615
CompuCredit Corp.*	1,700	51,357
Countrywide Credit Industries, Inc.	23,100	809,424
Cullen/Frost Bankers, Inc.	2,100	121,422
Digital Insight Corp.*	600	17,592
Dun & Bradstreet Corp.*	1,800	134,982
E*Trade Group, Inc.*	16,200	387,504
Eaton Vance Corp.	4,400	126,984
eFunds Corp.*	1,800	43,524
Equifax, Inc.	4,400	161,524
eSPEED, Inc. Class A*	400	3,680
Fannie Mae	36,800	2,057,488
Federated Investors, Inc. Class B	3,600	121,716
Financial Federal Corp.	300	8,040
First Commonwealth Financial Corp.	2,200	28,666
First Midwest Bancorp, Inc.	1,500	56,835
FirstMerit Corp.	3,000	69,510
Franklin Resources, Inc.	8,000	846,000
Fremont General Corp.	2,800	39,172
Greenhill & Co., Inc.	900	60,318
H&R Block, Inc.	11,800	256,532
IndyMac Bancorp, Inc.	2,400	98,784
Interactive Data Corp.*	3,200	63,840
Investment Technology Group, Inc.*	1,500	67,125
Investors Financial Services Corp.	1,700	73,236
Irwin Financial Corp.	400	7,824
J.P. Morgan Chase & Co.	132,008	6,199,096
Jackson Hewitt Tax Service, Inc.	500	15,005
Janus Capital Group, Inc.	7,100	140,012
Jefferies Group, Inc.	4,300	122,550
KeyCorp	15,400	576,576
Knight Capital Group, Inc. Class A*	3,100	56,420
LaBranche & Co., Inc.*	500	5,185
Legg Mason, Inc.	2,850	287,451
Lehman Brothers Holdings, Inc.	20,300	1,499,358
MBIA, Inc.	4,900	301,056
MCG Capital Corp.	1,900	31,027
Mellon Financial Corp.	15,700	613,870
Merrill Lynch & Co., Inc.	34,100	2,667,302
MoneyGram International, Inc.	2,900	84,274
Morgan Stanley Dean Witter & Co.	40,700	2,967,437
Municipal Mortgage & Equity, L. L. C.	700	19,887
Nasdaq Stock Market, Inc.*	4,000	120,960
National City Corp.	22,108	809,153
Nelnet, Inc. Class A*	1,000	30,740
Nuveen Investments Class A	2,800	143,444
NYSE Group, Inc.*	5,600	418,600
Ocwen Financial Corp.*	2,300	34,270
Piper Jaffray Cos., Inc.*	360	21,823
Protective Life Corp.	2,400	109,800
Prudential Financial, Inc.	18,700	1,425,875
Raymond James Financial, Inc.	3,900	114,036
Sky Financial Group, Inc.	4,000	99,600
SLM Corp.	14,800	769,304
State Street Corp.	12,600	786,240
Susquehanna Bancshares, Inc.	1,900	46,436
Synovus Financial Corp.	11,600	340,692
T. Rowe Price Group, Inc.	9,000	430,650
TD Ameritrade Holding Corp.	23,200	437,320
The Bear Stearns Cos., Inc.	3,500	490,350
The First Marblehead Corp.	1,600	110,816
The Goldman Sachs Group, Inc.	12,500	2,114,625
The South Financial Group, Inc.	2,700	70,281
The Student Loan Corp.	400	76,872
Waddell & Reed Financial, Inc. Class A	2,717	67,246
Wells Fargo & Co.	120,880	4,373,438
Wilmington Trust Corp.	2,500	111,375
		50,833,761
Food & Beverages — 3.4%
American Italian Pasta Co. Class A*	300	2,334
Anheuser-Busch Cos., Inc.	29,400	1,396,794
Archer-Daniels-Midland Co.	24,877	942,341
Brown Forman Corp. Class B	2,000	153,300
Campbell Soup Co.	14,900	543,850
Chiquita Brands International, Inc.	500	6,690
Coca-Cola Co.	89,500	3,998,860
Coca-Cola Enterprises, Inc.	18,100	377,023
ConAgra, Inc.	19,700	482,256
Constellation Brands, Inc. Class A*	7,600	218,728

	SHARES	VALUE
COMMON STOCKS (Continued)
Food & Beverages (Continued)
Corn Products International, Inc.	2,700	$87,858
Dean Foods Co.*	5,184	217,832
Del Monte Foods Co.	7,188	75,115
Flowers Foods, Inc.	2,225	59,808
General Mills, Inc.	13,500	764,100
H.J. Heinz Co.	12,100	507,353
Hain Celestial Group, Inc.*	1,400	35,784
Hershey Foods Corp.	6,300	336,735
Hormel Foods Corp.	4,400	158,312
Interstate Bakeries Corp.*	1,300	3,770
Kellogg Co.	14,900	737,848
Kraft Foods, Inc. Class A	18,300	652,578
McCormick & Co., Inc.	4,300	163,314
Molson Coors Brewing Co. Class B	2,300	158,470
Panera Bread Co. Class A*	300	17,475
PepsiAmericas, Inc.	4,400	93,896
PepsiCo, Inc.	62,690	4,091,149
Performance Food Group Co.*	800	22,472
Pilgrim’s Pride Corp.	1,700	46,495
Ralcorp Holdings, Inc.*	500	24,115
Sanderson Farms, Inc.	400	12,944
Sara Lee Corp.	27,400	440,318
Smithfield Foods, Inc.*	4,000	108,080
SYSCO Corp.	22,300	745,935
The J.M. Smucker Co.	1,329	63,726
Tootsie Roll Industries, Inc.	561	16,443
TreeHouse Foods, Inc.*	816	19,298
Triarc Cos., Inc. Class A	200	3,318
Tyson Foods, Inc. Class A	9,202	146,128
Wm. Wrigley Jr. Co.	7,625	351,207
		18,284,052
Forest & Paper Products — 0.5%
International Paper Co.	18,724	648,412
Kimberly-Clark Corp.	16,600	1,084,976
P.H. Glatfelter Co.	700	9,485
Smurfit-Stone Container Corp.*	9,700	108,640
Universal Forest Products, Inc.	200	9,810
Wausau-Mosinee Paper Corp.	800	10,800
Weyerhaeuser Co.	8,300	510,699
		2,382,822
Funeral Services — 0.0%
Service Corp. International	10,600	99,004
Stewart Enterprises, Inc. Class A	3,000	17,580
		116,584
Health Care - Biotechnology — 2.1%
Affymetrix, Inc.*	1,300	28,028
Alexion Pharmaceuticals, Inc.*	1,000	33,980
Amgen, Inc.*	44,822	3,206,118
Applera Corp. - Celera Genomics Group.*	2,000	27,840
Arena Pharmaceuticals, Inc.*	1,500	17,970
AtheroGenics, Inc.*	600	7,902
Biogen Idec, Inc.*	12,205	545,319
BioMarin Pharmaceutical, Inc.*	3,200	45,536
Biosite, Inc.*	200	9,246
Cambrex Corp.	500	10,355
Charles River Laboratories International, Inc.*	2,588	112,345
CV Therapeutics, Inc.*	1,400	15,596
Digene Corp.*	200	8,630
Encysive Pharmaceuticals, Inc.*	1,700	7,310
Enzon, Inc.*	500	4,125
Exelixis, Inc.*	2,800	24,388
Genentech, Inc.*	29,400	2,431,380
Genzyme Corp.*	9,900	667,953
Gilead Sciences, Inc.*	16,700	1,147,290
ICOS Corp.*	2,500	62,650
Illumina, Inc.*	1,700	56,168
ImClone Systems, Inc.*	2,700	76,464
Incyte Corp.*	2,000	8,460
Integra LifeSciences Holdings*	400	14,992
LifeCell Corp.*	1,000	32,220
Martek Biosciences Corp.*	600	12,906
Medarex, Inc.*	4,000	42,960
Medtronic, Inc.	43,900	2,038,716
Myriad Genetics, Inc.*	1,300	32,045
Nabi Biopharmaceuticals*	1,600	9,248
Nuvelo, Inc.*	1,600	29,184
PDL BioPharma, Inc.*	3,200	61,440
Pharmaceutical Product Development, Inc.	3,900	139,191
Regeneron Pharmaceuticals, Inc.*	2,300	36,087
Tanox, Inc.*	1,100	13,002
Techne Corp.*	800	40,688
Telik, Inc.*	1,900	33,801
The Medicines Co.*	1,700	38,352
Trimeris, Inc.*	300	2,640
		11,132,525
Health Care - Drugs — 4.0%
Abbott Laboratories	58,500	2,840,760
Abraxis Bioscience, Inc.*	6,250	173,625
Adolor Corp.*	1,600	22,192
Alkermes, Inc.*	2,679	42,462
Alpharma, Inc. Class A	700	16,373
AmerisourceBergen Corp.	7,118	321,734
Amylin Pharmaceuticals, Inc.*	4,400	193,908
Andrx Group*	1,600	39,088
Barr Laboratories, Inc.*	3,825	198,671
Bristol-Myers Squibb Co.	74,700	1,861,524
Celgene Corp.*	13,200	571,560
Cephalon, Inc.*	2,300	142,025
Connetics Corp.*	600	6,540
Cubist Pharmaceuticals, Inc.*	1,600	34,784
Dendreon Corp.*	600	2,682
Eli Lilly & Co.	42,900	2,445,300
Forest Laboratories, Inc.*	11,500	582,015
Impax Laboratories, Inc.*	700	4,599
Inspire Pharmaceuticals, Inc.*	400	2,036
K-V Pharmaceutical Co. Class A*	500	11,850
King Pharmaceuticals, Inc.*	9,249	157,510
Kos Pharmaceuticals, Inc.*	1,500	74,130
Ligand Pharmaceuticals, Inc. Class B*	900	9,036
MannKind Corp.*	1,600	30,400
Medicis Pharmaceutical Corp. Class A	1,300	42,055
MedImmune, Inc.*	7,930	231,635
Millennium Pharmaceuticals, Inc.*	11,300	112,435
Mylan Laboratories, Inc.	6,425	129,335
Myogen, Inc.*	1,100	38,588
Neurocrine Biosciences, Inc.*	800	8,600
New River Pharmaceuticals, Inc.*	1,200	30,876
NPS Pharmaceuticals, Inc.*	500	1,905
Onyx Pharmaceuticals, Inc.*	1,300	22,477
OSI Pharmaceuticals, Inc.*	2,200	82,566
Par Pharmaceutical Cos., Inc.*	700	12,768
Pfizer, Inc.	275,175	7,803,963
Pharmion Corp.*	100	2,155
Sciele Pharma, Inc.*	1,300	24,492
Sepracor, Inc.*	3,900	188,916
United Therapeutics Corp.*	200	10,508

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Valeant Pharmaceuticals International	3,000	$59,340
Vertex Pharmaceuticals, Inc.*	4,000	134,600
ViroPharma, Inc.*	2,700	32,859
Watson Pharmaceuticals, Inc.*	2,800	73,276
Wyeth	48,500	2,465,740
Zymogenetics, Inc.*	3,200	53,984
		21,347,877
Health Care - Products — 3.5%
Advanced Medical Optics, Inc.*	1,874	74,117
Align Technology, Inc.*	700	7,966
Allergan, Inc.	3,800	427,918
American Medical Systems Holdings, Inc.*	2,100	38,703
Arrow International, Inc.	800	25,448
ArthroCare Corp.*	200	9,372
Bausch & Lomb, Inc.	1,300	65,169
Beckman Coulter, Inc.	1,600	92,096
Becton, Dickinson & Co.	9,400	664,298
Biomet, Inc.	8,900	286,491
Boston Scientific Corp.*	40,475	598,625
C.R. Bard, Inc.	3,700	277,500
CONMED Corp.*	500	10,555
Cooper Cos., Inc.	1,155	61,792
Cyberonics, Inc.*	400	7,012
Cytyc Corp.*	3,800	93,024
Dade Behring Holdings, Inc.	2,900	116,464
Datascope Corp.	300	10,041
DENTSPLY International, Inc.	5,734	172,651
Eclipsys Corp.*	300	5,373
Edwards Lifesciences Corp.*	1,400	65,226
Haemonetics Corp.*	500	23,400
Henry Schein, Inc.*	3,000	150,420
Hologic, Inc.*	1,600	69,632
Hospira, Inc.*	5,440	208,189
Human Genome Sciences, Inc.*	4,700	54,238
Immucor, Inc.*	2,175	48,742
Invacare Corp.	500	11,760
Invitrogen Corp.*	1,300	82,433
Johnson & Johnson	112,512	7,306,529
Kinetic Concepts, Inc.*	2,100	66,066
Mentor Corp.	700	35,273
Merck & Co., Inc.	82,900	3,473,510
MGI Pharma, Inc.*	2,800	48,188
Nektar Therapeutics*	3,500	50,435
Patterson Cos., Inc.*	5,000	168,050
Perrigo Co.	3,200	54,304
PolyMedica Corp.	500	21,405
PSS World Medical, Inc.*	2,900	57,971
ResMed, Inc.*	2,300	92,575
Respironics, Inc.*	2,700	104,247
Schering-Plough Corp.	56,300	1,243,667
Sirona Dental Systems, Inc.	1,900	62,567
St. Jude Medical, Inc.*	11,700	412,893
Stryker Corp.	15,400	763,686
Thoratec Corp.*	2,100	32,781
USANA Health Sciences, Inc.*	200	8,918
Varian Medical Systems, Inc.*	4,800	256,272
Ventana Medical Systems, Inc.*	400	16,332
Viasys Healthcare, Inc.*	1,500	40,860
West Pharmaceutical Services, Inc.	800	31,416
Wright Medical Group, Inc.*	400	9,700
Zimmer Holdings, Inc.*	8,380	565,650
		18,681,950
Health Care - Services — 2.6%
Allscripts Heathcare Solutions, Inc.*	1,900	42,655
AMERIGROUP Corp.*	1,200	35,460
AmSurg Corp.*	300	6,678
Apria Healthcare Group, Inc.*	800	15,792
Baxter International, Inc.	24,900	1,131,954
Cardinal Health, Inc.	15,900	1,045,266
Caremark Rx, Inc.	16,800	952,056
Centene Corp.*	800	13,152
Cerner Corp.*	2,600	118,040
Community Health Care*	3,300	123,255
Covance, Inc.*	2,300	152,674
Coventry Health Care, Inc.*	5,150	265,328
DaVita, Inc.*	3,500	202,545
Emdeon Corp.*	11,100	129,981
Express Scripts, Inc.*	4,200	317,058
Genesis HealthCare Corp.*	150	7,144
HCA-The Healthcare Corp.	14,700	733,383
Health Management Associates, Inc. Class A	8,700	181,830
Health Net, Inc.*	3,900	169,728
HealthExtras, Inc.*	1,300	36,803
Healthways, Inc.*	500	22,300
Humana, Inc.*	5,500	363,495
IMS Health, Inc.	7,700	205,128
Kindred Healthcare, Inc.*	1,800	53,514
Laboratory Corp. of America Holdings*	3,900	255,723
LifePoint Hospitals, Inc.*	233	8,229
Lincare Holdings, Inc.*	3,600	124,704
Magellan Health Services, Inc.*	1,200	51,120
Manor Care, Inc.	2,200	115,016
McKesson HBOC, Inc.	11,000	579,920
Medco Health Solutions, Inc.*	11,469	689,402
MedQuist, Inc.*	500	5,800
Molina Healthcare, Inc.*	1,000	35,360
Odyssey Healthcare, Inc.*	400	5,672
Omnicare, Inc.	4,100	176,669
PAREXEL International Corp.*	1,000	33,090
Pediatrix Medical Group, Inc.*	1,200	54,720
Psychiatric Solutions, Inc.*	1,700	57,953
Quality Systems, Inc.	1,200	46,548
Quest Diagnostics, Inc.	7,500	458,700
Sierra Health Services, Inc.*	1,800	68,112
STERIS Corp.	2,100	50,526
Sunrise Assisted Living, Inc.*	1,400	41,818
Tenet Healthcare Corp.*	16,950	137,973
The TriZetto Group, Inc.*	1,300	19,682
Triad Hospitals, Inc.*	2,787	122,712
United Surgical Partners International, Inc.*	1,600	39,728
UnitedHealth Group, Inc.	48,464	2,384,429
Universal Health Services, Inc. Class B	1,300	77,909
VCA Antech, Inc.*	2,600	93,756
WellCare Health Plans, Inc.*	1,300	73,619
Wellpoint, Inc.*	22,978	1,770,455
		13,904,564
Hotels & Restaurants — 0.1%
Wyndham Worldwide Corp.*	7,609	212,824
Wynn Resorts Ltd.*	3,200	217,632
		430,456
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	6,738
Kimball International, Inc. Class B	1,000	19,300
Tempur-Pedic International, Inc.*	2,400	41,208

	SHARES	VALUE
COMMON STOCKS (Continued)
Household Appliances & Home Furnishings (Continued)
Whirlpool Corp.	1,867	$157,033
		224,279
Household Products — 0.1%
Alberto-Culver Co. Class B	3,500	177,065
Black & Decker Corp.	2,300	182,505
Church & Dwight Co., Inc.	2,500	97,775
Ethan Allen Interiors, Inc.	800	27,728
Furniture Brands International, Inc.	1,000	19,040
		504,113
Instruments - Scientific — 0.2%
Applera Corp. - Applied Biosystems Group	4,700	155,617
ev3, Inc.*	2,200	37,422
FEI Co.*	600	12,666
Fisher Scientific International, Inc.*	4,164	325,791
Gen-Probe, Inc.*	1,200	56,268
Greatbatch, Inc.*	300	6,786
Intermagnetics General Corp.*	600	16,230
Intuitive Surgical, Inc.*	400	42,180
Kyphon, Inc.*	1,500	56,130
Millipore Corp.*	2,000	122,600
Symmetry Medical, Inc.*	200	3,018
Waters Corp.*	3,400	153,952
		988,660
Insurance — 4.5%
21st Century Insurance Group	3,100	46,345
Aetna, Inc.	20,600	814,730
AFLAC, Inc.	18,900	864,864
Alfa Corp.	2,400	41,448
Allstate Corp.	23,200	1,455,336
American Equity Investment Life Holding Co.	1,800	22,086
American Financial Group, Inc.	2,600	122,018
American International Group, Inc.	98,745	6,542,844
American National Insurance Co.	400	46,360
AmerUs Group Co.	900	61,209
Aon Corp.	11,500	389,505
Argonaut Group, Inc.*	1,000	31,030
Arthur J. Gallagher & Co.	3,200	85,344
Assurant, Inc.	4,400	235,004
Brown & Brown, Inc.	4,700	143,632
Chubb Corp.	14,900	774,204
CIGNA Corp.	3,700	430,384
Cincinnati Financial Corp.	6,614	317,869
CNA Financial Corp.*	10,300	371,006
CNA Surety Corp.*	900	18,180
Conseco, Inc.*	6,800	142,732
Delphi Financial Group, Inc. Class S	1,675	66,799
Erie Indemnity Co. Class A	1,400	73,318
FBL Financial Group, Inc. Class A	200	6,694
Fidelity National Financial, Inc.	5,915	246,360
Fidelity National Title Group, Inc. Class A	807	16,915
Great American Financial Resources, Inc.	1,700	35,581
Hanover Insurance Group, Inc.	1,100	49,093
Harleysville Group, Inc.	600	20,994
Hartford Financial Services Group, Inc.	9,600	832,800
HCC Insurance Holdings, Inc.	3,400	111,792
Hilb, Rogal & Hamilton Co.	1,300	55,445
Horace Mann Educators Corp.	700	13,461
Infinity Property & Casualty Corp.	400	16,452
LandAmerica Financial Group, Inc.	300	19,737
Lincoln National Corp.	10,333	641,472
Loews Corp.	20,000	758,000
Manulife Financial Corp.	12,326	397,637
Markel Corp.*	100	41,066
Marsh & McLennan Cos., Inc.	20,900	588,335
Mercury General Corp.	1,300	64,493
MetLife, Inc.	28,800	1,632,384
MGIC Investment Corp.	2,700	161,919
Nationwide Financial Services, Inc. Class A	1,600	76,960
Odyssey Re Holdings Corp.	2,100	70,938
Ohio Casualty Corp.	1,900	49,153
Old Republic International Corp.	8,775	194,366
Philadelphia Consolidated Holding Corp.*	2,400	95,472
Principal Financial Group, Inc.	10,000	542,800
ProAssurance Corp.*	500	24,640
Radian Group, Inc.	2,400	144,000
Reinsurance Group of America, Inc.	1,600	83,088
RLI Corp.	500	25,395
Safeco Corp.	3,600	212,148
Selective Insurance Group, Inc.	500	26,305
St. Paul Cos., Inc.	26,241	1,230,440
StanCorp Financial Group, Inc.	1,400	62,482
State Auto Financial Corp.	1,600	48,880
Stewart Information Services Corp.	300	10,431
The Commerce Group, Inc.	2,600	78,130
The First American Corp.	3,300	139,722
The Navigators Group, Inc.*	100	4,801
The Phoenix Companies, Inc.	2,100	29,400
The PMI Group, Inc.	2,500	109,525
The Progressive Corp.	29,700	728,838
Torchmark, Inc.	2,900	183,019
Transatlantic Holdings, Inc.	1,700	102,697
Triad Guaranty, Inc.*	200	10,234
Unitrin, Inc.	1,800	79,506
Universal American Financial Corp.*	1,652	26,548
UnumProvident Corp.	12,300	238,497
W.R. Berkley Corp.	6,505	230,212
Zenith National Insurance Corp.	1,200	47,868
		23,713,372
Internet Services — 0.9%
Akamai Technologies, Inc.*	5,154	257,649
Ariba, Inc.*	633	4,741
CACI International, Inc. Class A*	600	33,006
CMGI, Inc.*	4,000	4,240
CNET Networks, Inc.*	5,300	50,774
Cogent Communications Group, Inc.*	1,000	11,590
Digital River, Inc.*	1,400	71,568
EarthLink, Inc.*	4,500	32,715
Equinix, Inc.*	200	12,020
Expedia, Inc.*	10,158	159,277
F5 Networks, Inc.*	1,400	75,208
GSI Commerce, Inc.*	900	13,356
IAC/InterActiveCorp*	10,158	292,144
j2 Global Communications, Inc.*	1,800	48,906
Juniper Networks, Inc.*	17,406	300,776
Jupitermedia Corp.*	400	3,464
Liberty Media Holding Corp. - Interactive Class A*	24,150	492,177
Monster Worldwide, Inc.*	4,000	144,760
Move, Inc.*	4,700	23,077
Netflix, Inc.*	1,800	41,004
NetRatings, Inc.*	400	5,692
Overstock.com, Inc.*	200	3,506
Priceline.com, Inc.*	1,500	55,185
Qwest Communications International, Inc.*	72,429	631,581
Real Networks, Inc.*	5,500	58,355
Redback Networks, Inc.*	1,800	24,984

	SHARES	VALUE
COMMON STOCKS (Continued)
Internet Services (Continued)
S1 Corp.*	1,300	$5,993
SafeNet, Inc.*	400	7,276
Total System Services, Inc.	6,300	143,829
United Online, Inc.	2,150	26,187
ValueClick, Inc.*	3,400	63,036
VeriSign, Inc.*	7,915	159,883
WebEx Communications, Inc.*	1,600	62,432
Websense, Inc.*	1,600	34,576
Yahoo!, Inc.*	50,710	1,281,949
		4,636,916
Leisure — 0.8%
Ameristar Casinos, Inc.	1,800	39,078
Aztar Corp.*	600	31,806
Bally Technologies, Inc.*	1,600	28,160
Boyd Gaming Corp.	3,400	130,696
Brunswick Corp.	3,500	109,165
Choice Hotels International, Inc.	1,600	65,440
Escala Group, Inc.*	1,000	5,440
Gaylord Entertainment Co.*	700	30,695
Harrah’s Entertainment, Inc.	7,003	465,209
Hilton Hotels Corp.	13,800	384,330
International Game Technology	12,100	502,150
International Speedway Corp. Class A	500	24,920
Isle of Capri Casinos, Inc.*	300	6,318
K2, Inc.*	500	5,865
Life Time Fitness, Inc.*	1,300	60,177
Marriott International, Inc. Class A	15,700	606,648
MGM Mirage, Inc.*	10,300	406,747
Multimedia Games, Inc.*	700	6,356
Penn National Gaming, Inc.*	2,700	98,604
Pinnacle Entertainment, Inc.*	2,000	56,240
Sabre Holdings Corp. Class A	4,516	105,629
Scientific Games Corp. Class A*	3,100	98,580
Shuffle Master, Inc.*	600	16,206
Six Flags, Inc.*	3,200	16,736
Speedway Motorsports, Inc.	2,000	72,820
Starwood Hotels & Resorts Worldwide, Inc.	7,800	446,082
Station Casinos, Inc.	1,850	106,986
The Marcus Corp.	200	4,594
Topps Co., Inc.	900	8,064
Vail Resorts, Inc.*	1,400	56,028
WMS Industries, Inc.*	500	14,605
		4,010,374
Machinery — 0.8%
Albany International Corp. Class A	400	12,728
Applied Industrial Technologies, Inc.	1,675	40,870
Baldor Electric Co.	400	12,332
CARBO Ceramics, Inc.	300	10,809
Caterpillar, Inc.	25,400	1,671,320
Deere & Co.	8,200	688,062
Dover Corp.	6,900	327,336
Flowserve Corp.*	1,800	91,062
Gardner Denver, Inc.*	1,900	62,852
Graco, Inc.	2,650	103,509
IDEX Corp.	2,000	86,100
JLG Industries, Inc.	3,200	63,392
Joy Global, Inc.	3,900	146,679
Kennametal, Inc.	700	39,655
Lone Star Technologies, Inc.*	400	19,352
National-Oilwell, Inc.*	5,905	345,738
Regal-Beloit Corp.	300	13,050
Sauer-Danfoss, Inc.	1,500	35,970
SPX Corp.	2,000	106,880
Terex Corp.*	3,600	162,792
The Manitowoc Co., Inc.	2,200	98,538
Universal Compression Holdings, Inc.*	300	16,035
Woodward Governor Co.	600	20,124
		4,175,185
Manufacturing — 0.3%
American Standard Cos., Inc.	6,800	285,396
AptarGroup, Inc.	700	35,616
Ball Corp.	3,200	129,440
Blount International, Inc.*	1,400	14,028
Briggs & Stratton Corp.	1,000	27,550
CLARCOR, Inc.	1,800	54,882
Cognex Corp.	1,500	37,890
Donaldson Co., Inc.	2,400	88,560
Eaton Corp.	5,300	364,905
Jacuzzi Brands, Inc.*	2,100	20,979
Leggett & Platt, Inc.	6,300	157,689
Lennox International, Inc.	2,100	48,090
Nordson Corp.	400	15,944
Packaging Corp. of America	3,500	81,200
Pall Corp.	4,200	129,402
Polaris Industries, Inc.	800	32,920
Quanex Corp.	1,450	44,008
The Brink’s Co.	1,200	63,672
Varian, Inc.*	500	22,935
Wabtec Corp.	2,000	54,260
Zebra Technologies Corp. Class A*	1,875	67,012
		1,776,378
Metals & Mining — 0.7%
Alcoa, Inc.	33,100	928,124
Aleris International, Inc.*	1,000	50,540
Alpha Natural Resources, Inc.*	600	9,456
AMCOL International Corp.	1,000	24,910
Arch Coal, Inc.	5,400	156,114
Century Aluminum Co.*	349	11,744
Cleveland-Cliffs, Inc.	800	30,488
Coeur d’Alene Mines Corp.*	9,900	46,629
Commercial Metals Co.	4,600	93,518
Compass Minerals International, Inc.	1,000	28,310
Freeport-McMoran Copper & Gold, Inc. Class B	6,300	335,538
Gibraltar Industries, Inc.	1,000	22,180
Hecla Mining Co.*	4,300	24,682
Kaydon Corp.	500	18,510
Massey Energy Co.	3,000	62,820
MSC Industrial Direct Co., Inc. Class A	1,000	40,740
Mueller Industries, Inc.	500	17,585
Newmont Mining Corp.	15,200	649,800
Phelps Dodge Corp.	5,400	457,380
Precision Castparts Corp.	4,524	285,736
Stillwater Mining Co.*	3,300	27,720
Titanium Metals Corp.*	5,400	136,512
USEC, Inc.	2,200	21,208
		3,480,244
Multimedia — 2.2%
A.H. Belo Corp. Series A	2,400	37,944
CBS Corp. Class A	1,700	47,974
CBS Corp. Class B	26,907	757,970
DreamWorks Animation SKG, Inc. Class A*	1,300	32,383
Emmis Communications Corp. Class A*	1,082	13,254
Gannett Co., Inc.	8,600	488,738
Gemstar-TV Guide International, Inc.*	16,661	55,315
Macrovision Corp.*	1,700	40,273

	SHARES	VALUE
COMMON STOCKS (Continued)
Multimedia (Continued)
Martha Stewart Living Omnimedia, Inc. Class A	200	$3,552
McGraw-Hill Cos, Inc.	12,700	736,981
Media General, Inc. Class A	400	15,088
Meredith Corp.	900	44,397
News Corp. Class A	37,100	765,744
News Corp. Class B	82,344	1,618,060
The E.W. Scripps Co. Class A	4,600	220,478
Time Warner, Inc.	136,000	2,479,280
Tribune Co.	10,900	356,648
Triple Crown Media, Inc.*	50	364
Viacom, Inc. Class A*	1,700	63,410
Viacom, Inc. Class B*	22,607	840,528
Walt Disney Co.	83,440	2,579,130
Warner Music Group Corp.	5,300	137,535
XM Satellite Radio Holdings, Inc. Class A*	6,700	86,363
		11,421,409
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	2,000	44,140
IKON Office Solutions, Inc.	5,000	67,200
Lexmark International Group, Inc. Class A*	3,400	196,044
Pitney Bowes, Inc.	8,400	372,708
Xerox Corp.*	32,600	507,256
		1,187,348
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	34,470
Acco Brands Corp.*	2,069	46,056
Avery Dennison Corp.	4,000	240,680
Herman Miller, Inc.	1,600	54,736
HNI Corp.	500	20,790
Interface, Inc.*	1,700	21,896
Knoll, Inc.	100	2,020
OfficeMax, Inc.	2,100	85,554
Steelcase, Inc. Class A	2,200	34,518
		540,720
Oil & Gas — 6.9%
AGL Resources, Inc.	2,100	76,650
Anadarko Petroleum Corp.	17,400	762,642
Apache Corp.	12,584	795,309
Aquila, Inc.*	13,500	58,455
Atmos Energy Corp.	2,700	77,085
ATP Oil & Gas Corp.*	1,000	36,940
Atwood Oceanics, Inc.*	1,200	53,964
Baker Hughes, Inc.	12,300	838,860
Berry Petroleum Co. Class A	1,600	45,056
BJ Services Co.	11,700	352,521
Cabot Oil & Gas Corp. Class A	1,750	83,878
Cameron International Corp.*	3,900	188,409
Cheniere Energy, Inc.*	1,200	35,652
Chesapeake Energy Corp.	16,200	469,476
Cimarex Energy Co.	2,810	98,884
CNX Gas Corp.*	5,700	132,069
Comstock Resources, Inc.*	1,100	29,865
ConocoPhillips	62,678	3,731,221
Delta Petroleum Corp.*	1,300	29,276
Denbury Resources, Inc.*	3,600	104,040
Devon Energy Corp.	15,540	981,351
Diamond Offshore Drilling, Inc.	4,400	318,428
Dresser-Rand Group, Inc.*	3,100	63,240
El Paso Corp.	26,453	360,819
Encore Aquisition Co.*	1,750	42,595
Energen Corp.	2,500	104,675
Energy Partners Ltd.*	1,000	24,650
ENSCO International, Inc.	4,900	214,767
EOG Resources, Inc.	9,200	598,460
Equitable Resources, Inc.	4,300	150,414
Exxon Mobil Corp.	219,864	14,752,874
FMC Technologies, Inc.*	2,500	134,250
Forest Oil Corp.*	2,300	72,657
Frontier Oil Corp.	3,600	95,688
Grant Prideco, Inc.*	4,600	174,938
Grey Wolf, Inc.*	6,900	46,092
Halliburton Co.	39,200	1,115,240
Hanover Compressor Co.*	3,700	67,414
Helix Energy Solutions Group, Inc.*	2,730	91,182
Helmerich & Payne, Inc.	2,400	55,272
Hess Corp.	10,100	418,342
Holly Corp.	1,400	60,662
Hornbeck Offshore Services, Inc.*	1,000	33,500
Houston Exploration Co.*	500	27,575
Hugoton Royalty Trust	649	17,101
Hydril Co.*	200	11,212
Key Energy Services, Inc.*	2,900	39,440
Marathon Oil Corp.	12,501	961,327
Mariner Energy, Inc.*	3,271	60,088
Murphy Oil Corp.	7,100	337,605
National Fuel Gas Co.	2,900	105,415
New Jersey Resources Corp.	500	24,650
Newfield Exploration Co.*	4,300	165,722
Newpark Resources, Inc.*	2,600	13,858
Nicor, Inc.	1,500	64,140
Noble Energy, Inc.	6,368	290,317
Occidental Petroleum Corp.	27,280	1,312,441
Oceaneering International, Inc.*	1,900	58,520
Oil States International, Inc.*	1,600	44,000
ONEOK, Inc.	4,200	158,718
Parallel Petroleum Corp.*	1,300	26,078
Parker Drilling Co.*	2,900	20,532
Patterson-UTI Energy, Inc.	6,200	147,312
Penn Virginia Corp.	200	12,682
Petrohawk Energy Corp.*	6,410	66,536
Piedmont Natural Gas Co., Inc.	2,300	58,213
Pioneer Natural Resources Co.	3,802	148,734
Plains Exploration & Production Co.*	2,700	115,857
Pogo Producing Co.	1,700	69,615
Pride International, Inc.*	5,400	148,068
Quicksilver Resources, Inc.*	2,900	92,510
Range Resources Corp.	4,700	118,628
Rowan Cos., Inc.	3,300	104,379
RPC, Inc.	3,250	59,540
SEACOR Holdings, Inc.*	300	24,750
Smith International, Inc.	7,700	298,760
South Jersey Industries, Inc.	400	11,964
Southern Union Co.	4,288	113,246
Southwestern Energy Co.*	6,400	191,168
St. Mary Land & Exploration Co.	1,700	62,407
Sunoco, Inc.	3,800	236,322
Superior Energy Services, Inc.*	2,300	60,398
Swift Energy Co.*	300	12,546
Tesoro Petroleum Corp.	2,500	144,950
The Meridian Resource Corp.*	800	2,448
Tidewater, Inc.	1,300	57,447
UGI Corp.	3,100	75,795
Unit Corp.*	900	41,373
Valero Energy Corp.	22,418	1,153,855
W-H Energy Services, Inc.*	200	8,294
Whiting Petroleum Corp.*	800	32,080
Williams Cos., Inc.	21,400	510,818

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
XTO Energy, Inc.	12,309	$518,578
		36,415,774
Paper & Related Products — 0.1%
Bowater, Inc.	1,200	24,684
Louisiana-Pacific Corp.	3,600	67,572
MeadWestvaco Corp.	6,540	173,376
Neenah Paper, Inc.	393	13,452
Potlatch Corp.	481	17,845
Temple-Inland, Inc.	4,000	160,400
		457,329
Personal Care — 0.0%
Chattem, Inc.*	200	7,024
Elizabeth Arden, Inc.*	300	4,848
Nu Skin Enterprises, Inc. Class A	2,400	42,048
Revlon, Inc. Class A*	13,652	15,427
		69,347
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	10,900	244,160

Printing — 0.1%
Cenveo, Inc.*	1,800	33,876
Consolidated Graphics, Inc.*	200	12,034
R. R. Donnelley & Sons Co.	7,800	257,088
Valassis Communications, Inc.*	1,000	17,650
		320,648
Publishing — 0.1%
Dow Jones & Co., Inc.	2,300	77,142
John Wiley & Sons, Inc. Class A	1,000	36,010
Journal Register Co.	600	3,402
Lee Enterprises, Inc.	800	20,192
Marvel Entertainment, Inc.*	2,300	55,522
PRIMEDIA, Inc.*	8,400	12,768
ProQuest Co.*	500	6,510
Scholastic Corp.*	1,600	49,840
Sun-Times Media Group, Inc. Class A	2,100	13,818
The McClatchy Co. Class A	1,525	64,340
The New York Times Co. Class A	5,200	119,496
The Reader’s Digest Association, Inc.	2,800	36,288
		495,328
Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A*	8,500	209,100
Corrections Corp. of America*	2,300	99,475
Jones Lang LaSalle, Inc.	600	51,288
Realogy Corp.*	9,512	215,732
The St. Joe Co.	2,000	109,740
Trammell Crow Co.*	1,000	36,510
		721,845
Restaurants — 0.9%
Applebee’s International, Inc.	2,600	55,926
Bob Evans Farms, Inc.	700	21,196
Brinker International, Inc.	2,300	92,207
CBRL Group, Inc.	1,100	44,473
CEC Entertainment, Inc.*	600	18,906
CKE Restaurants, Inc.	1,700	28,424
Darden Restaurants, Inc.	5,100	216,597
Domino’s Pizza, Inc.	2,300	58,995
IHOP Corp.	400	18,540
Jack in the Box, Inc.*	500	26,090
Krispy Kreme Doughnuts, Inc.*	1,000	8,100
Landry’s Seafood Restaurants, Inc.	300	9,045
McDonald’s Corp.	47,400	1,854,288
OSI Restaurant Partners, Inc.	1,800	57,078
P.F. Chang’s China Bistro, Inc.*	900	31,239
Papa John’s International, Inc.*	1,100	39,721
RARE Hospitality International, Inc.*	500	15,280
Ruby Tuesday, Inc.	1,400	39,466
Ryan’s Restaurant Group, Inc.*	800	12,696
Sonic Corp.*	3,125	70,656
Starbucks Corp.*	28,700	977,235
Texas Roadhouse, Inc. Class A*	300	3,684
The Cheesecake Factory*	2,850	77,492
Wendy’s International, Inc.	4,000	268,000
Yum! Brands, Inc.	9,600	499,680
		4,545,014
Retail - Food — 0.3%
Kroger Co.	27,500	636,350
Ruddick Corp.	900	23,427
Safeway, Inc.	16,900	512,915
SUPERVALU, Inc.	8,075	239,424
The Great Atlantic & Pacific Tea Co., Inc.	1,100	26,488
Weis Markets, Inc.	400	15,920
Whole Foods Market, Inc.	4,400	261,492
		1,716,016
Retail - General — 2.5%
99 Cents Only Stores*	2,366	27,990
Big Lots, Inc.*	3,700	73,297
BJ’s Wholesale Club, Inc.*	1,700	49,606
Casey’s General Stores, Inc.	1,800	40,086
CVS Corp.	31,100	998,932
Dillards, Inc. Class A	2,900	94,917
Dollar General Corp.	10,525	143,456
Family Dollar Stores, Inc.	5,800	169,592
Federated Department Stores, Inc.	21,008	907,755
Fred’s, Inc.	500	6,310
J.C. Penney Co., Inc.	8,000	547,120
Longs Drug Stores Corp.	600	27,606
Retail Ventures, Inc.*	1,600	24,656
Sears Holdings Corp.*	4,025	636,312
Target Corp.	31,100	1,718,275
TJX Cos., Inc.	16,600	465,298
Wal-Mart Stores, Inc.	150,000	7,398,000
		13,329,208
Retail - Specialty — 3.4%
Abercrombie & Fitch Co. Class A	2,500	173,700
Aeropostale, Inc.*	1,200	35,076
Amazon.com, Inc.*	13,200	423,984
American Eagle Outfitters, Inc.	5,700	249,831
American Greetings Corp. Class A	1,400	32,368
AnnTaylor Stores Corp.*	2,650	110,929
AutoNation, Inc.*	9,400	196,460
Barnes & Noble, Inc.	1,700	64,498
bebe stores, inc.	2,750	68,145
Bed Bath & Beyond, Inc.*	10,700	409,382
Best Buy Co., Inc.	17,625	943,995
Blockbuster, Inc. Class A*	4,500	17,280
Blockbuster, Inc. Class B*	2,600	9,178
Borders Group, Inc.	1,600	32,640
Brown Shoe Co., Inc.*	1,000	35,840
Cabela’s, Inc. Class A*	2,100	45,633
Callaway Golf Co.	2,100	27,531
Chico’s FAS, Inc.*	5,800	124,874
Children’s Place Retail Stores, Inc.*	800	51,224
Christopher & Banks Corp.	1,400	41,272
Circuit City Stores-Circuit City Group	6,400	160,704
Claire’s Stores, Inc.	3,000	87,480

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Coldwater Creek, Inc.*	3,350	$96,346
Copart, Inc.*	2,850	80,342
Cost Plus, Inc.*	300	3,591
Costco Wholesale Corp.	17,900	889,272
Dollar Tree Stores, Inc.*	3,700	114,552
eBay, Inc.*	50,200	1,423,672
Foot Locker, Inc.	5,000	126,250
GameStop Corp. Class A*	637	28,480
GameStop Corp. Class B*	1,357	62,802
Group 1 Automotive, Inc.	400	19,960
Guitar Center, Inc.*	300	13,404
Hibbett Sporting Goods, Inc.*	1,100	28,798
Home Depot, Inc.	78,550	2,849,008
Hot Topic, Inc.*	600	6,684
Jo-Ann Stores, Inc.*	200	3,344
K-Swiss, Inc. Class A	400	12,024
Kohl’s Corp.*	12,400	805,008
La-Z-Boy, Inc.	1,400	19,544
Liz Claiborne, Inc.	3,800	150,138
Lowe’s Cos., Inc.	58,900	1,652,734
Michaels Stores, Inc.	4,500	195,930
Movie Gallery, Inc.*	700	1,372
NBTY, Inc.*	2,600	76,102
Nordstrom, Inc.	9,200	389,160
Nutri/System, Inc.*	1,000	62,290
Office Depot, Inc.*	10,500	416,850
Pacific Sunwear of California, Inc.*	2,050	30,914
Payless ShoeSource, Inc.*	2,200	54,780
Pep Boys - Manny, Moe & Jack	2,000	25,700
PETCO Animal Supplies, Inc.*	1,900	54,416
PETsMART, Inc.	5,100	141,525
Pier 1 Imports, Inc.	3,100	23,002
RadioShack Corp.	4,200	81,060
RC2 Corp.*	200	6,706
Regis Corp.	1,100	39,435
Rite Aid Corp.*	20,100	91,254
Ross Stores, Inc.	4,900	124,509
Saks, Inc.	4,600	79,488
Select Comfort Corp.*	1,950	42,666
Sonic Automotive, Inc. Class A	400	9,236
Sotheby’s Holdings, Inc. Class A	2,300	74,152
Stage Stores, Inc.	300	8,802
Staples, Inc.	27,650	672,724
Stein Mart, Inc.	500	7,605
The Cato Corp. Class A	300	6,573
The Dress Barn, Inc.*	2,000	43,640
The Gap, Inc.	31,300	593,135
The Gymboree Corp.*	1,000	42,180
The Limited, Inc.	15,080	399,469
The Men’s Wearhouse, Inc.	1,750	65,118
The Nautilus Group, Inc.	500	6,875
The Sherwin Williams Co.	4,700	262,166
The Talbots, Inc.	1,300	35,425
Tiffany & Co.	4,800	159,360
Tractor Supply Co.*	1,400	67,564
Tuesday Morning Corp.	600	8,328
Tween Brands, Inc.*	500	18,800
Urban Outfitters, Inc.*	5,300	93,757
V.F. Corp.	4,000	291,800
Walgreen Co.	36,400	1,615,796
Williams-Sonoma, Inc.	4,100	132,799
Zale Corp.*	1,600	44,384
		18,324,824
Steel — 0.3%
AK Steel Holding Corp.*	4,200	50,988
Allegheny Technologies, Inc.	3,100	192,789
Carpenter Technology Corp.	300	32,253
Chaparral Steel Co.	600	20,436
Maverick Tube Corp.*	700	45,381
Nucor Corp.	11,200	554,288
Oregon Steel Mills, Inc.*	1,000	48,870
Reliance Steel & Aluminum Co.	2,800	89,992
Schnitzer Steel Industries, Inc. Class A	500	15,770
Steel Dynamics, Inc.	1,000	50,450
The Timken Co.	3,000	89,340
United States Steel Corp.	4,400	253,792
Worthington Industries, Inc.	3,000	51,180
		1,495,529
Telecommunications — 4.4%
ADC Telecommunications, Inc.*	3,747	56,205
ADTRAN, Inc.	2,300	54,832
ALLTEL Corp.	14,824	822,732
American Tower Corp. Class A*	15,100	551,150
AT&T, Inc.	139,696	4,548,502
Avaya, Inc.*	16,900	193,336
BellSouth Corp.	62,300	2,663,325
Cablevision Systems Corp. Class A	8,600	195,306
Centennial Communications Corp. Class A	3,600	19,188
CenturyTel, Inc.	4,400	174,548
Ciena Corp.*	3,157	86,028
Cincinnati Bell, Inc.*	12,600	60,732
Citizens Communications Co.	11,700	164,268
Commonwealth Telephone Enterprises, Inc.	300	12,369
CommScope, Inc.*	1,800	59,148
Comverse Technology, Inc.*	6,800	145,792
Crown Castle International Corp.*	7,717	271,947
Ditech Networks, Inc.*	300	2,313
Dobson Communications Corp. Class A*	5,700	40,014
EchoStar Communications Corp. Class A*	6,900	225,906
Embarq Corp.	5,130	248,138
FiberTower Corp.*	1,100	10,395
Harmonic, Inc.*	900	6,615
Harris Corp.	4,500	200,205
IDT Corp.*	200	2,828
IDT Corp. Class B*	1,800	25,956
InfoSpace, Inc.*	500	9,220
InterDigital Communication Corp.*	2,000	68,200
JDS Uniphase Corp.*	60,690	132,911
Leap Wireless International, Inc.*	2,200	106,678
Level 3 Communications, Inc.*	44,600	238,610
Lucent Technologies, Inc.*	142,200	332,748
Motorola, Inc.	93,100	2,327,500
NeuStar, Inc.*	2,700	74,925
NII Holdings, Inc. Class B*	5,800	360,528
Novatel Wireless, Inc.*	200	1,926
Plantronics, Inc.	1,100	19,283
Powerwave Technologies, Inc.*	3,500	26,600
Premiere Global Services, Inc.*	1,800	15,624
Price Communications Corp.*	1,825	35,223
QUALCOMM, Inc.	59,600	2,166,460
RCN Corp.*	500	14,150
RF Micro Devices, Inc.*	6,400	48,512
SBA Communications Corp. Class A*	3,900	94,887
Sprint Corp.	102,616	1,759,864
Sycamore Networks, Inc.*	10,100	38,178
Symbol Technologies, Inc.	8,550	127,053
Telephone & Data Systems, Inc.	1,200	50,520
Telephone & Data Systems, Inc.	1,200	49,020

	SHARES	VALUE
COMMON STOCKS (Continued)
Telecommunications (Continued)
Tellabs, Inc.*	16,256	$178,166
Time Warner Telecom, Inc. Class A*	2,200	41,822
United States Cellular Corp.*	1,300	77,610
Verizon Communications	105,400	3,913,502
West Corp.*	2,500	120,750
Windstream Corp.*	15,326	202,150
Wireless Facilities, Inc.*	700	1,498
		23,475,896
Textile & Apparel — 0.4%
Carter’s, Inc.*	2,000	52,780
Charming Shoppes, Inc.*	4,400	62,832
Coach, Inc.*	13,800	474,720
Columbia Sportswear Co.*	1,000	55,830
DHB Industries, Inc.(a),*	500	1,375
G & K Services, Inc. Class A	200	7,286
Guess?, Inc.*	1,400	67,942
Hanesbrands, Inc.*	3,425	77,097
Jones Apparel Group, Inc.	4,300	139,492
Kellwood Co.	400	11,532
Mohawk Industries, Inc.*	1,643	122,321
NIKE, Inc. Class B	5,200	455,624
Oakley, Inc.	2,100	35,805
Oxford Industries, Inc.	300	12,873
Phillips-Van Heusen Corp.	1,400	58,478
Polo Ralph Lauren Corp.	1,500	97,035
Quiksilver, Inc.*	4,600	55,890
Skechers U.S.A., Inc. Class A*	1,000	23,510
The Finish Line, Inc. Class A	800	10,096
The Warnaco Group, Inc.*	1,400	27,076
Timberland Co.*	1,000	28,770
Wolverine World Wide, Inc.	2,200	62,282
		1,940,646
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	1,500	15,090
Goodyear Tire & Rubber Co.*	6,400	92,800
		107,890
Tobacco — 1.3%
Altria Group, Inc.	75,100	5,748,905
Loews Corp. - Carolina Group	1,600	88,624
Reynolds American, Inc.	11,200	694,064
UST, Inc.	5,800	318,014
		6,849,607
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,400	62,370
Stanley Works	3,000	149,550
Toro Co.	1,000	42,170
		254,090
Transportation — 1.3%
ABX Air, Inc.*	600	3,372
Alexander & Baldwin, Inc.	900	39,933
Arkansas Best Corp.	400	17,212
Bristow Group, Inc.*	200	6,880
Burlington Northern Santa Fe Corp.	13,800	1,013,472
C.H. Robinson Worldwide, Inc.	5,800	258,564
Con-way, Inc.	2,000	89,640
CSX Corp.	16,000	525,280
EGL, Inc.*	800	29,152
FedEx Corp.	8,400	912,912
Forward Air Corp.	450	14,890
GATX Corp.	1,700	70,329
Genesee & Wyoming, Inc. Class A*	1,300	30,186
Heartland Express, Inc.	3,066	48,075
Hub Group, Inc. Class A*	1,400	31,892
J.B. Hunt Transport Services, Inc.	5,300	110,081
Kansas City Southern Industries, Inc.*	2,100	57,351
Kirby Corp.*	2,000	62,660
Knight Transportation, Inc.	2,625	44,494
Laidlaw International, Inc.	3,600	98,388
Landstar Systems, Inc.	1,600	68,320
Norfolk Southern Corp.	15,800	695,990
Old Dominion Freight Line, Inc.*	1,450	43,543
Overseas Shipholding Group, Inc.	900	55,593
Ryder System, Inc.	1,600	82,688
Swift Transportation Co., Inc.*	2,500	59,300
Union Pacific Corp.	8,400	739,200
United Parcel Service, Inc. Class B	23,600	1,697,784
Werner Enterprises, Inc.	2,700	50,517
YRC Worldwide, Inc.*	1,263	46,782
		7,004,480
Utilities — 3.0%
AES Corp.*	25,000	509,750
Allegheny Energy, Inc.*	6,200	249,054
Alliant Energy Corp.	3,700	132,201
Ameren Corp.	7,800	411,762
American Electric Power Co., Inc.	14,200	516,454
American Power Conversion Corp.	7,300	160,308
Aqua America, Inc.	4,034	88,506
Avista Corp.	1,000	23,680
Black Hills Corp.	500	16,805
CH Energy Group, Inc.	300	15,441
Cleco Corp.	1,600	40,384
CMS Energy Corp.*	8,400	121,296
Consolidated Edison, Inc.	9,300	429,660
Constellation Energy Group	6,100	361,120
Dominion Resources, Inc.	11,800	902,582
DPL, Inc.	4,300	116,616
Duke Energy Corp.	46,956	1,418,071
Dynegy, Inc. Class A*	15,000	83,100
Edison International	12,400	516,336
El Paso Electric Co.*	1,200	26,808
Exelon Corp.	25,400	1,537,716
FirstEnergy Corp.	11,900	664,734
FPL Group, Inc.	14,600	657,000
FuelCell Energy, Inc.*	900	6,849
IDACORP, Inc.	1,600	60,496
KeySpan Corp.	5,600	230,384
MDU Resources Group, Inc.	6,825	152,470
MGE Energy, Inc.	200	6,476
Mirant Corp.*	10,800	294,948
NiSource, Inc.	9,837	213,856
Northeast Utilities	5,000	116,350
Northwest Natural Gas Co.	1,400	54,992
NorthWestern Corp.	400	13,992
OGE Energy Corp.	3,100	111,941
Otter Tail Power Co.	500	14,620
Parker-Hannifin Corp.	4,300	334,239
Peoples Energy Corp.	700	28,455
Pepco Holdings, Inc.	7,200	174,024
PG&E Corp.	13,200	549,780
Pinnacle West Capital Corp.	3,200	144,160
PNM Resources, Inc.	1,950	53,762
PPL Corp.	13,700	450,730
Public Service Enterprise Group, Inc.	6,700	409,973
Puget Energy, Inc.	3,700	84,101
Questar Corp.	2,200	179,894
Reliant Resources, Inc.*	11,044	135,952
SCANA Corp.	3,900	157,053

	SHARES	VALUE
COMMON STOCKS (Continued)
Utilities (Continued)
Sierra Pacific Resources*	8,400	$120,456
Southern Co.	28,200	971,772
Southwest Gas Corp.	1,500	49,980
TECO Energy, Inc.	7,500	117,375
The Laclede Group, Inc.	300	9,624
TXU Corp.	16,400	1,025,328
UIL Holdings Corp.	333	12,488
Unisource Energy Corp.	600	19,998
Vectren Corp.	2,700	72,495
WGL Holdings, Inc.	900	28,206
Wisconsin Energy Corp.	4,000	172,560
WPS Resources Corp.	800	39,704
Xcel Energy, Inc.	14,500	299,425
		15,918,292
Waste Management — 0.2%
Allied Waste Industries, Inc.*	13,900	156,653
Republic Services, Inc. Class A	4,200	168,882
Stericycle, Inc.*	900	62,811
Waste Connections, Inc.*	750	28,432
Waste Management, Inc.	18,800	689,584
		1,106,362
TOTAL COMMON STOCKS (Identified Cost $424,449,577)		$510,846,028

MUTUAL FUNDS — 3.5%
Other — 3.5%
DFA U.S. MicroCap Portfolio	1,207,735	18,852,745

TOTAL MUTUAL FUNDS (Identified Cost $14,513,156)		$18,852,745

SHORT-TERM INVESTMENTS — 0.3%
Investment Company Securities — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,555,266	1,555,266
		1,555,267
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,555,267)		$1,555,267
Total Investments — 100.0% (Identified Cost $440,518,000) #		531,254,040
Cash and Other Assets, Less liabilities — 0.0%		250,607
Net Assets — 100.0%		$531,504,647

#                 At September 30, 2006 the aggregate cost of investment securities for income tax purposes was $440,518,000. Net unrealized appreciation aggregated $90,736,040 of which $108,449,493 related to appreciated investment securities and $17,713,453 related to depreciated investment securities.

*                 Non-income producing security.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.3%
Aerospace/Defense — 2.8%
Curtiss-Wright Corp.	516	$15,661
Northrop Grumman Corp.	87,233	5,937,950
Raytheon Co.	59,300	2,846,993
		8,800,604
Agricultural Operations — 0.2%
AGCO Corp.*	22,576	572,302

Airlines — 0.9%
Southwest Airlines Co.	164,300	2,737,238

Auto & Related — 2.3%
Avis Budget Group, Inc.	14,647	267,894
Ford Motor Co.	291,500	2,358,235
General Motors Corp.	133,500	4,440,210
United Rentals, Inc.*	6,300	146,475
		7,212,814
Banks/Savings & Loans — 1.9%
New York Community Bancorp, Inc.	70,200	1,149,876
North Fork Bancorporation, Inc.	101,200	2,898,368
Sovereign Bancorp, Inc.	34,230	736,287
Washington Mutual, Inc.	15,499	673,742
Webster Financial Corp.	7,500	353,325
		5,811,598
Broadcasting — 6.4%
Clear Channel Communications, Inc.	97,472	2,812,067
Comcast Corp. Class A*	236,927	8,730,760
Comcast Corp. Class A Special*	56,300	2,072,403
Cox Radio, Inc. Class A*	2,200	33,770
Discovery Holding Co. Class A*	44,300	640,578
Hearst-Argyle Television, Inc.	12,100	277,695
Liberty Global, Inc. Class A*	18,605	478,893
Liberty Global, Inc. Series C*	24,775	620,861
Liberty Media Holding Corp. - Capital Series A*	32,163	2,687,862
Radio One, Inc. Class D*	2,400	15,000
Univision Communications, Inc. Class A*	43,600	1,497,224
		19,867,113
Building & Construction — 0.2%
Pulte Corp.	20,800	662,688

Business Services — 0.7%
Electronic Data Systems Corp.	90,400	2,216,608

Chemicals — 0.6%
Ashland, Inc.	17,900	1,141,662
Lubrizol Corp.	1,800	82,314
Lyondell Chemical Co.	15,700	398,309
Tronox, Inc. Class B	6,082	77,667
Valhi, Inc.	1,700	39,525
		1,739,477
Commercial Services — 0.1%
Convergys Corp.*	8,000	165,200
Live Nation, Inc.*	12,184	248,797
		413,997
Communications Equipment — 0.1%
Andrew Corp.*	35,707	329,576

Computer Equipment — 0.3%
Ingram Micro, Inc. Class A*	38,960	746,474

Computer Services — 1.1%
Computer Sciences Corp.*	45,661	2,242,868
Compuware Corp.*	45,300	352,887
Sun Microsystems, Inc.*	97,600	485,072
Unisys Corp.*	55,800	315,828
		3,396,655
Computer Software — 0.1%
3Com Corp.*	58,600	258,426

Containers & Glass — 0.1%
Owens-Illinois, Inc.*	13,000	200,460

Diversified Operations — 0.0%
PerkinElmer, Inc.	5,800	109,794

Electronics — 2.9%
Advanced Micro Devices, Inc.*	10,500	260,925
Applied Micro Circuits Corp.*	22,500	65,025
Arrow Electronics, Inc.*	22,700	622,661
Avnet, Inc.*	37,100	727,902
AVX Corp.	23,400	413,946
Fairchild Semiconductor Corp. Class A*	700	13,090
Integrated Device Technology, Inc.*	50,076	804,221
Intersil Corp. Class A	36,700	900,985
Micron Technology, Inc.*	169,000	2,940,600
Sanmina Corp.*	133,221	498,246
Solectron Corp.*	231,400	754,364
Tech Data Corp.*	13,600	496,808
Vishay Intertechnology, Inc.*	43,200	606,528
		9,105,301
Financial Services — 9.6%
A.G. Edwards, Inc.	11,900	634,032
AMBAC Financial Group, Inc.	24,700	2,043,925
AmeriCredit Corp.*	24,400	609,756
Capital One Financial Corp.	15,400	1,211,364
CIT Group, Inc.	47,000	2,285,610
Countrywide Credit Industries, Inc.	150,250	5,264,760
J.P. Morgan Chase & Co.	101,200	4,752,352
Janus Capital Group, Inc.	52,900	1,043,188
KeyCorp	9,700	363,168
MBIA, Inc.	34,500	2,119,680
Protective Life Corp.	17,600	805,200
Prudential Financial, Inc.	73,000	5,566,250
The Bear Stearns Cos., Inc.	18,060	2,530,206
The South Financial Group, Inc.	19,700	512,791
		29,742,282
Food & Beverages — 4.5%
Archer-Daniels-Midland Co.	97,196	3,681,785
Coca-Cola Enterprises, Inc.	116,221	2,420,883
Corn Products International, Inc.	18,500	601,990
Del Monte Foods Co.	47,300	494,285
Kraft Foods, Inc. Class A	122,000	4,350,520
PepsiAmericas, Inc.	15,300	326,502
Smithfield Foods, Inc.*	25,400	686,308
The J.M. Smucker Co.	13,700	656,915
Tyson Foods, Inc. Class A	54,907	871,923
		14,091,111
Forest & Paper Products — 1.8%
International Paper Co.	29,000	1,004,270
Smurfit-Stone Container Corp.*	63,543	711,682
Weyerhaeuser Co.	63,000	3,876,390
		5,592,342

	SHARES	VALUE
COMMON STOCKS — 99.3%
Funeral Services — 0.1%
Service Corp. International	40,300	$376,402

Health Care - Drugs — 0.8%
AmerisourceBergen Corp.	29,800	1,346,960
Millennium Pharmaceuticals, Inc.*	73,000	726,350
Watson Pharmaceuticals, Inc.*	18,900	494,613
		2,567,923
Health Care - Products — 0.3%
Invitrogen Corp.*	12,600	798,966

Health Care - Services — 1.3%
Medco Health Solutions, Inc.*	29,500	1,773,245
Tenet Healthcare Corp.*	77,200	628,408
Triad Hospitals, Inc.*	21,900	964,257
UnitedHealth Group, Inc.	13,200	649,440
		4,015,350
Hotels & Restaurants — 0.2%
Wyndham Worldwide Corp.*	26,094	729,849

Insurance — 21.2%
Alleghany Corp.*	1,934	558,945
Allstate Corp.	105,400	6,611,742
American Financial Group, Inc.	20,500	962,065
American National Insurance Co.	6,561	760,420
AmerUs Group Co.	9,600	652,896
Chubb Corp.	57,000	2,961,720
Cincinnati Financial Corp.	42,656	2,050,047
CNA Financial Corp.*	60,752	2,188,287
Conseco, Inc.*	9,400	197,306
Fidelity National Financial, Inc.	34,100	1,420,265
Fidelity National Title Group, Inc. Class A	8,140	170,615
Hanover Insurance Group, Inc.	13,100	584,653
Hartford Financial Services Group, Inc.	46,300	4,016,525
Lincoln National Corp.	30,200	1,874,816
Loews Corp.	135,700	5,143,030
MetLife, Inc.	182,000	10,315,760
MGIC Investment Corp.	22,700	1,361,319
Nationwide Financial Services, Inc. Class A	14,000	673,400
Odyssey Re Holdings Corp.	16,300	550,614
Ohio Casualty Corp.	16,946	438,393
Old Republic International Corp.	56,775	1,257,566
Principal Financial Group, Inc.	52,500	2,849,700
Radian Group, Inc.	20,000	1,200,000
Reinsurance Group of America, Inc.	15,300	794,529
Safeco Corp.	23,500	1,384,855
St. Paul Cos., Inc.	177,500	8,322,975
StanCorp Financial Group, Inc.	9,400	419,522
The Commerce Group, Inc.	5,800	174,290
The First American Corp.	24,000	1,016,160
The PMI Group, Inc.	22,600	990,106
Torchmark, Inc.	13,900	877,229
Transatlantic Holdings, Inc.	4,900	296,009
Unitrin, Inc.	18,100	799,477
UnumProvident Corp.	69,900	1,355,361
Wesco Financial Corp.	1,580	690,460
		65,921,057
Internet Services — 2.3%
Expedia, Inc.*	52,149	817,696
IAC/InterActiveCorp*	70,749	2,034,741
Liberty Media Holding Corp. - Interactive Class A*	148,850	3,033,563
Qwest Communications International, Inc.*	131,900	1,150,168
		7,036,168
Leisure — 0.7%
Harrah’s Entertainment, Inc.	9,663	641,913
MGM Mirage, Inc.*	35,300	1,393,997
Sabre Holdings Corp. Class A	3,900	91,221
		2,127,131
Machinery — 0.1%
SPX Corp.	7,600	406,144

Metals & Mining — 0.2%
Phelps Dodge Corp.	5,300	448,910

Multimedia — 8.5%
A.H. Belo Corp. Series A	17,800	281,418
CBS Corp. Class A	8,700	245,514
CBS Corp. Class B	163,495	4,605,654
News Corp. Class B	12,608	247,747
Time Warner, Inc.	701,100	12,781,053
Tribune Co.	60,500	1,979,560
Viacom, Inc. Class A*	8,700	324,510
Viacom, Inc. Class B*	129,700	4,822,246
Walt Disney Co.	33,218	1,026,769
		26,314,471
Office Equipment — 0.1%
IKON Office Solutions, Inc.	23,300	313,152

Office Furnishings & Supplies — 0.2%
OfficeMax, Inc.	15,900	647,766
Steelcase, Inc. Class A	5,600	87,864
		735,630
Oil & Gas — 7.3%
Anadarko Petroleum Corp.	115,252	5,051,495
Apache Corp.	54,282	3,430,622
Chesapeake Energy Corp.	95,006	2,753,274
ConocoPhillips	37,600	2,238,328
Devon Energy Corp.	2,400	151,560
Forest Oil Corp.*	16,600	524,394
Hess Corp.	47,754	1,977,971
Marathon Oil Corp.	38,960	2,996,024
Mariner Energy, Inc.*	9,226	169,482
Pioneer Natural Resources Co.	44,276	1,732,077
Pogo Producing Co.	14,100	577,395
SEACOR Holdings, Inc.*	6,100	503,250
Tidewater, Inc.	10,600	468,414
		22,574,286
Paper & Related Products — 0.6%
Bowater, Inc.	10,900	224,213
Louisiana-Pacific Corp.	26,100	489,897
MeadWestvaco Corp.	46,713	1,238,362
		1,952,472
Real Estate — 0.2%
Realogy Corp.*	32,617	739,753

Retail - Food — 0.3%
SUPERVALU, Inc.	32,452	962,202

Retail - General — 1.3%
Dillards, Inc. Class A	19,000	621,870
Federated Department Stores, Inc.	79,666	3,442,368
		4,064,238

	SHARES	VALUE
COMMON STOCKS — 99.3%
Retail - Specialty — 1.0%
American Greetings Corp. Class A	9,700	$224,264
AutoNation, Inc.*	61,600	1,287,440
Blockbuster, Inc. Class A*	4,500	17,280
Borders Group, Inc.	5,700	116,280
Circuit City Stores-Circuit City Group	31,900	801,009
Rite Aid Corp.*	8,500	38,590
Saks, Inc.	34,500	596,160
		3,081,023
Steel — 0.1%
The Timken Co.	6,300	187,614
Worthington Industries, Inc.	3,000	51,180
		238,794
Telecommunications — 7.7%
AT&T, Inc.	339,882	11,066,558
Ciena Corp.*	5,985	163,091
Level 3 Communications, Inc.*	15,000	80,250
Lucent Technologies, Inc.*	36,600	85,644
Sprint Corp.	93,800	1,608,670
Telephone & Data Systems, Inc.	13,200	555,720
Telephone & Data Systems, Inc. Special Shares	9,400	383,990
Tellabs, Inc.*	74,422	815,665
United States Cellular Corp.*	11,700	698,490
Verizon Communications	225,720	8,380,984
		23,839,062
Textile & Apparel — 0.0%
Jones Apparel Group, Inc.	1,900	61,636

Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	23,138
Goodyear Tire & Rubber Co.*	12,400	179,800
		202,938
Tobacco — 0.4%
Reynolds American, Inc.	22,000	1,363,340

Transportation — 7.3%
Alexander & Baldwin, Inc.	10,000	443,700
Burlington Northern Santa Fe Corp.	58,300	4,281,552
CSX Corp.	113,400	3,722,922
GATX Corp.	13,000	537,810
Kansas City Southern Industries, Inc.*	19,000	518,890
Laidlaw International, Inc.	23,200	634,056
Norfolk Southern Corp.	106,100	4,673,705
Overseas Shipholding Group, Inc.	9,500	586,815
Ryder System, Inc.	15,300	790,704
Union Pacific Corp.	68,900	6,063,200
YRC Worldwide, Inc.*	13,100	485,224
		22,738,578
Utilities — 0.0%
Alliant Energy Corp.	1,500	53,595

Waste Management — 0.4%
Allied Waste Industries, Inc.*	93,812	1,057,261

TOTAL COMMON STOCKS (Identified Cost $252,028,727)		$308,327,191
SHORT-TERM INVESTMENTS — 0.6%
Investment Company Securities — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,805,001	1,805,001
		1,805,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,805,002)		$1,805,002
Total Investments — 99.9% (Identified Cost $253,833,729) #		310,132,193
Cash and Other Assets, Less liabilities — 0.1%		417,681
Net Assets — 100.0%		$310,549,874

#               At September 30, 2006 the aggregate cost of investment securities for income tax purposes was $253,833,729. Net unrealized appreciation aggregated $56,298,464 of which $67,095,151 related to appreciated investment securities and $10,796,687 related to depreciated investment securities.

*                 Non-income producing security.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.5%
Advertising — 0.2%
Emak Worldwide, Inc.*	800	$5,040
Greenfield Online, Inc.*	6,350	65,977
inVentiv Health, Inc.*	5,500	176,165
Marchex, Inc. Class B*	5,300	81,302
Traffix, Inc.	2,100	11,004
ValueVision International, Inc. Class A*	6,700	77,653
		417,141
Aerospace/Defense — 1.7%
AAR Corp.*	7,700	183,568
Analex Corp.*	2,500	5,250
ARGON ST, Inc.*	3,600	86,292
Armor Holdings, Inc.*	6,900	395,577
BE Aerospace, Inc.*	10,800	227,772
CPI Aerostructures, Inc.*	400	1,880
Curtiss-Wright Corp.	8,600	261,010
DRS Technologies, Inc.	7,038	307,349
Ducommun, Inc.*	2,055	38,346
EDO Corp.	4,300	98,384
GenCorp, Inc.(a)*	11,000	141,240
HEICO Corp.(a)	4,700	161,210
HEICO Corp. Class A	3,120	90,636
Herley Industries, Inc.*	2,900	35,902
Hexcel Corp.(a)*	12,500	176,875
Innovative Solutions and Support, Inc.(a)*	2,950	42,864
K&F Industries Holdings, Inc.(a)*	6,700	125,826
Kaman Corp. Class A	4,200	75,642
Ladish Co., Inc.*	2,600	75,088
LMI Aerospace, Inc.*	2,400	44,400
Mechanical Technology, Inc.*	5,600	10,248
Moog, Inc. Class A(a)*	7,900	273,814
MTC Technologies, Inc.*	3,000	72,120
Orbital Sciences Corp.*	12,500	234,625
SPACEHAB, Inc.*	1,000	750
Teledyne Technologies, Inc.*	16,900	669,240
The Allied Defense Group, Inc.*	600	9,870
The Fairchild Corp. Class A*	2,900	7,540
Triumph Group, Inc.	2,700	114,345
United Industrial Corp.(a)	1,800	96,300
World Fuel Services Corp.	5,400	218,430
		4,282,393
Agricultural Operations — 0.1%
AGCO Corp.*	2,400	60,840
Delta & Pine Land Co.	6,900	279,450
Embrex, Inc.*	1,100	12,980
LESCO, Inc.*	1,300	10,530
Senesco Technologies, Inc.*	1,100	1,276
		365,076
Airlines — 0.6%
AirTran Holdings, Inc.*	17,350	172,112
Alaska Air Group, Inc.*	8,000	304,320
ATA Holdings Corp.(b)*	600	—
Continental Airlines, Inc. Class B(a)*	7,600	215,156
Delta Air Lines, Inc.*	23,300	31,921
ExpressJet Holdings, Inc.*	9,800	64,778
Frontier Airlines Holdings, Inc.*	6,750	55,687
Hawaiian Holdings, Inc.*	8,700	36,192
MAIR Holdings, Inc.*	3,200	18,272
Mesa Air Group, Inc.(a)*	6,600	51,216
Midwest Air Group, Inc.*	3,000	23,640
Northwest Airlines Corp. Class A*	16,600	11,454
Pinnacle Airlines Corp.*	5,250	38,903
Republic Airways Holdings, Inc.*	7,700	119,504
SkyWest, Inc.	11,000	269,720
World Air Holdings, Inc.*	4,300	38,700
		1,451,575
Auto & Related — 1.5%
A.S.V., Inc.*	5,100	76,041
Accuride Corp.*	4,400	48,444
Aftermarket Technology Corp.(a)*	4,600	81,696
American Axle & Manufacturing Holdings, Inc.(a)	10,900	181,921
Arctic Cat, Inc.(a)	2,300	38,180
ArvinMeritor, Inc.(a)	14,000	199,360
Asbury Automotive Group, Inc.	11,700	241,020
Bandag, Inc.(a)	1,600	65,664
Coachmen Industries, Inc.(a)	3,000	32,430
Commercial Vehicle Group, Inc.(a)*	4,200	80,892
CSK Auto Corp.*	9,000	126,900
Dollar Thrifty Automotive Group, Inc.(a)*	4,300	191,651
Dorman Products, Inc.*	2,650	26,765
Dura Automotive Systems, Inc.*	3,200	832
Fuel Systems Solutions, Inc.(a)*	3,000	38,160
Hayes Lemmerz International, Inc.*	9,700	21,534
Lear Corp.	12,800	264,960
Lithia Motors, Inc. Class A(a)	2,197	54,310
LoJack Corp.*	3,000	58,770
Midas, Inc.*	3,000	62,040
Miller Industries, Inc.*	2,100	38,367
Monaco Coach Corp.	6,950	77,423
National R.V. Holdings, Inc.*	2,100	7,287
Noble International Ltd.(a)	2,800	35,028
Proliance International, Inc.*	2,890	13,207
Rent-A-Center, Inc.*	8,100	237,249
Rent-Way, Inc.*	4,500	47,205
Rush Enterprises, Inc. Class A(a)*	2,900	48,372
Skyline Corp.	1,200	45,852
Spartan Motors, Inc.	2,400	45,192
Standard Motor Products, Inc.	3,600	43,164
Strattec Security Corp.*	700	26,789
Superior Industries International, Inc.(a)	4,500	75,555
Supreme Industries, Inc. Class A	1,200	7,944
Tenneco Automotive, Inc.*	8,300	194,137
Tower Automotive, Inc.*	6,500	462
United Auto Group, Inc.(a)	16,800	393,120
United Rentals, Inc.(a)*	200	4,650
Visteon Corp.*	25,600	208,640
Wabash National Corp.	5,500	75,295
Winnebago Industries, Inc.(a)	6,500	203,970
		3,720,478
Banks/Savings & Loans — 8.2%
1st Source Corp.(a)	4,467	131,866
Accredited Home Lenders Holding Co.*	3,800	136,572
ACE Cash Express, Inc.*	2,600	77,714
Alabama National BanCorp.	3,888	265,356
AMCORE Financial, Inc.(a)	5,200	157,508
American Bancorp of New Jersey, Inc.	2,500	29,625
AmericanWest Bancorporation(a)	1,800	38,250
Ameris Bancorp(a)	2,029	55,209
Anchor BanCorp Wisconsin, Inc.	3,700	105,672
Atlantic Coast Federal Corp.	2,500	44,950
Bancfirst Corp.	3,000	140,160
BancorpSouth, Inc.	1,600	44,416
Bancshares of Florida, Inc.*	1,100	23,188
Bank of the Ozarks, Inc.(a)	3,000	101,610
BankAtlantic Bancorp, Inc. Class A	11,900	169,218
BankFinancial Corp.(a)	4,900	85,701
BankUnited Financial Corp. Class A	6,800	177,276
Banner Corp.	1,660	68,126

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Berkshire Hills Bancorp, Inc.(a)	1,300	$46,267
Beverly Hills Bancorp, Inc.	5,300	43,248
Boston Private Financial Holdings, Inc.	6,900	192,372
Brookline Bancorp, Inc.	12,348	169,785
Camden National Corp.	1,400	56,280
Capital Corp. of the West(a)	1,800	55,836
Capital Crossing Bank*	800	23,280
Capitol Bancorp Ltd.(a)	2,600	115,700
Cardinal Financial Corp.(a)	4,900	53,704
Cathay Bancorp, Inc.(a)	5,818	210,030
Centennial Bank Holdings, Inc.*	10,100	97,768
Center Bancorp, Inc.	2,700	44,280
Center Financial Corp.	3,300	78,474
Central Pacific Financial Corp.(a)	6,100	223,138
CFS Bancorp, Inc.	1,800	26,622
Charter Financial Corp.(a)	2,228	89,098
Chemical Financial Corp.(a)	5,050	149,884
Chittenden Corp.	9,312	267,161
Citizens First Bancorp, Inc.(a)	1,800	45,828
Colony Bankcorp, Inc.(a)	1,100	22,990
Columbia Banking System, Inc.(a)	3,383	108,290
Commercial Bankshares, Inc.	900	32,103
Commercial Capital Bancorp, Inc.	2,319	36,965
Community Bank Systems, Inc.(a)	6,300	139,608
Community Trust Bancorp, Inc.(a)	4,498	169,350
Corus Bankshares, Inc.(a)	11,200	250,432
CVB Financial Corp.(a)	16,050	237,058
Dime Community Bancshares(a)	10,050	148,036
Downey Financial Corp.(a)	700	46,578
East West Bancorp, Inc.	6,400	253,504
Fidelity Bankshares, Inc.(a)	4,667	182,060
Financial Institutions, Inc.	1,700	39,712
First Bancorp(a)	2,400	48,912
First Busey Corp. Class A(a)	4,476	101,650
First Charter Corp.(a)	6,500	156,390
First Citizens BancShares, Inc.	200	38,220
First Community Bancorp	4,800	268,560
First Community Bancshares, Inc.(a)	1,561	52,091
First Financial Bancorp	8,665	137,860
First Financial Corp.(a)	2,100	67,011
First Financial Holdings, Inc.(a)	1,800	61,596
First Indiana Corp.	2,875	74,779
First Mariner Bancorp*	100	1,945
First Merchants Corp.(a)	3,877	91,691
First Niagara Financial Group, Inc.	16,585	241,809
First PacTrust Bancorp, Inc.	200	5,706
First Place Financial Corp.	2,900	65,714
First Regional Bancorp(a)*	1,100	37,477
First Republic Bank	5,225	222,376
First State Bancorp	2,800	72,716
FirstFed Financial Corp.(a)*	3,500	198,520
Flagstar Bancorp, Inc.	13,150	191,332
Flushing Financial Corp.	3,700	64,750
FNB Corp.(a)	12,581	209,599
Franklin Bank Corp.*	4,700	93,436
Frontier Financial Corp.(a)	8,100	210,114
Gateway Financial Holdings, Inc.	1,416	20,220
GB&T Bancshares, Inc.(a)	1,900	39,995
German American Bancorp	1,400	19,754
Glacier Bancorp, Inc.(a)	6,515	222,618
Great Lakes Bancorp, Inc.*	760	12,213
Great Southern Bancorp, Inc.(a)	2,000	56,200
Greater Bay Bancorp	10,600	299,026
Greene County Bancshares, Inc.(a)	2,000	73,120
Hancock Holding Co.(a)	6,500	348,075
Hanmi Financial Corp.(a)	9,400	184,240
Harbor Florida Bancshares, Inc.(a)	4,244	188,052
Harleysville National Corp.(a)	6,045	121,504
Heartland Financial USA, Inc.(a)	1,100	28,248
Heritage Commerce Corp.(a)	2,100	48,594
Horizon Financial Corp.(a)	1,300	38,818
IBERIABANK Corp.(a)	1,375	83,875
Independent Bank Corp.-MA	3,182	103,479
Independent Bank Corp.-MI	4,683	113,703
Integra Bank Corp.(a)	3,700	93,536
Interchange Financial Services Corp.(a)	3,100	70,122
Intervest Bancshares Corp.(a)*	1,400	60,984
K-Fed Bancorp(a)	600	9,600
KNBT Bancorp, Inc.(a)	6,200	99,696
Lakeland Bancorp, Inc.	1,821	26,004
Lakeland Financial Corp.(a)	500	11,755
Macatawa Bank Corp.(a)	3,150	72,103
MAF Bancorp, Inc.	7,095	292,953
MainSource Financial Group, Inc.(a)	600	10,182
MB Financial, Inc.	7,640	281,687
MBT Financial Corp.(a)	8,300	123,172
Medallion Financial Corp.	3,400	37,502
Mid-State Bancshares(a)	3,800	103,968
Midwest Banc Holdings, Inc.(a)	4,100	100,122
Nara Bancorp, Inc.(a)	3,500	64,015
National Penn Bancshares, Inc.(a)	9,647	189,274
NBT Bancorp, Inc.(a)	6,860	159,564
NewAlliance Bancshares, Inc.	900	13,185
Northern Empire Bancshares(a)*	1,400	39,228
Northwest Bancorp, Inc.(a)	9,700	247,350
OceanFirst Financial Corp.(a)	2,678	57,443
Old National Bancorp	16,000	305,600
Omega Financial Corp.(a)	1,800	54,126
Online Resources Corp.*	7,500	91,875
Pacific Capital Bancorp(a)	8,766	236,419
Pacific Mercantile Bancorp*	1,300	21,047
Pacific Premier Bancorp, Inc.*	300	3,600
Partners Trust Financial Group, Inc.(a)	12,871	137,848
Peapack-Gladstone Financial Corp.(a)	1,250	30,588
Pennsylvania Commerce Bancorp, Inc.*	900	23,738
Peoples Bancorp, Inc.(a)	1,400	40,922
PFF Bancorp, Inc.(a)	4,320	160,013
Pinnacle Financial Partners, Inc.(a)*	5,500	196,900
Prosperity Bancshares, Inc.	6,500	221,260
Provident Bankshares Corp.	6,240	231,192
Provident Financial Holdings, Inc.	1,000	30,140
Provident Financial Services, Inc.(a)	14,515	268,673
Provident New York Bancorp(a)	9,000	123,120
PSB Bancorp, Inc.*	600	9,564
Pulaski Financial Corp.	1,200	19,740
Rainier Pacific Financial Group, Inc.	700	12,740
Renasant Corp.(a)	3,000	84,210
Republic Bancorp, Inc.(a)	13,915	185,487
Republic Bancorp, Inc. Class A(a)	4,620	97,713
Riverview Bancorp, Inc.	1,800	24,300
Rome Bancorp, Inc.	1,200	15,420
S&T Bancorp, Inc.(a)	4,800	156,000
S.Y. Bancorp, Inc.(a)	2,891	85,776
Sandy Spring Bancorp, Inc.(a)	6,300	222,768
Seacoast Banking Corp. of Florida(a)	3,210	96,942
Sierra Bancorp(a)	2,100	65,625
Simmons First National Corp. Class A(a)	2,100	60,921
Southern Community Financial Corp.	3,300	32,076
Southwest Bancorp, Inc.	2,600	67,132
State Bancorp, Inc.(a)	2,277	46,587

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Sterling Bancorp(a)	3,740	$73,528
Sterling Bancshares, Inc.	12,200	247,050
Sterling Financial Corp.(a)	6,927	224,643
Suffolk Bancorp	1,200	38,304
Sun American Bancorp*	2,900	15,370
Sun Bancorp, Inc.(a)*	3,032	57,093
Superior Bancorp(a)*	3,600	41,400
SVB Financial Group*	4,500	200,880
Synergy Financial Group, Inc.	700	11,270
Temecula Valley Bancorp, Inc.*	1,100	26,125
Texas Capital Bancshares, Inc.*	1,900	35,568
Texas Regional Bancshares, Inc. Class A(a)	9,755	375,080
The Bancorp, Inc.*	2,600	66,274
TierOne Corp.(a)	3,600	122,148
Timberland Bancorp, Inc.	1,300	45,630
Tompkins Trustco, Inc.(a)	700	31,815
Trico Bancshares	2,400	59,400
TrustCo Bank Corp. NY(a)	14,334	155,381
Trustmark Corp.	8,400	264,012
UCBH Holdings, Inc.(a)	6,000	104,760
UMB Financial Corp.	7,800	285,246
Umpqua Holdings Corp.(a)	10,342	295,781
Union Bankshares Corp.(a)	1,600	70,912
United Bankshares, Inc.	8,400	312,648
United Community Banks, Inc.	7,609	228,650
United Community Financial Corp.(a)	6,200	76,384
United Financial Bancorp, Inc.	600	7,758
Univest Corp. of Pennsylvania(a)	2,000	57,780
USB Holding Co., Inc.(a)	4,000	88,240
Virginia Commerce Bancorp*	3,600	79,920
Washington Trust Bancorp, Inc.(a)	1,900	50,369
WesBanco, Inc.(a)	4,300	125,646
West Bancorporation(a)	3,150	53,896
West Coast Bancorp(a)	2,947	90,001
Westamerica Bancorporation	6,300	318,213
Western Alliance Bancorp(a)*	5,100	188,241
Willow Grove Bancorp, Inc.	2,800	43,848
Wilshire Bancorp, Inc.	6,600	125,664
Wintrust Financial Corp.	4,750	238,212
Yardville National Bancorp	900	32,094
		20,812,587
Broadcasting — 0.7%
4Kids Entertainment, Inc.*	1,800	29,700
Acacia Research-Acacia Technologies*	14,000	158,900
Acme Communications, Inc.(a)*	2,269	11,935
Beasley Broadcast Group, Inc. Class A(a)	1,657	11,649
Charter Communications, Inc. Class A*	47,700	72,504
Citadel Broadcasting Corp.(a)	11,200	105,280
Cox Radio, Inc. Class A*	7,800	119,730
Crown Media Holdings, Inc. Class A(a)*	14,000	62,860
Cumulus Media, Inc. Class A*	6,400	61,184
DG Fastchannel, Inc.*	2,550	26,902
Entercom Communications Corp.	5,900	148,680
Entravision Communications Corp.*	11,900	88,536
Gray Television, Inc.(a)	7,300	46,793
Lin TV Corp. Class A*	4,400	34,232
Mediacom Communications Corp.(a)*	16,800	119,616
Medialink Worldwide, Inc.*	400	1,212
National Lampoon, Inc.*	1,100	1,672
New Frontier Media, Inc.*	10,200	84,150
NTN Communications, Inc.*	5,300	6,890
Radio One, Inc. Class D*	16,812	105,075
Regent Communications, Inc.*	8,600	32,594
Saga Communications, Inc. Class A*	4,250	32,895
Salem Communications Corp. Class A(a)	3,500	39,585
Sinclair Broadcast Group, Inc. Class A(a)	8,600	67,510
Spanish Broadcasting System, Inc. Class A*	8,060	35,222
TiVo, Inc.*	32,800	248,952
World Wrestling Federation Entertainment, Inc.(a)	4,000	65,720
		1,819,978
Building & Construction — 1.8%
Ampco-Pittsburgh Corp.	1,000	30,930
Apogee Enterprises, Inc.(a)	5,200	79,092
Cavalier Homes, Inc.*	2,900	9,251
Champion Enterprises, Inc.(a)*	14,400	99,360
Comfort Systems USA, Inc.	8,100	92,826
Comstock Homebuilding Cos, Inc. Class A(a)*	1,700	9,180
Dominion Homes, Inc.(a)*	1,000	6,070
Drew Industries, Inc.(a)*	4,000	101,040
Dycom Industries, Inc.*	8,800	189,200
ElkCorp	3,400	92,310
Emcor Group, Inc.*	6,200	340,008
Fleetwood Enterprises, Inc.(a)*	12,100	81,433
Granite Construction, Inc.	7,450	397,458
Home Solutions of America, Inc.*	8,500	46,580
Infrasource Services, Inc.*	7,900	138,645
Insituform Technologies, Inc. Class A*	5,400	131,112
Integrated Electrical Services, Inc.*	298	4,711
Interline Brands, Inc.*	3,200	78,976
KSW, Inc.	1,000	4,280
Layne Christensen Co.*	2,600	74,282
Levitt Corp. Class A(a)	3,000	35,280
M/I Homes, Inc.(a)	2,300	81,305
Michael Baker Corp.*	1,300	26,468
Modine Manufacturing Co.	5,900	143,547
Modtech Holdings, Inc.*	1,500	8,340
NCI Building Systems, Inc.*	3,500	203,595
Orleans Homebuilders, Inc.(a)	2,900	34,017
Palm Harbor Homes, Inc.*	4,600	68,816
Perini Corp.*	4,800	100,224
Simpson Manufacturing Co., Inc.(a)	7,700	208,131
Sterling Construction Co., Inc.(a)*	1,200	24,072
Technical Olympic USA, Inc.(a)	10,700	105,181
Texas Industries, Inc.	6,600	343,596
The Shaw Group, Inc.(a)*	15,000	354,600
Trex Co., Inc.*	2,700	65,232
U.S. Home Systems, Inc.*	1,100	10,406
URS Corp.*	6,600	256,674
Washington Group International, Inc.	4,900	288,414
WCI Communities, Inc.(a)*	8,600	149,984
		4,514,626
Business Services — 3.5%
Acxiom Corp.	1,700	41,922
Administaff, Inc.	4,900	165,130
ADVO, Inc.	6,500	181,870
Ambassadors International, Inc.(a)	1,000	31,590
AMN Healthcare Services, Inc.*	6,500	154,375
aQuantive, Inc.*	12,000	283,440
Banta Corp.	4,800	228,480
Barrett Business Services, Inc.*	2,100	45,087
BearingPoint, Inc.(a)*	39,800	312,828
Bowne & Co., Inc.	5,600	79,968
Brady Corp. Class A(a)	8,400	295,344
Catalina Marketing Corp.(a)	9,600	264,000
CDI Corp.(a)	4,200	86,982
CIBER, Inc.(a)*	11,900	78,897

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Clark, Inc.(a)	4,000	$45,080
Concur Technologies, Inc.(a)*	7,000	101,850
CorVel Corp.*	1,700	59,636
CRA International, Inc.*	2,300	109,618
Cross Country Healthcare, Inc.*	5,800	98,600
CSG Systems International, Inc.*	9,200	243,156
Diamond Management & Technology Consultants, Inc.*	6,200	69,068
DocuCorp International, Inc.*	1,600	12,480
EDGAR Online, Inc.*	5,100	18,564
Electro Rent Corp.*	5,383	91,565
ePlus, Inc.*	1,200	11,700
First Consulting Group, Inc.*	7,200	70,200
Forgent Networks, Inc.*	4,800	2,304
Forrester Research, Inc.*	5,600	147,336
Foundry Networks, Inc.*	26,300	345,845
Franklin Covey Co.*	3,300	18,117
FTI Consulting, Inc.*	8,775	219,901
Gartner, Inc. Class A(a)*	24,900	437,991
Gevity HR, Inc.(a)	5,224	119,003
Heidrick & Struggles International, Inc.*	3,000	108,000
Hudson Highland Group, Inc.(a)*	4,300	42,140
infoUSA, Inc.	8,500	70,550
Innodata Isogen, Inc.*	4,600	8,648
Intelli-Check, Inc.*	1,900	10,317
John H. Harland Co.	5,000	182,250
Keane, Inc.(a)*	11,900	171,479
Kelly Services, Inc. Class A(a)	6,800	186,388
Kenexa Corp.*	3,400	85,748
Kforce, Inc.(a)*	17,045	203,347
Korn/Ferry International(a)*	8,400	175,896
Labor Ready, Inc.*	21,300	339,309
LECG Corp.*	4,600	86,296
MAXIMUS, Inc.	3,500	91,350
Microstrategy, Inc. Class A*	2,101	213,945
MPS Group, Inc.*	21,700	327,887
National Technical Systems, Inc.*	1,400	9,408
Navigant Consulting, Inc.(a)*	11,000	220,660
NCO Group, Inc.*	6,436	168,752
On Assignment, Inc.*	6,400	62,784
PDI, Inc.*	2,100	24,402
Resources Connection, Inc.*	9,600	257,184
SITEL Corp.*	14,000	42,140
SM&A*	3,200	19,552
Spherion Corp.*	11,700	83,655
SYS*	1,600	3,440
TALX Corp.	6,049	148,321
TeamStaff, Inc.*	2,100	2,667
TeleTech Holdings, Inc.*	14,200	221,946
Tetra Tech, Inc.(a)*	23,400	407,628
TRC Cos., Inc.*	2,850	24,282
Versar, Inc.*	3,800	13,794
Watson Wyatt & Co. Holdings(a)	8,500	347,820
		8,833,912
Chemicals — 2.1%
A. Schulman, Inc.	5,900	138,709
Aceto Corp.	9,525	67,056
American Vanguard Corp.	5,233	73,262
Arch Chemicals, Inc.	4,700	133,715
Balchem Corp.(a)	2,100	41,559
Cabot Microelectronics Corp.(a)*	4,500	129,690
CF Industries Holdings, Inc.	14,400	245,808
Dionex Corp.*	3,500	178,290
Ferro Corp.(a)	8,400	149,352
GenTek, Inc.(a)*	1,600	44,176
Georgia Gulf Corp.	6,100	167,262
H.B. Fuller Co.	11,600	271,904
Hawkins, Inc.	1,200	17,064
Hercules, Inc.*	22,600	356,402
Kronos Worldwide, Inc.	4,767	137,242
Landec Corp.*	4,600	49,680
MacDermid, Inc.	6,500	212,030
Minerals Technologies, Inc.	3,300	176,220
NewMarket Corp.	5,000	290,800
NL Industries, Inc.	8,700	86,478
Olin Corp.	14,700	225,792
OM Group, Inc.*	5,600	246,064
Omnova Solutions, Inc.*	11,400	47,652
Penford Corp.	1,500	22,710
Pioneer Cos., Inc.*	2,400	58,824
PolyOne Corp.(a)*	18,800	156,604
Quaker Chemical Corp.	1,300	25,285
Rockwood Holdings, Inc.*	12,200	243,756
RPM, Inc.	2,000	37,980
Solutia, Inc.*	5,000	2,400
Spartech Corp.	6,000	160,620
Stepan Co.	1,700	49,691
Symyx Technologies*	5,800	122,902
Terra Industries, Inc.(a)*	19,000	146,490
Tronox, Inc. Class A	7,400	94,350
UAP Holding Corp.(a)	26,400	564,168
WD-40 Co.(a)	2,600	92,742
Wellman, Inc.	5,200	20,748
		5,285,477
Commercial Services — 2.1%
Advance America Cash Advance Centers, Inc.	5,400	77,868
Arbitron, Inc.(a)	6,000	222,060
Cash Systems, Inc.(a)*	6,900	48,231
CBIZ, Inc.*	15,700	114,610
Central Parking Corp.(a)	6,600	108,900
Coinmach Service Corp. Class A(a)	8,300	82,419
Coinstar, Inc.(a)*	5,600	161,168
Collectors Universe, Inc.	1,500	20,925
CoStar Group, Inc.*	3,300	136,356
Euronet Worldwide, Inc.*	7,800	191,490
GP Strategies Corp.*	2,600	19,422
Heartland Payment Systems, Inc.(a)	7,800	210,678
ICT Group, Inc.*	900	28,323
Integrated Alarm Services Group, Inc.*	4,600	17,940
Intersections, Inc.*	5,800	53,534
Live Nation, Inc.*	29,800	608,516
Mac-Gray Corp.*	2,000	23,500
McGrath Rentcorp	5,000	128,000
Medifast, Inc.(a)*	2,000	17,360
Mobile Mini, Inc.(a)*	7,100	201,711
Newtek Business Services, Inc.*	5,650	9,887
Perceptron, Inc.*	1,100	9,438
Pfsweb, Inc.*	1,448	1,014
PHH Corp.*	12,900	353,460
Plexus Corp.*	9,100	174,720
Polycom, Inc.*	9,800	240,394
Pre-Paid Legal Services, Inc.(a)	2,300	91,241
Providence Service Corp.(a)*	4,800	132,432
ProxyMed, Inc.*	4,900	22,687
Quanta Services, Inc.(a)*	22,200	374,292
Rewards Network, Inc.*	4,600	22,402
Sirva, Inc.*	14,800	39,368

	SHARES	VALUE
COMMON STOCKS (Continued)
Commercial Services (Continued)
Source Information Management Co.(a)*	12,800	$121,600
Standard Parking Corp.(a)*	2,000	62,760
StarTek, Inc.	2,100	26,187
SYNNEX Corp.*	5,900	135,759
Team, Inc.(a)*	1,600	40,096
TETRA Technologies, Inc.*	12,150	293,544
TGC Industries, Inc.(a)*	3,100	25,420
The Management Network Group, Inc.*	7,100	11,786
TNS, Inc.(a)*	4,600	69,276
UniFirst Corp.(a)	1,600	49,984
Veritas DGC, Inc.*	4,300	283,026
Vertrue, Inc.*	1,500	58,980
Viad Corp.	4,500	159,345
Wright Express Corp.*	2,100	50,526
		5,332,635
Communication Services — 0.1%
Broadwing Corp.(a)*	17,400	219,588
Telkonet, Inc.*	14,900	42,465
Terremark Worldwide, Inc.(a)*	10,800	59,940
		321,993
Communications Equipment — 1.6%
ANADIGICS, Inc.(a)*	22,000	157,520
Applied Innovation, Inc.*	1,400	4,410
Applied Signal Technology, Inc.	2,700	40,068
Arris Group, Inc.*	22,500	257,850
Atheros Communications, Inc.(a)*	9,900	179,487
Avanex Corp.*	29,700	51,381
Avici Systems, Inc.*	1,900	16,435
Captaris, Inc.*	5,000	29,300
Centillium Communications, Inc.*	7,800	15,912
Ceradyne, Inc.*	5,525	227,022
Cosine Communications, Inc.*	800	2,120
Datalink Corp.*	1,300	12,025
Digi International, Inc.(a)*	4,400	59,400
Endwave Corp.*	2,950	35,636
Finisar Corp.(a)*	114,800	416,724
General Cable Corp.(a)*	7,500	286,575
I.D. Systems, Inc.(a)*	1,600	37,808
Inter-Tel, Inc.	4,400	95,040
InterVoice-Brite, Inc.*	11,100	70,374
Ixia*	12,228	108,952
KVH Industries, Inc.*	2,300	29,325
MasTec, Inc.*	19,900	220,293
Network Equipment Technologies, Inc.*	4,500	18,540
North Pittsburgh Systems, Inc.(a)	2,300	57,891
Optical Cable Corp.*	374	1,926
Optical Communication Products, Inc.(a)*	8,900	17,533
Performance Technologies, Inc.*	2,500	17,000
SeaChange International, Inc.*	6,100	54,229
Sirenza Microdevices, Inc.(a)*	14,500	114,550
Sonus Networks, Inc.*	121,400	638,564
SpectraLink Corp.	7,400	60,754
SRS Labs, Inc.*	2,700	16,740
Tekelec*	12,500	162,000
Terayon Communication Systems, Inc.*	13,800	13,662
Tut Systems, Inc.*	5,572	5,293
UTStarcom, Inc.*	24,200	214,654
Verilink Corp.*	2,100	11
ViaSat, Inc.*	5,100	127,908
Vyyo, Inc.*	3,400	16,218
WJ Communications, Inc.*	22,450	48,492
Zhone Technologies, Inc.(a)*	28,283	30,263
		3,969,885
Computer Equipment — 2.4%
Adaptec, Inc.*	25,200	111,132
Agilysys, Inc.	6,376	89,519
Airspan Networks, Inc.*	7,600	20,444
Astro-Med, Inc.	375	3,746
Bookham, Inc.*	13,855	44,613
Brocade Communications Systems, Inc.*	46,300	326,878
Calamp Corp.*	4,625	28,166
California Micro Devices Corp.*	3,900	19,890
Concurrent Computer Corp.*	14,452	25,580
Cray, Inc.*	3,850	42,812
Dataram Corp.	899	4,252
Dot Hill Systems Corp.*	7,900	30,810
Electronics for Imaging, Inc.*	11,400	260,832
Emulex Corp.*	13,400	243,478
Hauppauge Digital, Inc.*	1,400	7,546
Hurco Cos., Inc.*	1,000	24,030
Hutchinson Technology, Inc.(a)*	4,200	88,326
Imation Corp.	6,900	277,035
Immersion Corp.*	4,600	32,890
Insight Enterprises, Inc.*	11,250	231,862
Integral Systems, Inc.(a)	2,000	62,520
Interphase Corp.*	1,200	15,048
Iomega Corp.*	10,300	29,973
KEY Tronic Corp.*	1,700	9,979
Komag, Inc.(a)*	5,500	175,780
Kronos, Inc.*	5,500	187,495
Lasercard Corp.*	2,100	27,384
Maxwell Technologies, Inc.(a)*	3,100	63,054
McDATA Corp. Class A*	23,690	119,161
McDATA Corp. Class B*	1,300	6,409
Mentor Graphics Corp.*	16,900	237,952
Mercury Computer Systems, Inc.(a)*	3,800	45,030
Micro Linear Corp.*	2,300	6,555
Mobility Electronics, Inc.(a)*	5,800	32,248
MTS Systems Corp.	3,400	109,956
NYFIX, Inc.*	5,600	30,520
Palm, Inc.(a)*	18,896	275,126
Quantum Corp.(a)*	64,800	141,264
RadiSys Corp.*	9,500	201,875
Rimage Corp.*	4,700	105,374
SCM Microsystems, Inc.(a)*	3,000	10,050
Semtech Corp.(a)*	37,400	477,224
Sigma Designs, Inc.(a)*	11,000	164,450
Silicon Storage Technology, Inc.*	20,700	85,284
Standard Microsystems Corp.*	3,800	107,996
Stratasys, Inc.(a)*	1,350	35,654
Stratex Networks, Inc.*	38,900	172,716
Stratos International, Inc.*	2,954	20,442
Synaptics, Inc.(a)*	12,000	292,440
Transact Technologies, Inc.*	1,300	11,570
Trident Microsystems, Inc.*	26,600	618,716
Varian Semiconductor Equipment Associates, Inc.(a)*	9,300	341,310
Virage Logic Corp.(a)*	4,300	39,173
Whitney Holding Corp.	675	24,145
		6,197,714
Computer Services — 1.9%
3D Systems Corp.(a)*	1,100	20,174
Analysts International Corp.*	4,500	9,495
Aspen Technology, Inc.*	12,200	133,224
Avocent Corp.*	8,636	260,117
Black Box Corp.(a)	2,700	105,084

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Services (Continued)
Carreker Corp.*	4,400	$27,016
Catapult Communications Corp.*	3,361	28,098
Computer Horizons Corp.*	6,500	26,000
Computer Programs & Systems, Inc.(a)	2,300	75,371
Computer Task Group, Inc.*	3,700	14,726
COMSYS IT Partners, Inc.*	3,800	65,322
Covansys Corp.*	7,400	126,836
Dynamics Research Corp.*	1,100	10,945
eLoyalty Corp.*	1,100	19,921
Extreme Networks, Inc.*	24,600	89,298
FactSet Research Systems, Inc.	6,600	320,562
IHS, Inc. Class A*	9,400	301,552
Infocrossing, Inc.*	3,600	48,276
Inforte Corp.*	2,100	8,673
Intelligroup, Inc.*	1,500	2,100
Intergraph Corp.*	5,500	235,840
INX, Inc.*	400	2,620
Jack Henry & Associates, Inc.	9,600	208,992
Manhattan Associates, Inc.*	5,100	123,114
MICROS Systems, Inc.*	6,000	293,520
NETGEAR, Inc.*	16,800	345,912
NetScout Systems, Inc.*	6,200	40,238
Overland Storage, Inc.*	2,700	17,415
Perot Systems Corp. Class A*	6,600	91,014
Pomeroy Computer Resources, Inc.*	2,000	16,360
Radiant Systems, Inc.(a)*	6,000	72,480
Saba Software, Inc.*	5,749	30,297
Safeguard Scientifics, Inc.*	24,000	47,040
Sapient Corp.*	24,900	135,705
SI International, Inc.*	2,000	63,960
SimpleTech, Inc.*	8,700	79,257
Sonic Foundry, Inc.*	5,700	13,281
SRA International, Inc. Class A(a)*	5,000	150,300
Sybase, Inc.*	6,700	162,408
Sykes Enterprises, Inc.*	7,400	150,590
Syntel, Inc.(a)	14,400	326,160
TechTeam Global, Inc.*	1,700	13,447
The BISYS Group, Inc.*	25,300	274,758
Tier Technologies, Inc. Class B*	3,900	26,520
Tyler Technologies, Inc.*	6,900	89,217
Viewpoint Corp.*	4,900	5,782
Wind River Systems, Inc.*	16,000	171,360
Xanser Corp.*	6,900	40,365
Zomax, Inc.*	6,000	12,240
		4,932,982
Computer Software — 4.1%
3Com Corp.*	59,500	262,395
@Road, Inc.(a)*	12,600	73,584
Actuate Corp.*	24,700	109,174
Advent Software, Inc.*	5,600	202,776
Agile Software Corp.*	16,200	105,786
Altiris, Inc.*	5,800	122,322
American Software, Inc. Class A	3,900	26,715
Ansoft Corp.*	4,700	117,077
ANSYS, Inc.*	5,600	247,408
Applix, Inc.*	1,100	9,911
Art Technology Group, Inc.*	23,400	59,904
Authentidate Holding Corp.*	6,200	10,168
AXS-One, Inc.*	7,100	8,307
Blackboard, Inc.(a)*	5,201	137,826
Borland Software Corp.(a)*	16,800	96,264
Bottomline Technologies, Inc.*	3,900	38,064
BSQUARE Corp.*	1,300	2,613
Callidus Software, Inc.*	2,200	10,692
Chordiant Software, Inc.*	31,046	95,311
Clarus Corp.*	1,900	13,946
Convera Corp.(a)*	9,100	48,139
Dendrite International, Inc.*	8,500	83,130
Digitas, Inc.*	17,980	172,968
Echelon Corp.(a)*	7,400	60,828
Embarcadero Technologies, Inc.*	4,700	38,634
Epicor Software Corp.(a)*	10,100	132,411
EPIQ Systems, Inc.*	3,400	50,014
eResearch Technology, Inc.(a)*	10,050	81,506
etrials Worldwide, Inc.*	2,200	6,820
FalconStor Software, Inc.*	14,350	110,351
FileNET Corp.*	8,400	292,572
GSE Systems, Inc.*	396	1,426
Hypercom Corp.*	11,300	76,614
Hyperion Solutions Corp.*	6,000	206,880
ImageWare Systems, Inc.*	2,100	4,116
Indus International, Inc.*	11,100	27,861
Informatica Corp.*	17,600	239,184
Interactive Intelligence, Inc.*	3,000	34,680
Intermec, Inc.*	9,800	258,328
Internet Security Systems, Inc.*	8,300	230,408
Intervideo, Inc.*	3,600	45,864
Interwoven, Inc.(a)*	11,119	122,643
iPass, Inc.*	4,500	21,060
JDA Software Group, Inc.*	6,100	94,062
Kintera, Inc.(a)*	5,700	9,804
L-1 Identity Solutions, Inc.*	12,800	167,040
Lawson Software, Inc.(a)*	40,800	295,800
Magma Design Automation, Inc.*	15,900	144,690
Mantech International Corp., Class A*	3,500	115,535
MapInfo Corp.*	3,500	44,905
MetaSolv, Inc.*	10,600	32,118
Midway Games, Inc.*	18,500	162,430
Mobius Management Systems, Inc.*	3,983	26,845
Moldflow Corp.*	2,100	25,011
Motive, Inc.*	1,400	3,234
MRO Software, Inc.*	5,248	134,716
MSC Software Corp.*	4,000	61,600
Neoware Systems, Inc.(a)*	6,600	89,694
NetManage, Inc.*	1,000	5,040
Netopia, Inc.*	2,600	14,586
Nuance Communications, Inc.*	78,870	644,368
Omnicell, Inc.*	4,900	87,661
Open Solutions, Inc.*	4,100	118,121
Openwave Systems, Inc.(a)*	13,033	121,989
OPNET Technologies, Inc.*	3,900	51,129
Opsware, Inc.*	21,000	189,210
Packeteer, Inc.*	8,800	75,768
Parametric Technology Corp.*	13,320	232,567
PDF Solutions, Inc.(a)*	4,900	53,704
Pegasystems, Inc.(a)	8,200	71,586
Per-Se Technologies, Inc.*	7,674	174,814
Pervasive Software, Inc.*	4,000	15,360
Phoenix Technology Ltd.*	6,950	29,885
PLATO Learning, Inc.*	4,000	25,480
Progress Software Corp.*	13,700	356,200
QAD, Inc.	6,600	53,328
Quest Software, Inc.*	18,400	262,752
Secure Computing Corp.*	10,550	66,782
Simulations Plus, Inc.*	400	936
SPSS, Inc.(a)*	3,432	85,560
SumTotal Systems Inc.*	4,600	34,270
SupportSoft, Inc.*	11,200	48,944
Synplicity, Inc.*	4,700	30,080

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Software (Continued)
Take-Two Interactive Software, Inc.*	6,000	$85,560
TeleCommunication Systems, Inc. ClassA*	6,400	17,216
THQ, Inc.(a)*	11,550	336,913
TIBCO Software, Inc.*	42,100	378,058
Tradestation Group, Inc.(a)*	20,400	307,428
Transaction Systems Architects, Inc. Class A(a)*	10,500	360,360
Ulticom, Inc.(a)*	8,240	85,778
Ultimate Software Group, Inc.*	4,700	110,591
Unica Corp.*	2,950	30,385
VA Software Corp.(a)*	12,700	51,054
Verint Systems, Inc.*	6,100	183,305
Vitria Technology, Inc.*	6,038	16,242
Witness Systems, Inc.*	10,200	178,806
		10,495,980
Computers — 0.1%
Gateway, Inc.*	70,500	133,245
Merge Technologies, Inc.*	6,100	41,968
		175,213
Construction Materials — 0.1%
Eagle Materials, Inc.	3,200	107,776
Huttig Building Products, Inc.*	4,850	26,821
U.S. Concrete, Inc.(a)*	9,700	63,147
		197,744
Consumer Products — 0.9%
Ascendia Brands, Inc.*	2,300	4,807
Blyth, Inc.	7,800	189,774
Central Garden & Pet Co.(a)*	4,200	202,692
CNS, Inc.(a)	2,900	81,867
CSS Industries, Inc.	2,100	62,412
Cybex International, Inc.*	3,000	19,950
Fossil, Inc.*	13,475	290,252
Jarden Corp.*	7,425	244,802
Mace Security International, Inc.*	3,200	7,392
Natural Alternatives International, Inc.*	1,000	9,190
Natural Health Trends Corp.(a)*	1,400	3,640
Playtex Products, Inc.*	20,800	278,720
PW Eagle, Inc.	2,600	78,026
Russ Berrie & Co., Inc.(a)*	4,000	60,960
Senomyx, Inc.(a)*	5,700	87,609
Spectrum Brands, Inc.*	5,900	49,796
The Yankee Candle Co., Inc.	8,400	245,868
Tupperware Corp.	11,500	223,790
Ultralife Batteries, Inc.*	3,600	37,476
		2,179,023
Containers & Glass — 0.1%
Silgan Holdings, Inc.	6,602	247,971

Containers-Paper/Plastic — 0.3%
AEP Industries, Inc.(a)*	1,000	41,950
Constar International, Inc.*	2,100	12,537
Graphic Packaging Corp.*	41,700	152,622
Greif, Inc. Class A	1,400	112,154
Longview Fibre Co.	12,223	248,371
Rock-Tenn Co. Class A	6,900	136,620
		704,254
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	510	4,922
Inter Parfums, Inc.(a)	3,600	68,544
Parlux Fragrances, Inc.(a)*	3,200	16,288
		89,754
Distribution/Wholesale — 0.9%
ACR Group, Inc.*	2,400	13,056
Advanced Marketing Services, Inc.*	2,700	7,290
Bell Microproducts, Inc.*	5,100	26,469
Bluelinx Holdings, Inc.	4,200	39,984
Brightpoint, Inc.*	9,944	141,404
Building Materials Holding Corp.(a)	4,200	109,284
Central European Distribution Corp.(a)*	7,125	166,796
Handleman Co.	3,700	28,083
Industrial Distribution Group, Inc.*	1,400	12,376
InfoSonics Corp.*	2,200	13,310
Keystone Automotive Industries, Inc.*	3,200	121,664
LKQ Corp.(a)*	17,100	375,687
Nash-Finch Co.(a)	2,000	47,060
Navarre Corp.*	5,100	20,502
NuCo2, Inc.*	2,900	78,010
Owens & Minor, Inc.	8,400	276,276
Reliv’ International, Inc.	2,600	23,400
Rentrak Corp.*	1,900	21,698
ScanSource, Inc.*	4,600	139,518
Spartan Stores, Inc.	3,734	63,105
United Natural Foods, Inc.(a)*	7,800	241,722
United Stationers, Inc.*	5,400	251,154
Watsco, Inc.(a)	4,200	193,242
		2,411,090
Diversified Operations — 1.8%
Actuant Corp. Class A(a)	5,100	255,510
Acuity Brands, Inc.	8,000	363,200
ADE Corp.(a)*	2,600	83,252
AMERCO(a)*	3,600	266,940
Ameron International Corp.	1,000	66,440
AZZ, Inc.*	700	25,550
Barnes Group, Inc.(a)	10,400	182,624
Chemed Corp.	5,500	177,430
Cornell Corrections, Inc.*	2,700	46,656
Covanta Holding Corp.*	50	1,077
Digimarc Corp.*	3,300	25,575
EnPro Industries, Inc.*	4,300	129,258
ESCO Technologies, Inc.*	4,600	211,784
Esterline Technologies Corp.*	5,300	178,928
Federal Signal Corp.(a)	11,500	175,375
Florida East Coast Industries, Inc.(a)	6,100	348,188
Griffon Corp.*	6,250	149,187
Lancaster Colony Corp.	6,500	290,940
Lydall, Inc.*	2,900	25,810
Mathews International Corp. Class A	5,800	213,498
Myers Industries, Inc.	6,987	118,779
NACCO Industries, Inc. Class A	1,000	135,910
Odyssey Marine Exploration, Inc.*	11,350	29,623
PICO Holdings, Inc.(a)*	2,100	68,355
Raven Industries, Inc.(a)	3,600	108,036
Sensient Technologies Corp.(a)	10,300	201,571
Standex International Corp.(a)	1,700	47,396
Sturm, Ruger & Co., Inc.*	6,700	51,858
Tredegar Corp.(a)	7,700	128,898
Universal Corp.	4,400	160,732
Vector Group Ltd.	9,948	161,352
VendingData Corp.*	5,100	12,903
Volt Information Sciences, Inc.(a)*	2,200	78,210
Zoltek Cos., Inc.(a)*	4,400	112,420
		4,633,265
Education — 0.5%
Corinthian Colleges, Inc.*	17,300	187,013
DeVry, Inc.*	14,900	316,923
Educate, Inc.(a)*	4,800	38,352

	SHARES	VALUE
COMMON STOCKS (Continued)
Education (Continued)
INVESTools, Inc.*	9,500	$100,985
Learning Tree International, Inc.*	3,900	31,707
Lincoln Educational Services(a)*	4,800	78,528
Renaissance Learning, Inc.(a)	6,022	86,175
Strayer Education, Inc.	1,600	173,136
The Geo Group, Inc.*	2,800	118,300
The Princeton Review, Inc.(a)*	6,600	34,188
Universal Technical Institute, Inc.(a)*	4,700	84,083
		1,249,390
Electric Utilities — 0.3%
ALLETE, Inc.	6,400	278,080
Calpine Corp.*	92,000	31,740
Duquesne Light Holdings, Inc.(a)	15,700	308,662
Weststar Energy, Inc.	1,400	32,914
		651,396
Electrical Equipment — 1.3%
A.O. Smith Corp.(a)	4,400	173,492
Active Power, Inc.*	9,680	24,200
ADDvantage Technologies Group, Inc.*	700	2,940
Advanced Energy Industries, Inc.*	8,500	144,840
Avid Technology, Inc.(a)*	4,195	152,782
Axcelis Technologies, Inc.*	20,400	144,024
Axsys Technologies, Inc.*	2,200	37,400
C&D Technologies, Inc.	7,300	51,830
Checkpoint Systems, Inc.*	7,000	115,570
Cohu, Inc.	4,400	78,452
Credence Systems Corp.*	19,880	56,658
CyberOptics Corp.*	1,700	22,440
Distributed Energy Systems Corp.(a)*	8,600	27,778
Fiberstars, Inc.*	2,200	15,752
FLIR Systems, Inc.(a)*	8,800	239,008
Franklin Electric Co., Inc.(a)	4,300	228,502
Genlyte Group, Inc.*	4,400	313,280
GrafTech International Ltd.*	21,200	123,808
Ibis Technology Corp.*	2,000	7,140
Input/Output, Inc.(a)*	16,000	158,880
Ionatron, Inc.*	15,900	76,479
Littelfuse, Inc.(a)*	3,965	137,585
LTX Corp.*	22,800	114,228
Meade Instruments Corp.*	3,300	7,425
Measurement Specialties, Inc.(a)*	800	14,920
Paxar Corp.(a)*	9,500	189,810
Photon Dynamics, Inc.*	2,500	33,175
Power Integrations, Inc.*	5,300	103,880
Power-One, Inc.(a)*	18,162	131,493
Research Frontiers, Inc.*	2,600	11,180
Rogers Corp.*	2,800	172,900
SIPEX Corp.*	3,800	12,730
Technology Research Corp.	400	1,700
Veeco Instruments, Inc.(a)*	5,700	114,855
Vicor Corp.	6,000	69,240
		3,310,376
Electronics — 5.5%
Actel Corp.*	4,500	69,975
Aeroflex, Inc.*	14,900	153,172
Aetrium, Inc.*	1,200	5,988
Alliance Semiconductor Corp.*	3,550	11,928
American Superconductor Corp.*	16,500	152,790
American Technical Ceramics Corp.*	200	2,460
AMIS Holdings, Inc.(a)*	18,400	174,616
Amkor Technology, Inc.(a)*	37,200	191,952
Analogic Corp.	2,200	112,904
Anixter International, Inc.*	6,800	383,996
Apogee Technology, Inc.*	700	546
Applied Micro Circuits Corp.*	102,300	295,647
Arotech Corp.*	357	675
Asyst Technologies, Inc.*	10,200	68,952
ATMI, Inc.(a)*	7,700	223,839
Audiovox Corp. Class A(a)*	3,800	52,896
AXT, Inc.*	4,100	17,466
Badger Meter, Inc.(a)	3,000	75,570
Bel Fuse, Inc. Class B	1,100	35,299
Belden CDT, Inc.(a)	9,450	361,274
Benchmark Electronics, Inc.*	12,125	325,920
Brooks Automation, Inc.*	15,874	207,156
BTU International, Inc.(a)*	600	7,218
Capstone Turbine Corp.*	20,500	28,905
Catalyst Semiconductor, Inc.*	4,100	13,858
CEVA, Inc.*	3,975	22,499
Cirrus Logic, Inc.*	18,400	134,136
Coherent, Inc.*	5,900	204,494
CompuDyne Corp.*	1,100	6,710
Conexant Systems, Inc.(a)*	116,333	232,666
Cree, Inc.*	1,600	32,176
CTS Corp.(a)	6,500	89,570
Cubic Corp.	5,600	109,648
Cymer, Inc.*	7,000	307,370
Cypress Semiconductor Corp.(a)*	13,800	245,226
Daktronics, Inc.(a)	11,500	237,935
Digital Theater Systems, Inc.*	3,700	78,366
Diodes, Inc.(a)*	4,800	207,216
DSP Group, Inc.*	5,700	130,245
Electro Scientific Industries, Inc.*	5,780	119,068
Electroglas, Inc.*	4,600	12,604
EMCORE Corp.(a)*	25,100	148,592
Emerson Radio Corp.*	5,100	15,453
Energy Conversion Devices, Inc.(a)*	6,200	229,648
EnerSys(a)*	9,000	144,360
Entegris, Inc.*	28,874	315,015
ESS Technology, Inc.*	8,900	8,277
Exar Corp.(a)*	7,900	104,991
Excel Technology, Inc.*	1,600	47,344
FARO Technologies, Inc.*	3,250	62,075
FormFactor, Inc.*	7,100	299,123
Frequency Electronics, Inc.	1,400	18,158
Genesis Microchip, Inc.(a)*	6,400	75,328
HEI, Inc.*	1,200	3,144
Henry Bros. Electronics, Inc.*	300	1,017
hi/fn, Inc.*	4,900	23,079
Hittite Microwave Corp.*	5,700	257,526
II-VI, Inc.*	15,100	376,292
InFocus Corp.*	7,400	21,164
Innovex, Inc.*	3,812	7,891
Integrated Silicon Solution, Inc.*	9,450	52,731
Interlink Electronics, Inc.*	2,600	6,890
International DisplayWorks, Inc.*	20,900	133,133
inTEST Corp.*	1,700	9,758
IntriCon Corp.*	1,000	4,865
Iteris, Inc.*	5,500	13,695
Itron, Inc.*	5,300	295,740
IXYS Corp.*	5,800	48,662
Keithley Instruments, Inc.	3,500	44,625
KEMET Corp.*	16,500	133,155
Kopin Corp.*	13,800	46,230
LaBarge, Inc.*	3,700	38,480
Lamson & Sessions Co.*	2,400	57,168
Lattice Semiconductor Corp.*	34,159	232,964
LeCroy Corp.*	1,785	24,597

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
LogicVision, Inc.*	2,900	$3,828
LSI Industries, Inc.	3,600	58,500
MagneTek, Inc.*	4,600	15,916
Mattson Technology, Inc.*	26,600	220,780
Merix Corp.*	3,900	37,479
Methode Electronics, Inc. Class A	6,900	65,619
Micrel, Inc.*	17,200	164,948
Microsemi Corp.(a)*	11,391	214,720
Microtune, Inc.*	24,200	117,612
Mindspeed Technologies, Inc.*	21,400	37,022
MIPS Technologies, Inc. Class A*	8,200	55,350
MKS Instruments, Inc.*	11,200	227,472
Molecular Devices Corp.*	3,370	62,311
MoSys, Inc.(a)*	6,600	44,418
Multi-Fineline Electronix, Inc.*	6,500	164,905
Nanometrics, Inc.*	2,100	19,425
Napco Security Systems, Inc.(a)*	3,750	22,350
NeoMagic Corp.*	1,800	5,040
Netlogic Microsystems, Inc.(a)*	9,500	241,015
Newport Corp.*	8,200	133,660
Nu Horizons Electronics Corp.*	2,900	36,946
OmniVision Technologies, Inc.*	10,200	145,554
ON Semiconductor Corp.(a)*	48,500	285,180
OSI Systems, Inc.*	3,300	64,680
Park Electrochemical Corp.	4,000	126,720
Pemstar, Inc.*	16,000	58,400
Pericom Semiconductor Corp.*	4,500	43,875
Photronics, Inc.(a)*	8,800	124,344
Pixelworks, Inc.*	3,400	10,030
Planar Systems, Inc.*	2,779	31,542
PLX Technology, Inc.(a)*	5,600	58,072
PMC-Sierra, Inc.(a)*	34,600	205,524
PortalPlayer, Inc.*	1,700	19,176
QuickLogic Corp.*	10,100	35,754
Ramtron International Corp.*	4,300	14,190
REMEC, Inc.*	4,693	8,119
RF Monolithics, Inc.*	1,600	9,968
Richardson Electronics Ltd.	2,700	24,381
Rudolph Technologies, Inc.*	5,058	92,713
Sigmatel, Inc.*	9,000	42,120
Silicon Image, Inc.*	16,400	208,608
Skyworks Solutions, Inc.*	33,800	175,422
Sonic Solutions(a)*	4,600	70,104
Spectrum Control, Inc.*	1,200	11,280
Staktek Holdings, Inc.*	20,500	122,590
Stoneridge, Inc.*	4,600	32,752
Supertex, Inc.*	2,000	77,740
Syntax Brillian Corp.*	10,175	47,924
Sypris Solutions, Inc.	2,900	24,215
Taser International, Inc.*	12,400	94,984
Technitrol, Inc.	8,000	238,800
Tessera Technologies, Inc.*	9,000	313,020
Transmeta Corp.(a)*	22,000	25,300
TranSwitch Corp.*	20,300	28,623
Tripath Technology, Inc.*	2,700	194
TriQuint Semiconductor, Inc.(a)*	30,200	157,040
Ultimate Electronics, Inc.(b)*	1,600	—
Ultra Clean Holdings, Inc.(a)*	100	1,068
Ultratech Stepper, Inc.(a)*	4,600	61,272
Universal Display Corp.(a)*	5,800	63,974
Universal Electronics, Inc.*	2,100	39,900
UQM Technologies, Inc.(a)*	4,900	13,426
Vitesse Semiconductor Corp.*	44,300	43,857
Wells-Gardner Electronics Corp.(a)*	1,470	4,689
White Electronic Designs Corp.*	5,200	25,844
ZiLog, Inc.*	3,100	11,315
Zoran Corp.*	9,761	156,957
Zygo Corp.*	3,600	45,900
		13,892,557
Energy — 0.3%
Environmental Power Corp.*	1,200	5,388
Evergreen Energy, Inc.*	15,800	169,060
Evergreen Solar, Inc.(a)*	26,600	220,780
Plug Power, Inc.(a)*	15,763	64,155
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	20,196
Syntroleum Corp.(a)*	11,200	53,648
Teton Energy Corp.*	1,600	7,760
Watts Industries, Inc. Class A	4,800	152,448
		693,435
Environmental Services — 0.3%
Calgon Carbon Corp.(a)*	7,900	34,918
Flanders Corp.(a)*	5,500	47,080
Headwaters, Inc.(a)*	8,300	193,805
Mine Safety Appliances Co.(a)	7,000	249,480
Rollins, Inc.	13,000	274,430
		799,713
Facility Services — 0.1%
ABM Industries, Inc.(a)	9,400	176,344

Financial Services — 2.7%
Advanta Corp. Class A	1,600	54,352
Advanta Corp. Class B(a)	3,900	143,910
Aether Holdings, Inc.*	10,150	60,291
AmeriServ Financial, Inc.*	4,400	19,492
Asset Acceptance Capital Corp.*	7,400	120,250
ASTA Funding, Inc.(a)	2,600	97,474
Bankrate, Inc.(a)*	3,000	79,680
BFC Financial Corp.*	5,400	31,536
Cash America International, Inc.(a)	6,200	242,296
Citizens Banking Corp.(a)	8,500	223,210
Citizens South Banking Corp.	1,200	15,600
City Holding Co.(a)	7,900	314,973
CoBiz, Inc.	1,575	36,005
Cohen & Steers, Inc.(a)	11,600	375,376
CompuCredit Corp.(a)*	7,800	235,638
Consumer Portfolio Services, Inc.*	10,500	60,795
Delta Financial Corp.	6,000	54,960
Digital Insight Corp.*	6,900	202,308
Dollar Financial Corp.*	8,600	187,652
eFunds Corp.*	9,800	236,964
Encore Capital Group, Inc.*	8,300	107,734
eSPEED, Inc. Class A*	13,100	120,520
Federal Agricultural Mortgage Corp. Class C	1,400	37,058
Financial Federal Corp.	5,700	152,760
First Albany Cos., Inc.*	2,647	11,117
First Commonwealth Financial Corp.(a)	15,500	201,965
FirstCity Financial Corp.*	2,100	22,197
Fremont General Corp.(a)	7,700	107,723
GAMCO Investors, Inc. Class A	800	30,448
Greenhill & Co., Inc.(a)	4,200	281,484
Hercules Technology Growth Capital, Inc.	2,300	29,509
HF Financial Corp.	110	1,788
IMPATH Bankruptcy Liquidating Trust Class A*	1,700	3,060
Interactive Data Corp.(a)*	5,000	99,750
Investment Technology Group, Inc.*	7,600	340,100

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Irwin Financial Corp.	6,200	$121,272
Jackson Hewitt Tax Service, Inc.(a)	7,100	213,071
Knight Capital Group, Inc. Class A(a)*	20,400	371,280
LaBranche & Co., Inc.*	8,500	88,145
MarketAxess Holdings, Inc.(a)*	800	8,376
MCG Capital Corp.	10,700	174,731
MicroFinancial, Inc.	400	1,304
Municipal Mortgage & Equity, L. L. C.	6,800	193,188
Netbank, Inc.(a)	1,700	10,285
Ocwen Financial Corp.*	13,300	198,170
Piper Jaffray Cos., Inc.*	3,100	187,922
Portfolio Recovery Associates, Inc.(a)*	3,000	131,610
PRG-Schultz International, Inc.*	1,050	6,090
QC Holdings, Inc.(a)*	2,100	25,053
Resource America, Inc.	2,800	58,240
Sanders Morris Harris Group, Inc.(a)	7,700	96,327
Stifel Financial Corp.(a)*	1,466	46,531
Susquehanna Bancshares, Inc.	10,400	254,176
SWS Group, Inc.(a)	3,934	97,917
The South Financial Group, Inc.	4,000	104,120
Thomas Weisel Partners Group, Inc.(a)*	800	12,840
Track Data Corp.*	1,200	4,932
United PanAm Financial Corp.*	2,600	40,248
Westwood Holdings Group, Inc.	258	5,170
World Acceptance Corp.(a)*	3,800	167,124
		6,958,097
Food & Beverages — 1.0%
American Italian Pasta Co. Class A*	4,800	37,344
American States Water Co.(a)	3,550	135,788
Cal-Maine Foods, Inc.	4,000	26,520
Chiquita Brands International, Inc.(a)	8,300	111,054
Cuisine Solutions, Inc.*	2,900	16,646
Flowers Foods, Inc.(a)	11,325	304,416
Green Mountian Coffee, Inc.(a)*	1,600	58,880
Hain Celestial Group, Inc.*	8,079	206,499
Imperial Sugar Co.	1,200	37,344
Interstate Bakeries Corp.*	6,400	18,560
J & J Snack Foods Corp.	3,500	108,850
John B. Sanfilippo & Son, Inc.(a)*	2,650	27,030
Lance, Inc.	6,000	132,120
M&F Worldwide Corp.*	3,300	48,510
Maui Land & Pineapple Co., Inc.*	1,200	35,604
MGP Ingredients, Inc.	3,400	72,318
Monterey Pasta Co.*	3,300	12,474
National Beverage Corp.(a)	8,100	96,471
Panera Bread Co. Class A(a)*	4,300	250,475
Peet’s Coffee & Tea, Inc.(a)*	2,900	72,529
Performance Food Group Co.*	8,400	235,956
Premium Standard Farms, Inc.	1,200	22,860
Pyramid Breweries, Inc.*	1,600	4,032
Ralcorp Holdings, Inc.*	5,600	270,088
Sanderson Farms, Inc.(a)	3,800	122,968
Scheid Vineyards, Inc. Class A*	20	720
Tasty Baking Co.	800	7,304
The Boston Beer Co., Inc. Class A*	1,400	45,990
Triarc Cos, Inc.	4,000	60,480
Triarc Cos., Inc. Class A(a)	5,300	87,927
		2,667,757
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.(a)*	6,400	54,400
Caraustar Industries, Inc.(a)*	5,500	43,835
Chesapeake Corp.	3,900	55,809
Deltic Timber Corp.(a)	1,800	85,788
P.H. Glatfelter Co.(a)	8,400	113,820
Pope & Talbot, Inc.(a)*	2,800	16,100
Schweitzer-Mauduit International, Inc.	3,100	58,838
Universal Forest Products, Inc.	3,200	156,960
Wausau-Mosinee Paper Corp.(a)	10,200	137,700
		723,250
Funeral Services — 0.1%
Alderwoods Group, Inc.*	10,800	214,164
Carriage Services, Inc.*	3,900	18,174
Stewart Enterprises, Inc. Class A	20,200	118,372
		350,710
Health Care - Biotechnology — 3.1%
Acacia Research-CombiMatrix*	5,028	4,927
Advanced Magnetics, Inc.*	1,800	61,380
Alexion Pharmaceuticals, Inc.*	5,800	197,084
Anesiva, Inc.*	1,275	8,645
Antigenics, Inc.*	8,700	13,485
Applera Corp. - Celera Genomics Group.(a)*	13,301	185,150
Arena Pharmaceuticals ,Inc.(a)*	9,000	107,820
ArQule, Inc.*	8,950	37,679
AtheroGenics, Inc.*	7,900	104,043
AVANT Immunotherapeutics, Inc.*	7,100	9,301
Avigen, Inc.*	4,959	25,638
Barrier Therapeutics, Inc.*	6,000	38,760
BioCryst Pharmaceuticals, Inc.(a)*	5,700	71,079
Bioenvision, Inc.(a)*	7,300	40,223
BioMarin Pharmaceutical, Inc.*	27,300	388,479
BioSante Pharmaceuticals, Inc.(a)*	3,200	6,144
Biosite, Inc.(a)*	2,900	134,067
BioSphere Medical, Inc.*	3,000	19,800
Cambrex Corp.(a)	5,300	109,763
Cell Genesys, Inc.*	9,100	41,587
Ciphergen Biosystems, Inc.*	2,600	3,458
Conceptus, Inc.*	5,800	102,602
Cotherix, Inc.(a)*	4,600	32,476
Cryolife, Inc.*	4,300	27,735
CuraGen Corp.*	14,150	48,676
Curis, Inc.*	9,600	13,152
CV Therapeutics, Inc.(a)*	8,900	99,146
CYTOGEN Corp.*	4,000	9,360
Cytomedix, Inc.*	5,100	13,668
Digene Corp.*	4,200	181,230
Discovery Laboratories, Inc.(a)*	18,972	40,410
Diversa Corp.*	9,900	79,398
Dyax Corp.*	20,200	67,266
Emisphere Technologies, Inc.*	5,544	46,847
Encysive Pharmaceuticals, Inc.*	11,600	49,880
EntreMed, Inc.*	8,900	16,554
Enzo Biochem, Inc.*	6,767	82,490
Enzon, Inc.(a)*	9,000	74,250
Exact Sciences Corp.*	5,043	10,237
Exelixis, Inc.(a)*	16,800	146,328
Gene Logic, Inc.*	5,200	8,060
Genitope Corp.*	7,200	21,024
Genta, Inc.*	35,400	27,612
GenVec, Inc.*	10,100	11,312
Geron Corp.(a)*	12,100	75,867
GTC Biotherapeutics, Inc.*	3,000	3,720
GTx, Inc.(a)*	1,300	12,012
Hana Biosciences, Inc.*	6,000	41,160
Harvard Bioscience, Inc.*	6,100	27,450
Hemispherx Biopharma, Inc.*	13,100	24,497
ICOS Corp.*	11,400	285,684
IDM Pharma, Inc.*	2,000	6,140

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Illumina, Inc.*	15,800	$522,032
Immunomedics, Inc.*	29,900	53,222
Incyte Corp.*	17,600	74,448
Inhibitex, Inc.*	1,700	2,601
Inovio Biomedical Corp.*	5,900	15,163
Integra LifeSciences Holdings(a)*	5,200	194,896
InterMune, Inc.(a)*	5,826	95,663
Introgen Therapeutics, Inc.*	9,500	42,750
Isolagen, Inc.*	6,500	22,425
Keryx Biopharmaceuticals, Inc.(a)*	15,800	186,914
Kosan Biosciences, Inc.*	6,000	28,980
Lexicon Genetics, Inc.*	18,400	69,368
LifeCell Corp.(a)*	6,500	209,430
Lipid Sciences, Inc.*	4,200	7,518
Martek Biosciences Corp.*	6,400	137,664
Matritech, Inc.*	3,100	1,891
Maxygen, Inc.(a)*	6,830	56,757
Medarex, Inc.(a)*	24,600	264,204
MicroIslet, Inc.*	7,600	12,844
Micromet, Inc.(a)*	5,866	15,662
Momenta Pharmaceuticals, Inc.*	5,500	74,360
Monogram Biosciences, Inc.*	24,020	36,751
Myriad Genetics, Inc.(a)*	7,800	192,270
Nabi Biopharmaceuticals(a)*	11,900	68,782
Nanogen, Inc.(a)*	9,100	16,198
Neose Technologies, Inc.*	7,159	14,175
Northfield Laboratories, Inc.(a)*	4,500	64,620
Novavax, Inc.*	11,700	44,343
Nuvelo, Inc.(a)*	13,266	241,972
Orchid Cellmark, Inc.(a)*	5,950	13,804
Oscient Pharmaceutical Corp.*	13,800	14,214
Progenics Pharmaceuticals, Inc.(a)*	4,900	114,954
Regeneration Technologies, Inc.*	4,800	33,696
Regeneron Pharmaceuticals, Inc.*	21,900	343,611
RegeneRx Biopharmaceuticals, Inc.*	6,500	12,285
Repligen Corp.*	5,700	19,380
Sangamo BioSciences, Inc.(a)*	6,800	37,808
Savient Pharmaceuticals, Inc.*	12,400	80,724
Seattle Genetics, Inc.*	11,605	56,400
Sequenom, Inc.*	833	1,783
Sirna Therapeutics, Inc.(a)*	30,900	172,113
Stratagene Corp.	4,050	26,244
Strategic Diagnostics, Inc.*	3,050	11,742
Tanox, Inc.(a)*	11,600	137,112
Techne Corp.*	1,700	86,462
Telik, Inc.(a)*	15,600	277,524
The Medicines Co.*	10,500	236,880
Third Wave Technologies, Inc.*	8,237	36,902
Threshold Pharmaceuticals, Inc.(a)*	13,800	35,466
Titan Pharmaceuticals, Inc.*	6,400	14,080
Trimeris, Inc.(a)*	10,097	88,854
ViaCell, Inc.*	4,067	17,081
Vical, Inc.*	5,400	27,270
		7,959,047
Health Care - Drugs — 3.0%
Acadia Pharmaceuticals, Inc.(a)*	5,900	50,976
Accelrys, Inc.*	5,200	32,708
Acusphere, Inc.*	4,600	16,606
Adolor Corp.*	8,800	122,056
Advancis Pharmaceutical Corp.*	5,700	34,086
ADVENTRX Pharmaceuticals, Inc.*	14,300	39,182
Alkermes, Inc.*	18,000	285,300
Allos Therapeutics, Inc.*	20,200	76,154
Alpharma, Inc. Class A	7,900	184,781
Andrx Group*	14,051	343,266
Anika Therapeutics, Inc.*	2,000	26,660
AP Pharma, Inc.*	1,700	1,819
ARIAD Pharmaceuticals, Inc.(a)*	14,800	64,528
Array BioPharma, Inc.*	15,600	132,912
Auxilium Pharmaceuticals, Inc.(a)*	2,900	29,348
AVANIR Pharmaceuticals(a)*	5,375	37,195
AXM Pharma, Inc.*	1,300	182
Bradley Pharmaceuticals, Inc. Class A*	3,400	54,128
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	78,232
Cell Therapeutics, Inc.*	11,600	19,836
Cellegy Pharmaceuticals, Inc.*	2,400	360
CollaGenex Pharmaceuticals, Inc.(a)*	3,700	48,063
Connetics Corp.*	6,400	69,760
Corcept Therapeutics, Inc.(a)*	4,500	4,095
Cortex Pharmaceuticals, Inc.(a)*	6,200	18,724
Critical Therapeutics, Inc.*	6,100	14,640
Cubist Pharmaceuticals, Inc.(a)*	10,600	230,444
Dendreon Corp.(a)*	14,200	63,474
DOV Pharmaceutical, Inc.*	4,300	3,870
Durect Corp.*	14,800	60,680
DUSA Pharmaceuticals, Inc.(a)*	4,150	17,347
Dynavax Technologies Corp.*	6,800	29,308
Elite Pharmaceuticals, Inc. Class A*	3,900	8,853
Hi-Tech Pharmacal Co., Inc.*	2,300	29,072
Icagen, Inc.*	300	276
Immtech International, Inc.*	1,900	9,120
ImmunoGen, Inc.(a)*	13,662	48,363
Impax Laboratories, Inc.*	10,500	68,985
Indevus Pharmaceuticals, Inc.(a)*	11,500	68,080
Infinity Pharmaceuticals, Inc.*	1,250	16,875
Inspire Pharmaceuticals, Inc.(a)*	10,750	54,717
Integrated Biopharma, Inc.*	2,200	17,556
Interpharm Holdings, Inc.*	2,000	2,900
IntraBiotics Pharmaceuticals, Inc.*	700	2,653
Isis Pharmaceuticals, Inc.(a)*	19,300	138,574
Ista Pharmaceuticals, Inc.(a)*	6,250	37,063
K-V Pharmaceutical Co. Class A(a)*	7,300	173,010
K-V Pharmaceutical Co. Class B*	700	16,639
Lannett Co., Inc.*	4,650	24,645
Ligand Pharmaceuticals, Inc. Class B*	13,300	133,532
MannKind Corp.*	9,556	181,564
Medicis Pharmaceutical Corp. Class A(a)	1,600	51,760
Memory Pharmaceuticals, Corp.*	7,100	7,242
Metabasis Therapeutics, Inc.(a)*	6,100	34,282
Myogen, Inc.(a)*	7,700	270,116
NeoPharm, Inc.(a)*	6,399	31,035
Neurogen Corp.*	8,850	59,649
New River Pharmaceuticals, Inc.*	6,900	177,537
NitroMed, Inc.*	8,700	27,579
NPS Pharmaceuticals, Inc.*	10,000	38,100
Omega Protein Corp.*	3,900	25,350
Onyx Pharmaceuticals, Inc.(a)*	13,000	224,770
OSI Pharmaceuticals, Inc.(a)*	11,400	427,842
OXiGENE, Inc.*	5,600	21,896
Pain Therapeutics, Inc.*	19,800	170,676
Panacos Pharmaceuticals, Inc.(a)*	14,500	71,920
Par Pharmaceutical Cos., Inc.*	6,800	124,032
Penwest Pharmaceuticals Co.*	3,700	61,605
PetMed Express, Inc.(a)*	8,500	88,740
Pharmacopeia Drug Discovery, Inc.*	1,800	6,822
Pharmacyclics, Inc.(a)*	3,400	16,524
Pharmion Corp.*	6,400	137,920
POZEN, Inc.(a)*	10,900	140,174

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Praecis Pharmaceuticals, Inc.*	1,800	$3,690
Renovis, Inc.(a)*	5,500	75,680
Rigel Pharmaceuticals, Inc.*	4,450	45,702
Santarus, Inc.*	9,600	71,232
SciClone Pharmaceuticals, Inc.*	13,900	32,248
Sciele Pharma, Inc.(a)*	15,300	288,252
SCOLR Pharma, Inc.*	4,800	28,800
Spectrum Pharmaceuticals, Inc.(a)*	6,500	34,060
Star Scientific, Inc.*	20,050	61,954
Sunesis Pharmaceuticals, Inc.(a)*	1,100	5,566
Super-Gen, Inc.(a)*	17,300	80,618
The Quigley Corp.*	2,100	15,855
United Therapeutics Corp.(a)*	4,000	210,160
Valeant Pharmaceuticals International	7,500	148,350
Valera Pharmaceuticals, Inc.(a)*	3,300	21,153
VaxGen, Inc.*	3,300	14,999
ViroPharma, Inc.*	24,100	293,297
VIVUS, Inc.*	9,200	34,040
Xenoport, Inc.*	4,100	83,517
Zymogenetics, Inc.(a)*	32,100	541,527
		7,529,468
Health Care - Products — 4.3%
1-800 CONTACTS, Inc.*	3,500	52,465
Abaxis, Inc.(a)*	5,400	126,306
ABIOMED, Inc.(a)*	5,000	73,950
Akorn, Inc.(a)*	15,700	56,677
Aksys Ltd.	6,045	4,655
Align Technology, Inc.*	13,500	153,630
Alnylam Pharmaceuticals, Inc.(a)*	6,700	96,547
American Medical Systems Holdings, Inc.(a)*	13,800	254,334
AMICAS, Inc.*	12,250	36,505
Arrhythmia Research Technology, Inc.	200	2,852
Arrow International, Inc.	8,489	270,035
ArthroCare Corp.(a)*	4,700	220,242
Aspect Medical Systems, Inc.*	4,300	73,401
ATS Medical, Inc.*	5,700	13,452
AVI BioPharma, Inc.*	10,800	39,204
Bentley Pharmaceuticals, Inc.*	3,800	45,600
BioLase Technology, Inc.*	4,400	27,500
Bioveris Corp.(a)*	3,000	28,170
BSD Medical Corp.*	4,100	19,475
Caliper Life Sciences, Inc.*	7,133	34,809
Candela Corp.(a)*	11,000	120,010
Cantel Medical Corp.*	3,950	54,866
Cardiac Science Corp.*	1,896	14,030
CardioDynamics International Corp.*	6,000	4,260
CardioTech International, Inc.*	3,700	4,736
Cerus Corp.*	5,300	29,415
Cholestech Corp.*	2,800	33,600
Clinical Data, Inc.*	149	2,085
Columbia Laboratories, Inc.*	9,900	34,254
CONMED Corp.(a)*	5,050	106,605
Conor Medsystems, Inc.(a)*	3,800	89,566
Criticare Systems, Inc.*	2,100	8,190
CryoCor, Inc.*	2,100	6,951
Cyberonics, Inc.(a)*	4,700	82,391
Cypress Bioscience, Inc.(a)*	6,700	48,910
Datascope Corp.	2,400	80,328
DepoMed, Inc.(a)*	17,600	71,808
Digirad Corp.*	2,400	8,952
Digital Angel Corp.(a)*	8,800	22,880
DJ Orthopedics, Inc.*	4,800	199,344
E-Z-EM, Inc.*	1,400	22,092
Eclipsys Corp.*	6,300	112,833
Encore Medical Corp.*	14,495	91,318
Endocare, Inc.*	2,000	4,000
Endologix, Inc.*	12,600	50,526
Enpath Medical, Inc.*	1,300	13,936
Epicept Corp.*	673	1,218
EPIX Pharmaceuticals, Inc.(a)*	4,066	16,833
Haemonetics Corp.(a)*	6,100	285,480
Halozyme Therapeutics, Inc.*	18,300	48,495
Hanger Orthopedic Group, Inc.*	4,000	26,320
HealthTronics, Inc.(a)*	6,400	39,488
Hollis-Eden Pharmaceuticals, Inc.*	4,500	23,805
Hologic, Inc.*	7,000	304,640
Human Genome Sciences, Inc.*	27,600	318,504
I Trax, Inc.*	7,300	20,513
I-Flow Corp.*	4,297	51,650
ICU Medical, Inc.(a)*	2,950	134,166
Immucor, Inc.*	13,602	304,821
Immunicon Corp.(a)*	5,800	25,404
Implant Sciences Corp.*	2,000	6,900
Insmed, Inc.*	10,300	14,008
Integramed America, Inc.*	1,250	11,863
Interleukin Genetics, Inc.*	4,300	26,144
IntraLase Corp.(a)*	3,000	59,130
Invacare Corp.(a)	5,500	129,360
IOMED, Inc.*	700	1,309
IVAX Diagnostics, Inc.*	3,700	5,994
Kensey Nash Corp.*	1,700	49,759
La Jolla Pharmaceutical Co.(a)*	5,900	21,948
Landauer, Inc.(a)	1,300	65,975
Langer, Inc.*	600	2,310
Lifecore Biomedical, Inc.*	2,800	39,480
Luminex Corp.*	8,700	158,601
Mannatech, nc.(a)	5,100	90,372
Matrixx Initiatives, Inc.*	1,400	26,642
Medical Action Industries, Inc.*	1,900	51,091
Medtox Scientific, Inc.*	3,700	36,371
Memry Corp.*	14,200	27,122
Mentor Corp.	5,900	297,301
Meridian Bioscience, Inc.(a)	4,500	105,795
Merit Medical Systems, Inc.*	5,744	78,004
MGI Pharma, Inc.*	14,826	255,155
Microtek Medical Holdings, Inc.*	9,600	33,600
Milestone Scientific, Inc.(a)*	500	550
Minrad International, Inc.*	6,500	25,935
Misonix, Inc.*	2,200	8,118
Nastech Pharmaceutical Co., Inc.(a)*	3,900	59,514
Natus Medical, Inc.(a)*	2,900	39,585
Nektar Therapeutics*	28,900	416,449
NMT Medical, Inc.(a)*	2,100	32,445
North American Scientific, Inc.*	2,600	3,302
Noven Pharmaceuticals, Inc.*	4,700	113,364
Nutraceutical International Corp.*	2,300	31,418
NuVasive, Inc.(a)*	7,000	140,770
OraSure Technologies, Inc.(a)*	8,500	68,340
OrthoLogic Corp.*	7,200	9,360
Osteotech, Inc.*	3,100	12,679
Palatin Technologies, Inc.(a)*	10,600	25,228
Palomar Medical Technologies, Inc.*	3,400	143,480
Perrigo Co.	18,800	319,036
PhotoMedex, Inc.*	9,200	14,996
PolyMedica Corp.	4,900	209,769
Possis Medical, Inc.*	2,700	26,595
PSS World Medical, Inc.*	25,900	517,741
QuadraMed Corp.*	6,300	13,923

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Quidel Corp.(a)*	17,200	$242,864
Retractable Technologies, Inc.*	2,700	9,126
Rita Medical Systems, Inc.*	11,400	35,910
SeraCare Life Sciences, Inc.*	2,600	15,080
Sirona Dental Systems, Inc.	2,900	95,497
Solexa, Inc.*	10,300	90,846
Sonic Innovations, Inc.*	4,000	16,400
SONUS Pharmaceuticals, Inc.(a)*	3,800	17,822
SRI/Surgical Express, Inc.*	200	870
STAAR Surgical Co.*	4,280	32,186
Stereotaxis, Inc.(a)*	1,200	12,420
Synovis Life Technologies, Inc.*	1,900	13,813
The Spectranetics Corp.*	8,500	99,450
Theragenics Corp.*	6,400	18,432
Thoratec Corp.*	21,102	329,402
TriPath Imaging, Inc.*	7,300	65,919
Urologix, Inc.(a)*	2,600	7,306
USANA Health Sciences, Inc.(a)*	3,400	151,606
Vascular Solutions, Inc.*	2,500	19,375
Ventana Medical Systems, Inc.*	7,200	293,976
Viasys Healthcare, Inc.*	15,000	408,600
Vital Signs, Inc.(a)	1,900	107,559
West Pharmaceutical Services, Inc.(a)	8,900	349,503
Wright Medical Group, Inc.(a)*	6,000	145,500
Zila, Inc.*	9,200	22,816
Zoll Medical Corp.*	1,400	50,246
		11,028,387
Health Care - Services — 2.9%
Air Methods Corp.(a)*	2,000	47,200
Albany Molecular Research, Inc.(a)*	6,800	63,648
Alliance Imaging, Inc.*	10,400	81,224
Allied Healthcare International, Inc.(a)*	11,950	23,781
Allscripts Heathcare Solutions, Inc.(a)*	16,300	365,935
Amedisys, Inc.(a)*	3,200	126,944
America Service Group, Inc.*	2,000	26,020
American Dental Partners, Inc.*	1,850	30,599
AMERIGROUP Corp.(a)*	10,900	322,095
AmSurg Corp.(a)*	5,450	121,317
Angelica Corp.	2,000	34,020
Bio-Imaging Technologies, Inc.*	2,000	8,460
Bio-Reference Laboratories, Inc.*	2,300	51,635
BioScrip, Inc.*	7,380	22,288
Capital Senior Living Corp.(a)*	5,200	48,100
Centene Corp.*	8,100	133,164
Dynacq Healthcare, Inc.*	1,300	3,361
Exponent, Inc.(a)*	3,400	56,678
Five Star Quality Care, Inc.*	16,000	172,160
Genesis HealthCare Corp.*	4,100	195,283
Gentiva Health Services, Inc.(a)*	6,500	106,860
HealthExtras, Inc.*	8,600	243,466
Healthways, Inc.*	5,900	263,140
HMS Holdings Corp.*	3,800	47,956
Hooper Holmes, Inc.	14,000	47,180
Kendle International, Inc.*	2,300	73,646
Kindred Healthcare, Inc.*	9,400	279,462
LCA-Vision, Inc.(a)	4,100	169,371
Magellan Health Services, Inc.*	5,300	225,780
Matria Healthcare, Inc.*	3,293	91,512
MedCath Corp.*	3,500	105,315
Medical Staffing Network Holdings, Inc.*	6,300	39,186
MedQuist, Inc.*	4,200	48,720
Metropolitan Health Networks, Inc.*	10,500	23,625
Molina Healthcare, Inc.(a)*	5,100	180,336
National Medical Health Card Systems, Inc.*	907	14,104
NovaMed Eyecare, Inc.*	4,700	37,036
OCA, Inc.*	8,100	243
Odyssey Healthcare, Inc.*	6,850	97,133
Option Care, Inc.(a)	8,275	110,802
PainCare Holdings, Inc.*	9,300	13,392
PAREXEL International Corp.*	5,300	175,377
Pediatric Services of America, Inc.*	500	6,045
Pediatrix Medical Group, Inc.*	5,200	237,120
Pharmanet Development Group, Inc.*	3,450	67,033
Prospect Medical Holdings, Inc.*	1,000	5,850
Psychemedics Corp.	400	6,752
Psychiatric Solutions, Inc.*	9,600	327,264
Quality Systems, Inc.	13,000	504,270
Radiation Therapy Services, Inc.*	4,100	119,843
Radiologix, Inc.*	3,500	14,000
RehabCare Group, Inc.*	2,500	32,750
Res-Care, Inc.*	4,800	96,432
Sierra Health Services, Inc.*	7,600	287,584
STERIS Corp.	11,200	269,472
Sun Healthcare Group, Inc.*	5,500	59,070
Sunrise Assisted Living, Inc.*	8,100	241,947
Symbion, Inc.*	3,800	69,768
The Advisory Board Co.*	3,900	197,028
The TriZetto Group, Inc.(a)*	8,000	121,120
U.S. Physical Therapy, Inc.*	2,750	32,780
United Surgical Partners International, Inc.*	8,850	219,745
VistaCare, Inc. Class A*	2,600	27,040
		7,270,467
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.(a)	2,700	90,963
Kimball International, Inc. Class B	4,900	94,570
Tempur-Pedic International, Inc.(a)*	17,000	291,890
		477,423
Household Products — 0.3%
Applica, Inc.*	4,900	26,411
Bassett Furniture Industries, Inc.	1,500	24,360
Craftmade International, Inc.	400	6,852
Enesco Group, Inc.*	1,500	398
Ethan Allen Interiors, Inc.(a)	6,400	221,824
Furniture Brands International, Inc.(a)	11,300	215,152
Libbey, Inc.	3,650	40,843
Lifetime Brands, Inc.(a)	2,200	40,744
Quaker Fabric Corp.*	2,400	2,688
Restoration Hardware, Inc.(a)*	7,600	65,892
Salton, Inc.*	2,900	6,670
		651,834
Instruments - Scientific — 0.7%
Angiodynamics, Inc.(a)*	1,700	35,207
Bovie Medical Corp.*	3,000	21,120
Bruker BioSciences Corp.*	21,438	150,280
Cepheid, Inc.(a)*	11,300	81,586
Cutera, Inc.*	1,800	47,862
ev3, Inc.(a)*	11,359	193,217
FEI Co.*	6,800	143,548
Greatbatch, Inc.*	4,400	99,528
Intermagnetics General Corp.*	7,597	205,499
Iridex Corp.*	1,000	8,750
IRIS International, Inc.*	2,600	29,900
Kyphon, Inc.*	9,300	348,006
Metrologic Instruments, Inc.(a)*	4,200	76,272
Microvision, Inc.*	4,130	5,906
Neogen Corp.*	1,200	25,992

	SHARES	VALUE
COMMON STOCKS (Continued)
Instruments - Scientific (Continued)
Neurometrix, Inc.*	1,800	$34,218
Occulogix, Inc.*	2,300	4,784
RAE Systems, Inc.(a)*	12,600	38,430
Signalife, Inc.(a)*	6,600	13,332
SurModics, Inc.*	3,700	129,944
Symmetry Medical, Inc.(a)*	5,000	75,450
Therma-Wave, Inc.*	6,500	7,735
Vital Images, Inc.*	2,000	63,160
X-Rite, Inc.	3,800	40,812
		1,880,538
Insurance — 2.7%
21st Century Holding Co.	1,000	18,460
21st Century Insurance Group	18,400	275,080
Affirmative Insurance Holdings, Inc.	500	7,325
Alfa Corp.(a)	16,895	291,777
American Equity Investment Life Holding Co.(a)	24,000	294,480
American Physicians Capital, Inc.*	1,300	62,894
AmerUs Group Co.	1,000	68,010
Argonaut Group, Inc.(a)*	6,200	192,386
Baldwin & Lyons, Inc. Class B(a)	1,300	31,486
Bristol West Holdings, Inc.(a)	5,400	78,570
Brooke Corp.	1,900	24,700
Citizens, Inc. CLass A*	10,658	61,923
CNA Surety Corp.*	8,200	165,640
Crawford & Co. CLass A	800	4,792
Crawford & Co. Class B	1,300	8,827
Delphi Financial Group, Inc. Class S(a)	7,125	284,145
Direct General Corp.	2,700	36,342
Donegal Group, Inc. Class A(a)	3,688	74,571
EMC Insurance Group, Inc.(a)	3,800	109,592
FBL Financial Group, Inc. Class A(a)	5,600	187,432
Financial Industries Corp.*	900	7,740
First Acceptance Corp.(a)*	18,600	213,714
FPIC Insurance Group, Inc.*	1,400	55,454
Great American Financial Resources, Inc.(a)	10,000	209,300
Harleysville Group, Inc.	5,800	202,942
Hilb, Rogal & Hamilton Co.	6,800	290,020
Horace Mann Educators Corp.	8,600	165,378
Infinity Property & Casualty Corp.(a)	4,300	176,859
KMG America Corp.*	4,550	33,442
LandAmerica Financial Group, Inc.(a)	2,800	184,212
Meadowbrook Insurance Group, Inc.*	8,300	93,458
Mercer Insurance Group, Inc.	1,100	28,424
Ohio Casualty Corp.	6,300	162,981
Penn Treaty American Corp.*	3,550	26,057
PMA Capital Corp. Class A(a)*	6,100	53,802
Presidential Life Corp.(a)	5,600	125,272
ProAssurance Corp.*	5,300	261,184
ProCentury Corp.	2,400	36,000
RLI Corp.	4,600	233,634
RTW, Inc.*	650	6,611
SCPIE Holdings, Inc.(a)*	300	7,062
Seabright Insurance Holdings*	8,600	120,142
Selective Insurance Group, Inc.	5,400	284,094
State Auto Financial Corp.	7,600	232,180
Stewart Information Services Corp.(a)	2,900	100,833
The Commerce Group, Inc.	2,800	84,140
The Midland Co.	200	8,664
The Navigators Group, Inc.*	3,600	172,836
The Phoenix Companies, Inc.(a)	18,100	253,400
Tower Group, Inc.(a)	4,700	156,745
Triad Guaranty, Inc.*	2,200	112,574
U.S.I. Holdings Corp.(a)*	1,600	21,680
Unico American Corp.*	1,700	17,595
United America Indemnity Ltd.*	1,396	31,368
United Fire & Casualty Co.(a)	5,100	159,630
Universal American Financial Corp.*	11,700	188,019
Vesta Insurance Group, Inc.*	6,900	62
Zenith National Insurance Corp.	750	29,918
		6,825,858
Internet Services — 3.0%
1-800-FLOWERS.COM, Inc. Class A(a)*	5,700	29,982
24/7 Real Media, Inc.(a)*	9,700	82,838
Access Integrated Technologies, Inc. Class A*	4,600	43,562
ActivIdentity Corp.*	9,100	42,770
Alloy, Inc.(a)*	2,325	27,458
Answerthink, Inc.*	9,400	25,286
Aptimus, Inc.*	500	3,500
Arbinet-thexchange, Inc.*	2,900	15,138
Ariba, Inc.*	17,950	134,445
Audible, Inc.*	4,700	34,122
Autobytel, Inc.*	10,750	31,497
Blue Coat Systems, Inc.(a)*	2,200	39,622
BroadVision, Inc.*	3,000	2,130
CACI International, Inc. Class A(a)*	4,400	242,044
CMGI, Inc.(a)*	9,100	9,646
CNET Networks, Inc.(a)*	20,100	192,558
Cogent Communications Group, Inc.*	10,900	126,331
Corillian Corp.*	9,000	24,660
CyberSource Corp.*	6,600	78,078
Digital River, Inc.*	6,100	311,832
Drugstore.com, Inc.(a)*	19,300	66,585
EarthLink, Inc.*	26,500	192,655
eCollege.Com(a)*	4,700	75,153
Entrust Technologies, Inc.*	15,450	53,457
Equinix, Inc.*	5,500	330,550
Globix Corp.*	17,500	81,375
GSI Commerce, Inc.*	8,100	120,204
Harris Interactive, Inc.(a)*	14,100	86,010
HealthStream, Inc.*	4,300	14,921
Hollywood Media Corp.*	6,200	24,242
i2 Technologies, Inc.*	3,900	73,047
iGATE Capital Corp.*	10,540	52,068
Internap Network Services Corp.(a)*	7,300	111,106
Internet Capital Group, Inc.(a)*	8,600	81,270
j2 Global Communications, Inc.(a)*	10,400	282,568
Jupitermedia Corp.*	6,500	56,290
Keynote Systems, Inc.*	2,850	30,011
Lionbridge Technologies, Inc.(a)*	11,000	83,930
Looksmart Ltd.*	4,300	12,642
MIVA, Inc.*	5,400	17,820
Move, Inc.*	29,500	144,845
Napster, Inc.*	100	427
Netflix, Inc.*	10,900	248,302
NetRatings, Inc.*	6,900	98,187
Network Engines, Inc.*	6,800	14,348
NIC, Inc.*	12,300	63,345
Overstock.com, Inc.*	3,500	61,355
PC-Tel, Inc.*	4,700	49,350
Perficient, Inc.(a)*	4,600	72,128
Priceline.com, Inc.*	8,400	309,036
Quovadx, Inc.*	4,000	10,440
Real Networks, Inc.*	33,100	351,191
Redback Networks, Inc.*	12,400	172,112
RightNow Technologies, Inc.(a)*	15,000	234,150
S1 Corp.(a)*	19,500	89,895

	SHARES	VALUE
COMMON STOCKS (Continued)
Internet Services (Continued)
SafeNet, Inc.*	4,672	$84,984
Selectica, Inc.*	3,600	8,748
SonicWALL, Inc.*	19,000	207,480
Stamps.com, Inc.(a)*	4,650	88,629
Stellent, Inc.	5,800	62,872
TheStreet.com, Inc.	5,500	58,520
Think Partnership, Inc.(a)*	5,000	9,850
Travelzoo, Inc.*	3,100	89,342
Tumbleweed Communications Corp.*	14,700	41,454
United Online, Inc.	31,650	385,497
ValueClick, Inc.*	16,000	296,640
Varsity Group, Inc.*	3,000	11,460
Vignette, Corp.(a)*	6,010	81,375
Vocus, Inc.*	2,700	42,606
WatchGuard Technologies, Inc.*	7,800	33,150
Web.com, Inc.*	2,600	10,816
WebEx Communications, Inc.(a)*	9,000	351,180
webMethods, Inc.*	26,900	205,785
Websense, Inc.(a)*	8,400	181,524
WebSideStory, Inc.(a)*	3,800	50,198
Zix Corp.*	5,500	3,410
		7,568,034
Leisure — 1.6%
Aldila, Inc.	1,000	15,450
Ambassadors Group, Inc.(a)	4,000	113,120
Ameristar Casinos, Inc.	11,100	240,981
Atari, Inc.*	23,000	13,340
Aztar Corp.*	6,300	333,963
Bally Technologies, Inc.*	10,900	191,840
Bally Total Fitness Holding Corp.*	8,700	13,137
Bluegreen Corp.(a)*	5,500	63,085
Carmike Cinemas, Inc.	1,800	30,924
Churchill Downs, Inc.(a)	1,000	42,060
Dover Downs Gaming & Entertainment, Inc.	2,700	32,805
Dover Motorsports, Inc.(a)	2,500	13,550
Escala Group, Inc.*	6,900	37,536
Escalade, Inc.	1,950	19,500
GameTech International, Inc.*	800	7,992
Gaming Partners International Corp.	1,300	25,012
Gaylord Entertainment Co.(a)*	4,322	189,520
Great Wolf Resorts, Inc.*	1,800	21,528
ILX Resorts, Inc.	900	8,235
Interstate Hotels & Resorts, Inc.*	7,500	80,850
Isle of Capri Casinos, Inc.(a)*	6,400	134,784
Johnson Outdoors, Inc. Class A*	1,000	17,290
K2, Inc.*	9,000	105,570
Lakes Entertainment, Inc.(a)*	3,600	34,776
Life Time Fitness, Inc.(a)*	6,700	310,143
Magna Entertainment Corp. Class A*	2,000	9,380
Marine Products Corp.(a)	7,200	69,984
Monarch Casino & Resort, Inc.*	3,000	58,170
MTR Gaming Group, Inc.(a)*	5,200	48,828
Multimedia Games, Inc.*	5,200	47,216
Nevada Gold & Casinos, Inc.*	2,000	9,660
Pinnacle Entertainment, Inc.(a)*	18,000	506,160
Progressive Gaming International Corp.(a)*	6,900	56,580
Red Lion Hotels Corp.*	4,200	45,192
Shuffle Master, Inc.*	6,262	169,137
Six Flags, Inc.*	21,800	114,014
Speedway Motorsports, Inc.(a)	3,400	123,794
Sunterra Corp.*	4,650	52,684
The Marcus Corp.(a)	3,500	80,395
Topps Co., Inc.(a)	8,000	71,680
Trump Entertainment Resorts, Inc.(a)*	55	933
Vail Resorts, Inc.*	8,200	328,164
WMS Industries, Inc.*	5,500	160,655
		4,049,617
Machinery — 1.7%
Alamo Group, Inc.	2,000	45,480
Albany International Corp. Class A	5,300	168,646
Applied Industrial Technologies, Inc.	8,925	217,770
Astec Industries, Inc.(a)*	4,000	101,000
Baldor Electric Co.(a)	5,900	181,897
CARBO Ceramics, Inc.(a)	4,050	145,921
Cascade Corp.	1,700	77,605
Cherokee International Corp.*	3,500	12,250
Columbus McKinnon Corp.*	3,900	70,317
Dril-Quip, Inc.(a)*	3,500	236,880
Flotek Industries, Inc.*	1,600	24,656
Flow International Corp.(a)*	8,000	103,760
FSI International, Inc.*	6,300	36,225
Gardner Denver, Inc.*	9,600	317,568
Gehl Co.(a)*	2,400	64,272
Gerber Scientific, Inc.*	4,000	59,920
Global Power Equipment Group, Inc.*	11,450	24,389
Gulf Islands Fabrication, Inc.	2,600	67,834
Hardinge, Inc.	1,100	14,630
Intevac, Inc.*	6,783	113,954
Kadant, Inc.*	1,800	44,208
Kennametal, Inc.	300	16,995
Kulicke and Soffa Industries, Inc.*	9,800	86,632
Lindsay Manufacturing Co.	1,500	43,125
Lone Star Technologies, Inc.*	6,200	299,956
Lufkin Industries, Inc.	1,900	100,548
Milacron, Inc.*	7,986	7,028
Powell Industries, Inc.(a)*	1,200	26,556
Presstek, Inc.(a)*	6,300	33,957
Regal-Beloit Corp.	6,100	265,350
Robbins & Myers, Inc.	2,200	68,024
Rofin-Sinar Technologies, Inc.*	2,600	158,002
SatCon Technology Corp.*	6,900	6,969
Sauer-Danfoss, Inc.(a)	8,900	213,422
Semitool, Inc.*	6,400	66,176
Tecumseh Products Co. Class A(a)*	2,100	31,941
Tennant Co.	3,500	85,190
The Middleby Corp.*	1,500	115,590
TurboChef Technologies, Inc.(a)*	4,800	66,720
Twin Disc, Inc.	1,100	35,904
Universal Compression Holdings, Inc.*	5,700	304,665
Woodward Governor Co.	6,300	211,302
		4,373,234
Manufacturing — 1.5%
AptarGroup, Inc.	1,800	91,584
Ballantyne of Omaha, Inc.*	2,500	10,975
Blount International, Inc.*	9,100	91,182
Bolt Technology Corp.*	1,000	13,390
Briggs & Stratton Corp.(a)	5,200	143,260
Charles & Colvard Ltd.	4,337	49,355
CLARCOR, Inc.(a)	10,300	314,047
Cognex Corp.	8,800	222,288
Core Molding Technologies ,Inc.*	1,200	8,280
Cycle Country Accessories Corp.*	1,000	2,000
EFJ, Inc.(a)*	8,900	66,038
Encore Wire Corp.(a)*	4,400	155,276
Fedders Corp.*	6,600	8,250
Friedman Industries	700	5,845
Hawk Corp. Class A*	900	11,610

	SHARES	VALUE
COMMON STOCKS (Continued)
Manufacturing (Continued)
Jacuzzi Brands, Inc.*	30,900	$308,691
JAKKS Pacific, Inc.(a)*	5,500	98,065
Lakeland Industries, Inc.(a)*	440	5,350
Lennox International, Inc.	11,100	254,190
MFRI, Inc.*	1,000	14,800
Nanophase Technologies Corp.*	3,200	19,296
Nordson Corp.	6,900	275,034
Portec Rail Products, Inc.	900	8,640
Quanex Corp.	7,125	216,244
Quixote Corp.	900	16,038
Rotonics Manufacturing ,Inc.*	2,400	7,056
Smith & Wesson Holding Corp.(a)*	7,400	102,712
SonoSite, Inc.*	2,400	68,160
Steinway Musical Instruments, Inc.*	900	25,200
Sun Hydraulics Corp.(a)	2,800	57,428
Superior Essex, Inc.(a)*	3,284	112,477
The Gorman-Rupp Co.	2,000	65,400
TTM Technologies, Inc.*	21,600	252,720
Varian, Inc.*	6,300	288,981
Wabtec Corp.	20,100	545,313
		3,935,175
Metals & Mining — 1.4%
A.M. Castle & Co.	2,600	69,784
Aleris International, Inc.*	5,811	293,688
Alpha Natural Resources, Inc.*	6,300	99,288
AMCOL International Corp.	5,900	146,969
Brush Engineered Materials, Inc.(a)*	5,600	139,272
Century Aluminum Co.*	6,500	218,725
CIRCOR International, Inc.(a)	3,400	103,870
Cleveland-Cliffs, Inc.	7,200	274,392
Coeur d’Alene Mines Corp.(a)*	55,900	263,289
Compass Minerals International, Inc.(a)	6,300	178,353
Empire Resources ,Inc.(a)	1,300	11,440
Gibraltar Industries, Inc.	6,000	133,080
Hecla Mining Co.(a)*	23,700	136,038
Kaydon Corp.	5,100	188,802
Liquidmetal Technologies, Inc.*	500	850
Metal Management, Inc.	10,100	281,184
Mines Management, Inc.(a)*	2,000	11,200
Mueller Industries, Inc.	7,800	274,326
NN, Inc.(a)	3,000	35,490
Royal Gold, Inc.	4,400	119,372
RTI International Metals, Inc.(a)*	4,200	183,036
Stillwater Mining Co.(a)*	17,300	145,320
USEC, Inc.	17,300	166,772
Westmoreland Coal Co.*	1,000	19,670
Wolverine Tube, Inc.*	2,500	7,575
		3,501,785
Multimedia — 0.4%
Emmis Communications Corp. Class A*	9,900	121,275
Gemstar-TV Guide International, Inc.*	107,364	356,449
Image Entertainment, Inc.*	3,800	13,224
LodgeNet Entertainment Corp.*	6,600	124,608
Macrovision Corp.(a)*	10,900	258,221
Martha Stewart Living Omnimedia, Inc. Class A	4,500	79,920
Media General, Inc. Class A	4,500	169,740
Pegasus Communications Corp.*	1,000	1,990
Triple Crown Media, Inc.*	730	5,314
Young Broadcasting, Inc. Class A*	3,800	8,740
		1,139,481
Office Equipment — 0.3%
Global Imaging Systems, Inc.*	10,900	240,563
IKON Office Solutions, Inc.(a)	28,000	376,320
Marlin Business Services, Inc.*	1,600	33,440
TRM Corp.(a)*	2,550	5,686
		656,009
Office Furnishings & Supplies — 0.3%
Aaron Rents, Inc.(a)	8,400	193,032
Acco Brands Corp.*	1,300	28,938
Ennis Business Forms, Inc.	5,200	112,580
Interface, Inc.*	10,077	129,792
Knoll, Inc.	8,400	169,680
Standard Register Co.	4,600	60,720
		694,742
Oil & Gas — 4.2%
Abraxas Petroleum Corp.*	8,400	25,704
Allis-Chalmers Energy, Inc.(a)*	4,800	70,272
American Oil & Gas, Inc.(a)*	6,800	34,816
Aquila, Inc.*	74,100	320,853
Arena Resources, Inc.(a)*	3,100	99,572
Atlas America, Inc.*	4,893	208,833
Atmos Energy Corp.	500	14,275
ATP Oil & Gas Corp.*	5,900	217,946
Atwood Oceanics, Inc.*	6,200	278,814
Berry Petroleum Co. Class A	8,900	250,624
Boots & Coots International Well Control, Inc.*	11,100	17,982
Brigham Exploration Co.*	8,700	58,899
Callon Petroleum Co.*	3,700	50,172
Carrizo Oil & Gas, Inc.(a)*	4,600	118,634
Cheniere Energy, Inc.(a)*	6,400	190,144
Clayton Williams Energy, Inc.*	2,100	63,630
Comstock Resources, Inc.*	8,300	225,345
Contango Oil & Gas Co.*	2,500	29,575
Dawson Geophysical Co.*	1,100	32,670
Delta Natural Gas, Inc.	200	5,010
Delta Petroleum Corp.(a)*	10,380	233,758
Dune Energy, Inc.*	11,800	17,110
Edge Petroleum Corp.*	3,100	51,057
Encore Aquisition Co.(a)*	10,550	256,787
Endeavor International Corp.*	31,350	84,018
Energy Partners Ltd.*	6,800	167,620
Energy West, Inc.	200	2,200
EnergySouth, Inc.(a)	900	30,375
ENGlobal Corp.*	10,800	66,852
FX Energy, Inc.*	8,650	44,115
Gasco Energy, Inc.*	16,000	43,200
Giant Industries, Inc.*	2,600	211,120
Goodrich Petroleum Corp.(a)*	4,500	135,540
Grey Wolf, Inc.(a)*	40,800	272,544
Gulfport Energy Corp.(a)*	6,100	70,699
Hanover Compressor Co.*	20,000	364,400
Harvest Natural Resources, Inc.*	7,500	77,625
Hornbeck Offshore Services, Inc.*	5,800	194,300
Houston Exploration Co.*	4,900	270,235
Hydril Co.*	3,100	173,786
Infinity, Inc.(a)*	2,300	9,131
Key Energy Services, Inc.*	14,400	195,840
Markwest Hydrocarbon, Inc.(a)	2,410	67,480
Matrix Service Co.*	7,400	96,866
McMoRan Exploration Co.*	5,700	101,118
Metretek Technologies, Inc.(a)*	2,400	28,656
Mitcham Industries, Inc.*	1,800	19,026
NATCO Group, Inc. Class A(a)*	3,200	92,160
Natural Gas Services Group(a)*	1,000	12,900

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
New Jersey Resources Corp.(a)	5,250	$258,825
Newpark Resources, Inc.(a)*	17,700	94,341
Oceaneering International, Inc.*	10,600	326,480
Oil States International, Inc.(a)*	8,900	244,750
OMNI Energy Services Corp.*	2,800	21,224
Parallel Petroleum Corp.*	6,800	136,408
Parker Drilling Co.*	19,600	138,768
Penn Virginia Corp.	3,100	196,571
Petrohawk Energy Corp.*	32,456	336,893
Petroleum Development Corp.*	2,800	111,692
PetroQuest Energy, Inc.*	10,000	104,300
Piedmont Natural Gas Co., Inc.	2,600	65,806
Pioneer Drilling Co.*	10,400	146,536
Quest Resource Corp.*	3,800	33,744
RGC Resources, Inc.	200	5,180
RPC, Inc.(a)	31,900	584,408
SEACOR Holdings, Inc.*	3,273	270,022
SEMCO Energy, Inc.*	6,700	37,788
South Jersey Industries, Inc.(a)	5,400	161,514
St. Mary Land & Exploration Co.	2,500	91,775
Stone Energy Corp.*	4,537	183,658
SulphCo, Inc.*	13,800	85,698
Swift Energy Co.*	4,800	200,736
The Meridian Resource Corp.*	17,400	53,244
Transmeridian Exploration, Inc.*	42,400	167,480
Tri-Valley Corp.*	4,600	33,258
Trico Marine Services, Inc.*	2,600	87,750
VAALCO Energy, Inc.*	22,100	158,678
W-H Energy Services, Inc.*	5,700	236,379
Warren Resources, Inc.(a)*	6,500	79,170
Warrior Energy Service Corp.*	1,900	48,925
Whiting Petroleum Corp.*	6,800	272,680
		10,678,969
Paper & Related Products — 0.0%
Bowater, Inc.(a)	3,700	76,109
Potlatch Corp.	435	16,139
		92,248
Personal Care — 0.2%
Chattem, Inc.*	3,400	119,408
Elizabeth Arden, Inc.*	5,100	82,416
Nature’s Sunshine Products, Inc.	2,700	28,215
Nu Skin Enterprises, Inc. Class A	14,700	257,544
Revlon, Inc. Class A*	76,007	85,888
		573,471
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.(a)*	800	38,816
Concord Camera Corp.*	2,700	1,350
		40,166
Printing — 0.3%
Cenveo, Inc.(a)*	21,400	402,748
Consolidated Graphics, Inc.*	2,200	132,374
Valassis Communications, Inc.*	9,100	160,615
		695,737
Publishing — 0.6%
Cadmus Communications Corp.	1,000	14,940
Document Security Systems, Inc.(a)*	2,400	23,688
Journal Register Co.	13,200	74,844
Marvel Entertainment, Inc.*	16,500	398,310
Playboy Enterprises, Inc. Class B(a)*	4,900	46,109
PRIMEDIA, Inc.*	49,800	75,696
ProQuest Co.*	5,100	66,402
Scholastic Corp.*	9,500	295,925
Sun-Times Media Group, Inc. Class A	25,000	164,500
The Reader’s Digest Association, Inc.(a)	19,300	250,128
		1,410,542
Real Estate — 0.3%
Avatar Holdings, Inc.*	500	29,530
California Coastal Communities, Inc.*	1,800	37,008
Consolidated-Tomoka Land Co.	1,100	70,587
Corrections Corp. of America*	1,350	58,387
Lodgian, Inc.*	7,500	99,600
Tejon Ranch Co.(a)*	3,300	140,019
Trammell Crow Co.*	7,200	262,872
United Capital Corp.*	1,250	33,363
ZipRealty, Inc.*	700	5,152
		736,518
Restaurants — 1.9%
AFC Enterprises, Inc.(a)*	5,600	80,864
Applebee’s International, Inc.	13,375	287,696
Benihana, Inc. Class A*	2,300	66,700
BJ’s Restaurants, Inc.(a)*	4,800	105,648
Bob Evans Farms, Inc.(a)	6,900	208,932
Buca, Inc.*	4,300	22,661
California Pizza Kitchen, Inc.*	3,900	116,727
CBRL Group, Inc.	6,200	250,666
CEC Entertainment, Inc.*	6,650	209,542
Champps Entertainment, Inc.*	2,200	13,376
CKE Restaurants, Inc.	12,600	210,672
Domino’s Pizza, Inc.	12,400	318,060
Famous Dave’s of America, Inc.*	2,145	32,604
IHOP Corp.	3,200	148,320
Jack in the Box, Inc.*	6,800	354,824
Krispy Kreme Doughnuts, Inc.*	13,000	105,300
Landry’s Seafood Restaurants, Inc.	4,400	132,660
Lone Star Steakhouse & Saloon, Inc.	3,300	91,641
Luby’s, Inc.*	5,200	51,324
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,800	62,972
O’ Charley’s, Inc.*	4,200	79,674
P.F. Chang’s China Bistro, Inc.(a)*	9,600	333,216
Papa John’s International, Inc.(a)*	6,700	241,937
RARE Hospitality International, Inc.*	6,109	186,691
Red Robin Gourmet Burgers, Inc.*	3,300	152,163
Rubio’s Restaurants, Inc.*	1,700	15,011
Ruby Tuesday, Inc.	11,800	332,642
Ryan’s Restaurant Group, Inc.*	7,600	120,612
Sonic Corp.*	11,475	259,450
Texas Roadhouse, Inc. Class A*	3,300	40,524
The Steak n Shake Co.(a)*	5,300	89,517
		4,722,626
Retail - Food — 0.4%
Calavo Growers, Inc.	1,000	9,330
Ingles Markets, Inc.	2,600	68,588
Pathmark Stores, Inc.*	9,500	94,525
Ruddick Corp.	9,500	247,285
Smart & Final, Inc.(a)*	9,400	160,458
The Great Atlantic & Pacific Tea Co., Inc.(a)	7,800	187,824
Weis Markets, Inc.	5,400	214,920
Wild Oats Markets, Inc.(a)*	5,400	87,318
		1,070,248
Retail - General — 0.7%
99 Cents Only Stores(a)*	14,300	169,169
Big Lots, Inc.(a)*	22,800	451,668
Casey’s General Stores, Inc.	10,074	224,348
dELiA*s, Inc.(a)*	5,186	39,932

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - General (Continued)
Duckwall-ALCO Stores, Inc.*	200	$7,444
Fred’s, Inc.	7,487	94,486
Kirklands, Inc.*	3,500	17,115
Longs Drug Stores Corp.	6,000	276,060
PriceSmart, Inc.*	6,250	94,375
RedEnvelope, Inc.*	1,100	9,405
Retail Ventures, Inc.*	9,000	138,690
The Pantry, Inc.*	4,100	231,117
		1,753,809
Retail - Specialty — 4.8%
A.C. Moore Arts & Crafts, Inc.(a)*	4,000	76,120
Aeropostale, Inc.*	10,850	317,145
America’s Car-Mart, Inc.(a)*	2,350	38,658
American Greetings Corp. Class A(a)	11,200	258,944
Bakers Footwear Group, Inc.*	400	5,276
bebe stores, inc.	18,300	453,474
Big 5 Sporting Goods Corp.	4,800	109,440
Blair Corp.	752	19,402
Blockbuster, Inc. Class A*	24,900	95,616
Blockbuster, Inc. Class B*	14,400	50,832
Books-A-Million, Inc.(a)	3,300	58,905
Borders Group, Inc.	12,900	263,160
Brown Shoe Co., Inc.*	5,300	189,952
Cabela’s, Inc. Class A*	13,000	282,490
Cache, Inc.*	2,800	50,092
Callaway Golf Co.	15,200	199,272
Casual Male Retail Group, Inc.(a)*	7,400	101,602
Charlotte Russe Holding, Inc.*	4,400	121,176
Children’s Place Retail Stores, Inc.(a)*	4,800	307,344
Christopher & Banks Corp.	7,637	225,139
Collegiate Pacific, Inc.	4,400	43,032
Conn’s, Inc.*	4,400	91,828
Cost Plus, Inc.*	3,697	44,253
Deb Shops, Inc.(a)	1,900	48,716
Design Within Reach, Inc.*	2,300	13,984
DSW, Inc. Class A*	3,200	89,568
Finlay Enterprises, Inc.*	1,200	7,920
First Cash Financial Services, Inc.*	6,200	127,658
Footstar, Inc.*	1,400	7,210
Friedman’s, Inc. Class A(b)	1,600	—
Gander Mountain Co.*	2,600	18,096
Genesco, Inc.*	3,900	134,433
Golf Galaxy, Inc.*	1,650	21,450
Gottschalks, Inc.*	1,800	16,182
Group 1 Automotive, Inc.	4,900	244,510
GTSI Corp.*	2,500	21,050
Guitar Center, Inc.*	5,500	245,740
Hancock Fabrics, Inc.*	3,000	8,610
Haverty Furniture Cos., Inc.(a)	4,200	66,990
Hibbett Sporting Goods, Inc.(a)*	7,150	187,187
Hot Topic, Inc.*	8,175	91,069
Jo-Ann Stores, Inc.(a)*	5,100	85,272
Jos. A. Bank Clothiers, Inc.(a)*	3,475	104,111
K-Swiss, Inc. Class A	4,700	141,282
Kenneth Cole Productions, Inc. Class A	2,300	56,051
La-Z-Boy, Inc.	9,900	138,204
Lenox Group, Inc.*	3,700	22,385
MarineMax, Inc.(a)*	3,300	83,985
Mothers Work, Inc.(a)*	400	19,248
Movado Group, Inc.	4,400	111,848
Movie Gallery, Inc.(a)*	10,146	19,886
NBTY, Inc.*	12,800	374,656
Nutri/System, Inc.(a)*	6,200	386,198
Pacific Sunwear of California, Inc.(a)*	6,675	100,659
Payless ShoeSource, Inc.(a)*	13,300	331,170
PC Connection, Inc.*	5,000	57,750
PC Mall, Inc.*	2,200	15,818
Pep Boys - Manny, Moe & Jack	9,900	127,215
PETCO Animal Supplies, Inc.*	13,500	386,640
Pier 1 Imports, Inc.(a)	16,400	121,688
R.G. Barry Corp.*	1,900	12,540
RC2 Corp.*	4,400	147,532
Regis Corp.	3,900	139,815
Rex Stores Corp.*	1,575	22,208
Rocky Brands, Inc.*	1,000	11,970
School Specialty, Inc.*	4,400	155,276
Select Comfort Corp.(a)*	10,750	235,210
Sharper Image Corp.(a)*	2,400	24,720
Shoe Carnival, Inc.*	1,900	47,918
Sonic Automotive, Inc. Class A(a)	5,700	131,613
Sotheby’s Holdings, Inc. Class A	21,400	689,936
Stage Stores, Inc.	6,200	181,908
Stein Mart, Inc.	8,630	131,262
Systemax, Inc.*	6,600	105,732
Tandy Leather Factory, Inc.*	1,200	7,608
The Bombay Co., Inc.*	6,300	8,631
The Bon-Ton Stores, Inc.(a)	2,600	77,324
The Boyds Collection Ltd.*	167	1,670
The Boyds Collection Ltd.(b)*	10,600	5,300
The Buckle, Inc.	3,900	147,966
The Cato Corp. Class A	6,100	133,651
The Dress Barn, Inc.*	12,000	261,840
The Gymboree Corp.*	6,600	278,388
The Men’s Wearhouse, Inc.(a)	7,500	279,075
The Nautilus Group, Inc.(a)	16,200	222,750
The Talbots, Inc.(a)	9,500	258,875
Transport World Entertainment Corp.*	5,400	32,724
Tuesday Morning Corp.	7,400	102,712
Tween Brands, Inc.*	6,200	233,120
Tweeter Home Entertainment Group, Inc.*	4,200	19,152
United Retail Group, Inc.*	2,200	40,216
West Marine, Inc.(a)*	4,300	60,200
Wet Seal, Inc.*	30,275	185,888
Wilsons The Leather Experts, Inc.*	9,950	26,368
Zale Corp.*	9,200	255,208
		12,113,897
Steel — 1.0%
AK Steel Holding Corp.(a)*	22,000	267,080
Chaparral Steel Co.	8,000	272,480
Material Sciences Corp.*	1,900	18,924
Maverick Tube Corp.(a)*	8,100	525,123
NS Group, Inc.*	4,200	271,110
Olympic Steel, Inc.	1,200	29,832
Omega Flex, Inc.*	1,500	30,510
Oregon Steel Mills, Inc.*	6,400	312,768
Ryerson Tull, Inc.(a)	9,299	203,555
Schnitzer Steel Industries, Inc. Class A	4,750	149,815
Shiloh Industries, Inc.*	2,500	33,700
Steel Technologies, Inc.	1,900	37,297
Valmont Industries, Inc.	5,000	261,250
Worthington Industries, Inc.(a)	15,300	261,018
		2,674,462
Telecommunications — 2.7%
ADTRAN, Inc.	6,900	164,496
Alaska Communications Systems Group, Inc.(a)	8,600	114,122
Anaren Microwave, Inc.*	2,900	61,103
APAC Telecommunications Corp.*	9,900	26,235

	SHARES	VALUE
COMMON STOCKS (Continued)
Telecommunications (Continued)
Aware, Inc.*	4,900	$27,734
Axesstel, Inc.*	4,200	6,846
Boston Communications Group, Inc.*	3,200	6,496
C-Cor.net Corp.(a)*	10,100	86,658
CallWave, Inc.*	3,300	8,778
Carrier Access Corp.*	7,100	50,410
CellStar Corp.*	2,300	7,337
Centennial Communications Corp. Class A	20,048	106,856
Ciena Corp.*	6,414	174,781
Cincinnati Bell, Inc.*	128,000	616,960
Commonwealth Telephone Enterprises, Inc.	3,800	156,674
CommScope, Inc.*	10,400	341,744
Comtech Telecommunications Corp.(a)*	4,325	144,801
Consolidated Communications Holdings, Inc.	5,100	95,421
CT Communications, Inc.	4,126	89,617
D&E Communications, Inc.	2,900	36,569
Ditech Networks, Inc.*	6,000	46,260
Dobson Communications Corp. Class A*	31,600	221,832
EMS Technologies, Inc.(a)*	2,600	48,828
Eschelon Telecom, Inc.(a)*	1,300	22,087
Essex Corp.*	3,400	59,160
FairPoint Communications, Inc.	300	5,220
FiberTower Corp.(a)*	29,600	279,720
General Communication, Inc. Class A(a)*	10,800	133,812
Glenayre Technologies, Inc.*	17,650	38,830
GlobeTel Communications Corp.*	15,500	8,060
GulfMark Offshore, Inc.*	3,800	120,992
Harmonic, Inc.*	15,700	115,395
Hickory Tech Corp.	1,900	13,300
iBasis, Inc.*	7,000	57,960
IDT Corp.(a)*	1,900	26,866
IDT Corp. Class B(a)*	14,100	203,322
InfoSpace, Inc.*	6,000	110,640
InterDigital Communication Corp.(a)*	11,000	375,100
Knology, Inc.*	5,500	54,560
LCC International, Inc. Class A*	5,100	18,615
Lightbridge, Inc.*	5,400	63,288
Metro One Telecommunications, Inc.*	1,025	2,686
MRV Communications, Inc.(a)*	37,600	103,776
NMS Communications Corp.*	9,600	27,792
Novatel Wireless, Inc.(a)*	6,200	59,706
Outdoor Channel Holdings, Inc.(a)*	5,300	57,717
ParkerVision, Inc.*	4,400	31,988
Path 1 Network Technologies, Inc.*	600	366
Plantronics, Inc.(a)	6,600	115,698
Powerwave Technologies, Inc.*	20,515	155,914
Preformed Line Products Co.	850	30,379
Premiere Global Services, Inc.(a)*	13,700	118,916
Price Communications Corp.*	11,225	216,642
Primus Telecommunications Group, Inc.*	13,500	6,615
Radyne Corp.*	4,200	51,408
RCN Corp.*	7,700	217,910
RELM Wireless Corp.*	2,400	18,744
RF Micro Devices, Inc.*	37,800	286,524
Rural Cellular Corp. Class A*	5,700	54,891
Spherix, Inc.*	1,400	1,876
SunCom Wireless Holdings, Inc. Class A*	23,200	22,272
SureWest Communications(a)	1,908	37,149
Sycamore Networks, Inc.*	55,700	210,546
SymmetriCom, Inc.(a)*	9,284	74,922
Talk America Holdings, Inc.(a)*	5,166	49,077
Telular Corp.*	2,100	4,557
Time Warner Telecom, Inc. Class A(a)*	19,700	374,497
Tollgrade Communications, Inc.*	2,200	19,690
US LEC Corp. Class A*	6,100	42,029
USA Mobility, Inc.	3,000	68,520
Westell Technologies, Inc. Class A*	10,500	21,945
Wireless Facilities, Inc.(a)*	13,500	28,890
Wireless Telecom Group, Inc.	4,600	10,488
		6,871,615
Textile & Apparel — 1.6%
Ashworth, Inc.*	2,900	19,865
Carter’s, Inc.*	8,000	211,120
Charming Shoppes, Inc.(a)*	25,400	362,712
Cherokee, Inc.(a)	700	25,627
Columbia Sportswear Co.(a)*	750	41,872
Culp, Inc.*	1,500	8,325
Cutter & Buck, Inc.	1,300	12,571
Delta Apparel, Inc.	1,100	21,461
DHB Industries, Inc.*	12,100	33,275
G & K Services, Inc. Class A(a)	4,200	153,006
G-III Apparel Group Ltd.*	2,300	25,783
Guess?, Inc.(a)*	8,400	407,652
Hartmarx Corp.(a)*	6,900	46,713
Iconix Brand Group, Inc.*	9,900	159,390
Kellwood Co.	5,600	161,448
Maidenform Brands, Inc.*	5,600	108,080
Oakley, Inc.(a)	13,800	235,290
Oxford Industries, Inc.	2,800	120,148
Perry Ellis International, Inc.*	1,000	30,880
Phillips-Van Heusen Corp.	7,800	325,806
Phoenix Footwear Group, Inc.*	800	3,736
Quiksilver, Inc.(a)*	36,900	448,335
Skechers U.S.A., Inc. Class A*	4,700	110,497
Steven Madden Ltd.	3,900	153,036
Stride Rite Corp.(a)	6,500	90,740
Superior Uniform Group, Inc.	1,100	13,651
Tag-It Pacific, Inc.*	2,600	2,496
Tandy Brands Accessories, Inc.	1,300	13,819
Tarrant Apparel Group(a)*	5,200	7,176
The Dixie Group, Inc.*	2,300	34,316
The Finish Line, Inc. Class A	7,700	97,174
The Warnaco Group, Inc.(a)*	8,800	170,192
True Religion Apparel, Inc.*	4,000	84,440
Unifi, Inc.*	9,400	22,560
Wolverine World Wide, Inc.	11,200	317,072
		4,080,264
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	13,500	135,810

Tobacco — 0.0%
Alliance One International, Inc.*	21,200	86,920

Tools-Hand Held — 0.1%
Toro Co.	6,400	269,888

Transportation — 1.8%
ABX Air, Inc.*	11,700	65,754
AirNet Systems, Inc.*	700	2,429
Alexander & Baldwin, Inc.	2,500	110,925
Arkansas Best Corp.	5,300	228,059
Bristow Group, Inc.*	4,000	137,600
Celadon Group, Inc.*	4,500	74,880
Covenant Transport, Inc. Class A*	1,500	18,315
Dynamex, Inc.(a)*	2,300	47,725
EGL, Inc.*	9,900	360,756
Forward Air Corp.	5,850	193,576
Frozen Food Express Industries, Inc.*	5,100	38,709

	SHARES	VALUE
COMMON STOCKS (Continued)
Transportation (Continued)
GATX Corp.	6,000	$248,220
Genesee & Wyoming, Inc. Class A*	7,525	174,730
Greenbrier Companies, Inc.	2,900	84,129
Heartland Express, Inc.	18,724	293,592
Hub Group, Inc. Class A*	8,000	182,240
Interpool, Inc.(a)	7,700	172,942
Kansas City Southern Industries, Inc.*	11,315	309,013
Kirby Corp.(a)*	10,000	313,300
Knight Transportation, Inc.(a)	18,000	305,100
Maritrans, Inc.(a)	2,100	76,860
Marten Transport Ltd.(a)*	4,300	73,487
Old Dominion Freight Line, Inc.*	7,852	235,796
P.A.M. Transportation Services, Inc.*	1,400	35,084
PHI, Inc.(a)*	2,300	70,081
Quality Distribution, Inc.(a)*	3,600	52,992
RailAmerica, Inc.(a)*	7,800	85,176
Saia, Inc.*	2,100	68,460
Stonepath Group, Inc.*	3,500	665
Swift Transportation Co., Inc.*	680	16,130
TAL International Group, Inc.	1,100	23,331
Universal Truckload Services, Inc.*	3,300	85,701
USA Truck, Inc.*	1,900	36,195
Werner Enterprises, Inc.(a)	14,975	280,182
		4,502,134
Utilities — 1.9%
Artesian Resources Corp. Class A	300	5,643
Avista Corp.	11,100	262,848
BIW Ltd.	200	3,210
Black Hills Corp.	6,200	208,382
California Water Service Group(a)	3,100	114,483
Cascade Natural Gas Corp.	1,500	39,135
Central Vermont Public Service Corp.	2,500	55,275
CH Energy Group, Inc.(a)	2,700	138,969
Chesapeake Utilities Corp.	600	18,030
Cleco Corp.	11,300	285,212
Connecticut Water Service, Inc.	1,900	41,952
Dynegy, Inc. Class A*	400	2,216
El Paso Electric Co.(a)*	10,200	227,868
Empire District Electric Co.	6,300	140,994
FuelCell Energy, Inc.*	11,200	85,232
Green Mountain Power Corp.	800	26,696
IDACORP, Inc.	8,000	302,480
MGE Energy, Inc.(a)	3,400	110,092
Middlesex Water Co.	2,299	44,210
Northwest Natural Gas Co.(a)	14,000	549,920
NorthWestern Corp.	6,400	223,872
Otter Tail Power Co.(a)	5,914	172,925
Peoples Energy Corp.(a)	7,200	292,680
PNM Resources, Inc.	6,150	169,555
SJW Corp.(a)	3,300	98,703
Southwest Gas Corp.	7,800	259,896
Southwest Water Co.(a)	3,608	44,126
The Laclede Group, Inc.	4,500	144,360
UIL Holdings Corp.	4,166	156,225
Unisource Energy Corp.(a)	6,200	206,646
Unitil Corp.	500	12,150
WGL Holdings, Inc.(a)	8,900	278,926
WPS Resources Corp.	1,200	59,556
		4,782,467
Waste Management — 0.3%
American Ecology Corp.(a)	3,766	74,341
Casella Waste Systems, Inc. Class A*	4,800	49,632
Clean Harbors, Inc.*	4,100	178,555
Darling International, Inc.*	16,200	67,878
Rentech, Inc.*	43,300	200,479
Synagro Technologies, Inc.(a)	16,400	69,208
Waste Connections, Inc.*	4,650	176,281
Waste Industries USA ,Inc.	2,800	75,684
		892,058
TOTAL COMMON STOCKS (Identified Cost $212,270,489)		$252,590,719

WARRANTS — 0.0%
Health Care - Products — 0.0%
Caliper Life Sciences, Inc., Expires 6/11/15*	404	525
TOTAL WARRANTS (Identified Cost $433)		$525
SHORT-TERM INVESTMENTS — 0.5%
Investment Company Securities — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,341,057	1,341,057
		1,341,058

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,341,058)		$1,341,058
Total Investments — 100.0% (Identified Cost $213,611,980) #		253,932,302
Liabilities, Less Cash and Other Assets — 0.0%		(56,227)
Net Assets — 100.0%		$253,876,075

(a)          A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $73,140,467 and the collateral received consisted of cash in the amount of $75,162,189.

(b)         Bankrupt security/delisted.

*                 Non-income producing security.

#                 At September 30, 2006 the aggregate cost of investment securities for income tax purposes was $213,611,980. Net unrealized appreciation aggregated $40,320,322 of which $62,245,928 related to appreciated investment securities and $21,925,606 related to depreciated investment securities.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.3%
Australia — 4.1%
Amcor Ltd.	162,358	$900,095
APN News & Media Ltd.	48,103	182,332
Australand Property Group	133,349	181,086
AWB Ltd.	69,525	169,635
AXA Asia Pacific Holdings Ltd.	216,978	1,052,338
BHP Steel Ltd. (a)	134,200	648,864
Boral Ltd.	119,492	644,619
Brickworks Ltd.	12,302	107,396
Challenger Financial Services Group Ltd.	33,100	85,701
Commonwealth Bank of Australia	138,786	4,737,662
CSR Ltd.	104,850	233,137
DCA Group Ltd. (a)	55,770	142,732
Downer EDI Ltd.	57,371	256,845
Foster’s Group Ltd.	232,128	1,115,421
Futuris Corp. Ltd.	51,209	77,565
Iluka Resources Ltd.	35,028	185,828
Insurance Australia Group Ltd.	109,355	430,823
John Fairfax Holdings Ltd.	181,331	570,966
Lend Lease Corp. Ltd.	1,791	21,410
Mayne Nickless Ltd.	131,618	335,868
Mayne Pharma Ltd.	128,417	411,061
Mirvac Group	168,043	594,326
National Australia Bank Ltd.	279,892	7,664,480
OneSteel Ltd.	111,535	349,531
Origin Energy Ltd.	104,961	522,372
Pacific Brands Ltd.	29,288	55,288
PaperlinX Ltd.	21,204	60,913
Promina Group Ltd.	138,645	613,458
Publishing & Broadcasting Ltd.	10,737	149,333
Qantas Airways Ltd.	532,585	1,553,788
QBE Insurance Group Ltd.	11,495	210,136
Santos Ltd.	77,660	648,416
Seven Network Ltd.	8,427	55,396
St. George Bank Ltd.	12,030	271,440
TABCORP Holdings Ltd.	70,454	821,660
Washington H Soul Pattinson & Co., Ltd.	11,161	69,370
		26,131,291
Austria — 0.4%
Boehler-Uddeholm AG	3,212	180,763
Flughafen Wien AG	630	52,199
OMV AG	9,580	496,599
Voest-Alpine Stahl AG	23,600	975,151
Wienerberger AG	17,203	812,748
		2,517,460
Belgium — 0.7%
Ackermans & van Haaren NV	937	67,520
Banque Nationale de Belgique (BNB)	30	123,693
Bekaert NV	3,700	364,490
Cofinimmo	248	47,036
Cumerio	5,444	113,820
Cumerio-VVPR *	210	21
Delhaize Group	7,329	615,989
Dexia	23,881	618,960
Fortis	17,855	725,083
InBev NV	6,961	383,445
S.A. D’Ieteren NV	154	51,422
Solvay SA	1,349	174,564
Tessenderlo Chemie NV	2,800	106,353
Umicore *	210	19
Union Miniere SA	6,225	921,621
		4,314,036
Bermuda — 0.1%
Great Eagle Holdings Ltd.	22,400	81,647
Kerry Properties Ltd.	110,703	402,086
		483,733
Canada — 3.4%
AGF Management Ltd.	6,100	125,369
Alcan, Inc.	80,273	3,206,745
Astral Media, Inc.	10,600	382,482
Atco Ltd. Class I	7,700	292,271
BCE, Inc.(a)	72,230	1,963,785
Bombardier, Inc. Class B *	185,400	580,206
Canadian Pacific Railway Ltd.	24,065	1,198,934
Canfor Corp. *	14,800	147,973
CanWest Global Communications Corp. *	6,000	44,656
Celestica, Inc. *	23,800	255,671
CGI Group, Inc. *	91,100	597,966
Corus Entertainment, Inc. Class B	4,500	171,978
Domtar, Inc. *	28,400	167,059
Emera, Inc.	4,700	84,880
Empire Co., Ltd Class A	7,800	285,016
Fairfax Financial Holdings Ltd.	2,700	351,131
George Weston Ltd.	3,200	203,501
Gerdau Ameristeel Corp.	14,600	132,882
Industrial Alliance Insurance and Financial Services, Inc.	20,285	580,429
Intrawest Corp.	10,300	356,048
Magna International, Inc. Class A	11,022	802,040
Manitoba Telecom Services, Inc.	2,300	99,202
Maple Leaf Foods, Inc.	5,800	64,751
MDS, Inc.	17,657	303,203
MI Developments, Inc. Class A	2,400	87,374
Nova Chemicals Corp. *	18,990	583,220
Quebecor World, Inc.	10,300	107,600
Quebecor, Inc. Class B	1,100	27,056
Sherritt International Corp.	48,300	422,279
Sobeys, Inc.	6,900	232,640
Sun Life Financial, Inc.	137,520	5,653,956
Torstar Corp. Class B	4,700	84,501
TransAlta Corp.	69,400	1,476,119
Transcontinental, Inc. Class A	4,300	70,600
West Fraser Timber Co., Ltd.	2,700	86,385
		21,229,908
Cayman Islands — 0.0%
China State Construction International Holdings Ltd.	30,222	11,792

Denmark — 1.4%
AP Moller - Maersk A/S	247	2,117,863
Carlsberg A/S	8,115	682,693
Codan A/S	5,320	377,867
Danisco A/S	12,180	988,407
Danske Bank	84,803	3,336,287
Jyske Bank A/S *	7,940	457,921
Sydbank	7,400	272,559
Vestas Wind Systems *	31,800	849,370
		9,082,967
Finland — 1.6%
Fortum Corp.	135,757	3,618,515
Huhtamaki Van Leer Oyj Series 1	11,200	193,951
Kemira GrowHow Oyj	5,121	35,862
Kemira Oyj	24,100	449,445
Kesko Oyj	19,100	803,508
Metsa-Serla Oyj Series B	16,600	84,028
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	12,800	204,283
Outokumpu Oyj	27,400	699,740
Rautaruukki Oyj	22,100	635,042

	SHARES	VALUE
COMMON STOCKS (Continued)
Finland (Continued)
Sampo Oyj Class A	15,100	$314,935
Stora Enso Oyj	64,400	977,145
UPM-Kymmene Oyj	81,000	1,925,736
		9,942,190
France — 11.1%
Accor SA	5,800	395,502
Air France	27,345	824,958
Assurances Generales de France (a)	23,991	3,022,315
Axa (a)	259,150	9,560,656
BNP Paribas SA (a)	157,621	16,967,115
Bongrain SA	1,018	78,781
Business Objects SA *	9,675	327,598
Cap Gemini SA	18,220	966,893
Casino Guichard-Perrachon SA	4,024	324,426
Ciments Francais	2,712	430,417
CNP Assurances	5,341	518,354
Compagnie de Saint-Gobain	58,280	4,229,194
Compagnie Generele des Etablissements Michelin Class B	11,183	820,027
Credit Agricole SA	78,440	3,447,129
Credit Industriel et Commercial	500	133,843
Faurecia *	2,942	182,252
France Telecom SA	134,090	3,079,052
Havas SA	9,869	45,949
Imerys SA	1,600	133,969
Lafarge SA	25,572	3,302,589
Lagardere S.C.A.	3,574	257,994
Pinault-Printemps-Redoute SA	14,410	2,137,079
PSA Peugoet Citroen (a)	30,890	1,742,718
Remy Cointreau SA	6,074	305,226
Renault SA	33,276	3,818,403
Schneider Electric SA	12,148	1,355,447
SCOR (a)	119,971	292,226
Societe BIC SA	1,858	115,595
Societe Generale (a)	11,521	1,834,324
Sodexho Alliance SA	8,610	477,339
Suez SA (a)	42,726	1,879,808
Technip-Coflexip SA	9,288	528,124
Thomson	24,829	390,277
Valeo SA	6,706	239,318
Vivendi Universal SA (a)	173,131	6,244,444
		70,409,341
Germany — 12.9%
Aareal Bank AG *	2,000	88,755
Allianz AG	60,438	10,464,565
BASF AG	1,800	144,207
Bayer AG	53,437	2,725,274
Bayerische Motoren Werke AG	78,074	4,183,814
Bilfinger Berger AG	2,054	121,926
Commerzbank AG	104,017	3,503,571
DaimlerChrysler AG	238,124	11,905,611
Deutsche Bank AG	70,405	8,499,630
Deutsche Lufthansa AG	44,510	943,574
Deutsche Telekom AG	580,696	9,238,223
GEA Group AG	18,322	330,533
Hannover Rueckversicherungs-AG *	13,447	565,865
Heidelberger Druckmaschinen AG	3,020	124,556
Hochtief AG	10,848	679,446
Hypo Real Estate Holding AG	6,500	405,714
Infineon Technologies AG*	140,994	1,672,455
Lanxess *	5,343	229,449
Muenchener Rueckversicherungs-Gesellschaft AG	50,969	8,063,981
Preussag AG	25,070	517,787
Suedzucker AG	12,824	316,924
Thyssen Krupp AG	79,084	2,665,767
Veba AG	82,027	9,727,867
Volkswagen AG(a)	53,293	4,542,054
		81,661,548
Greece — 0.5%
Alpha Bank A.E.	7,268	194,001
Bank of Greece	2,413	286,227
Coca-Cola Hellenic Bottling Company SA	12,116	417,783
Commercial Bank of Greece *	6,240	174,477
Hellenic Petroleum SA	24,460	293,555
Hellenic Telecommunications Organization SA *	63,598	1,560,422
		2,926,465
Hong Kong — 2.5%
Cathay Pacific Airways Ltd.	32,000	65,712
Cheung Kong (Holdings) Ltd.	332,000	3,564,326
China Travel International Investment Hong Kong Ltd.	110,000	24,282
China Unicom Ltd.	376,000	369,649
Hang Lung Development Co., Ltd.	174,000	446,188
Henderson Land Development Co., Ltd.	159,000	893,809
Hongkong and Shanghai Hotels Ltd.	65,978	83,832
Hopewell Holdings Ltd.	107,000	303,493
Hutchison Whampoa Ltd.	330,000	2,911,790
Hysan Development Co., Ltd.	141,040	361,669
MTR Corp.	153,016	384,130
New Asia Realty & Trust Co., Ltd.	50,000	38,375
New World Development Co., Ltd.	472,303	815,904
Shanghai Industrial Holdings Ltd.	46,000	86,786
Sino Land Co., Ltd. (a)	570,424	1,011,764
Sun Hung Kai Properties Ltd.	242,000	2,638,470
Tsim Sha Tsui Properties Ltd.	58,907	151,962
Wharf (Holdings) Ltd.	274,000	942,451
Wheelock and Co., Ltd.	233,000	407,890
		15,502,482
Ireland — 1.6%
Bank of Ireland	41,168	805,875
CRH Plc	130,068	4,404,140
Irish Life & Permanent Plc	200,834	5,034,615
		10,244,630
Italy — 3.0%
Banca Monte dei Paschi di Siena SpA	190,583	1,155,724
Banca Popolare di Lodi *	42,955	519,064
Banca Popolare di Milano	92,950	1,229,917
Banche Popolari Unite Scrl	47,656	1,282,936
Benetton Group SpA	15,382	264,810
Buzzi Unicem SpA	15,495	366,617
C.I.R.-Compagnie Industriali Riunite SpA	21,709	64,515
Caltagirone Editore SpA	14,478	121,409
Compagnia Assicuratrice Unipol SpA	70,148	235,165
ERG SpA	9,000	179,717
Fastweb	7,010	317,933
Fiat SpA *	74,800	1,192,831
Italcementi SpA	10,703	271,160
Italmobiliare SpA	1,968	174,769
Milano Assicurazioni	25,000	185,065
SAI SpA	23,500	1,031,242
SanPaolo IMI SpA	64,788	1,368,519
Societa’ Cattolica di Assicurazioni SpA	1,516	90,009
Telecom Italia SpA	1,724,050	4,899,367
UniCredito Italiano SpA (a)	495,467	4,092,021
		19,042,790

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan — 14.1%
ADEKA Corp.	6,000	$64,322
Aichi Steel Corp.	15,000	104,619
Aisin Seiki Co., Ltd.	22,200	649,068
Ajinomoto Co., Inc.	109,000	1,174,983
Amada Co., Ltd.	51,000	512,593
Anritsu Corp.	10,000	53,559
Aomori Bank Ltd.	6,000	24,203
Aoyama Trading Co., Ltd.	8,500	271,568
Asahi Breweries Ltd.	62,200	907,698
Asahi Kasei Corp.	49,000	313,932
Asahi National Broadcasting Co., Ltd.	109	231,856
ASATSU-DK, Inc.	3,400	103,441
Autobacs Seven Co., Ltd.	4,000	150,508
Awa Bank Ltd.	29,000	160,729
Bank of Kyoto Ltd.	35,000	354,153
Bank of Nagoya Ltd.	22,000	167,610
CALSONIC KANSEI CORP.	21,000	132,229
Canon Sales Co., Inc.	8,000	191,864
Central Glass Co., Ltd.	26,000	144,102
Chiba Bank Ltd.	21,000	187,398
Chudenko Corp.	5,700	87,674
Chugoku Bank Ltd.	26,000	366,424
Citizen Watch Co.	56,000	461,288
Coca-Cola West Japan Co., Ltd.	8,000	160,000
COMSYS Holdings Corp.	9,000	98,847
Cosmo Oil Co., Ltd.	83,000	342,551
Dai Nippon Printing Co., Ltd.	127,000	1,962,042
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	13,900	95,769
DAIBIRU Corp.	5,000	50,890
Daicel Chemical Industries Ltd. *	24,000	166,576
Daihatsu Motor Co., Ltd.	33,000	302,314
Daiichi Sankyo Co., Ltd.	21,500	610,381
Dainippon Ink and Chemicals, Inc.	32,000	116,610
Daio Paper Corp.	10,000	88,814
Daishi Bank Ltd.	40,000	174,237
Dowa Fire & Marine Insurance Co., Ltd.	24,000	153,763
Eighteenth Bank Ltd.	8,000	40,339
Ezaki Glico Co., Ltd.	13,000	126,364
Fuji Electric Co., Ltd.	32,000	165,153
Fuji Heavy Industries Ltd.	87,000	495,458
Fuji Photo Film	95,000	3,469,915
Fukuyama Transporting Co., Ltd.	17,000	56,907
Futaba Industrial Co., Ltd.	7,300	157,754
Glory Ltd.	8,700	168,839
Gunma Bank Ltd.	52,000	384,712
GUNZE Ltd.	29,000	164,169
Hachijuni Bank Ltd.	68,000	493,288
Hankyu Department Stores, Inc.	18,000	152,390
Heiwa Corp.	9,300	121,058
Higo Bank Ltd.	29,000	203,246
Hiroshima Bank Ltd.	26,000	153,356
Hitachi Cable Ltd.	25,000	112,924
Hitachi Kokusai Electric, Inc.	9,000	104,797
Hitachi Ltd. (a)	587,000	3,427,483
Hitachi Maxell Ltd.	5,000	64,915
Hitachi Software Engineering Co., Ltd.	4,200	74,924
Hitachi Transport System Ltd.	12,000	117,458
Hokkoku Bank Ltd.	42,000	188,288
Hokuetsu Paper Mills Ltd.	13,000	78,992
House Foods Corp.	9,800	161,949
Hyakugo Bank Ltd.	31,000	200,186
Hyakujushi Bank Ltd.	35,000	219,195
INPEX Holdings, Inc. *	28	222,576
Itoham Foods, Inc.	13,000	53,763
Iyo Bank Ltd.	34,000	344,898
Japan Airport Terminal Co., Ltd.	5,000	54,661
Joyo Bank Ltd.	110,000	653,475
JSAT Corp.	7	16,492
Juroku Bank Ltd.	33,000	196,042
Kadokawa Holdings, Inc.	1,100	42,322
Kagoshima Bank Co., Ltd.	22,000	161,830
Kamigumi Co., Ltd.	37,000	288,788
Kandenko Co., Ltd.	14,000	96,220
Kanto Auto Works Ltd.	4,900	58,136
Katokichi Co., Ltd.	13,500	110,403
Keiyo Bank	24,000	135,254
Kikkoman Corp.	16,000	186,712
Kinden Corp.	23,000	190,042
Kirin Brewery Co., Ltd.	147,000	1,964,568
Kissei Pharmaceutical Co., Ltd.	4,000	68,983
Kokusai Securities Co., Ltd.	35,800	449,017
Kokuyo Co., Ltd.	11,000	175,068
Komori Corp.	8,000	163,051
Kuraray Co., Ltd.	49,000	545,644
Kureha Chemical Industry Co., Ltd.	17,000	76,500
Kyocera Corp.	21,700	1,859,212
Kyorin Co., Ltd.	11,000	119,136
Kyowa Hakko Kogyo Co., Ltd.	41,000	289,085
Mabuchi Motor Co., Ltd.	3,200	195,797
Maeda Corp.	21,000	91,831
Makita Corp.	11,000	323,475
Marubeni Corp.	120,000	597,966
Marui Co., Ltd.	22,000	322,356
Maruichi Steel Tube Ltd.	8,000	190,169
Matsushita Electric Industrial Co., Ltd.	355,000	7,521,186
Matsushita Electric Works Ltd.	53,000	560,542
Meiji Seika Kaisha Ltd.	47,000	238,983
Millea Holdings, Inc. (b)	103,000	3,596,271
Mitsubishi Heavy Industries Ltd.	602,000	2,494,729
Mitsubishi Logistics Corp.	14,000	223,763
Mitsui Chemicals, Inc.	106,000	763,559
Mitsui Sumitomo Insurance Co., Ltd.	241,000	3,016,585
Mitsumi Electric Co., Ltd.	5,800	80,119
Mori Seiki Co., Ltd.	4,100	78,352
Morinaga Milk Industry Co., Ltd.	12,000	45,966
Musashino Bank Ltd.	600	33,305
Nagase & Co., Ltd.	15,000	186,864
National House Industrial Co., Ltd. (a)	15,000	107,161
NEC Corp.	94,000	517,000
Nichicon Corp.	7,300	96,756
Nichirei Corp.	18,000	95,034
Nikko Cordial Corp.	12,000	139,322
Nippon Express Co., Ltd.	129,000	692,008
Nippon Kayaku Co., Ltd.	24,000	203,593
Nippon Light Metal Co.	69,000	173,669
Nippon Meat Packers, Inc.	27,000	303,636
Nippon Mining Holdings, Inc.	30,000	212,288
Nippon Mitsubishi Oil Corp.	228,000	1,681,017
Nippon Paint Co., Ltd.	32,000	166,780
Nippon Paper Group, Inc.	183	663,763
Nippon Sheet Glass Co., Ltd.	59,000	277,500
Nippon Shokubai Co., Ltd.	13,000	157,542
Nippon Suisan Kaisha Ltd.	26,000	143,220
Nippon Television Network Corp.	1,360	186,020
Nipponkoa Insurance Co., Ltd.	24,000	191,593
Nipro Corp.	3,000	54,788
Nishimatsu Construction Co., Ltd.	37,000	138,280
Nisshin Flour Milling Co., Ltd.	25,500	266,237
Nisshin Oillio Group Ltd.	16,000	92,881

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Nisshin Steel Co., Ltd.	126,000	$373,729
Nisshinbo Industries, Inc.	23,000	243,059
Nissin Food Products Co., Ltd.	13,400	426,983
Obayashi Corp.	58,000	408,949
Oita Bank Ltd.	15,000	107,797
Oji Paper Co.	129,000	707,314
Okumura Corp.	27,000	148,500
Ono Pharmaceutical Co., Ltd.	16,500	735,508
Onward Kashiyama Co., Ltd.	9,000	129,508
Oriental Land Co., Ltd.	4,200	235,983
Pioneer Corp.	22,900	403,661
Q.P. Corp.	13,000	122,949
Rengo Co., Ltd.	31,000	206,492
Ricoh Co., Ltd.	10,000	199,153
Rinnai Corp.	4,100	117,441
Ryosan Co., Ltd.	2,200	56,492
San-In Godo Bank Ltd.	22,000	201,356
Sanwa Shutter Corp.	26,000	147,627
Sanyo Chemical Industries Ltd.	4,000	27,288
Sapporo Hokuyo Holdings, Inc.	44	481,017
Seiko Epson Corp.	17,200	469,356
Seino Transportation Co., Ltd.	23,000	270,737
Sekisui Chemical Co., Ltd.	74,000	624,610
Sekisui House Ltd.	79,000	1,196,381
Shiga Bank Ltd.	30,000	191,186
Shikoku Bank Ltd.	13,000	59,381
Shima Seiki Mfg. Ltd.	1,000	23,220
Shimachu Co., Ltd.	6,600	194,085
Shinko Securities Co., Ltd.	72,000	284,949
Sohgo Security Services Co., Ltd.	10,900	193,059
SONY CORP.	138,700	5,618,525
Sumitomo Bakelite Co., Ltd.	18,000	136,068
Sumitomo Corp.	87,000	1,086,025
Sumitomo Electric Industries Ltd.	53,000	718,195
Sumitomo Forestry Co., Ltd.	20,000	208,814
Sumitomo Osaka Cement Co., Ltd.	55,000	163,136
Suzuken Co., Ltd.	9,700	364,161
Suzuki Motor Corp.	18,100	460,169
Taiheiyo Cement Corp.	70,000	259,237
Taisho Pharmaceutical Co., Ltd.	24,000	460,678
Taiyo Yuden Co., Ltd.	16,000	240,542
Takara Standard Co., Ltd.	9,000	51,636
TDK Corp.	18,600	1,491,153
The 77 Bank Ltd.	42,000	291,508
The Aichi Bank Ltd.	1,200	134,949
THE AKITA BANK Ltd.	13,000	68,525
The Bank of Fukuoka Ltd.	42,000	308,593
The Bank of Iwate Ltd.	2,000	117,797
The Fuji Fire & Marine Insurance Co.	32,000	128,542
The Fukui Bank Ltd.	11,000	35,983
The Nanto Bank Ltd.	29,000	158,763
The Ogaki Kyoritsu Bank Ltd.	33,000	150,737
The Shizuoka Bank Ltd.	93,000	1,011,966
The Sumitomo Warehouse Co., Ltd.	19,000	135,898
The Yamanashi Chuo Bank Ltd.	20,000	141,695
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	2,150,068
The Yokohama Rubber Co., Ltd.	41,000	197,008
Toda Corp.	30,000	140,593
Toho Bank Ltd.	29,000	125,585
Tokai Tokyo Securities Co., Ltd.	23,000	118,314
Tokyo Dome Corp.	13,000	65,551
Tokyo Steel Manufacturing Co., Ltd.	16,100	253,643
Tokyo Style Co., Ltd.	9,000	108,534
Toppan Printing Co., Ltd.	79,000	877,034
TOPPON FORMS CO., LTD.	6,400	80,976
Toshiba Tec Corp.	24,000	112,271
Tostem Corp.	37,000	774,492
Toyo Ink Manufacturing Co., Ltd.	23,000	90,051
Toyo Seikan Kaisha Ltd.	25,000	478,814
Toyo Suisan Kaisha Ltd.	9,000	129,890
Toyoda Gosei Co., Ltd.	9,800	215,932
Toyota Auto Body Co., Ltd.	12,300	214,208
Uny Co. Ltd.	23,000	305,237
Victor Company of Japan Ltd. *	17,000	89,466
Wacoal Corp.	16,000	201,763
Yamagata Bank Ltd.	15,000	79,831
Yamaguchi Bank Ltd. (b) *	22,000	307,814
Yamaha Corp.	26,200	551,754
Yamatake Corp.	2,000	49,322
Yamato Kogyo Co., Ltd.	6,000	129,407
Yamazaki Baking Co., Ltd.	19,000	184,364
Yodogawa Steel Works Ltd.	19,000	91,297
		88,940,742
Netherlands — 6.7%
ABN AMRO Holding NV	286,344	8,355,222
Aegon NV	375,825	7,051,734
Buhrmann NV	27,674	417,442
DSM NV	39,655	1,740,166
European Aeronautic Defense and Space Co.	45,177	1,299,878
Hagemeyer NV *	88,169	429,526
Hunter Douglas NV	4,458	312,757
ING Groep NV	295,805	13,018,228
Koninklijke (Royal) Philips Electronics NV	204,928	7,193,704
Koninklijke Ahold NV *	110,801	1,177,958
Koninklijke Vopak NV	4,566	176,502
Mittal Steel Co. NV	21,448	749,364
Oce NV	12,300	197,552
Vedior NV	251	4,703
		42,124,736
New Zealand — 0.1%
Air New Zealand Ltd.	45,632	39,922
Contact Energy Ltd.	58,930	275,099
Fisher & Paykel Appliances Holdings Ltd.	59,654	140,603
Fletcher Building Ltd.	44,261	247,945
		703,569
Norway — 1.1%
Aker Yards ASA	2,326	178,684
Den Norske Bank ASA	115,100	1,412,954
Norsk Hydro ASA	101,600	2,275,140
Norske Skogindustrier ASA	28,143	424,175
Orkla ASA	37,050	1,767,484
Prosafe ASA	1,550	95,257
Storebrand ASA	95,900	1,015,181
		7,168,875
Portugal — 0.3%
Banco BPI SA	29,604	220,836
Banco Comercial Portugues SA	110,630	343,860
Banco Espirito Santo SA	50,391	770,339
Portucel - Empresa Produtora de Pasta e Papel SA	143,000	393,675
		1,728,710
Singapore — 0.5%
Chartered Semiconductor Manufacturing Ltd. *	300,000	228,878
Fraser & Neave Ltd.	256,500	669,552
Neptune Orient Lines Ltd.	158,000	202,232

	SHARES	VALUE
COMMON STOCKS (Continued)
Singapore (Continued)
Singapore Airlines Ltd. *	175,000	$1,610,971
Singapore Land Ltd. (a)	33,000	163,335
STATS ChipPAC Ltd. *	382,000	234,836
United Overseas Land Ltd. *	153,000	337,642
		3,447,446
Spain — 6.1%
Acciona SA	8,496	1,293,415
Acerinox SA	34,212	660,161
Azucarera Ebro Agricolas SA	23,733	485,355
Banco de Andalucia	1,120	141,236
Banco De Sabadell SA	45,704	1,643,222
Banco Pastor SA (a)	22,568	345,862
Banco Santander Central Hispano SA	1,207,886	19,108,847
Cementos Portland SA	3,533	378,741
Corporacion Mapfre	28,302	591,720
Endesa SA	129,899	5,528,921
Fomento de Construcciones y Contratas SA	2,620	209,404
Gas Natural SDG SA	31,479	1,148,156
Iberia Lineas Aereas de Espana SA	99,500	267,609
Inmobiliaria Urbis SA	12,552	411,797
Repsol-YPF SA	175,889	5,237,136
Sociedad General de Aguas de Barcelona SA Class A	13,107	425,848
Sol Melia SA	23,837	427,908
		38,305,338
Sweden — 2.9%
Electrolux AB Series B	20,400	331,948
Fabege AB	14,615	323,747
Invik & Company AB	1,575	26,759
Mo Och Domsjoe AB (MoDo) Series B	10,400	435,158
NCC AB	6,900	148,601
Nordea AB	401,950	5,276,377
Skandinaviska Enskilda Banken AB Series A	34,900	940,122
SSAB Svenskt Stal AB Series A	34,200	638,339
SSAB Svenskt Stal AB Series B	10,500	186,649
Svenska Cellulosa AB (SCA) Series B	37,100	1,704,534
Svenska Handelsbanken AB Series A	50,200	1,359,131
Tele2 AB Class B	59,800	605,098
TeliaSonera AB	374,250	2,405,206
Trelleborg AB Series B	13,200	249,084
Volvo AB Series A	18,900	1,173,303
Volvo AB Series B	43,100	2,572,492
Wihlborgs Fastigheter AB	5,846	105,518
		18,482,066
Switzerland — 5.9%
Baloise Holdings Ltd.	14,302	1,403,323
Banque Cantonale Vaudoise	1,400	562,575
Berner Kantonalbank	1,170	190,400
Ciba Specialty Chemicals AG	11,200	676,209
Clariant AG *	21,639	292,442
Credit Suisse Group	239,579	13,861,288
Ems-Chemie Holding AG	82	9,502
Givaudan SA	1,211	969,381
Helvetia Patria Holding	1,240	388,708
Holcim Ltd.	31,326	2,560,190
Luzerner Kantonalbank *	700	148,341
PSP Swiss Property AG *	10,400	528,109
Rieter Holding AG	430	185,170
Sika AG *	310	390,444
Swiss Life Holding	5,438	1,271,983
Swiss Re	51,980	3,977,997
Syngenta AG *	14,564	2,196,538
Unaxis Holding AG *	1,652	553,529
Valiant Holding *	2,700	293,427
Zurich Financial Services	27,475	6,750,655
		37,210,211
United Kingdom — 18.3%
Alliance & Leicester Group Treasury Plc	11,000	223,576
Amvescap Plc	123,119	1,336,457
Anglo American Plc	270,001	11,283,814
Arriva Plc	12,620	155,885
Associated British Foods Plc	101,883	1,582,638
Aviva Plc	334,679	4,904,470
BAE Systems Plc	155,117	1,147,448
Barratt Developments Plc	34,875	695,782
BBA Group Plc	49,168	245,004
Bellway Plc	12,000	289,267
Bodycote International Plc	5,475	24,336
Bovis Homes Group Plc	16,000	277,439
Bradford & Bingley Plc	58,724	519,851
British Airways Plc *	173,882	1,389,582
British Land Company Plc	86,488	2,207,863
Brixton Estate Plc	32,600	322,757
Cable & Wireless Plc	341,025	883,971
Carnival Plc	36,263	1,734,029
Compass Group Plc	128,011	642,671
Corus Group Plc	95,113	690,674
Derwent Valley Holdings Plc	7,337	250,601
DS Smith Plc	45,421	130,912
DSG International Plc	258,115	1,057,935
easyJet Plc *	57,000	518,457
Friends Provident Plc	332,054	1,202,518
George Wimpey Plc	63,008	610,840
GKN Plc	115,118	618,878
Great Portland Estates Plc	23,720	268,579
Greene King Plc	20,826	351,962
Hammerson Plc	43,651	1,071,840
Hanson Plc	121,903	1,764,723
HBOS Plc	665,628	13,167,653
InterContinental Hotels Group Plc	3,166	55,431
International Power Plc	150,973	884,393
ITV Plc	450,187	815,165
J Sainsbury Plc	280,691	1,972,606
Kingfisher Plc	300,147	1,377,669
Ladbrokes Plc	93,074	677,610
Land Securities Group Plc	82,532	3,039,830
Liberty International Plc	42,712	979,237
London Merchant Securities Plc	35,866	161,268
Marks & Spencer Group Plc	47,282	568,553
Millennium & Copthorne Hotels Plc	42,008	378,556
Mitchells & Butlers Plc	79,899	881,509
Old Mutual Plc	119,030	373,141
Pearson Plc	109,023	1,551,741
Persimmon Plc	23,774	595,333
Rolls-Royce Group Plc *	60,426	512,299
Royal & Sun Alliance Insurance Group Plc	473,903	1,321,532
Royal Bank of Scotland Group Plc	555,764	19,128,194
Scottish & Newcastle Plc	141,113	1,505,372
Scottish Power Plc	223,045	2,719,623
Signet Group Plc	509	1,053
Slough Estates Plc	69,540	865,482
Stanley Leisure Plc	9,984	160,976
Tate & Lyle Plc	15,400	207,374
Taylor Woodrow Plc	96,480	640,562
Trinity Mirror Plc	42,590	379,417
Uniq Plc	2,050	6,868

	SHARES	VALUE
COMMON STOCKS (Continued)
United Kingdom (Continued)
Vodafone Group Plc	6,632,589	$15,175,178
Whitbread Plc	33,727	817,428
William Morrison Supermarkets Plc	41,694	189,814
Wilson Bowden Plc	11,000	365,832
Wolverhampton & Dudley Breweries Plc	9,700	261,418
Woolworths Group Plc	191,054	126,936
WPP Group Plc	201,712	2,499,146
Xstrata	60,417	2,495,533
		115,264,491
TOTAL COMMON STOCKS (Identified Cost $443,874,853)		$626,876,817

SHORT-TERM INVESTMENTS -0.6%
United States — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	4,138,001	4,138,001
		4,138,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,138,002)		$4,138,002
Total Investments — 99.9% (Identified Cost $448,012,855)#		631,014,819
Cash and Other Assets, Less liabilities — 0.1%		500,770
Net Assets — 100.0%		$631,515,589

(a)          A portion or all of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $15,292,145 and the collateral received consisted of cash in the amount of $16,084,711.

(b)         Securities were fair valued by management. Total market value for such investments amounted to $3,904,085, which represents 0.62% of net assets.

#                 At September 30, 2006 the aggregate cost of investment securities for income tax purposes was $448,012,855. Net unrealized appreciation aggregated $183,001,964 of which $187,302,651 related to appreciated investment securities and $4,300,687 related to depreciated investment securities.

*                 Non-income producing security.

International HBtM Fund

Ten Largest Industry Holdings September 30, 2006

(As a percentage of Net Assets):

Industry	Percentage
Banks/Savings & Loans	19.2%
Financial Services	12.8%
Insurance	10.0%
Telecommunications	6.4%
Building & Construction	4.8%
Electronics	4.5%
Auto & Related	3.5%
Utilities	3.4%
Metals & Mining	3.0%
Diversified Operations	2.5%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 100.1%
Mutual Funds — 100.1%
DFA International Small Company Portfolio	12,060,096	$215,634,518

TOTAL COMMON STOCKS (Identified Cost $136,512,729)		215,634,518
Total Investments — 100.1% (Identified Cost $136,512,729)#		215,634,518
Liabilities, Less Cash and Other Assets — (0.1%)		(148,443)
Net Assets — 100.0%		$215,486,075

#                 At September 30, 2006 the aggregate cost of investment securities for income tax purposes was $136,512,729. Net unrealized appreciation aggregated $79,121,789 which related solely to appreciated investment securities.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of September 30, 2006.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

September 30, 2006

INTERNATIONAL SMALL COMPANY PORTFOLIO

(Unaudited)

Value†

AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,498,063,737

Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,144,491,234

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	926,079,019

Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	569,025,958

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,166,840,740)	4,137,659,948

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 10/02/06 (Collateralized by $4,528,000 FNMA 4.68%, 06/15/11, valued at $4,528,000) to be repurchased at $4,462,929 (Cost $4,461,000)	$4,461	4,461,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,171,301,740) ##		$4,142,120,948

Notes to Schedule of Investments

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund consists of forty-one operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors Inc.  The Portfolio is a “Fund-of-Funds”, which invests in four series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors Inc.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

The International Small Company Portfolio invests in the four Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Federal Tax Cost Note

As of September 30, 2006, the total cost of securities for federal income tax purposes was $3,171,630,449.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (72.5%)
Consumer Discretionary — (16.8%)
	ABILIT Corp.	99,800	$447,989
	Aeon Fantasy Co., Ltd.	46,060	1,893,991
	Ahresty Corp.	62,700	1,767,208
	Aichi Machine Industry Co., Ltd.	276,000	742,367
#	Aigan Co., Ltd.	50,600	395,342
	Aisan Industry Co., Ltd.	168,900	1,618,729
#	Akebono Brake Industry Co., Ltd.	353,000	2,973,867
	Akindo Sushiro Co., Ltd.	12,600	357,923
#	Alpha Corp.	28,700	906,201
	Alpine Electronics, Inc.	217,900	3,060,656
	Amuse, Inc.	20,000	298,469
# *	Anrakutei Co., Ltd.	50,000	331,449
	AOI Advertising Promotion, Inc.	30,500	211,630
	AOKI Holdings, Inc.	146,600	2,526,111
	Araya Industrial Co., Ltd.	143,000	327,983
# *	Asahi Tec Corp.	145,000	440,971
	Ashimori Industry Co., Ltd.	147,000	355,761
	Asics Trading Co., Ltd.	20,000	238,083
	Asti Corp.	20,000	331,120
# *	Atom Corp.	44,300	224,493
	Atsugi Co., Ltd.	646,000	903,093
	Aucnet, Inc.	27,300	423,722
#	Avex Group Holdings, Inc.	139,000	2,939,434
#	Belluna Co., Ltd.	171,510	2,894,198
	Best Denki Co., Ltd.	248,000	1,539,811
#	Bookoff Corp.	59,000	1,193,132
	Cabin Co., Ltd.	60,142	279,469
# *	CARCHS Co., Ltd.	627,200	655,693
	Catena Corp.	92,000	249,271
# *	Cecile Co., Ltd.	102,600	405,306
#	Chiyoda Co., Ltd.	128,500	2,832,428
	Chofu Seisakusho Co., Ltd.	54,500	1,104,572
*	Chori Co., Ltd.	463,000	749,568
	Chuo Spring Co., Ltd., Nagoya	191,000	925,003
#	Clarion Co., Ltd.	860,000	1,158,460
#	Cleanup Corp.	123,000	931,215
	Colowide Co., Ltd.	188,950	1,493,385
# *	Columbia Music Entertainment, Inc.	409,000	395,470
	Corona Corp.	85,800	1,506,310
	Cross Plus, Inc.	20,200	459,976
#	Cybozu, Inc.	1,467	1,155,426
#	D&M Holdings, Inc.	274,000	857,022
	Daido Kogyo Co., Ltd.	125,000	337,881

1

#	Daido Metal Co., Ltd.	106,000	572,964
#	Daidoh, Ltd.	116,000	1,645,452
#	Daikoku Denki Co., Ltd.	46,100	1,118,409
	Daimaruenawin Co., Ltd	400	2,370
	Dainichi Co., Ltd.	52,500	435,747
	Daisyo Corp.	63,200	886,082
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	65,152
# *	Daiwa Seiko, Inc.	343,000	722,543
#	Daiwabo Co., Ltd.	416,000	1,456,846
# *	DCM Japan Holdings Co., Ltd.	458,460	5,759,616
	Descente, Ltd.	238,000	1,057,981
# *	Dia Kensetsu Co., Ltd.	241,800	365,666
#	Doshisha Co., Ltd.	58,100	1,036,420
#	Doutor Coffee Co., Ltd.	77,100	1,353,217
#	Dynic Corp.	98,000	278,013
#	Eagle Industry Co., Ltd.	148,000	1,218,936
# *	Econach Co., Ltd.	112,000	223,531
#	Edosawa Co., Ltd.	12,000	33,769
	Eikoh, Inc.	41,800	198,262
	Exedy Corp.	129,400	3,515,890
*	F&A Aqua Holdings, Inc.	62,238	555,550
	Fine Sinter Co., Ltd.	49,000	209,762
	Foster Electric Co., Ltd.	66,000	953,612
#	France Bed Holdings Co., Ltd.	685,000	1,480,066
#	Fuji Co., Ltd.	109,900	1,729,437
#	Fuji Corp, Ltd.	97,000	535,752
#	Fuji Kiko Co., Ltd.	128,000	348,712
#	Fuji Kyuko Co., Ltd.	344,000	1,745,023
# *	Fujibo Holdings, Inc.	292,000	687,880
	Fujikura Rubber, Ltd.	58,000	402,500
# *	Fujita Kanko, Inc.	355,000	2,546,319
	Fujitsu Business Systems, Ltd.	79,700	1,266,228
# *	Fujitsu General, Ltd.	324,000	786,905
# *	Furukawa Battery Co., Ltd.	73,000	157,757
	Fuso Lexel, Inc.	51,400	427,433
#	G-7 Holdings, Inc.	29,200	193,683
#	Gakken Co., Ltd.	304,000	685,518
#	Genki Sushi Co., Ltd.	17,200	183,996
	Gigas K’s Denki Corp.	137,572	3,388,199
	Global-Dining, Inc.	13,300	89,675
*	Goldwin, Inc.	141,000	395,212
	Gourmet Kineya Co., Ltd.	68,000	539,462
*	GSI Creos Corp.	153,000	235,161
#	Gulliver International Co., Ltd.	31,840	2,877,514
	Happinet Corp.	32,600	617,364
	Haruyama Trading Co., Ltd.	49,900	666,086
	Himaraya Co., Ltd.	28,800	268,808
	HIS Co., Ltd.	103,300	2,620,897
#	Hitachi Powdered Metal Co., Ltd.	78,000	394,851
	Horipro, Inc.	36,500	352,874
*	Ichida and Co., Ltd.	60,400	75,233
	Ichikawa Co., Ltd.	63,000	256,368
#	Ichikoh Industries, Ltd.	246,000	760,949
#	Imasen Electric Industrial Co., Ltd.	35,700	364,976
#	Impact 21 Co., Ltd.	59,100	1,047,793

2

#	Impress Holdings, Inc.	907	318,858
	Inaba Seisakusho Co., Ltd.	49,700	769,685
	Ishizuka Glass Co., Ltd.	81,000	229,099
*	Izuhakone Railway Co., Ltd.	300	13,714
# *	Izutsuya Co., Ltd.	300,000	345,705
# *	Janome Sewing Machine Co., Ltd.	607,000	1,004,236
#	Japan Vilene Co., Ltd.	203,000	1,235,479
	Jeans Mate Corp.	31,008	307,010
*	Joban Kosan Co., Ltd.	193,000	319,137
#	Joint Corp.	117,200	4,019,245
#	Joshin Denki Co., Ltd.	184,000	1,120,190
	Juki Corp.	404,000	2,284,060
	Juntendo Co., Ltd.	35,000	66,109
#	Jyomo Co., Ltd.	86,000	126,672
	Kabuki-Za Co., Ltd.	32,000	1,306,585
	Kadokawa Holdings, Inc.	82,700	3,179,495
	Kanto Auto Works, Ltd.	215,800	2,554,686
	Kasai Kogyo Co., Ltd.	95,000	395,017
	Kato Sangyo Co., Ltd.	114,700	1,544,895
*	Kawai Musical Instruments Manufacturing Co., Ltd.	225,000	400,890
# *	Kawashima Textile Manufacturers, Ltd.	250,000	410,469
#	Kayaba Industry Co., Ltd.	683,000	3,076,872
	Keiiyu Co., Ltd.	55,200	371,704
#	Keiyo Co., Ltd.	167,100	1,136,675
#	Kentucky Fried Chicken Japan, Ltd.	68,000	1,272,600
	Kenwood Corp.	1,189,000	2,266,527
	Kinki Nippon Tourist Co., Ltd.	236,000	830,386
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	298,352
#	Kisoji Co., Ltd.	74,600	1,404,870
	Koekisha Co., Ltd.	13,600	247,553
#	Kohnan Shoji Co., Ltd.	81,700	847,605
#	Kojima Co., Ltd.	115,500	1,375,750
#	Komatsu Seiren Co., Ltd.	124,000	609,661
#	Konaka Co., Ltd.	69,960	995,973
	Kurabo Industries, Ltd.	769,000	2,088,321
	Kuroganeya Co., Ltd.	14,000	59,788
#	Kyoritsu Maintenance Co., Ltd.	39,960	927,247
	Kyoto Kimono Yuzen Co., Ltd.	503	647,229
	Kyowa Leather Cloth Co., Ltd.	64,800	387,823
# *	Laox Co., Ltd.	187,000	468,186
*	Look, Inc.	72,000	202,572
	Maezawa Kyuso Industries Co., Ltd.	43,200	676,872
*	Magara Construction Co., Ltd.	108,000	183,472
# *	Mamiya-Op Co., Ltd.	88,000	121,224
	Marche Corp.	23,000	223,663
#	Mars Engineering Corp.	67,500	1,362,466
#	Marubeni Telecom Co., Ltd.	207	199,860
	Maruei Department Store Co., Ltd.	107,000	231,262
	Maruzen Co., Ltd. (5982)	46,000	268,671
# *	Maruzen Co., Ltd. (8236)	263,000	446,441
#	Matsuya Co., Ltd.	164,000	2,600,077
#	Matsuya Foods Co., Ltd.	54,300	756,515
# *	Matsuzakaya Holdings Co., Ltd.	529,077	3,412,967
	Meiwa Industry Co., Ltd.	38,000	132,702

3

# *	Misawa Homes Holdings, Inc.	48,200	1,482,747
#	Misawa Resort Co., Ltd.	172,000	619,108
#	Mitsuba Corp.	136,690	1,067,092
	Mitsui Home Co., Ltd.	205,000	1,574,988
	Miyuki Keori Co., Ltd.	86,000	324,209
#	Mizuno Corp.	393,000	2,781,247
#	MOS Food Services, Inc.	99,000	1,413,904
#	MR Max Corp.	94,300	528,884
	Mutow Co., Ltd.	62,300	283,498
# *	Naigai Co., Ltd.	190,000	226,884
#	Nexyz Corp.	3,700	321,518
	Nice Corp.	362,000	1,489,303
#	Nichimo Corp.	475,000	443,031
#	Nidec Copal Corp.	174,400	1,950,918
#	Nidec Tosok Corp.	54,600	636,016
#	Nihon Eslead Corp.	46,848	1,411,008
	Nihon Tokushu Toryo Co., Ltd.	56,000	354,294
	Nikko Travel Co., Ltd.	12,200	79,117
	Nippon Felt Co., Ltd.	56,000	386,551
#	Nippon Piston Ring Co., Ltd.	228,000	529,830
#	Nippon Restaurant System, Inc.	47,200	1,747,936
	Nippon Seiki Co., Ltd.	188,000	4,113,814
	Nishimatsuya Chain Co., Ltd.	179,400	3,390,099
	Nissan Shatai Co., Ltd.	470,000	2,542,092
	Nissen Co., Ltd.	164,200	1,186,041
	Nissin Kogyo Co., Ltd.	199,200	4,455,210
	Nittan Valve Co., Ltd.	80,000	701,660
#	Nitto Seimo Co., Ltd.	50,000	105,615
	Noritake Co., Ltd.	484,000	2,697,665
	Noritsu Koki Co., Ltd.	103,100	2,081,266
*	Omikenshi Co., Ltd.	122,000	135,480
*	Orient Watch Co., Ltd.	12,000	4,165
#	Pacific Industrial Co., Ltd.	162,000	961,123
#	PanaHome Corp.	434,000	3,102,872
	Parco Co., Ltd.	258,000	3,224,581
#	Paris Miki, Inc.	168,000	2,910,744
#	Pentax Corp.	396,000	1,736,150
	Piolax, Inc.	38,300	710,175
	Press Kogyo Co., Ltd.	365,000	1,595,303
# *	Renown, Inc.	142,800	1,881,707
#	Resorttrust, Inc.	131,840	3,854,907
	Rhythm Watch Co., Ltd.	422,000	750,832
#	Right On Co., Ltd.	88,925	2,947,869
	Riken Corp.	337,000	2,292,871
#	Ringer Hut Co., Ltd.	65,500	836,687
	Roland Corp.	78,000	1,854,234
	Royal Co., Ltd.	127,000	1,772,612
#	Sagami Chain Co., Ltd.	63,000	583,765
	Sagami Co., Ltd.	80,000	250,091
	Sagami Rubber Industries Co., Ltd.	15,000	48,330
#	Saint Marc Holdings Co., Ltd.	34,300	2,194,551
#	Saizeriya Co., Ltd.	162,700	2,318,612
#	Sakai Ovex Co., Ltd.	161,000	259,204
#	Sanden Corp.	433,000	1,778,780
#	Sanei-International Co., Ltd.	43,500	1,334,346

4

	Sankyo Seiko Co., Ltd.	171,000	740,783
	Sanoh Industrial Co., Ltd.	110,000	707,656
#	Sanrio Co., Ltd.	268,400	4,502,306
	Sanyo Shokai, Ltd.	433,000	3,119,434
	Seiko Corp.	348,407	2,562,052
#	Seiren Co., Ltd.	197,000	2,424,416
	Senshukai Co., Ltd.	149,000	1,678,613
	Shaddy Co., Ltd.	60,700	834,573
#	Shikibo, Ltd.	326,000	602,000
	Shinyei Kaisha	96,000	233,217
#	Shiroki Co., Ltd.	241,000	676,758
#	Shobunsha Publications, Inc.	46,900	566,834
#	Shochiku Co., Ltd.	346,000	2,785,958
	Showa Corp.	163,300	2,958,723
*	Showa Rubber Co., Ltd.	413,000	115,311
*	Silver Ox, Inc.	50,000	86,970
# *	Silver Seiko, Ltd.	525,000	267,636
#	Simree Co., Ltd.	24,900	89,826
	SK Japan Co., Ltd.	17,550	91,920
	SNT Corp.	69,300	354,038
# *	Sofmap Co., Ltd.	27,300	99,872
	Sotoh Co., Ltd.	12,000	128,310
	SPK Corp.	12,700	224,777
	Suminoe Textile Co., Ltd.	236,000	828,897
	Suzutan Co., Ltd.	26,200	153,828
# *	SxL Corp.	444,000	496,872
	Tachikawa Corp.	50,800	330,851
	Tachi-S Co., Ltd.	104,540	773,739
	Takamatsu Corp.	120,300	2,091,028
#	Taka-Q Co., Ltd.	58,500	260,519
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	990,663
	Tasaki Shinju Co., Ltd.	101,000	503,015
	Taya Co., Ltd.	5,000	47,917
*	TDF Corp.	27,000	72,629
	Tecmo, Ltd.	74,600	550,103
#	Teikoku Piston Ring Co., Ltd.	96,000	1,004,293
	Teikoku Sen-I Co., Ltd.	62,000	318,950
#	Ten Allied Co., Ltd.	50,000	205,769
	Tenma Corp.	96,200	1,824,330
	The Chuo Woollen Mills, Ltd.	50,000	153,853
	The Japan General Estate Co., Ltd.	96,100	2,300,989
	The Japan Wool Textile Co., Ltd.	272,000	2,291,998
	Tigers Polymer Corp.	44,000	288,439
# *	Toabo Corp.	173,000	195,253
#	Toei Co., Ltd.	438,000	3,029,207
# *	Tohoku Misawa Homes Co., Ltd.	37,500	120,925
	Tohoku Pioneer Corp.	56,700	848,125
# *	Tokai Kanko Co., Ltd.	714,000	242,105
	Tokai Senko KK, Nagoya	73,000	129,357
	Tokyo Dome Corp.	579,000	2,913,865
	Tokyo Soir Co., Ltd.	49,000	167,901
	Tokyo Style Co., Ltd.	283,000	3,410,158
#	Tokyotokeiba Co., Ltd.	852,000	2,569,546
	Tokyu Recreation Corp.	77,000	448,284
#	Tomy Co., Ltd.	287,693	1,997,740

5

#	Tonichi Carlife Group, Inc.	108,000	314,099
	Topre Corp.	164,000	1,478,286
*	Tosco Co., Ltd.	59,000	180,973
	Totenko Co., Ltd.	57,000	140,941
#	Touei Housing Corp.	82,040	1,659,091
#	Toyo Radiator Co., Ltd.	221,000	962,218
	Toyo Tire & Rubber Co., Ltd.	648,000	2,776,501
	Tsukamoto Co., Ltd.	67,000	110,106
#	Tsutsumi Jewelry Co., Ltd.	58,500	1,859,544
#	Unitika, Ltd.	1,537,000	2,121,248
#	U-Shin, Ltd.	86,000	642,167
	Verite Co., Ltd.	24,000	60,547
#	Watabe Wedding Corp.	23,500	336,993
#	Watami Food Service Co., Ltd.	115,800	1,713,452
*	Wondertable, Ltd.	97,000	139,825
	XNET Corp.	91	160,810
#	Yamatane Corp.	303,000	467,110
	Yamato International, Inc.	43,000	388,337
	Yellow Hat, Ltd., Tokyo	75,600	849,698
#	Yokohama Reito Co., Ltd.	156,000	1,185,190
#	Yomiuri Land Co., Ltd.	228,000	1,345,617
	Yonex Co., Ltd.	41,000	321,748
#	Yorozu Corp.	56,200	591,457
#	Yoshimoto Kogyo Co., Ltd.	106,000	2,095,931
#	Yoshinoya D&C Co., Ltd.	1,834	3,032,796
#	Zenrin Co., Ltd.	117,900	2,466,152
#	Zensho Co., Ltd.	278,000	3,228,104
Total Consumer Discretionary			317,025,339

Consumer Staples — (7.4%)
	Aderans Co., Ltd.	127,850	3,310,880
	Ahjikan Co., Ltd.	10,500	82,631
#	Ariake Japan Co., Ltd.	99,600	2,010,699
	Asahi Soft Drinks Co., Ltd.	166,500	2,467,806
	Bull-Dog Sauce Co., Ltd.	37,000	416,071
#	Calpis Co., Ltd.	249,000	1,865,273
	Cawachi, Ltd.	75,200	2,279,237
	CFS Corp.	72,500	385,369
	Chuo Gyorui Co., Ltd.	93,000	285,303
	Coca-Cola Central Japan Co., Ltd.	278	2,311,302
	CVS Bay Area, Inc.	55,000	118,655
	DyDo Drinco, Inc.	52,500	2,052,248
	Echo Trading Co., Ltd.	11,000	107,592
	Ensuiko Sugar Refining Co., Ltd.	85,000	227,194
	Fancl Corp.	224,300	3,272,207
# *	First Baking Co., Ltd.	98,000	141,943
	Fuji Oil Co., Ltd.	276,500	2,501,386
	Fujicco Co., Ltd.	105,600	1,144,898
# *	Fujiya Co., Ltd.	391,000	721,696
	Hagoromo Foods Corp.	41,000	412,012
	Harashin Narus Holdings Co., Ltd.	52,800	671,811
# *	Hayashikane Sangyo Co., Ltd.	212,000	296,471
	Heiwado Co., Ltd.	186,000	3,274,843
# *	Hohsui Corp.	90,000	163,749
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	564,077

6

#	Hokuto Corp.	99,700	1,654,095
	Inageya Co., Ltd.	155,000	1,154,490
	Itochu Shokuh Co., Ltd.	39,800	1,360,944
#	Itoham Foods, Inc.	665,000	2,747,347
	Izumiya Co., Ltd.	265,000	1,781,218
	J-Oil Mills, Inc.	498,000	2,093,251
#	Kagome Co., Ltd.	272,200	4,084,431
	Kameda Seika Co., Ltd.	71,800	743,802
#	Kasumi Co., Ltd.	175,000	1,005,396
	Katokichi Co., Ltd.	475,200	3,887,216
#	Key Coffee, Inc.	67,000	944,490
#	Kibun Food Chemifa Co., Ltd.	80,000	790,155
	Kirindo Co., Ltd.	22,800	214,196
	Kyodo Shiryo Co., Ltd.	256,000	399,380
	Kyokuyo Co., Ltd.	337,000	759,428
#	Life Corp.	163,900	2,388,158
#	Mandom Corp.	74,500	1,815,882
	Marudai Food Co., Ltd.	395,000	1,111,490
#	Maruha Group, Inc.	951,000	2,304,184
	Maruya Co., Ltd.	14,000	64,661
	Maxvalu Tohok Co., Ltd.	18,200	154,147
# *	Maxvalu Tokai Co., Ltd.	49,000	885,493
#	Meito Sangyo Co., Ltd.	70,700	1,250,056
#	Mercian Corp.	424,000	1,074,343
	Mikuni Coca-Cola Bottling Co., Ltd.	164,000	1,732,012
	Milbon Co., Ltd.	38,240	1,317,089
	Ministop Co., Ltd.	88,400	1,500,436
#	Mitsui Sugar Co., Ltd.	430,850	1,429,495
	Miyoshi Oil & Fat Co., Ltd.	202,000	402,109
	Morinaga & Co., Ltd.	852,000	2,087,435
#	Morinaga Milk Industry Co., Ltd.	809,000	3,096,151
# *	Morishita Jinton Co., Ltd.	47,800	149,615
	Morozoff, Ltd.	84,000	242,065
	Myojo Foods Co., Ltd.	129,000	676,312
#	Nagatanien Co., Ltd.	114,000	863,161
#	Nakamuraya Co., Ltd.	169,000	833,518
#	Nichimo Co., Ltd.	85,000	184,098
#	Nichiro Corp.	494,000	877,723
#	Nihon Chouzai Co., Ltd.	18,000	671,745
	Nihon Shokuh Kako Co., Ltd.	71,000	216,867
#	Niitaka Co., Ltd.	7,260	70,258
	Nippon Beet Sugar Manufacturing Co., Ltd.	462,000	1,383,134
#	Nippon Flour Mills Co., Ltd.	537,000	2,258,975
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	296,350
#	Nissin Sugar Manufacturing Co., Ltd.	122,000	305,564
	Nitto Flour Milling Co., Ltd.	114,000	381,497
	Nosan Corp.	397,000	1,136,300
	Oenon Holdings, Inc.	176,000	652,374
	Oie Sangyo Co., Ltd.	20,900	177,021
#	Okuwa Co., Ltd.	143,000	1,792,288
	Olympic Corp.	56,900	431,585
	Oriental Yeast Co., Ltd.	88,000	527,468
	Pietro Co., Ltd.	10,300	87,173
#	Pigeon Corp.	54,500	933,964
	Poplar Co., Ltd.	25,760	246,555

7

	Posful Corp.	58,800	284,690
# *	Prima Meat Packers, Ltd.	689,000	828,792
	Q’Sai Co., Ltd.	102,900	1,663,047
	Riken Vitamin Co., Ltd.	66,400	1,692,594
#	Rock Field Co., Ltd.	39,200	790,780
#	Ryoshoku, Ltd.	126,900	2,975,878
	S Foods, Inc.	89,000	796,482
#	Sakata Seed Corp.	156,100	1,926,266
	Seijo Corp.	27,200	629,005
	Shikoku Coca-Cola Bottling Co., Ltd.	67,500	811,856
	Shoei Foods Corp.	44,000	240,826
	Showa Sangyo Co., Ltd.	548,000	1,388,266
# *	Snow Brand Milk Products Co., Ltd.	732,000	2,366,938
	Snow Brand Seed Co., Ltd.	30,000	122,713
	Sogo Medical Co., Ltd.	16,500	346,240
	Sonton Food Industry Co., Ltd.	43,000	422,391
#	Sotetsu Rosen Co., Ltd.	70,000	290,029
	Starzen Corp.	233,000	578,460
#	Sugi Pharmacy Co., Ltd.	172,700	3,079,922
#	T.Hasegawa Co., Ltd.	126,100	1,864,408
#	Takara Holdings, Inc.	365,000	2,144,977
# *	The Maruetsu, Inc.	349,000	1,763,867
#	The Nisshin Oillio Group, Ltd.	552,000	3,203,639
	Three F Co., Ltd.	17,700	135,189
	Tobu Store Co., Ltd.	187,000	517,577
	Toho Co., Ltd.	74,000	507,027
#	Tohto Suisan Co., Ltd.	94,000	310,547
#	Tokyu Store Chain Corp.	220,000	1,307,324
	Torigoe Co., Ltd.	70,000	517,915
# *	Toyo Sugar Refining Co., Ltd.	105,000	159,943
	Tsuruha Holdings, Inc.	46,400	1,903,739
	U.Store Co., Ltd.	63,600	484,254
#	Unicafe, Inc.	14,260	194,928
#	Unicharm Petcare Corp.	45,000	1,844,842
	Unimat Offisco Corp.	75,200	969,190
	Valor Co., Ltd.	158,400	2,748,056
#	Warabeya Nichiyo Co., Ltd.	49,760	675,187
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	456,588
#	Yaoko Co., Ltd.	61,100	1,447,261
#	Yomeishu Seizo Co., Ltd.	93,000	960,223
	Yonekyu Corp.	88,000	918,887
	Yuasa Funashoku Co., Ltd.	112,000	334,880
#	Yukiguni Maitake Co., Ltd.	77,180	315,728
Total Consumer Staples			139,635,294

Energy — (0.7%)
#	BP Castrol KK	69,800	249,981
# *	Fuji Kosan Co., Ltd.	212,000	287,322
	Itochu Enex Co., Ltd.	291,000	1,682,922
	Japan Oil Transportation Co., Ltd.	79,000	240,610
	Kanto Natural Gas Development Co., Ltd.	176,000	1,238,661
#	Kyoei Tanker Co., Ltd.	92,000	256,116
	Mitsuuroko Co., Ltd.	207,000	1,434,075
#	Modec, Inc.	119,100	2,471,642
#	Nippon Gas Co., Ltd.	128,000	1,019,115

8

#	Sala Corp.	110,500	544,131
	San-Ai Oil Co., Ltd.	227,000	893,410
	Shinko Plantech Co., Ltd.	147,000	1,006,812
	Sinanen Co., Ltd.	234,000	1,164,354
#	Toa Oil Co., Ltd.	319,000	496,435
#	Toyo Kanetsu KK	436,000	1,030,211
Total Energy			14,015,797

Financials — (7.0%)
*	Azel Corp.	185,000	394,866
# *	Bank of the Ryukyus, Ltd.	87,980	1,821,318
#	Central Finance Co., Ltd.	298,000	1,793,364
	Century Leasing System, Inc.	160,500	2,062,163
#	Cosmo Securities Co., Ltd.	1,231,000	2,078,880
	Credia Co., Ltd.	28,000	218,437
	Daibiru Corp.	301,000	3,064,044
#	Daiko Clearing Services Corp.	45,000	632,459
#	Fukushima Bank, Ltd.	585,000	755,234
	Fuyo General Lease Co., Ltd.	93,000	2,613,600
	Gro-BeLS Co., Ltd.	134,000	188,590
	Higashi-Nippon Bank, Ltd.	569,000	2,427,858
	Ichiyoshi Securities Co., Ltd.	148,000	1,983,359
	Keihanshin Real Estate Co., Ltd.	134,000	943,323
# *	Kiyo Holdings, Inc.	803,000	1,300,678
#	Kobayashi Yoko Co., Ltd.	24,800	377,036
#	Kosei Securities Co., Ltd.	240,000	399,137
# *	Kyushu-Shinwa Holdings, Inc.	1,095,000	1,401,583
#	Marusan Securities Co., Ltd.	234,000	3,153,130
	Meiwa Estate Co., Ltd.	78,900	1,212,199
	Mito Securities Co., Ltd.	250,000	1,280,406
	Mitsubishi UFJ Financial Group, Inc.	1	11,452
	Miyazaki Bank, Ltd.	452,000	2,295,236
# *	Momiji Holdings, Inc.	743	1,793,060
	Nisshin Fudosan Co., Ltd.	72,600	1,041,663
#	Odakyu Real Estate Co., Ltd.	120,000	449,006
	Osaka Securities Finance Co., Ltd.	54,000	283,224
#	Pocket Card Co., Ltd.	82,000	740,522
	Ricoh Leasing Co., Ltd.	93,300	2,370,000
	Sankei Building Co., Ltd.	194,000	1,684,373
	Sanyo Electric Credit Co., Ltd.	114,800	2,037,177
# *	Seven Seas Holdings Co., Ltd.	160,000	266,169
	Shikoku Bank, Ltd.	676,000	3,081,987
	Shimizu Bank, Ltd.	29,100	1,224,529
	Shinki Co., Ltd.	192,100	1,056,704
	Shoei Co., Ltd.	34,848	1,079,363
#	Suruga Corp.	35,300	2,740,094
#	Tachihi Enterprise Co., Ltd.	42,650	1,658,823
	Takagi Securities Co., Ltd.	156,000	680,231
#	The Aichi Bank, Ltd.	28,700	3,225,166
	The Akita Bank, Ltd.	625,000	3,291,617
	The Aomori Bank, Ltd.	578,000	2,331,711
	The Bank of Ikeda, Ltd.	47,500	2,444,229
	The Bank of Iwate, Ltd.	53,200	3,135,918
	The Bank of Okinawa, Ltd.	69,400	2,727,698
	The Bank of Saga, Ltd.	534,000	1,900,249

9

*	The Chiba Kogyo Bank, Ltd.	158,700	2,670,137
	The Chukyo Bank, Ltd.	688,000	2,056,474
	The Daisan Bank, Ltd.	567,000	1,859,261
	The Daito Bank, Ltd.	376,000	571,156
	The Ehime Bank, Ltd.	488,000	2,011,674
	The Eighteenth Bank, Ltd.	562,000	2,833,494
#	The Fukui Bank, Ltd.	753,000	2,458,869
	The Hokuetsu Bank, Ltd.	797,000	2,053,857
	The Kagawa Bank, Ltd.	251,350	1,464,093
# *	The Kanto Tsukuba Bank, Ltd.	123,800	1,251,775
	The Kita-Nippon Bank, Ltd.	25,306	1,229,026
#	The Michinoku Bank, Ltd.	492,000	1,967,215
	The Minato Bank, Ltd.	1,203,000	3,092,123
	The Nagano Bank, Ltd.	263,000	930,744
	The Nisshin Fire & Marine Insurance Co., Ltd.	541,000	2,408,252
	The Oita Bank, Ltd.	447,000	3,214,218
	TOC Co., Ltd.	404,950	2,136,523
	Tochigi Bank, Ltd.	353,000	2,195,566
	Toho Bank, Ltd.	689,000	2,980,124
	Toho Real Estate Co., Ltd.	152,000	878,266
	Tohoku Bank, Ltd.	251,000	499,452
	Tokushima Bank, Ltd.	238,200	1,636,305
	Tokyo Rakutenchi Co., Ltd.	184,000	814,706
#	Tokyo Theatres Co., Inc.	199,000	506,273
#	Tokyu Community Corp.	43,500	1,284,983
#	Tokyu Livable, Inc.	44,100	3,576,995
	Tomato Bank, Ltd.	341,000	788,893
#	Tottori Bank, Ltd.	268,000	751,827
	Towa Bank, Ltd.	723,000	1,697,664
# *	Towa Real Estate Development Co., Ltd.	323,000	1,824,161
	Toyo Securities Co., Ltd.	282,000	1,349,322
	Yamagata Bank, Ltd.	543,000	2,889,703
	Yuraku Real Estate Co., Ltd.	146,000	921,081
Total Financials			132,456,077

Health Care — (2.6%)
	Aloka Co., Ltd.	86,000	792,486
	As One Corp.	58,980	1,504,736
	ASKA Pharmaceutical Co., Ltd.	90,000	785,544
#	Create Medic Co., Ltd.	21,000	230,992
#	Eiken Chemical Co., Ltd.	64,000	660,768
	FALCO biosystems, Ltd.	28,200	252,173
	Fuso Pharmaceutical Industries, Ltd.	268,000	813,291
#	Hitachi Medical Corp.	121,000	1,289,071
	Hogy Medical Co., Ltd.	50,000	2,211,008
	Iwaki & Co., Ltd.	55,000	137,467
#	Japan Medical Dynamic Marketing, Inc.	44,900	251,116
#	Jeol, Ltd.	252,000	1,607,074
	JMS Co., Ltd.	92,000	296,496
#	Kaken Pharmaceutical Co., Ltd.	356,000	2,424,590
	Kawamoto Corp.	4,000	21,039
	Kawanishi Holdings, Ltd.	7,400	112,645
	Kawasumi Laboratories, Inc.	45,000	251,702
#	Kissei Pharmaceutical Co., Ltd.	176,000	3,035,878
#	KYORIN Co., Ltd.	203,000	2,196,513

10

	Mochida Pharmaceutical Co., Ltd.	412,000	3,396,269
#	Nichii Gakkan Co.	110,900	1,734,099
#	Nihon Kohden Corp.	139,000	2,462,904
#	Nikkiso Co., Ltd.	222,000	2,094,526
# *	Nippon Chemiphar Co., Ltd.	102,000	587,424
	Nippon Shinyaku Co., Ltd.	215,000	1,752,516
#	Nipro Corp.	193,000	3,519,998
	Nissui Pharmaceutical Co., Ltd.	55,800	411,048
	Paramount Bed Co., Ltd.	95,000	1,633,248
	Rion Co., Ltd.	5,000	40,167
#	Rohto Pharmaceutical Co., Ltd.	344,000	3,655,263
	Seikagaku Corp.	171,100	1,840,922
#	SSP Co., Ltd.	388,000	2,207,165
	Torii Pharmaceutical Co., Ltd.	87,400	1,607,767
#	Towa Pharmaceutical Co., Ltd.	48,000	1,216,223
	Vital-Net, Inc.	120,100	674,276
	Wakamoto Pharmaceutical Co., Ltd.	77,000	312,990
#	Zeria Pharmaceutical Co., Ltd.	141,000	1,288,254
Total Health Care			49,309,648

Industrials — (20.2%)
# *	A&A Material Corp.	190,000	289,872
#	Advan Co., Ltd.	76,700	874,112
#	ADVANEX, Inc.	97,000	242,465
	Aica Kogyo Co., Ltd.	222,000	2,871,120
	Aichi Corp.	245,700	2,300,004
	Aida Engineering, Ltd.	113,000	699,260
	Airport Facilities Co., Ltd.	157,970	939,937
	Airtech Japan, Ltd.	20,100	206,473
#	Alps Logistics Co., Ltd.	48,700	906,135
#	Altech Co., Ltd.	23,000	91,838
	Altech Corp.	23,250	287,288
	Amano Corp.	251,000	3,218,770
	Ando Corp.	230,000	466,677
	Anest Iwata Corp.	145,000	671,191
*	Arai-Gumi, Ltd.	59,550	88,258
#	ART Corp.	32,000	888,316
	Asahi Diamond Industrial Co., Ltd.	230,000	1,631,667
	Asahi Kogyosha Co., Ltd.	78,000	306,604
	Asahi Pretec Corp.	108,450	2,507,235
	Asanuma Corp.	189,000	362,093
	Asia Air Survey Co., Ltd.	32,000	117,020
#	Asia Securities Printing Co., Ltd.	118,000	1,188,428
#	Asunaro Aoki Construction Co., Ltd.	146,000	1,025,500
#	Ataka Construction & Engineering Co., Ltd.	60,000	188,668
	Bando Chemical Industries, Ltd.	308,000	1,388,652
	Biken Techno Corp.	14,100	107,426
#	BSL Corp.	649,354	688,164
	Bunka Shutter Co., Ltd.	216,000	1,201,308
	Central Glass Co., Ltd.	617,000	3,414,103
	Central Security Patrols Co., Ltd.	31,400	256,159
	Chudenko Corp.	191,000	2,937,183
#	Chugai Ro Co., Ltd.	296,000	892,976
	Chuo Denki Kogyo Co., Ltd.	54,000	190,570
#	CKD Corp.	202,000	2,305,639

11

	Commuture Corp.	136,202	1,116,687
	Cosel Co., Ltd.	125,500	2,193,384
	CTI Engineering Co., Ltd.	38,200	263,823
	Dai-Dan Co., Ltd.	141,000	788,218
	Daihen Corp.	415,000	2,093,737
#	Daiho Corp.	164,000	404,104
	Dai-Ichi Jitsugyo Co., Ltd.	160,000	757,303
	Daimei Telecom Engineering Corp.	127,000	1,317,128
#	Daiseki Co., Ltd.	90,360	2,004,025
# *	Daisue Construction Co., Ltd.	242,500	239,737
	Daiwa Industries, Ltd.	149,000	1,030,344
	Danto Holdings Corp.	78,000	296,364
#	Densei-Lambda KK	53,184	838,035
	Denyo Co., Ltd.	83,000	939,069
	DMW Corp.	1,600	55,616
#	Eneserve Corp.	69,800	360,136
# *	Enshu, Ltd.	128,000	357,160
# *	Fudo Construction Co., Ltd.	466,200	423,363
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	63,910
#	Fujita Corp.	115,010	473,451
	Fujitec Co., Ltd.	287,000	1,793,313
	Fukuda Corp.	113,000	424,788
	Fukusima Industries Corp.	25,500	294,418
#	Fukuyama Transporting Co., Ltd.	864,000	2,889,933
*	Funai Consulting, Co., Ltd.	94,000	572,441
#	Furukawa Co., Ltd.	1,165,000	2,934,315
	Furusato Industries, Ltd.	46,000	676,288
#	Futaba Corp.	116,300	3,090,937
	Gecoss Corp.	94,300	540,008
# *	GS Yuasa Corp.	1,109,000	2,668,506
#	Hakuyosha Co., Ltd.	88,000	272,094
	Haltec Corp.	32,000	60,505
# *	Hamai Co., Ltd.	77,000	174,515
	Hanwa Co., Ltd.	664,000	2,413,723
#	Hazama Corp.	293,600	521,424
	Hibiya Engineering, Ltd.	117,000	1,014,556
#	Hisaka Works, Ltd.	41,000	795,739
	Hitachi Metals Techno, Ltd.	37,500	165,604
#	Hitachi Plant Technologies, Ltd.	617,570	3,429,171
#	Hitachi Tool Engineering, Ltd.	86,000	1,311,726
	Hitachi Transport System, Ltd.	345,000	3,373,944
*	Hitachi Zosen Corp.	1,857,500	1,955,012
	Hokuriku Electrical Construction Co., Ltd.	56,000	183,195
#	Hosokawa Micron Corp.	129,000	980,725
#	Howa Machinery, Ltd.	338,000	472,278
	IBJ Leasing Co., Ltd.	113,800	2,841,604
*	Ichiken Co., Ltd.	79,000	173,746
#	Idec Corp.	117,500	1,870,411
#	Iino Kaiun Kaisha, Ltd.	343,000	3,183,793
	i-Logistics Corp.	91,000	265,124
#	Inaba Denki Sangyo Co., Ltd.	77,900	2,432,820
	Inabata and Co., Ltd.	190,000	1,407,147
# *	Inoue Kogyo Co., Ltd.	357,000	245,254
#	Inui Steamship Co., Ltd.	68,000	229,739
#	Iseki & Co., Ltd.	659,000	1,972,121

12

# *	Ishikawa Seisakusho, Ltd.	116,000	145,598
	Ishikawajima Construction Materials Co., Ltd.	43,000	94,677
	Ishikawajima Transport Machinery Co., Ltd.	64,000	271,035
	Itoki Crebio Corp.	152,000	1,920,950
	Iwasaki Electric Co., Ltd.	238,000	566,293
#	Iwatani International Corp.	775,000	2,264,771
# *	J Bridge Corp.	154,000	390,071
#	Jalux, Inc.	39,100	727,906
#	Jamco Corp.	82,000	908,982
	Japan Airport Terminal Co., Ltd.	305,700	3,333,123
# *	Japan Bridge Corp.	31,000	28,400
#	Japan Cash Machine Co., Ltd.	88,915	1,342,944
	Japan Foundation Engineering Co., Ltd.	79,700	313,791
#	Japan Kenzai Co., Ltd.	72,640	499,788
#	Japan Maintenance Co., Ltd.	60,200	1,247,298
#	Japan Pulp and Paper Co., Ltd.	447,000	1,722,589
#	Japan Servo Co., Ltd.	80,000	156,379
	Japan Steel Tower Co., Ltd.	44,000	206,032
#	Japan Transcity Corp.	190,000	937,066
	JFE Shoji Holdings, Inc.	754,000	3,176,174
	K.R.S. Corp.	34,200	498,205
# *	Kamagai Gumi Co., Ltd.	419,800	1,114,028
	Kamei Corp.	110,000	787,284
	Kanaden Corp.	95,000	607,560
	Kanagawa Chuo Kotsu Co., Ltd.	169,000	781,140
	Kanamoto Co., Ltd.	80,000	599,886
# *	Kanematsu Corp.	1,306,625	2,040,268
# *	Kanematsu-NNK Corp.	94,000	143,234
#	Katakura Industries Co., Ltd.	104,000	1,539,870
	Kato Works Co., Ltd.	158,000	622,816
	Kawada Industries, Inc.	126,000	308,287
# *	Kimmon Manufacturing Co., Ltd.	141,000	300,044
# *	Kimura Chemical Plants Co., Ltd.	45,000	115,280
#	Kinki Sharyo Co., Ltd.	182,000	775,161
*	Kinsho Corp.	21,000	62,141
	Kintetsu World Express, Inc.	108,600	2,510,002
	Kioritz Corp.	180,000	486,297
#	Kitagawa Iron Works Co., Ltd.	306,000	709,990
#	Kitano Construction Corp.	237,000	585,714
	Kitazawa Sangyo Co., Ltd.	45,500	169,973
#	Kitz Corp.	372,000	2,981,377
	Koike Sanso Kogyo Co., Ltd.	104,000	333,309
	Koito Industries, Ltd.	102,000	423,165
*	Kokusai Kogyo Co., Ltd.	88,000	265,591
#	Komai Tekko, Inc.	88,000	245,433
	Komatsu Wall Industry Co., Ltd.	29,400	454,159
	Kondotec, Inc.	30,000	248,593
	Kosaido Co., Ltd.	71,000	449,879
	Kuroda Electric Co., Ltd.	103,100	883,422
	Kyodo Printing Co., Ltd.	282,000	1,009,827
#	Kyoei Sangyo Co., Ltd.	80,000	298,546
#	Kyokuto Boeki Kaisha, Ltd.	63,000	192,586
	Kyokuto Kaihatsu Kogyo Co., Ltd.	132,400	1,034,296
	Kyosan Electric Manufacturing Co., Ltd.	170,000	589,650
#	Kyowa Exeo Corp.	160,000	1,672,314

13

	Kyudenko Corp.	244,000	1,263,083
*	Link Consulting Associates - Japan Corp.	24,300	40,777
*	Lonseal Corp.	127,000	283,267
#	Maeda Corp.	572,000	2,498,859
	Maeda Road Construction Co., Ltd.	294,000	2,129,990
	Maezawa Industries, Inc.	59,300	362,249
	Maezawa Kaisei Industries Co., Ltd.	48,200	727,307
	Makino Milling Machine Co., Ltd.	345,000	2,939,590
	Marubeni Construction Material Lease Co., Ltd.	78,000	181,832
	Maruwn Corp.	66,000	251,214
#	Maruyama Manufacturing Co., Inc.	123,000	337,951
	Maruzen Showa Unyu Co., Ltd.	276,000	960,526
#	Matsuda Sangyo Co., Ltd.	72,300	1,387,153
	Matsui Construction Co., Ltd.	73,600	300,554
*	Matsuo Bridge Co., Ltd.	72,000	93,865
	Max Co., Ltd.	168,000	2,340,162
#	Meidensha Corp.	702,050	2,531,475
# *	Meiji Machine Co., Ltd.	144,000	124,513
#	Meiji Shipping Co., Ltd.	85,000	262,038
*	Meisei Industrial Co., Ltd.	29,000	129,569
#	Meitec Corp.	115,600	3,553,127
	Meito Transportation Co., Ltd.	22,000	168,206
# *	Meiwa Trading Co., Ltd.	119,000	306,069
	Mirai Group Co., Ltd.	69,000	129,768
#	Mitsubishi Cable Industries, Ltd.	643,000	1,133,820
# *	Mitsubishi Kakoki Kaisha, Ltd.	212,000	575,048
	Mitsubishi Pencil Co., Ltd.	103,000	1,250,459
	Mitsuboshi Belting, Ltd.	240,000	1,513,716
# *	Mitsui Matsushima Co., Ltd.	191,000	253,793
	Mitsui-Soko Co., Ltd.	421,000	2,309,839
	Mitsumura Printing Co., Ltd.	82,000	365,389
	Miura Co., Ltd.	132,400	3,193,362
	Miura Printing Corp.	19,000	58,391
# *	Miyaji Engineering Group	148,000	174,034
# *	Mori Denki Mfg. Co., Ltd.	628,000	143,897
	Morita Corp.	137,000	911,771
	Moshi Moshi Hotline, Inc.	51,600	1,945,578
	Mystar Engineering Corp.	15,600	87,930
	Nabtesco Corp.	270,000	3,075,872
	NAC Co., Ltd.	25,100	474,759
	Nachi-Fujikoshi Corp.	604,000	2,915,132
*	Nakano Corp.	77,000	154,075
	NEC System Integration & Construction, Ltd.	152,600	1,613,692
	Nichias Corp.	385,000	2,709,892
	Nichiban Co., Ltd.	105,000	430,427
#	Nichiha Corp.	112,980	1,516,547
*	Nihon Spindle Manufacturing Co., Ltd.	88,000	212,061
	Nikko Co., Ltd.	98,000	270,157
	Nippei Toyama Corp.	153,000	1,160,211
	Nippo Corp.	367,000	2,988,464
	Nippon Carbon Co., Ltd.	335,000	1,214,822
# *	Nippon Conveyor Co., Ltd.	168,000	190,624
	Nippon Densetsu Kogyo Co., Ltd.	203,000	1,317,142
	Nippon Denwa Shisetu Co., Ltd.	162,000	593,477
	Nippon Hume Corp.	76,000	238,127

14

	Nippon Jogesuido Sekkei Co., Ltd.	232	272,814
	Nippon Kanzai Co., Ltd.	58,900	1,290,087
	Nippon Koei Co., Ltd., Tokyo	263,000	735,801
	Nippon Konpo Unyu Soko Co., Ltd.	216,000	2,806,525
#	Nippon Parking Development Co., Ltd.	10,141	1,624,738
	Nippon Seisen Co., Ltd.	68,000	269,985
	Nippon Sharyo, Ltd.	414,000	1,023,970
	Nippon Signal Co., Ltd.	176,000	1,208,873
	Nippon Thompson Co., Ltd.	233,000	2,261,416
	Nippon Tungsten Co., Ltd.	64,000	183,093
#	Nippon Yusoki Co., Ltd.	116,000	584,301
#	Nishimatsu Construction Co., Ltd.	872,000	3,258,840
*	Nishishiba Electric Co., Ltd.	73,000	112,576
	Nissei Corp.	91,200	978,632
	Nissei Plastic Industrial Co., Ltd.	58,000	467,961
	Nissin Corp.	310,000	1,200,593
#	Nissin Electric Co., Ltd.	327,000	1,268,966
	Nitchitsu Co., Ltd.	28,000	95,504
	Nitta Corp.	91,000	1,732,806
	Nitto Boseki Co., Ltd.	793,000	2,619,126
	Nitto Electric Works, Ltd.	138,600	2,486,258
	Nitto Kohki Co., Ltd.	71,300	1,522,074
#	Nitto Seiko Co., Ltd.	115,000	848,402
# *	Nittoc Construction Co., Ltd.	93,000	96,127
	Noda Corp.	33,800	127,291
	Nomura Co., Ltd.	160,000	887,848
	Noritz Corp.	157,200	2,738,750
	Obayashi Road Corp.	106,000	229,527
	Odakyu Construction Co., Ltd.	29,000	77,237
# *	Ohmori Co., Ltd.	95,400	33,871
#	Oiles Corp.	72,760	1,661,589
	Okabe Co., Ltd.	160,000	645,509
#	Okamoto Machine Tool Works, Ltd.	128,000	542,514
#	Okamura Corp.	341,000	3,978,863
#	Oki Electric Cable Co., Ltd.	93,000	230,811
	OKK Corp.	204,000	632,259
#	Okumura Corp.	632,000	3,468,428
#	O-M, Ltd.	107,000	375,009
#	Onoken Co., Ltd.	62,800	746,981
#	Organo Corp.	163,000	1,396,156
	Oriental Construction Co., Ltd.	65,900	243,060
	Original Engineering Consultants Co., Ltd.	9,000	35,065
	Oyo Corp.	94,000	1,005,223
	P.S. Mitsubishi Construction Co., Ltd.	76,800	307,374
*	Pasco Corp.	180,500	311,639
#	Pasona, Inc.	1,313	2,544,087
	Patlite Corp.	56,480	551,611
# *	Penta-Ocean Construction Co., Ltd.	1,579,000	2,130,657
# *	PIA Corp.	29,500	438,172
	Pilot Corp.	115	690,013
	Raito Kogyo Co., Ltd.	150,200	497,522
#	Rasa Industries, Ltd.	181,000	830,033
	Rheon Automatic Machinery Co., Ltd.	64,000	204,339
#	Riken Electric Wire Co., Ltd.	39,000	72,637
	Ryobi, Ltd.	519,000	3,891,413

15

# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	102,522
# *	Sailor Pen Co., Ltd.	74,000	100,893
#	Sakai Heavy Industries, Ltd.	96,000	217,051
# *	Sakurada Co., Ltd.	225,000	110,591
# *	Sanix, Inc.	96,200	255,259
	Sanki Engineering Co., Ltd.	239,000	1,420,785
	Sanko Metal Industrial Co., Ltd.	88,000	186,336
	Sankyo-Tateyama Holdings, Inc.	1,032,000	2,348,316
	Sanritsu Corp.	12,700	113,102
	Sanyo Denki Co., Ltd.	186,000	1,225,360
	Sanyo Engineering & Construction, Inc.	48,000	251,193
	Sanyo Industries, Ltd., Tokyo	72,000	167,100
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	473,000	1,295,669
# *	Sata Construction Co., Ltd., Gumma	180,000	166,332
	Sato Corp.	98,500	1,981,665
	Sato Shoji Corp.	58,000	541,299
	Sawafuji Electric Co., Ltd.	48,000	137,092
	Secom Joshinetsu Co., Ltd.	34,800	665,401
	Secom Techno Service Co., Ltd.	39,000	1,717,495
	Seibu Electric Industry Co., Ltd.	46,000	250,103
	Seika Corp.	258,000	611,420
# *	Seikitokyu Kogyo Co., Ltd.	335,000	315,309
	Sekisui Jushi Co., Ltd.	135,000	940,968
	Senko Co., Ltd.	327,000	987,227
	Senshu Electric Co., Ltd.	29,800	732,855
#	Shibaura Mechatronics Corp.	152,000	814,173
	Shibusawa Warehouse Co., Ltd.	228,000	984,069
	Shibuya Kogyo Co., Ltd.	84,500	783,987
#	Shima Seiki Manufacturing Co., Ltd.	115,300	2,681,752
	Shin Nippon Air Technologies Co., Ltd.	70,980	529,799
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	508,702
#	Shinko Electric Co., Ltd.	447,000	1,549,176
	Shin-Kobe Electric Machinery Co., Ltd.	151,000	743,226
#	Shinmaywa Industries, Ltd.	368,000	1,762,801
	Shinsho Corp.	219,000	586,931
#	Shinwa Kaiun Kaisha, Ltd.	445,000	1,343,762
	Shiraishi Corp.	25,000	33,473
#	Sho-Bond Corp.	77,200	693,988
#	Shoko Co., Ltd.	284,000	486,553
#	Showa Aircraft Industry Co., Ltd.	100,000	1,373,950
#	Showa KDE Co., Ltd.	95,000	205,257
	Sintokogio, Ltd.	178,000	1,879,506
	Soda Nikka Co., Ltd.	58,000	236,322
	Sodick Co., Ltd.	170,000	1,306,365
	Space Co., Ltd.	60,720	465,946
	STB Leasing Co., Ltd.	61,000	766,834
	Subaru Enterprise Co., Ltd.	59,000	194,836
	Sugimoto & Co., Ltd.	30,000	481,824
# *	Sumitomo Coal Mining Co., Ltd.	524,500	702,485
	Sumitomo Densetsu Co., Ltd.	85,800	265,140
# *	Sumitomo Mitsui Construction Co., Ltd.	193,560	616,725
#	Sumitomo Precision Products Co., Ltd.	139,000	714,970
	Sumitomo Warehouse Co., Ltd.	280,000	2,001,319
	Sun Wave Corp.	120,000	366,985
#	SWCC Showa Holdings Co., Ltd.	665,000	935,377

16

#	Tadano, Ltd.	392,000	3,609,778
	Taihei Dengyo Kaisha, Ltd.	136,000	863,570
	Taihei Kogyo Co., Ltd.	220,000	556,725
# *	Taiheiyo Kouhatsu, Inc.	142,000	165,917
	Taiho Kogyo Co., Ltd.	85,100	1,147,219
#	Taikisha, Ltd.	118,000	1,439,718
	Taisei Rotec Corp.	230,000	428,922
	Takada Kiko Co., Ltd.	44,000	156,509
	Takano Co., Ltd.	47,000	767,118
#	Takaoka Electric Manufacturing Co., Ltd.	280,000	567,321
#	Takara Printing Co., Ltd.	33,055	356,232
	Takara Standard Co., Ltd.	471,000	2,697,393
	Takasago Thermal Engineering Co., Ltd.	262,000	2,220,096
#	Takashima & Co., Ltd.	110,000	202,339
	Takigami Steel Construction Co., Ltd.	50,000	325,688
#	Takuma Co., Ltd.	268,000	1,409,291
	Tanseisha Co., Ltd.	58,000	256,254
	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	446,457
*	TC Properties Co., Ltd.	579,000	0
	TCM Corp.	242,000	767,614
	Techno Associe Co., Ltd.	53,900	547,642
	Techno Ryowa, Ltd.	38,200	222,740
#	Teikoku Electric Manufacturing Co., Ltd.	21,200	327,717
	Tekken Corp.	478,000	929,467
	Teraoka Seisakusho Co., Ltd.	47,000	379,042
	Tetra Co., Ltd.	64,000	142,476
#	The Keihin Co., Ltd.	178,000	776,759
	The Kodensha Co., Ltd.	25,000	80,269
	The Nippon Road Co., Ltd.	299,000	669,211
	The Yasuda Warehouse Co., Ltd.	84,000	812,572
	Toa Corp.	675,000	794,488
#	Toa Doro Kogyo Co., Ltd.	124,000	290,817
# *	Tobishima Corp.	1,231,500	971,480
	Tocalo Co., Ltd.	48,000	1,590,383
	Todentu Corp.	98,000	296,252
	Toenec Corp.	301,000	1,253,612
#	Tokai Lease Co., Ltd.	60,000	129,153
	Tokimec, Inc.	254,000	580,038
	Toko Electric Corp.	72,000	351,711
	Tokyo Biso Kogyo Corp.	19,000	113,363
	Tokyo Energy & Systems, Inc.	115,000	980,678
#	Tokyo Kikai Seisakusho, Ltd.	255,000	803,344
	Tokyo Leasing Co., Ltd.	194,300	2,495,909
	Tokyo Sangyo Co., Ltd.	65,000	232,202
	Toli Corp.	173,000	525,401
	Tomoe Corp.	99,000	331,740
	Tonami Transportation Co., Ltd.	277,000	740,859
#	Tori Holdings Co., Ltd.	2,809,000	1,189,266
#	Torishima Pump Manufacturing Co., Ltd.	87,000	696,840
	Toshiba Plant Kensetsu Co., Ltd.	297,000	1,423,491
	Tosho Printing Co., Ltd.	192,000	640,396
	Totetsu Kogyo Co., Ltd.	97,000	571,677
# *	Toyo Construction Co., Ltd.	919,000	771,061
#	Toyo Electric Co., Ltd.	121,000	708,302
#	Toyo Engineering Corp.	529,000	2,204,866

17

#	Toyo Machinery & Metal Co., Ltd.	61,000	517,696
#	Toyo Shutter Co., Ltd.	11,800	161,307
#	Toyo Wharf & Warehouse Co., Ltd.	204,000	407,867
	Trusco Nakayama Corp.	100,700	1,912,700
	Tsubaki Nakashima Co., Ltd.	160,400	2,360,164
	Tsubakimoto Chain Co.	592,000	2,733,797
	Tsubakimoto Kogyo Co., Ltd.	78,000	276,109
	Tsudakoma Corp.	164,000	346,904
#	Tsugami Corp.	272,000	1,554,155
#	Tsukishima Kikai Co., Ltd.	140,000	1,523,395
	Tsurumi Manufacturing Co., Ltd.	77,000	805,312
	Tsuzuki Denki Co., Ltd.	58,000	216,362
	TTK Co., Ltd.	46,000	291,913
	Uchida Yoko Co., Ltd.	165,000	916,152
	Ueki Corp.	47,000	93,570
	UFJ Central Leasing Co., Ltd.	69,000	3,168,005
#	Union Tool Co.	68,200	2,840,255
	Utoc Corp.	68,000	230,796
# *	Venture Link Co., Ltd.	382,500	1,031,186
	Wakachiku Construction Co., Ltd.	395,000	642,196
	Weathernews, Inc.	20,000	105,752
#	Yahagi Construction Co., Ltd.	114,000	444,750
#	Yamato Corp.	68,000	276,290
	Yamaura Corp.	40,500	121,073
	Yamazen Co., Ltd.	274,000	1,620,758
	Yokogawa Bridge Corp.	98,400	478,342
	Yondenko Corp.	108,800	562,643
*	Yuasa Trading Co., Ltd.	721,000	1,246,985
	Yuken Kogyo Co., Ltd.	107,000	275,341
	Yurtec Corp.	253,000	1,176,419
#	Yushin Precision Equipment Co., Ltd.	42,940	851,966
Total Industrials			380,268,545

Information Technology — (9.4%)
	Aichi Tokei Denki Co., Ltd.	113,000	339,827
	Aiphone Co., Ltd.	58,900	1,008,353
# *	Allied Telesis Holdings KK	237,600	445,419
#	Alpha Systems, Inc.	38,500	999,713
#	Anritsu Corp.	373,000	1,998,022
	AOI Electronics Co., Ltd.	35,500	773,886
*	Apic Yamada Corp.	20,000	112,381
	Argo 21 Corp.	27,700	248,334
#	Arisawa Manufacturing Co., Ltd.	139,400	1,704,172
	CAC Corp.	65,100	580,796
	Canon Electronics, Inc.	88,000	3,088,036
	Canon Finetech, Inc.	130,070	2,283,401
#	Capcom Co., Ltd.	174,300	2,530,055
	Chino Corp.	143,000	469,705
#	CMK Corp.	191,000	2,001,738
	Computer Engineering & Consulting, Ltd.	49,800	627,401
	Core Corp.	37,700	295,776
	Cresco, Ltd.	11,600	116,106
*	Daiko Denshi Tsushin, Ltd.	23,000	52,139
	Daiwabo Information System Co., Ltd.	52,500	671,126
#	Denki Kogyo Co., Ltd.	214,000	1,857,970

18

	DKK-TOA Corp.	31,000	74,776
#	Dodwell B.M.S., Ltd.	125,400	772,664
	DTS Corp.	38,500	1,435,014
#	eAccess, Ltd.	3,747	2,258,115
	Eizo Nanao Corp.	70,100	1,809,596
*	Elna Co., Ltd.	97,000	133,227
#	Enplas Corp.	57,900	922,123
# *	Epson Toyocom Corp.	409,000	3,059,954
	ESPEC Corp.	70,000	902,703
# *	FDK Corp.	314,000	499,957
	Fuji Soft, Inc.	106,000	2,771,581
# *	Fujitsu Access, Ltd.	70,600	458,637
	Fujitsu Devices, Inc.	71,000	907,228
	Fujitsu Fronttec, Ltd.	64,200	496,515
	Fuso Dentsu Co., Ltd.	16,000	66,799
#	Future System Consulting Corp.	1,217	977,223
#	GMO Internet, Inc.	177,000	1,981,249
	Graphtec Corp.	39,000	70,645
	Hakuto Co., Ltd.	71,800	985,928
	Hitachi Business Solution Co., Ltd.	32,900	209,304
	Hitachi Information Systems, Ltd.	133,400	2,526,242
#	Hitachi Kokusai Electric, Inc.	319,000	3,711,486
#	Hitachi Software Engineering Co., Ltd.	194,800	3,474,123
	Hitachi Systems & Services, Ltd.	76,000	1,479,303
	Hochiki Corp.	70,000	391,248
#	Hokuriku Electric Industry Co., Ltd.	286,000	838,872
#	Horiba, Ltd.	103,000	3,141,946
	Hosiden Corp.	227,400	2,648,618
	Icom, Inc.	45,100	1,323,512
# *	Ikegami Tsushinki Co., Ltd.	137,000	214,101
# *	Ines Corp.	140,500	954,256
	I-Net Corp.	36,800	283,048
#	Information Services International-Dentsu, Ltd.	82,500	816,410
#	Intec, Inc.	147,128	1,973,219
#	Invoice, Inc.	33,711	1,157,020
#	Ishii Hyoki Co., Ltd.	18,500	378,025
# *	Iwatsu Electric Co., Ltd.	311,000	505,184
	Japan Aviation Electronics Industry, Ltd.	183,000	2,590,393
	Japan Business Computer Co., Ltd.	59,900	484,368
	Japan Digital Laboratory Co., Ltd.	101,900	1,583,187
	Japan Information Processing Service Co., Ltd.	47,400	256,800
*	Japan Radio Co., Ltd.	394,000	1,033,272
	Jastec Co., Ltd.	47,200	467,211
	JIEC Co., Ltd.	87	90,454
	Kaga Electronics Co., Ltd.	87,600	1,645,545
	Kanematsu Electronics, Ltd.	68,300	479,433
	Kasuga Electric Works, Ltd.	44,000	208,064
	Kawatetsu Systems, Inc.	174	203,241
	Koa Corp.	134,700	1,840,368
#	Koei Co., Ltd.	111,500	1,822,263
#	Komatsu Electronics Metals Co., Ltd.	88,200	3,487,676
# *	Kubotek Corp.	285	136,362
	Kyoden Co., Ltd.	141,000	570,244
	Kyowa Electronic Instruments Co., Ltd.	52,000	185,661
	Macnica, Inc.	56,800	1,621,838

19

	Marubeni Infotec Corp.	21,000	57,032
	Marubun Corp.	86,500	1,185,575
	Maruwa Co., Ltd.	31,400	766,050
	Maspro Denkoh Corp.	53,900	469,164
#	Megachips Corp.	78,500	1,337,074
#	Melco Holdings, Inc.	9,000	262,885
	Mimasu Semiconductor Industry Co., Ltd.	13,781	287,683
	Miroku Jyoho Service Co., Ltd.	63,000	183,720
#	Mitsui High-Tec, Inc.	128,300	1,552,978
	Mitsui Knowledge Industry Co., Ltd.	29,100	374,756
#	Mitsumi Electric Co., Ltd.	228,000	3,148,848
	Moritex Corp.	35,100	196,195
*	Mutoh Industries, Ltd.	130,000	251,246
*	Nagano Japan Radio Co., Ltd.	85,000	130,366
	Nakayo Telecommunications, Inc.	49,000	175,812
#	NEC Fielding, Ltd.	168,300	2,191,393
	NEC Mobiling, Ltd.	43,100	844,496
#	NEC Tokin Corp.	349,000	1,813,063
#	Net One Systems Co., Ltd.	1,630	2,267,849
#	Netmarks, Inc.	432	392,089
#	New Japan Radio Co., Ltd.	72,000	473,070
#	NextCom K.K.	1,000	291,927
	Nichicon Corp.	260,200	3,447,686
#	Nihon Dempa Kogyo Co., Ltd.	62,500	2,625,269
#	Nihon Inter Electronics Corp.	94,700	722,752
	Nippon Avionics Co., Ltd.	62,000	250,466
	Nippon Ceramic Co., Ltd.	72,000	916,880
	Nippon Chemi-Con Corp.	398,000	2,847,659
	Nippon Systemware Co., Ltd.	30,000	199,706
	Nissho Electronics Corp.	65,800	491,444
#	NIWS Co. HQ, Ltd.	2,099	1,515,787
	Nohmi Bosai, Ltd.	130,000	890,932
	NS Solutions Corp.	48,600	1,264,727
	NSD Co., Ltd.	73,800	3,010,260
	Okaya Electric Industries Co., Ltd.	49,000	267,659
	Ono Sokki Co., Ltd.	81,000	527,703
	Origin Electric Co., Ltd.	85,000	514,343
	Osaki Electric Co., Ltd.	103,000	1,014,361
	PCA Corp.	17,500	319,563
*	Pulstec Industrial Co., Ltd.	21,200	65,566
	Ricoh Elemex Corp.	63,000	533,943
	Rikei Corp.	22,500	72,578
	Riken Keiki Co., Ltd.	59,400	516,214
#	Roland DG Corp.	50,500	1,618,953
	Ryoden Trading Co., Ltd.	142,000	1,010,645
	Ryosan Co., Ltd.	117,900	3,022,576
#	Ryoyo Electro Corp.	100,300	1,402,522
	Sanko Co., Ltd.	22,000	126,856
	Sanshin Electronics Co., Ltd.	95,000	974,639
	Satori Electric Co., Ltd.	54,880	827,188
	Sekonic Corp.	36,000	87,111
#	Shindengen Electric Manufacturing Co., Ltd.	236,000	1,148,347
#	Shinkawa, Ltd.	61,100	1,374,125
	Shinko Shoji Co., Ltd.	64,000	926,021
	Shizuki Electric Co., Inc.	78,000	355,571

20

	Siix Corp.	33,300	461,667
	SMK Corp.	241,000	1,653,872
	Software Research Associates, Inc.	41,000	617,561
	Sokkisha Co., Ltd.	85,000	326,244
	Sorun Corp.	79,900	729,457
*	SPC Electronics Corp.	48,200	149,243
	Star Micronics Co., Ltd.	168,000	3,201,550
#	Sumida Corp.	60,849	1,235,357
	Sumisho Computer Systems Corp.	160,100	3,233,779
	SunTelephone Co., Ltd.	92,000	703,813
	Tachibana Eletech Co., Ltd.	64,100	675,302
	Tamura Corp.	234,000	815,609
#	Tamura Taiko Holdings, Inc.	163,000	566,677
# *	Teac Corp.	584,000	647,971
	Teikoku Tsushin Kogyo Co., Ltd.	156,000	819,950
#	TIS, Inc.	121,800	2,878,876
	TKC Corp.	94,500	1,796,512
#	Toko, Inc.	309,000	952,214
#	Tokyo Denpa Co., Ltd.	19,800	301,814
	Tokyo Electron Device, Ltd.	248	564,982
	Tomen Electronics Corp.	48,500	825,939
#	Tose Co., Ltd.	17,800	198,932
	Toshiba Ceramics Co., Ltd.	459,000	2,257,834
*	Totoku Electric Co., Ltd., Tokyo	91,000	149,462
	Toukei Computer Co., Ltd.	23,510	304,565
# *	Towa Corp.	61,400	411,505
# *	Towa Meccs Corp.	127,000	117,489
#	Toyo Corp.	100,400	1,367,813
#	Trans Cosmos, Inc.	145,400	2,861,897
#	Tsuzuki Densan Co., Ltd.	22,500	111,749
	Uniden Corp.	197,000	2,084,707
	Yamaichi Electronics Co., Ltd.	56,000	625,886
	Yaskawa Information Systems Corp.	40,000	167,192
	Ye Data, Inc.	43,000	143,250
	Yokowo Co., Ltd.	56,400	764,035
	Zuken, Inc.	83,000	853,673
Total Information Technology			176,642,288

Materials — (7.8%)
	Achilles Corp.	549,000	1,017,801
	Adeka Corp.	201,000	2,149,551
	Agro-Kanesho Co., Ltd.	7,000	57,570
	Arakawa Chemical Industries, Ltd.	60,100	635,330
	Aronkasei Co., Ltd.	107,000	554,944
	Asahi Organic Chemicals Industry Co., Ltd.	301,000	1,159,880
	Chuetsu Pulp and Paper Co., Ltd.	358,000	776,140
# *	Chugai Mining Co., Ltd.	564,300	416,849
#	Chugoku Marine Paints, Ltd.	214,000	1,233,251
#	Chugokukogyo Co., Ltd.	88,000	308,431
*	Co-Op Chemical Co., Ltd.	163,000	237,732
#	Dai Nippon Toryo, Ltd.	415,000	629,344
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	101,000	277,281
#	Daiken Corp.	372,000	1,310,738
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	282,000	1,490,309

21

#	Daio Paper Corp.	331,000	2,940,791
#	Daiso Co., Ltd.	336,000	1,007,226
	DC Co., Ltd.	75,000	332,116
	Dijet Industrial Co., Ltd.	58,000	137,058
	Dynapac Co., Ltd.	25,000	95,421
	FP Corp.	68,400	2,338,780
#	Fujikura Kasei Co., Ltd.	74,000	697,636
	Fumakilla, Ltd.	59,000	155,751
	Geostar Corp.	10,000	59,633
#	Godo Steel, Ltd.	488,000	2,629,590
#	Gun-Ei Chemical Industry Co., Ltd.	239,000	715,873
	Harima Chemicals, Inc.	69,000	479,527
#	Hodogaya Chemical Co., Ltd.	232,000	749,480
	Hokkan Holdings, Ltd.	198,000	689,355
	Hokko Chemical Industry Co., Ltd.	71,000	270,792
#	Hokuetsu Paper Mills, Ltd.	513,000	3,109,674
#	Hokushin Co., Ltd.	64,000	119,889
	Honshu Chemical Industry Co., Ltd.	29,000	325,674
#	Ihara Chemical Industry Co., Ltd.	126,000	403,088
	ISE Chemicals Corp.	75,000	681,105
*	Ishihara Sangyo Kaisha, Ltd.	1,178,500	1,787,401
#	Ishii Iron Works Co., Ltd.	77,000	173,809
#	Japan Carlit Co., Ltd.	46,000	286,809
	JSP Corp.	92,400	789,341
#	Kanto Denka Kogyo Co., Ltd.	174,000	1,164,779
	Kasei (C.I.) Co., Ltd.	89,000	326,515
	Katakura Chikkarin Co., Ltd.	43,000	171,526
#	Kawasaki Kasei Chemicals, Ltd.	88,000	146,059
#	Kishu Paper Co., Ltd.	233,000	374,914
	Koatsu Gas Kogyo Co., Ltd.	167,000	995,171
	Kohsoku Corp.	48,000	300,765
	Konishi Co., Ltd.	51,700	491,068
	Kumiai Chemical Industry Co., Ltd.	263,000	584,575
	Kureha Corp.	584,000	2,626,805
#	Kurimoto, Ltd.	380,000	958,254
#	Kurosaki Harima Corp.	247,000	877,812
#	MEC Co., Ltd.	55,500	784,728
	Mesco, Inc.	30,000	168,451
# *	Mitsubishi Paper Mills, Ltd.	999,000	1,828,229
	Mitsubishi Plastics, Inc.	680,000	1,972,844
#	Mitsubishi Steel Manufacturing Co., Ltd.	494,000	2,496,094
# *	Mitsui Mining Co., Ltd.	654,000	1,102,061
	Mory Industries, Inc.	108,000	338,008
	Nakabayashi Co., Ltd.	147,000	339,973
	Nakayama Steel Works, Ltd.	415,000	1,417,606
#	Neturen Co., Ltd., Tokyo	135,000	1,472,525
#	Nichia Steel Works, Ltd.	134,900	495,153
	Nichireki Co., Ltd.	74,000	242,693
#	Nifco, Inc.	167,000	3,624,352
	Nihon Kagaku Sangyo Co., Ltd.	44,000	311,221
	Nihon Matai Co., Ltd.	82,000	200,151
	Nihon Nohyaku Co., Ltd.	207,000	800,643
	Nihon Parkerizing Co., Ltd.	204,000	3,404,485
	Nihon Seiko Co., Ltd.	18,000	60,248
# *	Nippon Carbide Industries Co., Inc.	163,000	354,202

22

	Nippon Chemical Industrial Co., Ltd.	273,000	811,354
#	Nippon Chutetsukan KK	73,000	146,013
	Nippon Concrete Industries Co., Ltd.	134,000	360,827
#	Nippon Denko Co., Ltd.	331,000	1,362,093
	Nippon Fine Chemical Co., Ltd.	82,000	478,182
	Nippon Foil Mfg., Co., Ltd.	51,000	85,936
# *	Nippon Kasei Chemical Co., Ltd.	318,000	546,920
#	Nippon Kinzoku Co., Ltd.	161,000	336,039
#	Nippon Koshuha Steel Co., Ltd.	396,000	717,654
#	Nippon Metal Industry Co., Ltd.	544,000	1,276,138
	Nippon Paint Co., Ltd.	798,000	4,160,176
	Nippon Pigment Co., Ltd.	11,000	34,626
#	Nippon Pillar Packing Co., Ltd.	64,000	775,636
*	Nippon Soda Co., Ltd.	492,000	2,481,182
#	Nippon Valqua Industries, Ltd.	282,000	942,201
#	Nippon Yakin Kogyo Co., Ltd.	288,500	1,315,463
	Nittetsu Mining Co., Ltd.	253,000	1,987,279
	Nitto FC Co., Ltd.	72,000	453,989
	NOF Corp.	633,000	3,959,874
	Okamoto Industries, Inc.	370,000	1,351,693
	Okura Industrial Co., Ltd.	192,000	881,649
	Osaka Steel Co., Ltd.	134,400	2,300,364
	Riken Technos Corp.	202,000	815,136
#	S Science Co., Ltd.	3,050,000	905,337
#	S.T. Chemical Co., Ltd.	91,700	1,194,496
	Sakai Chemical Industry Co., Ltd.	331,000	1,652,079
	Sakata INX Corp.	186,000	951,618
#	Sanyo Chemical Industries, Ltd.	362,000	2,470,221
	Sanyo Special Steel Co., Ltd.	153,000	1,184,820
	Sekisui Plastics Co., Ltd.	285,000	948,313
	Shikoku Chemicals Corp.	183,000	1,158,122
	Shinagawa Refractories Co., Ltd.	178,000	606,359
	Shin-Etsu Polymer Co., Ltd.	243,000	3,497,005
	Showa Denko KK	118,800	512,898
	Showa Tansan Co., Ltd.	49,000	187,273
	Somar Corp.	43,000	163,021
#	Stella Chemifa Corp.	37,500	1,330,449
#	Sumitomo Light Metal Industries, Ltd.	1,172,000	2,455,573
	Sumitomo Osaka Cement Co., Ltd.	215,000	638,374
	Sumitomo Pipe & Tube Co., Ltd.	87,000	430,602
	Sumitomo Seika Chemicals Co., Ltd.	211,000	1,232,649
	Taisei Lamick Co., Ltd.	15,300	414,671
#	Takasago International Corp.	313,000	1,507,633
	Takiron Co., Ltd.	236,000	861,376
	Tayca Corp.	124,000	343,293
#	The Nippon Synthetic Chemical Industry Co., Ltd.	304,000	1,083,604
# *	Titan Kogyo Kabushiki Kaisha	59,000	101,450
	Toagosei Co., Ltd.	843,000	3,367,257
#	Toda Kogyo Corp.	127,000	482,339
	Tohcello Co., Ltd.	105,000	1,331,181
# *	Toho Rayon Co., Ltd.	426,000	3,074,922
#	Toho Zinc Co., Ltd.	395,000	3,061,629
*	Tohpe Corp.	36,000	50,899
#	Tokai Carbon Co., Ltd.	651,360	4,151,824
#	Tokai Pulp & Paper Co., Ltd.	198,000	623,649

23

	Tokushu Paper Manufacturing Co., Ltd.	146,000	736,323
	Tokyo Rope Manufacturing Co., Ltd.	447,000	869,867
	Tokyo Tekko Co., Ltd.	131,000	1,074,948
	Tomoegawa Paper Co., Ltd.	96,000	379,355
	Tomoku Co., Ltd.	247,000	561,144
#	Topy Industries, Ltd.	676,000	2,592,819
#	Toyo Kohan Co., Ltd.	278,000	1,059,587
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	475,642
	TYK Corp.	82,000	200,546
	Ube Material Industries, Ltd.	222,000	652,867
#	Wood One Co., Ltd.	137,000	1,285,087
	Yamamura Glass Co., Ltd.	369,000	1,055,145
	Yodogawa Steel Works, Ltd.	569,000	2,726,984
	Yuki Gosei Kogyo Co., Ltd.	49,000	168,300
#	Yushiro Chemical Industry Co., Ltd.	45,000	900,531
Total Materials			147,957,385

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	372
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	847
	Kirayaka Holdings, Inc.	98,000	229,629
*	Maruishi Holdings Co., Ltd.	214,000	1,812
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,007
*	Takarabune Corp.	26,000	0
Total Other			233,667

Telecommunication Services — (0.1%)
	JSAT Corp.	1,049	2,470,107

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	188,000	488,614
	Hokuriku Gas Co., Ltd.	94,000	298,691
	Okinawa Electric Power Co., Ltd.	51,110	2,999,564
#	Saibu Gas Co., Ltd.	1,161,000	2,634,641
	Shizuoka Gas Co., Ltd.	221,000	1,632,809
	Tokai Corp.	226,000	832,596
Total Utilities			8,886,915

TOTAL COMMON STOCKS			1,368,901,062

24

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (27.5%)
@	Repurchase Agreement, Bank of America Securities 5.375%, 10/02/06 (Collateralized by $198,314,527 FNMA 7.063%(r), 12/01/35 & 5.00%, 02/01/36, valued at $176,460,001) to be repurchased at $173,077,490	$173,000	173,000,000

@	Repurchase Agreement, Countrywide Securities 5.38%, 10/02/06 (Collateralized by $2,263,221 FNMA 5.50%, 09/25/32, valued at $2,744,340) to be repurchased at $2,691,333	2,690	2,690,127

@	Repurchase Agreement, Deutsche Bank Securities 5.35%, 10/02/06 (Collateralized by $124,258,987 FNMA, rates ranging from 5.00% to 6.00%, maturities ranging from 07/01/18 to 07/01/36, valued at $105,060,000) to be repurchased at $103,045,921	103,000	103,000,000

@	Repurchase Agreement, Merrill Lynch 5.35%, 10/02/06 (Collateralized by $82,027,825 FHLMC, rates ranging from 4.50% to 7.50%, maturities ranging from 05/01/08 to 09/01/36 & FNMA, rates ranging from 5.50% to 6.50%, maturities ranging from 07/01/11 to 09/01/36, valued at $51,003,999) to be repurchased at $50,022,292	50,000	50,000,000

	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 10/02/06 (Collateralized by $4,661,000 FNMA 4.68%, 06/15/11, valued at $4,661,000) to be repurchased at $4,593,986	4,592	4,592,000

@	Repurchase Agreement, UBS Warburg LLC 5.35%, 10/02/06 (Collateralized by $333,624,442 FHLMC, rates ranging from 5.50% to 7.50%, maturities ranging from 08/01/10 to 09/01/36 & FNMA, rates ranging from 5.50% to 9.50%, maturities ranging from 11/01/09 to 07/01/36, valued at $188,701,529) to be repurchased at $185,082,479	185,000	185,000,000

TOTAL TEMPORARY CASH INVESTMENTS			518,282,127

TOTAL INVESTMENTS - (100.0%) (Cost $1,824,514,895) ##			$1,887,183,189

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

		Shares	Value ††

AUSTRALIA — (42.3%)
COMMON STOCKS — (42.3%)
	A.I., Ltd.	351,686	$105,925
#	AAV, Ltd.	256,027	214,030
	ABB Grain, Ltd.	559,327	2,787,605
*	Acclaim Exploration NL	435,905	18,873
*	Adacel Technologies, Ltd.	113,249	42,898
*	Adamus Resources, Ltd.	284,933	142,162
	ADCorp Australia, Ltd.	123,389	45,899
#	Adelaide Bank, Ltd.	418,267	4,004,561
	Adelaide Brighton, Ltd.	2,083,812	3,662,748
*	Admiralty Resources NL	1,732,343	104,419
#	Adsteam Marine, Ltd.	1,063,826	1,849,294
	Adtrans Group, Ltd.	32,047	74,368
*	Advanced Magnesium, Ltd.	16,619	3,916
*	AFT Corp., Ltd.	495,284	4,067
*	Agenix, Ltd.	333,983	34,987
*	Agincourt Resources, Ltd.	371,147	288,663
*	Aim Resources, Ltd.	2,073,831	209,098
*	Ainsworth Game Technology, Ltd.	393,653	115,779
*	AJ Lucas Group, Ltd.	151,268	90,057
*	Alchemia, Ltd.	291,093	140,930
#	Alesco Corp., Ltd.	281,231	1,969,295
*	Alkane Exploration, Ltd.	504,063	73,060
*	Allegiance Mining NL	2,338,425	522,255
# *	Alliance Resources, Ltd.	624,207	371,455
*	Allied Medical, Ltd.	11,746	0
	Altium, Ltd.	162,100	66,365
*	Amadeus Energy, Ltd.	694,953	528,090
	Amalgamated Holdings, Ltd.	369,007	1,311,346
	Amcom Telecommunications, Ltd.	596,711	73,311
*	Ammtec, Ltd.	8,165	26,121
*	Anadis, Ltd.	136,900	25,518
	Ansell, Ltd.	602,086	4,749,979
*	Antaeus Energy, Ltd.	193,687	13,425
*	Antares Energy, Ltd.	510,462	167,598
# *	Anzon Australia, Ltd.	367,321	384,548
	AP Eagers, Ltd.	29,619	179,011
*	AP Eagers, Ltd.	3,604	21,760
*	Aquila Resources, Ltd.	14,300	71,082
	ARB Corporation, Ltd.	254,104	675,802
*	ARC Energy, Ltd.	827,541	887,160
	Ariadne Australia, Ltd.	286,001	92,919
*	Arrow Energy NL	1,344,460	641,285
*	ASG Group, Ltd.	30,071	18,484

1

	Aspen Group, Ltd.	648,464	861,802
*	Astron, Ltd.	72,300	129,280
	Atlas Group Holding, Ltd.	331,019	227,048
	Atlas South Sea Pearl, Ltd.	82,585	20,034
*	Aurora Oil & Gas, Ltd.	202,200	75,405
	Ausdrill, Ltd.	510,583	539,973
*	AuSelect, Ltd.	190,564	164,711
*	Ausmelt, Ltd.	44,765	22,284
#	Auspine, Ltd.	198,619	631,964
	Ausron, Ltd.	60,281	1,797
	Austal, Ltd.	729,599	1,750,653
# *	Austar United Communications, Ltd.	4,174,881	3,642,232
#	Austereo Group, Ltd.	1,400,179	1,918,457
	Austin Group, Ltd.	70,265	14,113
#	Australand Property Group	815,559	1,105,801
#	Australian Agricultural Co., Ltd.	958,019	1,239,962
	Australian Infrastructure Fund	1,487,845	2,426,648
	Australian Pharmaceutical Industries, Ltd.	1,014,953	1,679,884
#	Australian Pipeline Trust	1,088,353	3,941,974
# *	Australian Worldwide Exploration, Ltd.	1,801,281	3,877,301
*	Auto Group, Ltd.	41,309	5,542
# *	Autron Corporation, Ltd.	989,247	62,315
	Avatar Industries, Ltd.	195,019	229,826
*	Avexa, Ltd.	84,701	14,495
#	AVJennings Homes, Ltd.	846,418	716,238
	AWB, Ltd.	1,290,972	3,143,301
*	Aztec Resources, Ltd.	2,371,592	397,281
*	B Digital, Ltd.	2,450,714	282,862
*	Babcock & Brown Environmental Investments, Ltd.	468,765	654,344
# *	Ballarat Goldfields NL	4,399,876	555,430
#	Bank of Queensland, Ltd.	407,863	4,699,919
	Baxter Group, Ltd.	143,509	427,235
#	BayCorp Advantage, Ltd.	882,122	1,994,778
#	Beach Petroleum, Ltd.	2,112,023	2,227,510
	Beaconsfield Gold NL	89,078	28,548
#	Bendigo Bank, Ltd.	381,292	4,106,233
# *	Bendigo Mining NL	1,678,447	1,708,123
*	Betcorp, Ltd.	55,406	82,286
	Beyond International, Ltd.	61,256	31,958
# *	Biota Holdings, Ltd.	659,602	653,747
#	Blackmores, Ltd.	62,368	681,986
*	Blina Diamonds, Ltd. NL	15,073	6,062
*	BMA Gold, Ltd.	710,924	137,102
	Bolnisi Gold NL	1,033,630	1,972,298
	Boom Logistics, Ltd.	667,064	1,925,549
# *	Boulder Group NL	968,036	466,960
*	BQT Solutions, Ltd.	179,898	10,328
#	Bradken, Ltd.	392,576	1,755,126
	Brazin, Ltd.	336,893	324,160
*	Breakaway Resporces. Ltd.	60,846	18,140
	Brickworks, Ltd.	24,266	211,384
	Bridgestone Australia, Ltd.	80,100	171,210
	Broadcast Services Australia, Ltd.	351,743	62,917
#	Cabcharge Australia, Ltd.	433,290	2,589,657

2

*	Calliden Group, Ltd.	464,993	138,686
	Campbell Brothers, Ltd.	200,613	2,660,089
	Candle Australia, Ltd.	187,377	466,653
*	Cape Range Wireless, Ltd.	3,581,304	8,029
# *	Capral Aluminium, Ltd.	743,515	653,560
	Cardno, Ltd.	144,533	509,641
# *	CBH Resources, Ltd.	2,198,613	752,082
*	CCI Holdings, Ltd.	20,000	5,206
*	CDS Technologies, Ltd.	96,299	118,794
	CEC Group, Ltd.	129,524	170,756
	Cedar Woods Properties, Ltd.	87,353	287,445
*	Cellestis, Ltd.	362,010	720,491
	Cellnet Group, Ltd.	154,345	164,701
*	Centamin Egypt, Ltd.	1,611,779	757,021
#	Centennial Coal, Ltd.	1,127,915	3,091,659
*	Centralian Minerals, Ltd.	41,182	0
*	Ceramic Fuel Cells, Ltd.	489,608	271,585
	Chandler Macleod, Ltd.	80,000	50,510
*	Chemeq, Ltd.	166,742	32,299
*	ChemGenex Pharmaceuticals, Ltd.	261,684	93,400
	Chiquita Brands South Pacific, Ltd.	355,481	196,895
*	Chrome Corp., Ltd.	64,000	381
*	Chrome Corp., Ltd.	32,000	191
*	Circadian Technologies, Ltd.	64,591	66,791
*	Citigold Corp., Ltd.	2,204,125	719,140
#	City Pacific, Ltd.	478,816	1,656,461
# *	Climax Mining, Ltd.	1,216,446	397,580
*	Clinuvel Pharmaceuticals, Ltd.	150,000	51,326
# *	Clough, Ltd.	1,621,911	544,794
*	Clover Corp., Ltd.	269,348	26,954
*	Cluff Resources Pacific NL	911,746	10,180
	CMI, Ltd.	81,810	73,779
*	CO2 Group, Ltd.	280,693	43,947
	Coates Hire, Ltd.	985,819	4,183,750
	Codan, Ltd.	142,942	141,959
#	Coffey International, Ltd.	276,235	734,634
#	Collection House, Ltd.	311,854	282,028
#	Colorado Group, Ltd.	321,714	1,003,076
#	Commander Communications, Ltd.	859,865	1,239,097
# *	Compass Resources NL	326,327	1,187,836
# *	ConnectEast Group	4,799,600	4,702,641
*	Conquest Mining, Ltd.	80,000	24,320
#	Consolidated Minerals, Ltd.	827,856	1,079,792
	Consolidated Rutile, Ltd.	1,351,830	594,604
*	Coplex Resources NL	231,400	15,522
# *	Copperco, Ltd.	1,026,363	320,534
#	Corporate Express Australia, Ltd.	712,055	2,787,569
	Count Financial, Ltd.	887,498	1,490,190
	Coventry Group, Ltd.	118,992	369,102
*	CPI, Ltd.	68,585	23,002
#	Crane Group, Ltd.	243,668	2,166,167
*	Crescent Gold, Ltd.	380,000	84,806
*	Croesus Mining NL	878,058	179,965
*	Cue Energy Resources, Ltd.	452,354	47,026

3

*	Customers, Ltd.	1,607,640	233,425
*	Cytopia, Ltd.	187,724	96,911
	Danks Holdings, Ltd.	10,425	54,416
#	DCA Group, Ltd.	1,820,485	4,650,821
	Devine, Ltd.	405,536	312,486
*	Dioro Exploration NL	297,142	13,748
	Dominion Mining, Ltd.	277,017	228,475
# *	Dragon Mining NL	836,493	93,206
*	Drillsearch Energy, Ltd.	650,000	60,620
#	DUET Group	398,368	821,858
*	Eastern Star Gas, Ltd.	200,000	21,496
*	Echelon Resources, Ltd.	7,950	2,917
*	Ellex Medical Lasers, Ltd.	162,000	93,489
*	emitch, Ltd.	459,631	328,821
*	Emporer Mines, Ltd.	1,284,668	323,989
#	Energy Developments, Ltd.	508,969	1,736,408
*	Energy World Corp., Ltd.	545,630	127,415
*	engin, Ltd.	674,773	138,081
#	Envestra, Ltd.	3,213,656	2,838,064
*	Environmental Solutions International, Ltd.	13,473	3,399
	Equigold NL	645,805	679,374
*	ERG, Ltd.	2,119,350	283,177
*	Espreon, Ltd.	178,000	74,290
#	Excel Coal, Ltd.	703,810	4,987,995
*	Falcon Minerals, Ltd.	335,397	121,218
#	Fantastic Holdings, Ltd.	363,333	850,171
# *	Felix Resources, Ltd.	710,775	1,461,765
*	First Australian Resources, Ltd.	818,074	72,894
#	FKP, Ltd.	742,332	3,125,197
#	Fleetwood Corp., Ltd.	185,642	920,964
#	Flight Centre, Ltd.	328,031	3,299,646
	Forest Enterprises Australia, Ltd.	994,236	429,485
	Funtastic, Ltd.	485,637	578,612
	Futuris Corp., Ltd.	2,838,292	4,286,694
	Gale Pacific, Ltd.	125,851	87,639
	GasNet Australia Group	538,000	1,197,414
	Gazal Corp., Ltd.	104,542	190,705
# *	Genetic Technologies, Ltd.	830,383	218,996
# *	Geodynamics, Ltd.	428,007	330,229
# *	Gindalbie Metals, Ltd.	1,170,000	371,142
*	Giralia Resources NL	104,350	21,008
*	Global Television, Ltd.	80,023	52,494
*	Globe International, Ltd.	882,836	157,727
*	Gold Aura, Ltd.	61,645	2,925
*	Golden Gate Petroleum, Ltd.	480,988	150,840
*	Goldstream Mining NL	372,242	125,655
	Gowing Bros., Ltd.	79,311	191,854
#	Graincorp, Ltd. Series A	120,408	717,400
	Grand Hotel Group	826,037	665,632
*	Grange Resources, Ltd.	288,220	311,749
#	GRD, Ltd.	712,853	1,067,529
*	Great Gold Mines NL	17,866	828
#	Great Southern Plantations, Ltd.	1,195,805	2,218,463
	Green’s Foods, Ltd.	202,281	108,449

4

*	GroPep, Ltd.	40,000	60,008
#	GUD Holdings, Ltd.	233,672	1,220,777
#	Gunns, Ltd.	1,268,985	2,417,246
	GWA International, Ltd.	1,044,164	2,532,606
# *	Hardman Resources, Ltd.	2,750,141	4,178,775
#	Healthscope, Ltd.	816,894	2,874,793
*	Herald Resources, Ltd.	683,377	518,585
*	Heron Resources, Ltd.	175,000	85,453
	HGL, Ltd.	94,486	136,957
#	Hills Industries, Ltd.	677,780	2,352,232
#	Home Building Society, Ltd.	35,800	368,480
*	Horizon Oil, Ltd.	2,124,446	491,220
#	Housewares International, Ltd.	377,271	487,365
	HPAL, Ltd.	362,199	434,968
# *	Hutchison Telecommunications (Australia), Ltd.	1,839,781	328,877
#	IBA Health, Ltd.	1,196,206	879,902
	IBT Education, Ltd.	767,394	1,037,599
*	ICSGlobal, Ltd.	177,934	29,812
#	iiNet, Ltd.	351,613	182,182
#	Iluka Resources, Ltd.	784,920	4,151,760
	Imdex, Ltd.	513,660	268,338
	Incitec Pivot, Ltd.	226,180	4,357,526
#	Independence Group NL	441,857	1,314,588
*	Independent Practitioner Network, Ltd.	457,414	61,062
*	Indophil Resources NL	1,369,295	780,176
*	Industrea, Ltd.	330,338	35,703
	Infomedia, Ltd.	1,219,082	600,442
#	Institute of Drug Technology Australia, Ltd.	82,205	98,258
	Integrated Group, Ltd.	240,339	404,822
	Integrated Research, Ltd.	261,513	103,346
*	Intellect Holdings, Ltd.	48,362	13,362
*	Intermoco, Ltd.	2,462,900	67,917
	International All Sports, Ltd.	58,815	11,974
*	Intrepid Mines, Ltd.	320,115	232,301
#	Invocare, Ltd.	374,135	1,466,427
#	IOOF Holdings, Ltd.	249,558	1,737,209
#	Iress Market Technology, Ltd.	422,700	1,971,875
	IWL, Ltd.	231,277	886,961
*	Ixla, Ltd.	89,921	1,541
# *	Jabiru Metals, Ltd.	1,215,563	501,328
#	JB Hi-Fi, Ltd.	391,211	1,510,340
#	Jones (David), Ltd.	1,735,211	4,501,283
#	Jubilee Mines NL	494,194	3,755,383
*	Jumbuck Entertainment, Ltd.	7,000	10,477
#	Just Group, Ltd.	859,700	2,400,886
	K&S Corp., Ltd.	140,818	373,244
# *	Kagara Zinc, Ltd.	746,498	2,953,313
*	Keycorp, Ltd.	156,412	95,671
# *	Kimberley Diamond Co. NL	296,906	211,909
*	Kings Minerals NL	516,989	136,298
#	Kingsgate Consolidated, Ltd.	325,178	1,112,379
	Kresta Holdings, Ltd.	231,002	38,882
# *	Lafayette Mining, Ltd.	2,923,208	172,433
*	Lakes Oil NL	5,026,217	52,426

5

	Lemarne Corp., Ltd.	30,790	64,360
*	Leyshon Resources, Ltd.	103,357	31,747
*	Life Therapeutics, Ltd.	348,857	394,807
	Lighting Corp., Ltd.	180,200	71,175
	Lipa Pharmaceuticals, Ltd.	293,300	160,056
*	Longreach Group, Ltd.	276,023	8,651
*	Lycopodium, Ltd.	30,000	71,447
*	Lynas Corp., Ltd.	738,846	165,213
#	MacArthur Coal, Ltd.	688,740	2,360,479
	MacMahon Holdings, Ltd.	1,914,184	1,112,903
*	Macmin Silver, Ltd.	1,367,493	305,326
*	Macquarie Corporate Telecommunications, Ltd.	35,019	24,547
*	Magellan Petroleum Corp. CDI	24,570	26,552
*	Magnesium International, Ltd.	32,803	4,148
*	Marion Energy, Ltd.	724,742	394,118
*	Maryborough Sugar Factory, Ltd.	600	5,205
*	Matrix Oil NL	284,505	16,963
	MaxiTRANS Industries, Ltd.	637,133	259,092
#	McGuigan Simeon Wines, Ltd.	457,911	836,408
	McMillan Shakespeare, Ltd	56,000	150,442
#	McPherson’s, Ltd.	235,658	338,275
	Melbourne IT, Ltd.	194,436	333,349
*	Metabolic Pharmaceuticals, Ltd.	783,048	252,332
# *	Metal Storm, Ltd.	1,482,706	138,366
	MFS, Ltd.	281,961	838,888
*	Midwest Corp., Ltd.	544,068	210,713
*	Miller’s Retail, Ltd.	964,574	1,134,355
	Minara Resources, Ltd.	1,726,210	5,247,579
	Mincor Resources NL	758,770	785,134
*	Mineral Deposits, Ltd.	331,000	326,278
#	Monadelphous Group, Ltd.	314,760	1,477,381
#	Mortgage Choice, Ltd.	444,700	861,521
*	Mosaic Oil NL	1,420,299	153,884
# *	Mount Gibson Iron, Ltd.	1,476,850	759,776
*	Multiemedia, Ltd.	4,822,552	25,221
*	MXL, Ltd.	932,804	63,601
#	MYOB, Ltd.	1,324,634	1,029,605
	Namoi Cotton Cooperative, Ltd.	176,490	81,580
	National Can Industries, Ltd.	97,017	143,339
	National Hire Group, Ltd.	102,000	144,255
	New Hope Corp., Ltd.	2,878,357	2,932,899
*	Niagara Mining, Ltd.	763,656	219,488
*	Nido Petroleum, Ltd.	2,578,767	345,789
*	North Australian Diamonds, Ltd.	2,366,474	93,484
*	Norwood Abbey, Ltd.	326,063	33,006
# *	Novogen, Ltd.	367,501	841,147
#	Nufarm, Ltd.	287,774	2,099,485
# *	Nylex, Ltd.	3,234,837	115,613
	Oakton, Ltd.	310,432	913,587
#	OAMPS, Ltd.	576,048	1,929,075
*	Occupational & Medical Innovations, Ltd.	31,208	9,194
# *	Oceana Gold, Ltd.	1,603,800	817,733
*	Optiscan Imaging, Ltd.	37,101	12,415
*	Orbital Corp., Ltd.	537,358	37,382

6

*	Orchard Petroleum, Ltd.	708,000	305,557
#	OrotonGroup, Ltd.	79,968	107,535
	Pacific Brands, Ltd.	1,946,813	3,668,291
	Pacific Group, Ltd.	529,159	589,933
# *	Paladin Resources, Ltd.	75,132	265,626
*	Palm Springs, Ltd.	278,505	5,598
*	Pan Australian Resources, Ltd.	5,452,477	1,115,256
*	Pan Pacific Petroleum NL	491,700	54,870
*	Panbio, Ltd.	58,078	10,150
	Paperlinx, Ltd.	1,762,481	5,053,429
*	Payce Consolidated, Ltd.	29,670	57,715
	PCH Group, Ltd.	647,651	260,354
#	Peet, Ltd.	589,612	1,817,826
*	People Telecom, Ltd.	535,431	26,776
# *	Peptech, Ltd.	634,000	618,739
#	Perilya, Ltd.	605,915	1,295,959
# *	Perseverance Corp., Ltd.	2,149,546	558,859
*	Petra Diamonds, Ltd.	65,193	131,806
*	Petsec Energy, Ltd.	507,520	884,292
# *	Pharmaxis, Ltd.	654,099	1,097,358
*	Planet Gas, Ltd.	395,000	99,986
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	55,519
*	Platinum Australia, Ltd.	667,124	417,242
# *	PMP, Ltd.	1,163,268	1,298,520
*	Polartechnics, Ltd.	57,873	4,118
#	Port Bouvard, Ltd.	240,678	586,361
*	Port Douglas Reef Resorts, Ltd.	251,655	0
*	Portman, Ltd.	24,657	87,290
*	PowerTel, Ltd. Series B	175,372	135,912
*	Prana Biotechnology, Ltd.	195,424	65,417
*	Precious Metals Australia, Ltd.	188,084	252,481
#	Primary Health Care, Ltd.	494,692	4,486,885
	Prime Television, Ltd.	416,327	1,062,873
# *	Primelife Corp., Ltd.	527,461	425,046
*	Progen Industries, Ltd.	146,935	321,706
	Programmed Maintenance Service, Ltd.	262,214	814,715
	Promentum, Ltd.	181,910	183,111
# *	pSvida, Ltd.	1,423,508	328,716
#	Queensland Cotton Holdings, Ltd.	89,966	237,979
#	Ramsay Health Care, Ltd.	430,216	3,221,302
	Raptis Group, Ltd.	12,000	9,299
#	RCR Tomlinson, Ltd.	409,646	677,107
#	Rebel Sport, Ltd.	295,305	836,002
# *	Redflex Holdings, Ltd.	324,553	556,257
# *	Redport, Ltd.	1,380,196	149,159
	Reece Australia, Ltd.	251,463	3,230,027
# *	Renison Consolidated Mines NL	1,028,286	176,153
#	Repco Corp., Ltd.	686,916	629,833
*	Repcol, Ltd.	554,848	140,715
# *	Resolute Mining, Ltd.	859,834	926,352
*	Resonance Health, Ltd.	51,212	811
# *	Resource Pacific Holdings, Ltd.	619,600	517,399
#	Ridley Corp., Ltd.	1,077,566	909,943

7

# *	Riversdale Mining, Ltd.	409,635	406,970
*	Roc Oil Co., Ltd.	806,738	2,189,419
	Rock Building Society, Ltd.	25,092	95,726
	Ross Human Directions, Ltd.	139,123	54,385
	Rural Press, Ltd.	462,886	3,828,324
*	Ruralco Holdings, Ltd.	65,840	179,156
#	S8, Ltd.	320,050	1,021,392
#	SAI Global, Ltd.	572,208	1,445,670
*	Salinas Energy, Ltd.	279,790	89,313
*	Sally Malay Mining, Ltd.	686,733	651,534
#	Salmat, Ltd.	423,303	988,605
*	Samson Oil & Gas, Ltd.	257,861	55,880
*	Scarborough Minerals P.L.C. CDI	43,536	40,235
#	Schaffer Corp., Ltd.	33,766	154,575
	SDI, Ltd.	367,829	205,738
#	Select Harvests, Ltd.	153,080	1,390,256
#	Senetas Corp., Ltd.	1,608,690	556,593
	Servcorp, Ltd.	237,004	962,470
#	Seven Network, Ltd.	224,582	1,471,874
*	Shield Mining, Ltd.	72,292	9,968
# *	Silex System, Ltd.	519,205	1,495,754
# *	Sino Gold, Ltd.	581,251	1,815,310
*	Sino Strategic International, Ltd.	124,164	271,646
*	Sirtex Medical, Ltd.	126,309	216,487
	Skilled Group, Ltd.	305,416	1,259,402
*	SMC Gold, Ltd.	1,359,620	121,734
	Smorgon Steel Group, Ltd.	3,274,819	4,060,769
	SMS Management & Technology, Ltd.	250,004	678,126
#	Southern Cross Broadcasting (Australia), Ltd.	235,819	2,266,481
*	Southern Pacific Petroleum NL	698,740	0
#	SP Telemedia, Ltd.	1,168,723	661,175
*	Sphere Investments, Ltd.	361,460	268,209
#	Spotless Group, Ltd.	837,136	2,878,128
*	ST Synergy, Ltd.	33,420	79,811
# *	St. Barbara, Ltd.	2,915,573	1,038,026
*	Starpharma Holdings, Ltd.	497,958	178,436
	Straits Resources, Ltd.	677,332	2,017,401
*	Strategic Minerals Corp. NL	358,100	38,502
*	Strathfield Group, Ltd.	492,553	11,419
	Stuart Petroleum, Ltd.	201,731	195,739
#	STW Communications Group, Ltd.	769,336	1,598,412
*	Summit Resources, Ltd.	670,828	780,367
*	Sundance Resources, Ltd.	4,006,948	239,362
#	Sunland Group, Ltd.	990,214	1,746,463
	Super Cheap Auto Group, Ltd.	400,306	745,727
#	Sydney Attractions Group, Ltd.	69,185	310,207
*	Sydney Gas, Ltd.	661,636	130,689
	Symex Holdings, Ltd.	311,160	175,844
	Talent2 International, Ltd.	156,903	186,868
*	Tandou, Ltd.	5,115	3,053
# *	Tap Oil, Ltd.	597,002	738,985
	Tassal Group, Ltd.	114,849	120,676
#	Technology One, Ltd.	1,008,372	631,894
*	Tectonic Resources NL	259,183	24,146

8

#	Ten Network Holdings, Ltd.	1,548,662	3,364,097
	Thakral Holdings Group	2,257,843	1,419,347
#	The Reject Shop, Ltd.	85,126	500,778
#	Timbercorp, Ltd.	1,103,275	2,296,540
*	Toodyay Resources, Ltd.	20,163	255
*	Tooth & Co., Ltd.	153,000	6,728
	Total Communications Infrastructure, Ltd.	393,053	356,598
*	Tox Free Solutions, Ltd.	190,409	192,357
	Transfield Services, Ltd.	768,280	4,837,299
	Triako Resources, Ltd.	31,217	35,882
	Troy Resources NL	140,242	255,578
	Trust Company of Australia, Ltd.	75,179	673,513
*	Unilife Medical Solutions, Ltd.	147,406	20,768
*	Union Resources, Ltd.	1,290,000	36,591
	United Group, Ltd.	393,438	4,161,878
*	Universal Resources, Ltd.	109,414	11,429
*	Unwired Group, Ltd.	775,038	202,510
	UXC, Ltd.	627,620	610,097
	VeCommerce, Ltd.	13,680	23,028
# *	Ventracor, Ltd.	983,127	573,420
*	Victoria Petroleum NL	3,680,492	73,965
*	View Resources, Ltd.	140,000	19,294
	Villa World, Ltd.	334,626	440,646
*	Village Life, Ltd.	203,651	25,844
	Village Roadshow, Ltd.	591,536	1,079,552
#	Vision Group Holdings, Ltd.	242,360	676,971
	Vision Systems, Ltd.	645,192	1,522,445
	Waterco, Ltd.	33,300	69,620
#	Watpac, Ltd.	339,784	605,559
#	Wattyl, Ltd.	275,974	580,550
# *	Webjet, Ltd.	1,172,242	288,259
*	Webster, Ltd.	122,278	70,989
*	Wedgetail Exploration NL	141,342	26,258
*	Wentworth Mutual, Ltd.	9,500,000	191,689
# *	Western Areas NL	552,516	1,086,560
*	Western Areas NL	63,598	125,135
#	WHK Group, Ltd.	294,928	1,298,669
	Wide Bay Australia, Ltd.	47,718	394,908
	Willmott Forests, Ltd.	51,672	50,053
*	Zenyth Therapeutics, Ltd.	211,023	130,606
TOTAL COMMON STOCKS			362,483,978

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Class A	303,417	505,302

RIGHTS/WARRANTS — (0.0%)
*	Alliance Resources, Ltd. Rights 10/18/06	34,678	0
*	Arrow Energy NL Warrants 12/01/06	90,473	1,821
*	Chrome Corp., Ltd. Options 09/30/06	32,000	95
*	Gold Aura, Ltd. Options 03/31/09	10,274	191
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	7,451
*	Polartechnics, Ltd. Options 11/28/06	7,234	54
TOTAL RIGHTS/WARRANTS			9,612

TOTAL — AUSTRALIA			362,998,892

9

HONG KONG — (22.1%)
COMMON STOCKS — (22.1%)
*	139 Holdings, Ltd.	620,000	26,192
	ABC Communications (Holdings), Ltd.	930,000	59,658
	Aeon Credit Service (Asia) Co., Ltd.	740,000	555,782
	Alco Holdings, Ltd.	1,290,000	647,907
	Allan International Holdings, Ltd.	592,000	75,977
	Allied Group, Ltd.	645,200	1,895,106
	Allied Properties, Ltd.	1,130,600	1,216,325
*	Anex International Holdings, Ltd.	152,000	1,735
*	Applied International Holdings, Ltd.	1,243,000	89,402
*	APT Satellite Holdings, Ltd.	599,000	106,357
*	Artel Solutions Group Holdings, Ltd.	2,315,000	10,995
	Arts Optical International Holdings, Ltd.	730,000	225,913
*	Asia Commercial Holdings, Ltd.	72,800	6,871
	Asia Financial Holdings, Ltd.	2,768,908	1,627,513
#	Asia Satellite Telecommunications Holdings, Ltd.	885,000	1,476,225
	Asia Standard International Group, Ltd.	10,712,000	261,502
*	Asia TeleMedia, Ltd.	1,820,000	18,421
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	20,629
	Asia Zirconium, Ltd.	708,000	60,787
*	Asian Union New Media Group, Ltd.	12,220,000	144,180
*	Associated International Hotels, Ltd.	898,000	872,197
	Automated Systems Holdings, Ltd.	340,000	82,589
*	B.A.L. Holdings, Ltd.	406	21
	Baltrans Holdings, Ltd.	676,000	486,007
*	Beijing Development (Hong Kong), Ltd.	166,000	19,155
*	Bestway International Holdings, Ltd.	10,688,000	45,209
#	Bossini International Holdings, Ltd.	3,107,500	219,270
	Bright International Group, Ltd.	710,000	64,657
*	Build King Holdings, Ltd.	375,756	8,264
	Cafe de Coral Holdings, Ltd.	1,438,000	2,287,588
*	Capital Estate, Ltd.	2,360,000	34,819
	Capital Strategic Investment, Ltd.	30,500	5,287
*	Carico Holdings, Ltd.	2,948	69
*	Cash Financial Services Group, Ltd.	427,018	17,245
*	Casil Telecommunications Holdings, Ltd.	1,420,000	77,390
*	CATIC International Holdings, Ltd.	5,332,000	66,946
	CCT Telecom Holdings, Ltd.	1,030,970	137,353
	CEC International Holdings, Ltd.	220,279	4,257
*	Celestial Asia Securities Holdings, Ltd.	426,036	22,534
	Champion Technology Holdings, Ltd.	2,974,719	496,136
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,366,683
	Chen Hsong Holdings, Ltd.	1,302,000	713,695
	Cheuk Nang (Holdings), Ltd.	119,530	65,792
	Chevalier International Holdings, Ltd.	651,482	754,932
	Chevalier Itech Holdings, Ltd.	355,250	136,655
*	Chia Hsin Cement Greater China Holding Corp.	276,000	35,782
*	China Aerospace International Holdings, Ltd.	4,955,400	393,985
*	China Credit Holdings, Ltd.	1,914,000	41,301

10

*	China Digicontent Co., Ltd.	2,710,000	3,479
	China Electronics Corp. Holdings Co., Ltd.	668,250	86,733
	China Everbright International, Ltd.	3,945,000	439,748
#	China Gas Holdings, Ltd.	7,570,000	1,243,064
	China Green (Holdings), Ltd.	1,785,000	750,053
*	China Haidian Holdings, Ltd.	3,244,000	100,887
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	176,475
*	China Insurance International Holdings Co., Ltd.	3,512,000	2,731,813
*	China Investments Holdings, Ltd.	210,000	4,529
*	China Merchants DiChain (Asia), Ltd.	143,200	64,573
	China Metal International Holdings, Ltd.	2,660,000	939,195
*	China Motion Telecom International, Ltd.	257,000	20,453
	China Motor Bus Co., Ltd.	74,000	541,924
#	China National Aviation Co., Ltd.	6,904,000	2,436,691
	China Oriental Group Co., Ltd.	6,574,000	1,314,766
# *	China Pharmaceutical Group, Ltd.	3,348,000	403,802
#	China Power International Development, Ltd.	7,270,000	2,976,526
	China Rare Earth Holdings, Ltd.	2,504,000	501,017
	China Resources Logic, Ltd.	6,036,000	542,252
*	China Rich Holdings, Ltd.	676,000	10,488
*	China Sciences Conservational Power, Ltd.	210,400	19,445
*	China Sci-Tech Holdings, Ltd.	278,600	3,277
	China Shineway Pharmaceutical Group, Ltd.	1,986,000	1,212,228
*	China Solar Energy Holdings, Ltd.	7,612,905	605,001
*	China Star Entertainment, Ltd.	440,292	16,653
#	China Travel International Investment Hong Kong, Ltd.	1,900,000	419,276
*	Chinese People Gas Holdings Co., Ltd.	5,936,000	289,537
	Chinney Investments, Ltd.	1,144,000	129,039
	Chitaly Holdings, Ltd.	550,000	56,473
#	Chow Sang Sang Holdings International, Ltd.	1,235,680	687,434
	Chuang’s China Investments, Ltd.	2,372,500	124,682
	Chuang’s Consortium International, Ltd.	2,694,884	217,523
	Chun Wo Holdings, Ltd.	1,671,917	167,236
	Chung Tai Printing Holdings, Ltd.	548,000	84,381
# *	CITIC 21CN Co., Ltd.	7,724,000	931,832
*	CITIC Resources Holdings, Ltd.	11,390,000	1,986,989
	City e-Solutions, Ltd.	186,000	22,162
*	City Telecom (H.K.), Ltd.	1,070,000	87,369
# *	Clear Media, Ltd.	1,135,000	1,269,669
*	Climax International Co., Ltd.	22,200	556
*	CNT Group, Ltd.	3,078,000	59,057
	Coastal Greenland, Ltd.	2,904,000	253,015
#	COFCO International, Ltd.	4,150,000	2,795,579
	COL Capital, Ltd.	336,240	129,244
	Comba Telecom Systems Holdings, Ltd.	1,788,000	541,027
*	Compass Pacific Holdings, Ltd.	624,000	8,702
	Computer & Technologies Holdings, Ltd.	432,000	43,089
	Continental Holdings, Ltd.	98,825	10,106
	COSCO International Holdings, Ltd.	3,261,600	1,011,699
#	Coslight Technology International Group, Ltd.	870,000	366,034
	Cosmos Machinery Enterprises, Ltd.	1,126,400	81,174
*	Crocodile Garments, Ltd.	1,539,000	106,433
	Cross-Harbour Holdings, Ltd.	586,520	434,147
*	Culturecom Holdings, Ltd.	6,381,000	72,872

11

	Daisho Microline Holdings, Ltd.	1,062,000	382,231
*	Dan Form Holdings Co., Ltd.	2,386,600	149,525
*	Daqing Petroleum & Chemical Group, Ltd.	3,545,000	186,499
#	Dickson Concepts International, Ltd.	715,130	715,447
	Digital China Holdings, Ltd.	1,717,000	694,281
*	DVN Holdings, Ltd.	859,516	250,569
*	Dynamic Global Holdings, Ltd.	3,522,000	18,987
	Dynamic Holdings, Ltd.	384,000	122,056
	Eagle Nice (International) Holdings, Ltd.	70,000	13,912
*	Easyknit International Holdings, Ltd.	424,290	2,393
*	Eforce Holdings, Ltd.	2,620,000	18,855
	Egana Jewelry & Pearls, Ltd.	331,789	102,915
#	EganaGoldpfeil Holdings, Ltd.	3,443,235	1,613,237
*	E-Kong Group, Ltd.	620,000	57,214
	Emperor Entertainment Hotel, Ltd.	2,100,000	396,098
	Emperor International Holdings, Ltd.	2,528,360	547,827
	Enerchina Holdings, Ltd.	3,068,800	149,647
*	ENM Holdings, Ltd.	320,000	23,385
*	eSun Holdings, Ltd.	1,997,600	1,974,953
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	107,271
*	Ezcom Holdings, Ltd.	72,576	447
	Fairwood Holdings, Ltd.	224,600	221,179
#	Far East Consortium International, Ltd.	3,587,397	1,480,184
*	Far East Hotels & Entertainment, Ltd.	1,853,000	75,984
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,071
	First Natural Foods Holdings, Ltd.	1,270,000	118,969
#	First Pacific Co., Ltd.	6,992,000	3,281,478
	First Sign International Holdings, Ltd.	1,424,000	44,102
#	Fong’s Industries Co., Ltd.	1,348,000	1,020,278
*	Forefront International Holdings, Ltd.	658,000	48,142
*	Fortuna International Holdings Ltd	2,803,200	5,760
*	Foundation Group, Ltd.	16,760	1,200
*	Founder Holdings, Ltd.	2,350,000	102,529
	Fountain Set Holdings, Ltd.	1,868,000	502,939
	Four Seas Food Investment Holdings, Ltd.	347,184	40,585
	Four Seas Mercantile Holdings, Ltd.	592,000	208,209
*	Frasers Property China, Ltd.	579,000	9,142
*	Freeman Corp., Ltd.	173,661	4,570
#	Fu JI Food & Catering Services	1,217,000	2,033,865
	Fubon Bank Hong Kong, Ltd.	2,350,000	910,248
*	Fujian Holdings, Ltd.	237,800	5,848
	Fujikon Industrial Holdings, Ltd.	710,000	161,288
*	Fushan International Energy Group, Ltd.	5,144,000	752,488
	Geely Automobile Holdings, Ltd.	3,570,000	421,558
*	Genesis Energy Holdings, Ltd.	5,810,000	38,860
*	GFT Holdings, Ltd.	480,000	3,067
	Giordano International, Ltd.	4,230,000	2,060,370
#	Global Bio-Chem Technology Group Co., Ltd.	4,440,000	1,239,984
	Global Green Tech Group, Ltd.	1,782,000	184,951
*	Global Tech (Holdings), Ltd.	5,612,000	36,018
	Glorious Sun Enterprises, Ltd.	2,756,000	1,342,834
	Gold Peak Industries (Holdings), Ltd.	1,059,250	145,419
*	Goldbond Group Holdings, Ltd.	2,609,500	62,161
*	Golden Meditech Company, Ltd.	1,500,119	379,124

12

*	Golden Resorts Group, Ltd.	2,958,000	773,052
	Golden Resources Development International, Ltd.	1,456,500	62,587
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,922,000	300,758
	Golik Holdings, Ltd.	930,500	32,224
*	Good Fellow Group, Ltd.	3,488,000	264,376
	Grande Holdings, Ltd.	562,000	224,808
*	Great Wall Cybertech, Ltd.	157,951	20,274
	Group Sense (International), Ltd.	2,448,000	160,038
	Guangnan Holdings, Ltd.	1,779,600	305,909
	Guangzhou Investment Co., Ltd.	15,476,000	3,036,406
*	Guo Xin Group, Ltd.	3,640,000	9,849
	GZI Transport, Ltd.	2,940,000	1,395,455
	Hang Fung Gold Technology, Ltd.	1,430,482	207,253
	Hang Ten Group Holdings, Ltd.	1,705,850	146,440
	Hanny Holdings, Ltd.	591,994	279,032
*	Hans Energy Co., Ltd.	5,402,000	288,174
	Harbour Centre Development, Ltd.	593,000	922,264
#	Heng Tai Consumables Group, Ltd.	2,798,000	233,632
	High Fashion International, Ltd.	268,000	49,716
#	HKR International, Ltd.	3,516,736	1,654,563
	Hon Kwok Land Investment Co., Ltd	842,535	441,944
*	Honesty Treasure International Holdings, Ltd.	4,108,000	91,115
	Hong Kong Catering Management, Ltd.	512,000	86,899
	Hong Kong Construction Holdings, Ltd.	3,878,117	497,039
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	884,251
*	Hong Kong Parkview Group, Ltd.	1,130,000	29,009
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,670
	Hongkong Chinese, Ltd.	2,662,000	371,905
*	Hop Hing Holdings, Ltd.	660,265	26,014
	Hsin Chong Construction Group, Ltd.	1,569,658	149,087
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	312,498
*	Huabao International Holdings, Ltd.	19,300	7,793
	Huafeng Textile International Group, Ltd.	428,400	24,123
*	Hualing Holdings, Ltd.	6,480,000	207,799
	Hung Hing Printing Group, Ltd.	1,337,275	721,127
	Hutchison Harbour Ring, Ltd.	16,106,000	1,095,006
*	Hycomm Wireless, Ltd.	4,709,000	34,327
	I-Cable Communications, Ltd.	4,440,000	870,254
*	IDT International, Ltd.	5,098,183	324,002
*	Imagi International Holdings, Ltd.	3,037,000	912,193
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	595,072
	Integrated Distribution Services Group, Ltd.	374,000	692,881
*	Interchina Holdings Co., Ltd.	8,130,000	31,271
	IPE Group, Ltd.	800,000	138,515
	ITC Corp., Ltd.	3,391,460	215,099
*	Jinhui Holdings Co., Ltd.	930,000	243,312
*	Jiuzhou Development Co., Ltd.	1,268,000	128,394
	Joyce Boutique Holdings, Ltd.	1,530,000	69,761
*	Junefield Department Store Group, Ltd.	256,000	2,760
	K Wah International Holdings, Ltd.	5,795,848	1,756,247
*	Kader Holdings Co., Ltd.	545,600	26,916
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	55,488
	Kantone Holdings, Ltd.	5,487,435	316,382

13

*	Karl Thomson Holdings, Ltd.	786,000	239,158
	Karrie International Holdings, Ltd.	832,000	240,312
	Keck Seng Investments (Hong Kong), Ltd.	858,600	268,916
	Kee Shing Holdings	886,000	104,456
	Kin Yat Holdings, Ltd.	586,000	77,413
	King Fook Holdings, Ltd.	1,000,000	52,519
*	King Pacific International Holdings, Ltd.	1,404,200	21,989
	Kingdee International Software Group Co., Ltd.	638,000	314,085
	Kingmaker Footwear Holdings, Ltd.	1,100,955	140,066
	Kingway Brewery Holdings, Ltd.	3,594,000	1,409,887
*	Kong Sun Holdings, Ltd.	2,198,000	7,053
#	Kowloon Development Co., Ltd.	1,475,000	2,566,180
*	KPI Co., Ltd.	396,000	10,171
	KTP Holdings, Ltd.	560,400	43,422
*	Kwoon Chung Bus Holdings, Ltd.	556,000	81,290
*	Lai Sun Development Co., Ltd.	32,074,000	1,418,423
*	Lai Sun Garment (International), Ltd.	3,244,000	224,390
	Lam Soon (Hong Kong), Ltd.	302,310	201,674
*	Landune International, Ltd.	5,600,000	137,293
	Le Saunda Holdings, Ltd.	236,000	40,319
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,965
	Lee & Man Holdings, Ltd.	756,000	96,984
	Lerado Group (Holding) Co., Ltd.	1,048,000	130,351
#	Li Ning Co., Ltd.	2,733,000	3,118,285
*	LifeTec Group, Ltd.	3,969,000	49,861
	Lippo, Ltd.	1,074,760	372,184
#	Liu Chong Hing Bank, Ltd.	1,125,000	2,495,644
	Liu Chong Hing Investment, Ltd.	749,200	867,918
	Luen Thai Holdings, Ltd.	1,345,000	243,063
	Luk Fook Holdings (International), Ltd.	926,000	173,413
	Luks Industrial Group, Ltd.	901,555	317,080
	Lung Kee (Bermuda) Holdings, Ltd.	1,445,875	663,508
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	1,795,920	79,529
	Macau Success, Ltd.	4,120,000	401,816
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	25,694
*	Mae Holdings, Ltd.	11,100	472
	Magnificent Estates, Ltd.	10,344,000	276,949
*	Magnum International Holdings, Ltd.	450,000	4,422
	Mainland Headwear Holdings, Ltd.	546,000	176,431
	Man Yue International Holdings, Ltd.	590,000	133,269
	Matrix Holdings, Ltd.	943,947	232,433
	Matsunichi Communications Holdings, Ltd.	966,000	210,754
	Mei Ah Entertainment Group, Ltd.	1,142,000	60,360
	Melbourne Enterprises, Ltd.	45,500	234,682
	Midas International Holdings, Ltd.	774,000	39,725
#	Midland Holdings, Ltd.	1,810,000	851,637
	Min Xin Holdings, Ltd.	921,200	199,728
*	Mingyuan Medicare Development Co., Ltd.	5,900,000	537,420
# *	Minmetals Resources, Ltd.	4,431,780	1,256,409
	Miramar Hotel & Investment Co., Ltd.	741,000	988,137
*	Morning Star Resources, Ltd.	1,845,000	18,734
*	Moulin Global Eyecare Holdings	699,274	0
*	Nan Hai Corp., Ltd.	178,222,743	1,073,797

14

	Nanyang Holdings, Ltd.	137,500	220,402
	National Electronics Holdings, Ltd.	2,156,000	89,901
	Natural Beauty Bio-Technology, Ltd.	2,480,000	213,327
	Neo-China Group (Holdings), Ltd.	10,240,000	998,403
	New Century Group Hong Kong, Ltd.	2,180,920	193,065
*	New Island Printing Holdings, Ltd.	176,000	8,585
*	New Smart Holdings, Ltd.	432,800	25,695
*	New World Cyberbase, Ltd.	217,884	4,624
*	New World Mobile Holdings, Ltd.	22,140	4,807
	Newocean Green Energy Holdings, Ltd.	513,120	44,027
	Next Media, Ltd.	3,736,000	2,036,610
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	173,162
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	31,098
#	Norstar Founders Group, Ltd.	2,352,000	781,294
# *	Onfem Holdings, Ltd.	1,266,000	72,270
*	Orient Power Holdings, Ltd.	804,000	19,402
	Oriental Press Group, Ltd.	5,688,000	1,021,667
	Oriental Watch Holdings, Ltd.	398,000	78,566
#	Pacific Andes International Holdings, Ltd.	2,328,000	432,970
	Pacific Basin Shipping, Ltd.	3,050,000	1,748,352
#	Pacific Century Insurance Holdings, Ltd.	1,272,000	639,860
#	Pacific Century Premium Developments, Ltd.	6,145,000	1,693,527
*	Pacific Plywood Holdings, Ltd.	886,000	11,827
	Paul Y Engineering Group, Ltd.	57,121	6,668
#	Paul Y. ITC Construction Holdings, Ltd.	3,473,495	1,266,575
	Peace Mark Holdings, Ltd.	2,358,022	1,554,763
	Pegasus International Holdings, Ltd.	226,000	30,620
	Perfectech International Holdings, Ltd.	571,450	46,994
	Pico Far East Holdings, Ltd.	2,726,000	545,763
#	Playmates Holdings, Ltd.	3,969,000	422,404
	Pokfulam Development Co., Ltd.	234,000	123,358
*	Pokphand (C.P.) Co., Ltd.	5,970,000	154,573
	Poly Hong Kong Investment, Ltd.	2,292,000	408,388
*	Poly Investments Holdings, Ltd.	2,670,000	29,119
	Ports Design, Ltd.	1,431,000	2,202,898
	Prime Success International Group, Ltd.	4,328,000	3,030,753
	Proview International Holdings, Ltd.	1,258,884	167,877
	Public Financial Holdings, Ltd.	2,582,000	1,989,063
*	Pyxis Group, Ltd.	1,936,000	57,701
	Qin Jia Yuan Media Services Co., Ltd.	845,000	249,663
*	QPL International Holdings, Ltd.	1,608,000	113,521
	Quality Healthcare Asia, Ltd.	334,995	167,537
	Raymond Industrial, Ltd.	675,400	148,177
#	Regal Hotels International Holdings, Ltd.	20,276,000	1,687,916
*	Riche Multi-Media Holdings, Ltd.	7,060,000	143,182
*	Rivera Holdings, Ltd.	3,620,000	105,288
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,572,000	2,138,981
	Roadshow Holdings, Ltd.	1,456,000	130,679
	S.A.S.Dragon Holdings, Ltd.	1,696,000	174,511
#	Sa Sa International Holdings, Ltd.	2,972,000	1,044,919
	Safety Godown Co., Ltd.	408,000	177,145
	Saint Honore Holdings, Ltd.	128,000	30,886
*	San Miguel Brewery Hong Kong, Ltd.	612,800	129,610

15

*	Sanyuan Group, Ltd.	415,000	7,990
	SCMP Group, Ltd.	4,160,000	1,472,850
#	Sea Holdings, Ltd.	832,000	479,931
*	Seapower Resources International, Ltd.	13,351,680	114,877
	SEEC Media Group, Ltd.	2,550,000	81,403
*	Shanghai Allied Cement, Ltd.	1,152,080	33,543
#	Shanghai Real Estates, Ltd.	4,626,000	1,033,431
*	Shanghai Zenghai Property, Ltd.	10,407,000	353,794
	Shaw Brothers Hong Kong, Ltd.	134,000	247,840
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,033,172	331,353
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	97,669
#	Shenzhen International Holdings, Ltd.	29,925,000	1,324,308
*	Shougang Concord Century Holdings, Ltd.	3,916,000	336,047
*	Shougang Concord Grand (Group), Ltd.	1,701,000	66,557
#	Shougang Concord International Enterprises Co., Ltd.	14,874,000	953,641
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	86,089
#	Shui On Construction & Materials, Ltd.	624,000	1,201,316
*	Shun Ho Resources Holdings, Ltd.	483,000	34,099
*	Shun Ho Technology Holdings, Ltd.	1,037,452	79,765
	Silver Grant International Industries, Ltd.	4,665,000	1,106,402
*	Sincere Co., Ltd.	505,500	22,246
	Sing Tao News Corp., Ltd.	1,842,000	228,280
#	Singamas Container Holdings, Ltd.	1,446,000	759,796
	Sino Biopharmaceutical, Ltd.	5,112,000	775,367
*	Sino Gas Group, Ltd.	2,297,600	162,292
	Sino Golf Holdings, Ltd.	438,000	47,188
*	Sino Prosper Holdings, Ltd.	1,540,000	136,186
*	Sinocan Holdings, Ltd.	350,000	1,752
	SinoCom Software Group, Ltd.	2,256,000	564,065
*	Sino-i Technology, Ltd.	44,833,158	591,297
	Sinolink Worldwide Holdings, Ltd.	7,375,600	1,655,772
	Sinopec Kantons Holdings, Ltd.	2,542,000	800,334
*	Skyfame Realty Holdings, Ltd.	2,265,750	404,053
*	SMI Publishing Group, Ltd.	250,511	482
*	Softbank Investment International (Strategic), Ltd.	7,398,000	81,104
*	Solartech International Holdings, Ltd.	49,600	7,511
	Solomon Systech International, Ltd.	6,810,000	1,187,382
*	South China Brokerage Co., Ltd.	4,872,000	42,307
*	South China Industries, Ltd.	1,124,000	165,917
	Southeast Asia Properties & Finance, Ltd.	263,538	39,240
	Starlight International Holdings, Ltd.	1,548,792	276,426
	Starlite Holdings, Ltd.	694,000	38,841
	Stelux Holdings International, Ltd.	1,307,702	110,829
*	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	110,362
	Sun Hung Kai & Co., Ltd.	2,493,600	2,453,403
	Sun Innovation Holdings, Ltd.	14,203	4,924
	Sunway International Holdings, Ltd.	866,000	28,257
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	60,968
	Symphony Holdings, Ltd.	3,717,000	481,378
	Tack Fat Group International, Ltd.	3,232,000	343,653
	Tack Hsin Holdings, Ltd.	542,000	21,195
	Tai Cheung Holdings, Ltd.	1,459,000	731,888
	Tai Fook Securities Group, Ltd.	1,044,000	181,981

16

	Tai Sang Land Development, Ltd.	576,984	227,035
*	Tak Shun Technology Group, Ltd.	2,088,000	26,847
	Tak Sing Alliance Holdings, Ltd.	2,909,865	354,668
	Tan Chong International, Ltd.	1,212,000	287,553
	TCC International Holdings, Ltd.	1,124,000	158,490
*	TCL Communication Technology Holdings, Ltd.	4,244,000	147,181
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	791,761
*	Technology Venture Holdings, Ltd.	586,000	6,360
*	Termbray Industries International (Holdings), Ltd.	2,304,900	207,098
	Tern Properties Co., Ltd.	61,200	21,996
	Texwinca Holdings, Ltd.	3,420,000	2,233,194
*	The Sun’s Group, Ltd.	17,004,000	21,826
*	Tian An China Investments Co., Ltd.	2,793,275	1,583,122
	Tian Teck Land, Ltd.	1,098,000	418,540
	Tianjin Development Holdings, Ltd.	2,288,000	1,438,057
*	Tidetime Sun (Group), Ltd.	196,280	1,741
	Titan Petrochemicals Group, Ltd.	10,420,000	721,882
*	Tomorrow International Holdings, Ltd.	394,820	106,378
	Tongda Group Holdings, Ltd.	5,620,000	298,955
	Tonic Industries Holdings, Ltd.	1,380,000	27,663
	Top Form International, Ltd.	2,354,000	471,068
*	Topsearch International (Holdings), Ltd.	234,000	22,841
	Tristate Holdings, Ltd.	188,000	78,158
	Truly International Holdings, Ltd.	1,210,000	1,346,778
	Tungtex (Holdings) Co., Ltd.	788,000	179,069
*	Tysan Holdings, Ltd.	1,040,773	53,744
*	United Power Investment, Ltd.	4,368,000	176,635
*	Universe International Holdings, Ltd.	573,339	3,778
	U-Right International Holdings, Ltd.	4,746,000	137,618
	USI Holdings, Ltd.	928,999	516,769
	Van Shung Chong Holdings, Ltd.	359,335	39,228
	Varitronix International, Ltd.	740,293	479,204
*	Vedan International (Holdings), Ltd.	200,000	25,130
	Veeko International Holdings, Ltd.	1,420,000	36,238
	Victory City International Holdings, Ltd.	1,548,476	502,492
	Vision Grande Groupe Holdings, Ltd.	1,823,000	1,545,186
*	Vital Biotech Holdings, Ltd.	470,000	10,796
	Vitasoy International Holdings, Ltd.	2,461,000	969,284
#	Vtech Holdings, Ltd.	588,000	3,014,756
	Wah Ha Realty Co., Ltd.	278,600	73,310
*	Wah Nam International Holdings, Ltd.	38,696	633
#	Wai Kee Holdings, Ltd.	1,837,738	601,207
	Wang On Group, Ltd.	63,223	19,394
*	Warderly International Holdings, Ltd.	520,000	18,337
	Wellnet Holdings, Ltd.	2,059,200	137,322
*	Winfoong International, Ltd.	1,210,000	71,308
	Wing On Co. International, Ltd.	741,000	1,178,536
*	Wing Shan International, Ltd.	896,000	33,314
	Wong’s International (Holdings), Ltd.	737,641	80,259
*	Wonson International Holdings, Ltd.	202,000	2,802
*	World Houseware (Holdings), Ltd.	605,700	15,161
	Y. T. Realty Group, Ltd.	965,000	164,629
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	103,684
*	Yanion International Holdings, Ltd.	488,000	53,194

17

*	Yaohan International Holdings, Ltd.	974,000	0
*	Yau Lee Holdings, Ltd.	534,000	30,205
	YGM Trading, Ltd.	233,000	197,750
	Yip’s Chemical Holdings, Ltd.	674,000	258,301
	Yugang International, Ltd.	17,206,000	280,369
*	Yunnan Enterprises Holdings, Ltd.	240,000	10,002
TOTAL COMMON STOCKS			189,719,226

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	23,581
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	2,212
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	0
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,712
*	Playmates Holdings, Ltd. Warrants 05/25/07	793,800	6,419
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	18,108
*	Tak Shun Technology Group, Ltd. Rights 10/31/06	835,200	5,360
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	192
TOTAL RIGHTS/WARRANTS			58,584

TOTAL — HONG KONG			189,777,810

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,498
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,498

NEW ZEALAND — (2.6%)
COMMON STOCKS — (2.6%)
	AFFCO Holdings, Ltd.	1,806,887	435,982
	Air New Zealand, Ltd.	137,626	120,417
	Cavalier Corp., Ltd.	283,674	666,356
	CDL Hotels New Zealand, Ltd.	1,387,344	552,326
	CDL Investments New Zealand, Ltd.	346,942	83,760
	Colonial Motor Co., Ltd.	126,795	260,833
	Ebos Group, Ltd.	112,108	385,523
	Fisher & Paykel Appliances Holdings, Ltd.	316,804	746,572
#	Freightways, Ltd.	185,605	449,698
	Hallenstein Glassons Holdings, Ltd.	241,638	831,200
	Hellaby Holdings, Ltd.	210,214	724,473
*	Hirequip New Zealand, Ltd.	98,000	81,964
	Horizon Energy Distribution, Ltd.	40,420	103,287
*	Infratil, Ltd.	165,000	443,454
	Mainfreight, Ltd.	40,000	170,950
	Michael Hill International, Ltd.	156,746	731,790
*	New Zealand Oil & Gas, Ltd.	584,872	343,399
	New Zealand Refining Co., Ltd.	474,857	1,952,635
	Northland Port Corp. (New Zealand), Ltd.	219,997	417,108
#	Nuplex Industries, Ltd.	291,003	1,215,189
	Port of Tauranga, Ltd.	541,952	1,751,254

18

	Provenco Group, Ltd.	281,600	167,061
	Pumpkin Patch, Ltd.	60,000	158,582
	Pyne Gould Guinness, Ltd.	581,127	629,411
	Restaurant Brand New Zealand, Ltd.	369,175	260,498
*	Richina Pacific, Ltd.	309,644	103,093
*	Rubicon, Ltd.	995,760	604,709
	Ryman Healthcare Group, Ltd.	415,999	2,414,837
	Sanford, Ltd.	418,047	1,297,278
*	Scott Technology, Ltd.	60,843	79,541
*	Seafresh New Zealand, Ltd.	80,520	1,472
	South Port New Zealand, Ltd.	30,744	33,098
	Steel & Tube Holdings, Ltd.	379,638	1,140,299
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	34,765
*	Tenon, Ltd.	19,132	39,217
	Tourism Holdings, Ltd.	402,452	512,713
*	Tower, Ltd.	674,170	1,426,156
	Warehouse Group, Ltd.	200,774	841,560
TOTAL COMMON STOCKS			22,212,460

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	25,199

TOTAL — NEW ZEALAND			22,237,659

SINGAPORE — (8.2%)
COMMON STOCKS — (8.2%)
*	Acma, Ltd.	3,040,700	76,345
*	Airocean Group, Ltd.	1,649,000	93,442
	Amtek Engineering, Ltd.	1,599,250	552,887
	Apollo Enterprises, Ltd.	193,000	109,091
	Armstrong Industrial Corp.	1,460,000	137,959
*	ASA Group Holdings, Ltd.	586,000	31,751
	Ascott Group, Ltd.	1,807,250	1,159,308
	Aussino Group, Ltd.	967,000	242,914
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	368,499
	Beyonics Technology, Ltd.	1,945,800	409,897
	Bonvests Holdings, Ltd.	825,000	565,557
	Brilliant Manufacturing, Ltd.	1,855,000	332,506
	Broadway Industrial Group, Ltd.	461,000	148,916
*	Brothers (Holdings), Ltd.	252,314	30,950
#	Bukit Sembawang Estates, Ltd.	107,001	1,480,869
	CH Offshore, Ltd.	823,200	191,640
	Chemical Industries (Far East), Ltd.	105,910	38,010
#	China Dairy Group, Ltd.	1,502,000	452,005
	China Merchants Holdings Pacific, Ltd.	652,000	320,096
	Chip Eng Seng Corp., Ltd.	1,775,000	273,080
	Chosen Holdings, Ltd.	1,284,000	119,851
	Chuan Hup Holdings, Ltd.	4,385,000	882,589
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	100,513
	CK Tang, Ltd.	614,000	210,092
*	Compact Metal Industries, Ltd.	643,000	10,121
	Cougar Logistics Corp.	482,500	69,674

19

	Courts Singapore, Ltd.	495,000	216,395
*	CSC Holdings, Ltd.	672,000	50,663
	CSE Global, Ltd.	1,262,000	895,804
	CWT, Ltd.	923,000	345,143
*	Eagle Brand Holdings, Ltd.	5,158,000	242,563
*	Eastern Asia Technology, Ltd.	1,844,260	104,196
*	Eastgate Technology, Ltd.	870,000	19,088
	ECS Holdings, Ltd.	1,375,000	298,618
	Eng Wah Organisation, Ltd.	265,000	36,768
	Engro Corp., Ltd.	236,000	125,438
*	Enviro-Hub Holdings, Ltd.	876,666	195,676
*	Firstlink Investments Corp., Ltd.	995,000	43,793
	Freight Links Express Holdings, Ltd.	3,368,000	148,076
	Frontline Technologies Corp., Ltd.	3,170,000	258,929
#	Fu Yu Manufacturing, Ltd.	2,273,750	499,949
	Fuji Offset Plates Manufacturing, Ltd.	33,750	6,269
*	Gallant Venture, Ltd.	15,600	9,135
	GB Holdings, Ltd.	200,000	107,039
	Ges International, Ltd.	2,909,000	2,245,233
	GK Goh Holdings, Ltd.	1,494,000	794,491
# *	Global Voice Group, Ltd.	2,054,000	161,333
# *	Goodpack, Ltd.	1,592,000	1,721,784
	GP Industries, Ltd.	3,120,209	1,169,421
#	Guocoland, Ltd.	1,215,000	1,825,435
	Hiap Moh Corp., Ltd.	34,874	6,587
#	Ho Bee Investment, Ltd.	761,000	453,962
*	Hong Fok Corp., Ltd.	1,796,000	637,961
#	Hong Leong Asia, Ltd.	1,048,000	975,128
	Hotel Grand Central, Ltd.	968,395	432,292
	Hotel Plaza, Ltd.	1,189,000	993,678
	Hotel Properties, Ltd.	1,675,000	2,171,013
	Hour Glass, Ltd.	314,714	160,405
#	HTL International Holdings, Ltd.	1,839,843	1,308,328
	Huan Hsin Holdings, Ltd.	1,138,400	393,574
	HupSteel, Ltd.	1,080,240	230,618
	Hwa Hong Corp., Ltd.	2,488,000	969,724
	IDT Holdings, Ltd.	718,000	321,291
	IFS Capital, Ltd.	290,000	153,364
*	Inno-Pacific Holdings, Ltd.	680,000	8,534
	Innovalues Precision, Ltd.	520,000	255,252
	Internet Technology Group, Ltd.	874,408	16,516
*	Interra Resources, Ltd.	37,086	7,684
*	Intraco, Ltd.	292,500	71,822
	Isetan (Singapore), Ltd.	122,500	346,881
*	Jasper Investments, Ltd.	2,267,000	14,273
	Jaya Holdings, Ltd.	2,733,000	2,388,087
	JK Yaming International, Ltd.	907,000	200,740
	Jurong Cement, Ltd.	132,500	78,420
	Jurong Technologies Industrial Corp., Ltd.	1,590,600	1,159,657
*	K1 Ventures, Ltd.	5,340,500	1,308,444
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	2,044,530
	Khong Guan Flour Milling, Ltd.	19,000	26,079
	Kian Ann Engineering, Ltd.	868,000	103,719
	Kian Ho Bearings, Ltd.	521,000	50,837

20

	Koh Brothers, Ltd.	1,494,000	112,557
*	L & M Group Investments, Ltd.	7,107,100	22,374
#	Labroy Marine, Ltd.	3,343,000	3,570,707
*	LanTroVision (S), Ltd.	1,117,500	34,974
*	LC Development, Ltd.	2,041,254	185,502
	Lee Kim Tah Holdings, Ltd.	1,600,000	398,277
*	Liang Huat Aluminium, Ltd.	2,954,000	18,599
	Lion Asiapac, Ltd.	473,000	47,561
	Low Keng Huat Singapore, Ltd.	372,000	211,693
	Lum Chang Holdings, Ltd.	1,134,030	160,337
#	Magnecomp International, Ltd.	931,000	496,717
	Manufacturing Integration Technology, Ltd.	588,000	62,773
*	Mediaring.Com, Ltd.	4,262,500	910,034
	Metro Holdings, Ltd.	2,256,960	1,155,559
	MMI Holdings, Ltd.	1,994,000	1,247,022
	Multi-Chem, Ltd.	1,263,000	170,865
	Nera Telecommunications, Ltd.	1,450,000	405,512
	New Toyo International Holdings, Ltd.	1,043,000	203,279
	Norelco Centreline Holdings, Ltd.	941,000	257,261
*	Orchard Parade Holdings, Ltd.	1,084,022	503,749
#	Osim International, Ltd.	1,965,600	2,325,665
	Ossia International, Ltd.	728,332	63,964
	Pan-United Corp., Ltd.	2,193,000	812,516
#	Pan-United Marine, Ltd.	1,096,500	832,650
	PCI, Ltd.	734,000	214,975
	Pertama Holdings, Ltd.	459,750	115,799
	Popular Holdings, Ltd.	1,813,000	433,692
	PSC Corp., Ltd.	5,723,200	287,754
	Qian Hu Corp., Ltd.	408,200	65,861
	Robinson & Co., Ltd.	284,832	1,190,451
	Rotary Engineering, Ltd.	1,624,000	586,377
	San Teh, Ltd.	838,406	208,213
	SBS Transit, Ltd.	1,011,000	1,400,178
*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,908
	Sembawang Kimtrans, Ltd.	1,618,750	676,300
#	Sin Soon Huat, Ltd.	1,307,000	217,717
	Sing Investments & Finance, Ltd.	141,750	132,882
	Singapore Food Industries, Ltd.	1,707,000	976,780
	Singapore Reinsurance Corp., Ltd	1,695,028	303,882
	Singapore Shipping Corp., Ltd.	1,930,000	467,659
	Singapura Finance, Ltd.	139,250	152,435
	SMB United, Ltd.	2,010,000	220,664
	SNP Corp., Ltd.	466,495	275,273
*	SP Corp., Ltd.	454,000	15,722
	Stamford Land Corp., Ltd.	3,229,000	608,627
	Straits Trading Co., Ltd.	1,117,200	2,070,444
*	Sunright, Ltd.	378,000	64,099
	Superbowl Holdings, Ltd.	490,000	40,135
	Superior Metal Printing, Ltd.	490,500	44,828
*	Thakral Corp., Ltd.	6,028,000	360,633
	Tiong Woon Corp. Holding, Ltd.	1,359,000	226,077
	Transmarco, Ltd.	106,500	50,962
	Trek 2000 International, Ltd.	1,004,000	329,498

21

	TT International, Ltd.	2,109,600	179,310
*	Tuan Sing Holdings, Ltd.	3,362,000	253,048
*	Ultro Technologies, Ltd.	530,000	18,384
	Unisteel Technology, Ltd.	1,217,500	1,569,452
	United Engineers, Ltd.	846,666	974,650
	United Overseas Insurance, Ltd.	125,500	309,752
*	United Pulp & Paper Co., Ltd.	354,000	100,180
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,299,951
	Vicom, Ltd.	120,000	80,867
	WBL Corp., Ltd.	647,000	2,025,134
	Xpress Holdings, Ltd.	1,392,000	165,716
	Yoma Strategic Holdings, Ltd.	132,000	36,984
*	Yongnam Holdings, Ltd.	1,506,000	28,760
TOTAL COMMON STOCKS			70,211,361

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	1,643
*	Kian Ho Bearings, Ltd. Rights 10/06/06	260,500	5,741
*	SuperBowl Holdings, Ltd. Rights 10/11/06	490,000	4,628
TOTAL RIGHTS/WARRANTS			12,012

TOTAL — SINGAPORE			70,223,373

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (24.8%)
@	Repurchase Agreement, Bank of America Securities 5.375%, 10/02/06 (Collateralized by $126,348,167 FNMA 5.00%, 07/01/35, valued at $107,100,000) to be repurchased at $105,047,031	$105,000	105,000,000
@	Repurchase Agreement, Countrywide Securities 5.38%, 10/02/06 (Collateralized by $304,427 FHLMC 5.00%, 04/15/34, valued at $292,980) to be repurchased at $287,321	287	287,192
@	Repurchase Agreement, Deutsche Bank Securities 5.35%, 10/02/06 (Collateralized by $151,569,980 FNMA, rates ranging from 5.00% to 6.00%, maturities ranging from 08/01/21 to 02/01/36, valued at $107,100,001) to be repurchased at $105,046,813	105,000	105,000,000
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 10/02/06 (Collateralized by $1,902,000 FNMA 4.68%, 06/15/11, valued at $1,902,000) to be repurchased at $1,873,810	1,873	1,873,000
TOTAL TEMPORARY CASH INVESTMENTS			212,160,192

TOTAL INVESTMENTS - (100.0%) (Cost $781,522,849) ##			$857,401,424

22

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (99.4%)
Consumer Discretionary — (19.9%)
	4imprint P.L.C.	96,735	$703,721
*	Abbeycrest P.L.C.	42,590	18,341
	Aga Food Service Group P.L.C.	447,921	3,194,287
	Alba P.L.C.	184,693	869,117
	Alexandra P.L.C.	124,343	396,261
	Alexon Group P.L.C.	205,641	483,918
	Alpha Airports Group P.L.C.	489,053	666,816
	Arena Leisure P.L.C.	1,411,547	1,042,835
*	Aston Villa P.L.C.	12,961	132,042
*	Austin Reed Group P.L.C.	68,999	180,725
	Avon Rubber P.L.C.	126,434	425,639
	Beale P.L.C.	22,161	29,275
	Bellway P.L.C.	356,982	8,612,752
	Ben Bailey P.L.C.	40,986	387,136
	Blacks Leisure Group P.L.C.	181,058	1,362,688
	Bloomsbury Publishing P.L.C.	281,545	1,647,747
	Boot (Henry) P.L.C.	81,607	1,397,776
	Bovis Homes Group P.L.C.	438,363	7,607,605
	BPP Holdings P.L.C.	149,368	1,231,551
	Brown (N) Group P.L.C.	922,637	4,083,807
	Caffyns P.L.C.	6,000	108,534
	Carpetright P.L.C.	141,976	3,073,149
*	Celtic P.L.C.	61,138	28,113
	Character Group P.L.C.	97,314	136,066
	Chime Communications P.L.C.	1,055,433	868,317
	Chrysalis Group P.L.C.	526,419	1,203,673
	Churchill China P.L.C.	30,000	131,201
	Clinton Cards P.L.C.	740,506	922,158
	Colefax Group P.L.C.	60,000	220,312
	Cosalt P.L.C.	30,700	163,608
	Crest Nicholson P.L.C.	325,092	3,301,444
	Creston P.L.C.	132,044	439,594
	Dawson Holdings P.L.C.	194,502	334,127
*	Dawson International P.L.C.	100,688	7,969
	Dignity P.L.C.	2,100	22,644
*	Entertainment Rights P.L.C.	1,411,838	827,514
	Euromoney Institutional Investor P.L.C.	277,986	2,387,491
	European Motor Holdings P.L.C.	215,385	1,704,051
*	FII Group P.L.C.	41,166	5,203
	Findel P.L.C.	380,020	4,024,121
	First Choice Holidays P.L.C.	1,544,051	5,772,002
*	Forminster P.L.C.	43,333	3,043
	French Connection Group P.L.C.	314,710	1,123,403

1

	Fuller Smith & Turner P.L.C. Series A	44,035	1,099,640
	Future P.L.C.	933,632	564,008
	Game Group P.L.C.	1,326,522	2,192,422
	Games Workshop Group P.L.C.	104,823	776,916
*	Gaskell P.L.C.	36,000	1,685
	GCAP Media P.L.C.	564,659	2,161,222
*	Global Natural Energy P.L.C.	11,004	19,066
	Greene King P.L.C.	522,707	8,836,357
	Halfords Group P.L.C.	760,782	4,782,994
	Haynes Publishing Group P.L.C.	14,703	96,643
	Headlam Group P.L.C.	301,329	2,882,241
*	Highbury House Communications P.L.C.	439,166	5,756
	HMV Group P.L.C.	1,043,790	3,157,009
	Holidaybreak P.L.C.	157,744	2,076,442
*	Homestyle Group P.L.C.	957,889	2,107,628
	Hornby P.L.C.	154,220	727,394
	House of Fraser P.L.C.	813,337	2,230,261
	Huntsworth P.L.C.	818,058	1,392,076
	Incisive Media P.L.C.	372,005	1,352,154
*	Instore P.L.C.	818,461	445,353
	Investinmedia P.L.C.	29,998	91,371
	JJB Sports P.L.C.	744,289	2,607,435
	John David Group P.L.C.	114,500	683,778
	Lambert Howarth Group P.L.C.	43,203	45,865
	Laura Ashley Holdings P.L.C.	2,887,571	1,434,062
*	London Clubs International P.L.C.	778,981	1,960,362
	Lookers P.L.C.	636,064	2,022,061
	Luminar P.L.C.	249,238	2,649,749
	Mallett P.L.C.	46,337	224,068
	Manganese Bronze Holdings P.L.C.	62,777	392,882
	Marchpole Holdings P.L.C.	111,635	220,774
	Matalan P.L.C.	1,225,984	4,282,356
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	342,651	6,864,694
	Menzies (John) P.L.C.	208,853	1,734,281
	Metal Bulletin P.L.C.	217,924	1,667,256
*	MFI Furniture Group P.L.C.	1,942,935	3,496,356
	Mice Group P.L.C.	718,012	510,539
	Millennium and Copthorne Hotels P.L.C.	332,714	2,997,046
*	Monsoon P.L.C.	71,000	525,981
	Moss Bros Group P.L.C.	234,511	322,504
	Mothercare P.L.C.	267,875	1,680,425
*	MyTravel Group P.L.C.	1,643,447	5,738,702
	Newcastle United P.L.C.	253,896	324,502
	Next Fifteen Communications P.L.C.	25,000	28,731
*	Nord Anglia Education P.L.C.	130,842	383,535
	Northamber P.L.C.	75,888	98,073
*	NXT P.L.C.	339,588	219,360
*	Owen (H.R.) P.L.C.	71,542	235,179
*	Pace Micro Technology P.L.C.	638,041	701,230
*	Partridge Fine Arts P.L.C.	26,127	20,301
	Pendragon P.L.C.	452,371	4,227,469
	Photo-Me International P.L.C.	1,340,534	2,661,797
*	Pittards P.L.C.	60,985	6,856
	Portmeirion Group P.L.C.	22,856	100,987

2

*	Pressac P.L.C.	78,129	1,097
*	QXL Ricardo P.L.C.	3,064	544,854
	Redrow P.L.C.	554,208	6,110,481
*	Regent Inns P.L.C.	459,957	633,954
	Restaurant Group P.L.C.	753,607	3,386,829
*	Sanctuary Group P.L.C.	690,814	242,057
	SCS Upholstery P.L.C.	117,088	1,057,746
	Sinclair (William) Holdings P.L.C.	53,000	57,612
	Sirdar P.L.C.	69,754	53,527
	SMG P.L.C.	965,594	1,235,361
*	Smith News P.L.C.	635,227	1,432,934
	Southampton Leisure Holdings P.L.C.	19,615	16,075
*	SPG Media Group P.L.C.	75,298	7,071
*	Sportech P.L.C.	1,096,974	189,936
	St. Ives P.L.C.	308,994	1,461,033
	Stanley Leisure P.L.C.	211,679	3,415,538
*	Stylo P.L.C.	64,096	81,146
	Taylor Nelson Sofres P.L.C.	1,605,792	6,439,717
	Ted Baker P.L.C.	161,948	1,499,206
*	TG21 P.L.C.	85,507	9,982
*	Tinopolis P.L.C.	175,752	102,011
	Topps Tiles P.L.C.	545,796	2,645,930
*	Torotrak P.L.C.	316,569	190,685
*	Tottenham Hotspur P.L.C.	150,000	159,585
	UTV P.L.C.	217,432	1,427,426
	Victoria P.L.C.	12,000	47,676
	Vitec Group P.L.C.	134,662	1,370,503
	Wagon P.L.C.	227,775	866,807
*	Wembley P.L.C.	68,694	2,572
*	Westcity P.L.C.	96,111	84,711
	Wetherspoon (J.D.) P.L.C.	513,165	4,909,141
*	WH Smith P.L.C.	635,227	4,278,735
	Wilmington Group P.L.C.	310,304	1,148,849
	Wilson Bowden P.L.C.	7,000	233,029
	Woolworths Group P.L.C.	4,913,613	3,269,477
Total Consumer Discretionary			197,962,903

Consumer Staples — (4.1%)
	Anglo-Eastern Plantations P.L.C.	111,453	669,936
	Arla Foods UK P.L.C.	1,960,198	1,994,423
	Barr (A.G.) P.L.C.	43,000	926,146
	Cranswick P.L.C.	159,211	2,219,785
	Dairy Crest Group P.L.C.	444,089	4,888,649
	Devro P.L.C.	623,198	1,440,862
	European Home Retail P.L.C.	109,256	42,959
	Greggs P.L.C.	38,326	2,985,369
	McBride P.L.C.	698,504	2,247,893
	Nichols P.L.C.	66,550	312,864
	Northern Foods P.L.C.	1,762,847	2,973,805
	Premier Foods P.L.C.	901,221	4,488,199
	PZ Cussons P.L.C.	847,760	2,471,291
	Robert Wiseman Dairies P.L.C.	283,369	2,308,590
	Swallowfield P.L.C.	15,000	15,365
	Thorntons P.L.C.	226,306	648,148
	Uniq P.L.C.	452,137	1,516,434

3

	Wolverhampton & Dudley Breweries P.L.C.	284,926	7,689,702
	Young & Co’s Brewery P.L.C.	10,000	485,231
	Young & Co’s Brewery P.L.C. Class A	5,234	307,806
Total Consumer Staples			40,633,457

Energy — (6.4%)
	Abbot Group P.L.C.	749,539	3,951,588
	Anglo Pacific Group P.L.C.	333,865	889,359
	Burren Energy P.L.C.	421,226	6,656,917
*	Dana Petroleum P.L.C.	298,563	6,652,584
*	Emerald Energy P.L.C.	220,639	829,475
	Expro International Group P.L.C.	362,494	4,528,305
	Fisher (James) & Sons P.L.C.	163,859	1,508,080
*	Fortune Oil P.L.C.	5,933,254	644,045
	Hunting P.L.C.	416,004	3,470,723
	JKX Oil and Gas P.L.C.	477,571	2,623,416
*	KBC Advanced Technologies P.L.C.	163,011	95,011
	Lupus Capital P.L.C.	429,989	126,385
	Melrose Resources P.L.C.	358,948	2,549,465
*	Premier Oil P.L.C.	288,909	5,589,170
*	Soco International P.L.C.	273,929	7,644,246
	Sondex P.L.C.	252,247	1,308,751
*	U.K. Coal P.L.C.	534,581	2,103,390
*	Venture Production P.L.C.	434,519	6,023,835
	Wood Group (John) P.L.C.	1,504,358	6,488,866
Total Energy			63,683,611

Financials — (19.4%)
	Aberdeen Asset Management P.L.C.	2,223,016	6,820,411
	Arbuthnot Banking Group P.L.C.	67,329	719,781
	Atrium Underwriting P.L.C.	180,581	715,117
*	Bradstock Group P.L.C.	5,200	4,284
	Brewin Dolphin Holdings P.L.C.	874,105	2,697,804
	Brit Insurance Holdings P.L.C.	1,170,583	6,612,429
	Brixton P.L.C.	952,536	9,430,335
	Capital & Regional P.L.C.	275,300	6,117,077
	Chesnara P.L.C.	92,900	308,592
*	CLS Holdings P.L.C.	288,626	3,430,778
	Collins Stewart Tullett P.L.C.	407,502	6,635,154
	Countrywide P.L.C.	628,110	6,163,205
	Daejan Holdings P.L.C.	43,621	3,483,605
	Derwent Valley Holdings P.L.C.	224,683	7,673,980
	Development Securities P.L.C.	177,708	1,960,912
	Domestic & General Group P.L.C.	150,694	2,687,552
	DTZ Holdings P.L.C.	202,773	2,484,836
	Erinaceous Group P.L.C.	465,172	2,748,399
	Evolution Group P.L.C.	859,672	2,244,755
	F&C Asset Management P.L.C.	1,670,683	6,355,200
	Freeport P.L.C.	152,318	1,224,379
	Grainger Trust P.L.C.	436,048	5,127,870
	Great Portland Estates P.L.C.	722,131	8,176,208
	Guiness Peat Group P.L.C.	1,424,556	2,231,376
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	138,704	626,503
*	Hawtin P.L.C.	196,500	66,184

4

	Helical Bar P.L.C.	319,073	2,449,506
	Henderson Group P.L.C.	4,128,219	7,058,468
	Highway Insurance Holdings P.L.C.	844,999	997,578
	Hiscox P.L.C.	1,606,168	6,833,300
	Hitachi Capital UK P.L.C.	158,219	688,190
	IG Group Holdings P.L.C.	634,649	3,082,859
	Intermediate Capital Group P.L.C.	181,009	4,834,810
	Jardine Lloyd Thompson Group P.L.C.	678,286	4,955,557
	JS Real Estate P.L.C.	17,524	198,357
	Kensington Group P.L.C.	248,504	3,856,029
	Kiln P.L.C.	1,107,206	1,918,524
	London Merchant Securities P.L.C.	1,425,531	6,409,054
	London Scottish Bank P.L.C.	491,096	1,104,518
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,511,629
	McKay Securities P.L.C.	97,232	783,395
*	Minerva P.L.C.	574,142	3,247,619
	Mucklow (A & J) Group P.L.C.	221,136	2,058,435
*	Panmure Gorden & Co. P.L.C.	15,272	43,366
	Paragon Group of Companies P.L.C.	153,200	1,935,848
	Park Group P.L.C.	291,600	99,663
	Primary Health Properties P.L.C.	61,769	553,412
*	Probus Estates P.L.C.	83,333	156
	Prudential P.L.C.	21,472	266,071
	Quintain Estates & Development P.L.C.	161,208	2,110,477
	Rathbone Brothers P.L.C.	67,844	1,472,900
	Rensburg Sheppards P.L.C.	152,060	2,011,501
	Resolution P.L.C.	189,754	2,192,808
	Rugby Estates P.L.C.	15,328	142,628
	Rutland Trust P.L.C.	85,288	96,607
	S & U P.L.C.	21,140	235,286
*	Safeland P.L.C.	25,000	39,998
	Savills P.L.C.	443,892	4,423,657
	Shaftesbury P.L.C.	572,839	6,436,635
	Shore Capital Group P.L.C.	554,863	638,904
	St. Modwen Properties P.L.C.	417,287	3,996,322
	Stanley (Charles) Group P.L.C.	102,203	632,121
	Town Centre Securities P.L.C.	206,327	2,701,358
	Unite Group P.L.C.	457,428	3,973,690
	Warner Estate Holdings P.L.C.	172,730	2,535,008
	Wellington Underwriting P.L.C.	1,399,036	2,384,945
	Windsor P.L.C.	236,932	215,696
	Workspace Group P.L.C.	663,597	5,057,459
Total Financials			192,931,070

Health Care — (2.9%)
*	Acambis P.L.C.	372,178	1,073,993
*	Alizyme P.L.C.	660,805	1,386,100
*	Antisoma P.L.C.	1,491,544	627,917
*	Asterand P.L.C.	160,000	18,349
*	Axis-Shield P.L.C.	215,716	1,286,132
	Bespak P.L.C.	108,551	1,249,498
*	Biocompatibles International P.L.C.	150,111	551,665
*	Bioquell P.L.C.	90,893	213,986
	Biotrace International P.L.C.	150,131	312,395
	Care U.K. P.L.C.	183,829	1,877,920

5

*	Clinical Computing P.L.C.	46,666	6,351
	Corin Group P.L.C.	151,637	676,984
	Dechra Pharmaceuticals P.L.C.	168,094	795,490
	Ferraris Group P.L.C.	171,391	110,032
*	Genetix Group P.L.C.	151,246	131,715
*	Global Health Partners P.L.C.	932	1,169
	Goldshield Group P.L.C.	123,034	552,328
*	Gyrus Group P.L.C.	474,971	3,225,830
	Huntleigh Technology P.L.C.	149,461	1,023,333
*	Innovata P.L.C.	1,718,271	667,935
	iSOFT Group P.L.C.	737,364	690,007
	Isotron P.L.C.	79,175	964,853
*	MDY Healthcare P.L.C.	586,814	30,764
*	Medical Solutions P.L.C.	140,731	15,728
	Nestor Healthcare Group P.L.C.	303,219	662,082
*	Osmetech P.L.C.	66,935	19,773
*	Oxford Biomedica P.L.C.	1,764,734	972,279
*	Phytopharm P.L.C.	111,349	115,726
*	Pinnacle Staffing Group P.L.C.	303,219	53,934
*	Protherics P.L.C.	929,053	1,582,883
*	Provalis P.L.C.	796,584	4,474
	Ransom (William) & Son P.L.C.	30,000	27,885
*	SkyePharma P.L.C.	1,738,458	796,755
	SSL International P.L.C.	738,967	4,845,977
	Theratase P.L.C.	138,068	125,387
*	Vernalis P.L.C.	1,131,506	1,421,555
Total Health Care			28,119,184

Industrials — (31.3%)
*	AEA Technology P.L.C.	539,970	990,043
	Aggreko P.L.C.	902,444	5,670,443
	Air Partner P.L.C.	35,296	455,456
*	Airflow Streamlines P.L.C.	20,500	22,454
	Alumasc Group P.L.C.	131,547	433,883
	Amec P.L.C.	683,554	4,584,946
	Arriva P.L.C.	577,614	7,136,977
	Ashtead Group P.L.C.	1,337,718	3,594,756
	Atkins (WS) P.L.C.	351,983	5,758,037
*	Autologic Holdings P.L.C.	96,590	163,822
*	Avis Europe P.L.C.	3,154,308	3,759,811
	Babcock International Group P.L.C.	740,023	4,836,612
*	Bailey (C.H.) P.L.C.	20,950	33,486
*	BB Holdings, Ltd.	8,709	25,532
	Black Arrow Group P.L.C.	56,500	83,043
	Bodycote International P.L.C.	1,165,044	5,177,735
	Braemar Seascope Group P.L.C.	73,913	581,847
	Brammer P.L.C.	144,123	643,428
	BSS Group P.L.C.	409,205	2,739,062
*	BTG P.L.C.	489,797	1,266,706
	Business Post Group P.L.C.	199,404	1,560,072
	Camellia P.L.C.	2,437	362,910
	Carillion P.L.C.	998,143	6,839,958
*	Carlisle Group, Ltd.	3,484	6,113
	Carr’s Milling Industries P.L.C.	31,055	349,149
	Castings P.L.C.	163,887	822,413

6

	Charles Taylor Consulting P.L.C.	143,225	1,077,380
*	Charter P.L.C.	561,590	8,965,418
	Chemring Group P.L.C.	113,762	3,197,950
	Chloride Group P.L.C.	973,598	2,364,785
	Christie Group P.L.C.	53,263	217,003
	Clarke (T.) P.L.C.	148,717	659,796
	Clarkson P.L.C.	54,733	900,779
	Communisis P.L.C.	515,412	732,645
	Cookson Group P.L.C.	681,452	7,238,708
*	Corporate Services Group P.L.C.	3,685,688	547,214
*	Costain Group P.L.C.	1,276,378	1,288,087
*	Danka Business Systems P.L.C.	1,029,605	460,479
	Dart Group P.L.C.	296,000	584,532
	Datamonitor P.L.C.	261,086	1,994,765
	Davis Service Group P.L.C.	613,625	5,516,290
	De La Rue P.L.C.	591,314	6,335,745
	Dewhurst P.L.C. Class A Non-Voting	15,500	50,871
	Dewhurst P.L.C. ORD	9,000	34,713
	Domino Printing Sciences P.L.C.	402,751	2,265,331
*	easyJet P.L.C.	1,032,000	9,384,049
	Eleco P.L.C.	104,685	132,014
	Enodis P.L.C.	1,616,238	5,249,794
	Enterprise P.L.C.	270,194	2,325,570
	Fenner P.L.C.	545,835	2,060,318
	FKI P.L.C.	2,068,038	3,488,638
	Forth Ports P.L.C.	167,159	6,057,074
*	Fortress Holdings P.L.C.	120,728	6,216
	Galliford Try P.L.C.	1,054,108	2,405,077
	GET Group P.L.C.	20,485	97,439
	Gibbs & Dandy P.L.C.	37,672	264,929
	Gleeson (M.J.) Group P.L.C.	174,733	1,184,265
	Glotel P.L.C.	119,419	129,533
	Go-Ahead Group P.L.C.	162,870	6,030,156
*	Hampson Industries P.L.C.	320,091	890,993
*	Harvey Nash Group P.L.C.	226,666	274,048
	Havelock Europa P.L.C.	123,687	310,213
	Heath (Samuel) & Sons P.L.C.	7,500	68,809
	Helphire Group P.L.C.	543,376	3,966,913
*	Heywood Williams Group P.L.C.	297,460	479,575
	Homeserve P.L.C.	223,948	6,965,405
	Hyder Consulting P.L.C.	159,637	987,927
	Interserve P.L.C.	390,498	2,637,678
	Intertek Group P.L.C.	512,085	7,487,942
*	Invensys P.L.C.	1,929,073	7,504,738
	Ite Group P.L.C.	966,080	2,206,869
	James Halstead P.L.C.	104,416	904,193
	Johnson Service Group P.L.C.	206,862	1,463,375
	Keller Group P.L.C.	232,425	2,910,330
	Kier Group P.L.C.	122,924	4,227,436
	Laing (John) P.L.C.	848,681	5,741,245
	Latchways P.L.C.	40,210	678,694
	Lavendon Group P.L.C.	140,454	726,323
	Lincat Group P.L.C.	19,000	208,401
	Litho Supplies P.L.C.	20,000	23,481
*	Lorien P.L.C.	60,000	44,438

7

	Low & Bonar P.L.C.	707,849	1,526,473
	Management Consulting Group P.L.C.	695,651	732,856
	McAlpine (Alfred) P.L.C.	375,313	3,522,536
	Metalrax Group P.L.C.	435,408	541,866
	Michael Page International P.L.C.	1,224,495	8,812,988
	Mitie Group P.L.C.	1,150,518	4,359,714
*	Molins P.L.C.	68,000	143,745
	Morgan Crucible Company P.L.C.	1,125,473	6,169,568
	Morgan Sindall P.L.C.	146,726	3,178,008
	Mouchel Parkman P.L.C.	377,254	2,482,013
	MS International P.L.C.	71,500	214,372
	MSB International P.L.C.	30,748	41,570
	National Express Group P.L.C.	25,000	439,930
	New Avesco P.L.C.	29,998	49,745
	Northern Recruitment Group P.L.C.	36,500	90,801
	Northgate P.L.C.	252,005	4,786,026
	Ocean Wilsons Holdings, Ltd.	84,250	662,753
	OPD Group P.L.C.	95,878	679,957
	Parkwood Holdings P.L.C.	72,980	106,728
*	Penna Consulting P.L.C.	91,728	106,414
*	Planestation Group P.L.C.	76,551	8,062
	Quantica P.L.C.	245,300	197,219
	Radstone Technology P.L.C.	102,913	790,889
*	Regus Group P.L.C.	3,417,353	6,790,953
	Reliance Security Group P.L.C.	49,710	605,243
*	Renold P.L.C.	270,995	380,307
	Ricardo P.L.C.	220,336	1,250,438
	Robert Walters P.L.C.	291,175	1,375,875
	ROK P.L.C.	108,636	1,407,219
	RPS Group P.L.C.	730,729	3,129,553
	Salvesen (Christian) P.L.C.	950,714	1,321,657
	Senior P.L.C.	1,196,693	1,241,831
	Serco Group P.L.C.	235,235	1,655,823
	Severfield-Rowan P.L.C.	84,679	2,377,263
	Shanks Group P.L.C.	756,400	2,629,533
	SHL Group P.L.C.	165,829	554,246
	SIG P.L.C.	445,720	8,187,682
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	342,288
	Speedy Hire P.L.C.	157,928	2,780,982
	Spirax-Sarco Engineering P.L.C.	260,136	4,484,706
	Spring Group P.L.C.	596,238	551,855
	Stagecoach Group P.L.C.	1,865,823	4,442,197
*	Stanelco P.L.C.	2,148,370	64,373
	Tarsus Group P.L.C.	87,549	330,653
	TDG P.L.C.	305,448	1,228,356
	Teesland P.L.C.	431,476	775,498
	Tex Holdings P.L.C.	14,000	26,869
*	The 600 Group P.L.C.	218,038	228,364
	Thorpe (F.W.) P.L.C.	24,000	269,112
*	Tinsley (Eliza) Group P.L.C.	19,844	3,344
*	Trafficmaster P.L.C.	517,604	591,164
	Trifast P.L.C.	330,473	372,320
	Ultra Electronics Holdings P.L.C.	240,952	4,745,435
	Umeco P.L.C.	177,143	1,502,639
*	Universal Salvage P.L.C.	104,608	247,943

8

* #	Volex Group P.L.C.	241,088	539,271
	Vp P.L.C.	156,643	844,640
	VT Group P.L.C.	636,999	5,770,772
	Waterman Group P.L.C.	74,473	214,842
	Watermark Group P.L.C.	189,106	156,500
	Weir Group P.L.C.	766,417	6,892,830
	Whatman P.L.C.	465,769	2,614,858
	White Young Green P.L.C.	154,390	1,072,461
*	Whitehead Mann Group P.L.C.	95,000	77,354
*	Wilshaw P.L.C.	198,409	21,822
	Wincanton P.L.C.	417,586	2,433,468
	WSP Group P.L.C.	254,125	2,274,665
	XP Power P.L.C.	73,546	526,026
Total Industrials			310,834,746

Information Technology — (10.1%)
	Abacus Group P.L.C.	271,924	847,941
	Acal P.L.C.	98,344	652,382
	Alphameric P.L.C.	486,081	646,697
*	Alterian P.L.C.	151,434	297,686
	Amstrad P.L.C.	311,793	1,075,126
*	Anite Group P.L.C.	1,273,342	1,721,064
*	ARC International P.L.C.	546,440	326,130
*	Autonomy Corp. P.L.C.	446,075	3,873,551
	Aveva Group P.L.C.	243,405	2,412,630
	Axon Group P.L.C.	207,398	1,804,315
*	Bede P.L.C.	135,978	26,830
	CML Microsystems P.L.C.	28,361	109,327
	Compel Group P.L.C.	119,994	224,391
	Computacenter P.L.C.	377,178	1,766,295
*	CSR P.L.C.	87,809	1,385,086
	Detica Group P.L.C.	417,189	2,367,131
	Dialight P.L.C.	111,362	476,329
	Dicom Group P.L.C.	302,158	1,371,901
*	Dimension Data Holdings P.L.C.	939,000	611,086
	Diploma P.L.C.	83,772	1,184,592
	DRS Data & Research Services P.L.C.	26,825	19,600
	Electrocomponents P.L.C.	1,319,110	6,874,623
	Electronic Data Processing P.L.C.	55,200	62,140
*	Eurodis Electron P.L.C.	2,118,657	41,652
*	Fibernet Group P.L.C.	224,012	317,329
	Filtronic P.L.C.	226,882	910,906
*	Financial Objects P.L.C.	17,000	14,923
	GB Group P.L.C.	415,333	264,128
*	Gresham Computing P.L.C.	180,019	414,559
	Halma P.L.C.	1,554,692	5,563,341
	ICM Computer Group P.L.C.	64,101	309,175
*	Imagination Technologies Group P.L.C.	664,715	1,095,285
	Independent Media Distribution P.L.C.	21,621	18,396
*	Innovation Group P.L.C.	1,562,355	877,028
*	Intec Telecom Systems P.L.C.	983,242	748,537
	Intelek P.L.C.	99,880	23,322
*	Kewill Systems P.L.C.	309,597	386,430
	Laird Group P.L.C.	685,436	4,827,327
	Macro 4 P.L.C.	68,736	273,670

9

	Microgen P.L.C.	307,694	258,797
	Misys P.L.C.	1,567,012	6,634,045
	Morse P.L.C.	450,565	853,145
	MTL Instruments Group P.L.C.	71,580	618,920
*	nCipher P.L.C.	99,572	436,431
	Netstore P.L.C.	143,737	90,133
	Northgate Information Solutions P.L.C.	1,787,107	2,712,619
*	NSB Retail Systems P.L.C.	1,119,725	577,245
	Oxford Instruments P.L.C.	136,455	520,265
*	Parity Group P.L.C.	7,621	8,094
*	Planit Holdings P.L.C.	235,000	124,484
*	Plasmon P.L.C.	259,985	204,718
	Premier Farnell P.L.C.	1,368,932	4,639,232
	Psion P.L.C.	462,761	1,017,519
*	Raymarine P.L.C.	149,160	1,067,568
	Renishaw P.L.C.	222,795	3,276,909
*	Retail Decisions P.L.C.	258,904	968,069
	RM P.L.C.	359,199	1,211,286
	Rotork P.L.C.	306,541	4,406,734
	Royalblue Group P.L.C.	125,646	1,986,043
*	SCi Entertainment Group P.L.C.	41,370	372,782
*	Scipher P.L.C.	34,563	728
*	SDL P.L.C.	229,834	920,339
*	Servicepower Technologies P.L.C.	235,191	105,609
	Spectris P.L.C.	508,179	5,998,153
*	Spirent Communictions P.L.C.	2,769,967	2,695,064
*	Superscape Group P.L.C.	302,847	80,449
*	Surfcontrol P.L.C.	104,638	916,918
*	Tadpole Technology P.L.C.	427,207	18,069
#	Telent P.L.C.	208,611	1,972,818
*	Telspec P.L.C.	25,000	2,941
	Trace Group P.L.C.	33,552	62,507
	TT electronics P.L.C.	531,652	1,956,948
	Vega Group P.L.C.	69,342	301,631
	Vislink P.L.C.	469,857	691,483
*	Wolfson Microelectronics P.L.C.	429,349	3,773,120
*	Workplace Systems International P.L.C.	238,739	20,643
	XAAR P.L.C.	220,887	746,794
	XANSA P.L.C.	1,086,619	1,662,700
	XKO Group P.L.C.	30,304	56,217
	Zetex P.L.C.	177,320	238,060
Total Information Technology			100,429,090

Materials — (3.5%)
*	Amberley Group P.L.C.	200,000	39,319
*	API Group P.L.C.	103,483	163,545
	Baggeridge Brick P.L.C.	136,350	527,233
	British Polythene Industries P.L.C.	97,215	755,100
	Carclo P.L.C.	180,595	248,899
	Chamberlin & Hill P.L.C.	18,000	73,840
	Chapelthorpe P.L.C.	656,803	132,712
*	Coral Products P.L.C.	50,000	17,265
	Croda International P.L.C.	495,398	4,708,273
	Cropper (James) P.L.C.	22,000	59,230
	Delta P.L.C.	474,097	1,203,821

10

	DS Smith P.L.C.	1,410,480	4,069,043
	Dyson Group P.L.C.	116,928	447,994
	Elementis P.L.C.	1,680,525	2,792,173
	Ennstone P.L.C.	1,346,696	1,197,686
	Filtrona P.L.C.	724,553	3,560,566
	Hill & Smith Holdings P.L.C.	228,223	1,106,949
*	Inveresk P.L.C.	150,000	51,449
	Macfarlane Group P.L.C.	378,287	219,028
	Marshalls P.L.C.	662,347	4,053,056
*	OpSec Security Group P.L.C.	117,822	146,411
	Porvair P.L.C.	139,099	306,514
	RPC Group P.L.C.	335,324	1,645,149
*	Scapa Group P.L.C.	456,918	206,977
*	Scarborough Minerals P.L.C.	14,622	14,179
	Treatt P.L.C.	14,957	90,881
	UCM Group P.L.C.	41,980	50,281
	Victrex P.L.C.	307,403	4,558,733
	Yule Catto & Co. P.L.C.	521,859	2,147,624
	Zotefoams P.L.C.	96,852	184,825
Total Materials			34,778,755

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,851
*	Aries Insurance Services P.L.C.	62,500	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	6,319
*	Industrial & Commercial Holdings P.L.C.	5,000	140
*	OneSource Services, Inc.	544	7,001
*	Pisces Property Services P.L.C.	62,500	0
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	15,505
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	371
*	Whitecroft P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,073
Total Other			37,260

Telecommunication Services — (0.8%)
*	Colt Telecom Group P.L.C.	858,120	2,020,420
	Kingston Communications P.L.C.	1,328,979	1,539,840
*	Redstone P.L.C.	1,259,104	117,303
	Telecom Plus P.L.C.	222,635	603,979
*	Thus Group P.L.C.	549,382	1,366,199
*	Vanco P.L.C.	232,704	2,196,383
Total Telecommunication Services			7,844,124

Utilities — (1.0%)
	Dee Valley Group P.L.C.	4,214	91,900
	Hydro International P.L.C.	27,669	68,054
	Northumbrian Water Group P.L.C.	375,602	1,954,951

11

	Viridian Group P.L.C.	393,733	7,892,152
Total Utilities			10,007,057

TOTAL COMMON STOCKS			987,261,257

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	215
*	Senior P.L.C. Rights 10/10/06	239,338	56,015
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
*	Ultaframe Litigations Notes	319,285	0

TOTAL RIGHTS/WARRANTS			56,230

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 10/02/06 (Collateralized by $670,343 FHLMC 5.00%, 09/15/34, valued at $665,905) to be repurchased at $653,043	$653	652,750
@ Repurchase Agreement, Deutsche Bank Securities 5.35%, 10/02/06 (Collateralized by $2,830,528 FHLMC 5.00%, 08/01/35, valued at $2,652,000) to be repurchased at $2,601,159	2,600	2,600,000
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 10/02/06 (Collateralized by $2,887,000 FNMA 4.68%, 06/15/11, valued at $2,887,000) to be repurchased at $2,845,230	2,844	2,844,000

TOTAL TEMPORARY CASH INVESTMENTS		6,096,750

TOTAL INVESTMENTS - (100.0%) (Cost $699,326,935) ##		$993,414,237

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
	Agrana Beteiligungs AG	14,556	$1,467,918
	Andritz AG	27,387	4,189,136
	Austria Email AG	715	5,203
* #	Austrian Airlines AG	42,784	394,391
	BKS Bank AG	520	63,631
	Boehler-Uddeholm AG	104,608	5,888,495
* #	BWIN Interactive Entertainment AG	40,984	1,079,269
#	BWT AG	24,819	936,635
*	CA Immobilien Anlagen AG	134,542	3,697,765
*	Christ Water Techology AG	24,819	398,563
	Constantia Packaging AG	21,263	915,429
*	Conwert Immobilien Invest AG	54,426	1,097,762
	Eybl International AG	3,191	52,564
	Flughafen Wien AG	32,850	2,721,745
	Frauenthal Holding AG	10,460	303,955
*	Intercell AG	44,014	834,331
	Lenzing AG	3,948	1,015,241
*	Manner (Josef) & Co. AG	870	67,296
	Mayr-Melnhof Karton AG	11,760	2,019,274
	Oberbank AG	8,153	1,046,680
	Palfinger AG	11,176	1,142,784
*	RHI AG	65,590	2,565,730
	Rosenbauer International AG	2,134	222,027
*	S&T System Integration & Technology Distribution AG	5,233	192,232
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	900,553
*	Sparkassen Immobilien AG	58,185	655,769
	UBM Realitaetenentwicklung AG	1,440	86,562
	Uniqa Versicherungen AG	88,000	2,791,353
*	Wolford AG	5,946	177,847

TOTAL — AUSTRIA			36,930,140

BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	74,360	5,346,192
	Arinso International SA	29,855	663,355
	Banque Nationale de Belgique	710	2,924,048
	Barco NV	36,337	3,325,171
	Bekaert SA	41,401	4,071,408
	Brantano Group NV	5,881	271,519
	Brederode SA	12,180	427,701
	Carrieres Unies Porphyre SA	45	129,900

*	Cie Mobiliere Sauv S VV Strips	87	29
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	219,109
	Cofinimmo SA	17,021	3,225,995
	Compagnie du Bois Sauvage	87	31,499
	Compagnie Francois d’Entreprises (CFE)	2,080	1,950,147
	Compagnie Immobiliere de Belgique SA	7,453	387,395
#	Compagnie Maritime Belge SA	55,208	1,881,970
	Cumerio	9,586	200,500
	Deceuninck NV	63,700	1,769,106
#	Distrigaz	57	303,686
	Dolmen Computer Applications NV	14,860	196,015
	D’Ieteren NV SA	9,168	3,059,582
#	Duvel Moorgat SA	8,788	426,325
	Econocom Group SA	38,283	277,907
* #	Elia System Operator SA NV	54,717	2,043,747
	Euronav SA	56,185	1,821,180
	EVS Broadcast Equipment SA	5,500	306,551
#	Exmar NV	52,575	1,564,681
	Floridienne SA	2,033	200,882
*	ICOS Vision Systems NV	19,613	762,833
	Image Recognition Integrated Systems (I.R.I.S.)	3,234	167,574
*	Innogenetics NV	75,886	899,216
*	Integrated Production & Test Engineering NV	9,275	58,645
*	International Brachtherapy SA	16,544	144,748
*	Ion Beam Application SA	49,701	898,173
	Kinepolis	9,170	431,308
*	Laundry Systems Group	14,485	209,459
	Lotus Bakeries SA	1,401	349,807
#	Melexis NV	70,385	1,188,092
	Nord-Sumatra Investissements SA	650	549,624
	Omega Pharma SA	63,035	3,629,817
* #	Option NV	79,228	1,596,118
*	Papeteries Catala SA	315	72,298
*	Picanol	16,120	265,797
	Quick Restaurants SA	27,247	995,133
* #	Real Software SA	218,853	168,831
	Recticel SA	47,637	561,282
*	Resilux	3,036	149,013
	Rosier SA	655	109,429
	Roularta Media Group NV	10,137	678,465
	Sapec SA	3,635	397,835
*	SAPEC SA Strip VVPR	75	317
#	Sioen Industries NV	40,931	449,704
	Sipef NV	1,685	406,300
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	890,566
*	Spector Photo Group SA	5,408	7,656
*	Systemat-Datarelay SA	14,672	104,938
	Ter Beke NV	2,281	186,054
	Tessenderlo Chemie NV	66,759	2,530,874
	Unibra SA	1,600	203,131
	Van De Velde NV	18,785	837,421
	VPK Packaging Group SA	10,614	437,439
	Warehouses De Pauw SCA	10,753	633,266
* #	Zenitel	20,197	76,835

TOTAL — BELGIUM			58,073,598

DENMARK — (3.4%)
COMMON STOCKS — (3.4%)
	Aktieselskabet Ringkjoebing Bank A.S.	3,170	406,587
*	Aktieselskabet Roskilde Bank A.S.	3,105	644,538
*	Alk-Abello A.S.	15,055	2,338,348
* #	Alm. Brand A.S.	28,360	1,504,458
	Amagerbanken A.S.	25,720	1,645,099
#	Ambu A.S.	7,460	121,178
	Arkil Holdings A.S. Series B	670	109,583
#	Auriga Industries A.S. Series B	29,250	785,688
#	Bang & Olufsen Holding A.S. Series B	27,637	2,965,954
* #	Bavarian Nordic A.S.	8,530	505,709
	Biomar Holding A.S.	8,498	313,294
*	BoConcept Holding A.S.	3,750	160,080
* #	Bonusbanken A.S.	45,475	332,667
*	Bonusbanken A.S.	5,880	42,501
	Bording (F.E.) A.S. Series B	600	79,496
	Brodrene Hartmann A.S. Series B	5,865	248,983
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	70,007
*	Capinordic AS	50,000	195,554
*	Dampskibsselskabet Norden A.S.	840	480,889
#	Dampskibsselskabet Torm A.S.	49,460	2,558,751
*	Danionics A.S. Series A	5,000	33,151
#	Dantherm Holding A.S.	13,100	218,166
*	Danware A.S.	5,185	91,867
	DFDS A.S.	11,760	1,051,446
#	DiBa Bank A.S.	1,433	448,019
	Dicentia A.S.	6,000	55,450
	DLH A.S. Series B	27,900	534,567
	East Asiatic Co., Ltd.	50,573	2,373,719
#	EDB Gruppen A.S.	5,780	290,774
	Fionia Bank A.S. Rights	2,868	677,752
	FLSmidth & Co. A.S.	73,180	3,390,230
#	Fluegger A.S. Series B	4,023	449,709
	Forstaedernes Bank A.S.	10,422	1,338,140
*	Genmab A.S.	63,829	2,658,349
	Glunz & Jensen A.S.	2,870	41,726
	GPV Industi A.S.	1,700	79,517
#	H&H International A.S. Series B	1,520	356,126
	Hadsten Bank A.S.	555	157,190
#	Harboes Bryggeri A.S.	8,250	350,984
	Hedegaard (Peder P.) A.S.	1,360	150,035
	Hojgaard Holding A.S. Series B	2,500	113,749
* #	IC Companys A.S.	24,705	1,443,956
*	Incentive A.S.	3,575	11,248
	ITH Industri Invest A.S.	3,600	140,954
	Lan & Spar Bank A.S.	3,800	290,782
*	Lastas A.S. Series B	4,800	81,312
	Lollands Bank A.S.	750	54,001
*	Maconomy A.S.	37,500	85,252
	Migatronic A.S. Series B	400	21,104

*	Mols-Linien A.S.	3,800	290,742
* #	NeuroSearch A.S.	12,860	369,523
	NKT Holding A.S.	49,245	3,721,344
	Nordjyske Bank A.S.	17,250	490,754
#	Norresundby Bank A.S.	535	304,231
	NTR Holdings A.S.	2,530	29,732
	Ostjydsk Bank A.S.	1,542	291,241
	Per Aarsleff A.S. Series B	3,295	282,222
*	Pharmexa A.S.	59,540	176,951
#	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	1,864,695
	Roblon A.S. Series B	470	66,398
	Rockwool International A.S.	24,520	3,486,038
	Royal Unibrew A.S.	10,615	1,239,629
* #	RTX Telecom A.S.	14,000	173,817
	Salling Bank A.S.	750	107,746
	Sanistal A.S. Series B	2,686	355,490
*	SAS AB	34,300	445,930
	Satair A.S.	7,125	321,737
#	Schouw & Co. A.S.	20,235	1,130,913
	SimCorp A.S.	11,740	2,050,762
	Sjaelso Gruppen A.S.	4,188	1,256,032
	SKAKO Industries A.S.	3,930	191,999
	Skjern Bank A.S.	2,230	318,389
#	Sondagsavisen A.S.	36,665	474,779
	Spar Nord Bank A.S.	94,575	2,059,093
	Sparbank Vest A.S.	9,485	644,578
#	Sparekassen Faaborg A.S.	721	423,262
	Sydbank A.S.	81,720	3,008,989
	Thrane & Thrane A.S.	6,858	402,956
#	Tivoli A.S.	817	550,865
* #	TK Development A.S.	65,956	789,713
*	Topdanmark A.S.	28,300	3,909,018
	Vestfyns Bank A.S.	340	66,574
	Vestjysk Bank A.S.	19,850	958,645
TOTAL COMMON STOCKS			64,753,426

RIGHTS/WARRANTS — (0.0%)
*	NeuroSearch A.S. Rights 10/12/06	12,860	74,362

TOTAL — DENMARK			64,827,788

FINLAND — (5.0%)
COMMON STOCKS — (5.0%)
	Alandsbanken AB Series B	14,890	443,200
*	Aldata Solutions Oyj	194,535	442,335
	Alma Media Corp.	250,636	2,415,666
	Amanda Capital Oyj	67,120	246,016
	Amer Sports Oyj Series A	269,460	6,046,545
	Aspo Oyj	62,450	497,446
* #	Aspocomp Group Oyj	42,026	123,145
	BasWare Oyj	34,550	522,391
*	Benefon Oyj	686,900	173,524
*	Biohit Oyj	9,400	26,368

*	Biotie Therapies Oyj	159,354	129,304
	Capman Oyj Series B	12,485	43,484
*	Cencorp Oyj	89,510	60,244
*	Componenta Oyj	30,700	256,904
	Comptel Oyj	308,941	595,361
*	Efore Oyj	129,540	240,857
	Elcoteq SE	66,810	929,846
	Elecster Oyj	2,200	14,415
#	Elektrobit Group Oyj	333,370	875,935
	eQ Oyj	132,200	559,248
	Etteplan Oyj	28,000	209,753
*	Evox Rifa Group Oyj	189,210	19,217
	Finnair Oyj	153,750	2,511,711
	Finnlines Oyj	110,260	2,236,432
#	Fiskars Oyj Abp Series A	178,328	2,363,025
	F-Secure Oyj	447,078	1,219,429
#	HK Ruokatalo Oyj Series A	74,560	1,029,835
*	Honkarakenne Oyj Series B	15,330	104,685
	Huhtamaki Oyj	322,600	5,583,429
	Ilkka-Yhtyma Oyj	30,700	343,810
*	Incap Oyj	36,800	122,894
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	94,153
	KCI Konecranes Oyj	255,800	4,846,813
	Kemira GrowHow Oyj	25,160	176,158
	Kemira Oyj	261,200	4,869,521
	Kyro Oyj Abp	128,140	644,487
	Laennen Tehtaat Oyj	17,820	472,873
	Lassila & Tikanoja Oyj	114,376	2,269,164
#	Lemminkainen Oyj	52,700	2,061,875
	Leo Longlife Oyj	16,680	110,046
	Martela Oyj	1,060	9,411
	M-Real Oyj Series B	689,500	3,483,788
	Neomarkka Oyj	16,652	160,101
	Nokian Renkaat Oyj	379,540	6,820,467
	Nordic Aluminium Oyj	5,800	136,724
*	Okmetic Oyj	54,904	228,494
	OKO Bank P.L.C. Class A	101,080	1,609,952
	Olvi Oyj Series A	32,290	691,607
*	Oriola-KD Oyj	26,000	82,094
*	Oriola-KD Oyj	16,000	48,896
*	Orion Oyj Series A	26,000	494,541
*	Orion Oyj Series B	16,000	304,333
	Perlos Oyj	130,761	718,409
	PKC Group Oyj	45,890	592,960
	Ponsse Oyj	82,280	1,344,982
	Poyry Oyj	183,040	2,222,315
*	Proha Oyj	198,232	90,373
	Raisio Group P.L.C.	375,423	694,056
	Rakentajain Koneuokrammo Oyj Series B	96,060	1,624,011
	Ramirent Oyj	78,640	3,391,852
	Rapala VMC Oyj	116,640	872,956
#	Raute Oyj Series A	10,390	169,849
#	Rocla Oyj	12,300	172,892
*	Satama Interactive Oyj	107,200	133,352

	Scanfil Oyj	123,479	442,399
	Sponda Oyj	159,511	1,802,054
#	SSH Communications Oyj	88,050	139,655
	Stockmann Oyj Abp Series A	36,330	1,504,970
#	Stockmann Oyj Abp Series B	93,438	3,930,827
*	Stonesoft Oyj	89,379	52,225
* #	Suominen Oyj	17,955	69,413
	SysOpen Digia Oyj	55,020	228,269
	Talentum Oyj	133,500	607,444
	Tecnomen Oyj	196,570	378,845
#	Teleste Oyi	49,499	560,615
	TietoEnator Oyj	13,000	381,992
	Tieto-X Oyj	22,800	116,157
	Tulikivi Oyj	77,940	364,428
	Turkistuottajat Oyj	8,490	125,544
	Uponor Oyj Series A	203,800	5,506,837
	Vacon Oyj	44,337	1,410,760
	Vaisala Oyj Series A	35,000	1,220,520
*	Viking Line AB	10,710	287,486
	Wartsila Corp. Oyj Series B	35,000	1,418,942
	YIT Oyj	61,000	1,412,805

TOTAL — FINLAND			93,992,146

FRANCE — (10.6%)
COMMON STOCKS — (10.6%)
*	Actielec Technologies	21,981	88,487
	Affine	2,526	392,491
	Ales Groupe SA	33,613	737,550
*	Alten SA	56,620	1,792,956
* #	Altran Technologies SA	274,007	2,249,454
	Apem SA	1,000	74,614
	April Group SA	58,305	2,509,009
*	Archos	13,594	584,148
#	Arkopharma	36,492	534,205
	Assystem	47,658	1,035,528
	Aubay SA	28,081	273,466
#	Audika SA	22,509	544,879
*	Avanquest Software	15,329	256,817
*	Baccarat SA	1,090	179,460
	Bacou-Dalloz	17,098	2,003,473
	Banque Tarneaud SA	1,430	306,105
	Beneteau SA	37,099	3,229,441
*	Bigben Interactive	2,100	7,309
	Boiron SA	19,537	441,588
	Boizel Chanoine Champagne SA	5,724	304,578
	Bonduelle SA	9,904	922,535
	Bongrain SA	14,306	1,109,398
	Bourbon SA	63,632	3,067,306
	Bricorama SA	10,279	584,171
*	Bull SA	4	3
*	Bull SA	185,401	1,085,172
	Burelle SA	4,030	773,723
	Canal Plus SA	280,788	2,839,903

	Carbone Lorraine SA	46,232	2,565,854
*	CBo Territoria	28,320	99,328
#	Cegedim SA	10,099	870,848
#	Cegid SA	20,276	873,489
*	Cesar SA	142,196	167,592
	CFF Recycling SA	84,608	2,772,070
*	Cibox Inter@ctive SA	232,424	124,108
	Clarins SA	10,264	735,274
* #	Club Mediterranee SA	43,377	2,311,255
* #	Compagnie Generale de Geophysique SA	37,105	5,705,317
	Compagnie Industrielle et Financiere D’Entreprises	300	66,573
	Compagnie International Andre Trigano SA	983	29,641
*	CS Communication et Systemes	7,938	241,884
*	Cybergun	5,682	95,125
	Damartex SA	22,900	1,043,255
*	Dane-Elec Memory SA	65,202	286,025
#	Delachaux SA	23,700	1,489,790
	Didot-Bottin SA	1,620	136,197
*	Dollfus Mieg & Cie SA	35,375	144,049
*	Dynaction SA	10,660	171,727
#	Electricite de Strasbourg	23,784	5,365,815
	Encres Dubuit SA	4,176	45,646
	Esso SA	927	208,552
	Etam Developpement SA	23,047	1,665,503
*	Euraltech SA	11,700	9,315
* #	Euro Disney SCA	4,981,489	376,624
	Evialis SA	3,664	167,657
	Exel Industries SA	5,582	445,543
	Explosifs et de Produits Chimiques	524	265,053
* #	Faurecia SA	31,964	1,979,813
	Fimalac SA	111,143	9,637,518
	Fininfo SA	11,236	202,644
	Finuchem SA	18,083	395,044
	Fleury Michon SA	4,019	231,633
	Foncia Groupe	34,939	1,638,360
	Francois Freres (Tonnellerie) SA	3,839	165,138
*	Gantois Series A	647	5,267
	Gascogne SA	7,112	649,850
	Gaumont SA	14,607	1,259,506
*	GECI International	52,548	169,242
#	Generale de Sante	109,455	3,710,415
	Geodis SA	14,348	2,310,906
	Gevelot SA	3,584	254,223
	GFI Informatique SA	126,539	877,987
* #	Gifi	7,579	292,882
*	Ginger (Groupe Ingenierie Europe)	10,357	195,217
	GL Events	34,299	1,500,786
*	Grands Moulins de Strasbourg	110	69,059
	Groupe Ares SA	17,281	51,034
	Groupe Crit	24,673	1,033,638
*	Groupe Flo SA	22,019	229,374
*	Groupe Go Sport SA	2,740	229,919
	Groupe Guillin SA	1,200	112,541
*	Groupe Open SA	21,946	377,729

#	Groupe Steria SCA	48,989	2,604,813
	Guerbet SA	5,997	923,478
	Guyenne et Gascogne SA	26,000	3,298,001
	Haulotte Group SA	53,790	1,392,117
	Havas SA	1,035,703	4,815,678
	Idsud	2,227	123,892
*	IEC Professionnel Media	27,153	66,956
	IMS International Metal Service SA	51,946	1,154,010
* #	Infogrames Entertainment SA	311,327	145,455
* #	Ingenico SA	63,067	1,372,397
	Ipsos SA	64,032	2,407,951
#	Kaufman et Broad SA	34,770	2,060,484
	Lafuma SA	6,232	504,382
	Laurent-Perrier Group	12,172	1,053,559
	Lectra	85,992	515,516
	Lisi SA	8,334	565,205
	Locindus	20,056	841,085
*	LVL Medical Groupe SA	24,346	298,173
	Manitou BF SA	44,368	1,954,820
	Manutan International SA	13,920	862,506
*	Metaleurop SA	35,449	347,817
	MGI Coutier SA	2,753	86,058
	MoneyLine SA	1,911	83,659
	Montupet SA	32,450	580,291
	Mr. Bricolage SA	23,846	487,278
*	Naturex	3,363	213,246
	Nexans SA	72,879	6,339,343
*	Nexity	17,461	1,105,007
	Norbert Dentressangle	12,697	1,003,192
	NRJ Group	177,024	3,307,842
#	Oberthur Card Systems SA	117,901	705,505
*	Oeneo	102,487	270,989
* #	Orpea	51,311	3,894,179
*	Osiatis	1,400	12,408
	Paris Orleans et Cie SA	2,832	970,976
	Passat SA	8,835	89,476
* #	Penauille Polyservices SA	47,072	651,124
	Petit Forestier SA	11,101	675,416
	Pierre & Vacances	12,899	1,460,417
	Plastic Omnium SA	30,846	1,362,134
	Plastivaloire SA	4,552	127,001
	Prosodie SA	14,324	372,468
	Provimi SA	57,248	2,129,417
	PSB Industries SA	8,438	402,498
	Radiall SA	5,387	601,844
	Rallye SA	80,915	3,825,775
#	Remy Cointreau SA	57,495	2,888,852
*	Rhodia SA	874,663	1,950,348
	Robertet SA	3,167	498,058
	Rodriguez Group SA	23,307	1,137,797
	Rougier SA	2,040	264,296
	Rubis SA	23,685	1,807,058
*	S.T. Dupont SA	39,440	5,514
	Sabeton SA	13,500	207,072

	SAMSE SA	8,800	942,834
	Sasa Industries SA	4,969	204,534
	SCOR SA	2,821,430	6,852,225
#	SEB SA	24,264	2,814,896
	Sechilienne SA	44,000	1,630,266
	Securidev SA	2,500	58,384
	Signaux Girod SA	894	72,046
*	SIICinvest	20,056	60,783
	Smoby SA	1,172	74,154
	Societe de Developpement Regional de la Bretagne	5,106	23,598
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,035,291
	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	3,188,824
	Societe Industrielle D’Aviations Latecoere SA	21,731	724,020
	Societe Pour l’Informatique Industrielle SA	5,844	267,116
	Sogeclair SA	1,463	79,212
*	Solving International SA	7,510	67,252
	Somfy SA	22,900	5,304,239
	Sopra Group SA	23,668	1,826,223
	Spir Communication SA	6,553	971,770
	Stallergenes SA	24,076	834,757
	Ste Virbac SA	16,735	901,143
	STEF-TFE SA	29,698	1,432,222
	Sucriere de Pithiviers-Le-Vieil	1,825	1,642,160
*	Sylis SA	23,228	123,355
	Synergie SA	22,616	992,790
*	Team Partners Group SA	78,410	106,168
*	Teamlog SA	34,132	173,054
	Teleperformance SA	90,928	3,384,639
	Tessi SA	5,050	294,891
	Tipiak SA	518	51,336
	Toupargel-Agrigel SA	20,643	1,084,013
	Trigano SA	32,572	1,467,040
* #	UbiSoft Entertainment SA	41,553	2,408,189
	Union Financiere de France Banque SA	16,369	971,540
* #	Valtech	214,241	157,661
	Viel et Compagnie	162,852	937,541
	Vilmorin et Cie SA	19,383	1,473,738
	VM Materiaux SA	5,966	529,507
	Vranken Pommery Monopole	9,879	582,272
	XRT	84,075	161,834
TOTAL COMMON STOCKS			198,718,953

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,206
*	Gantois Series A Warrants 07/31/07	1,941	3,003
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	190
*	Prosodie SA Warrants 10/28/06	900	308
TOTAL RIGHTS/WARRANTS			6,707

TOTAL — FRANCE			198,725,660

GERMANY — (11.8%)
COMMON STOCKS — (11.8%)
*	3U Telecom AG	81,002	66,690
	A.S. Creation Tapeton AG	6,853	312,775
*	AAP Implantate AG	47,250	159,029
*	Aareal Bank AG	86,953	3,851,368
*	Abacho AG	29,174	50,997
*	AC-Service AG	13,512	96,904
	ADCapital AG	33,040	429,909
* #	Adlink Internet Media AG	57,821	1,183,916
*	ADVA AG Optical Networking	85,134	646,461
	Agrob AG	5,800	82,630
* #	Aixtron AG	237,253	877,248
*	Allbecon AG	21,017	144,999
	Amadeus Fire AG	12,166	158,425
*	Analytik Jena AG	11,215	90,944
	Andreae-Noris Zahn AG	27,200	1,275,887
*	Artnet AG	12,720	113,542
	Atoss Software AG	10,108	89,707
*	Augusta Technologie AG	20,966	310,045
	AWD Holding AG	82,372	2,977,381
*	AZEGO AG	16,940	6,854
#	Baader Wertpapierhandelsbank AG	142,376	856,429
	Balda AG	128,088	1,025,613
*	Basler AG	8,861	153,025
	Beate Uhse AG	56,241	330,164
	Bechtle AG	35,008	741,406
*	Bertrandt AG	23,282	319,259
*	Beta Systems Software AG	5,700	25,791
	BHS Tabletop AG	2,800	43,007
	Bilfinger Berger AG	125,662	7,416,810
*	Biolitec AG	26,843	253,171
#	Biotest AG	15,382	603,162
*	BKN International AG	26,631	91,200
*	BMP AG	50,479	123,500
	Boewe Systec AG	15,333	844,381
*	Borussia Dortmund GmbH & Co. KGaA	119,605	364,545
*	Borussia Dortmund GmbH & Co. KGaA	59,574	182,059
*	Borussia Dortmund GmbH & Co. KGaA Issue 06	29,333	89,642
*	Broadnet AG	36,856	231,070
* #	Business Media China AG	9,909	338,344
*	CBB Holding AG	102,602	6,834
*	CE Global Sourcing AG	43,747	0
*	CEAG AG	20,670	394,698
	Cenit AG Systemhaus	18,394	314,798
*	CENTROTEC Sustainable AG	15,501	500,442
	Cewe Color Holding AG	10,463	450,108
*	ComBOTS AG	42,741	522,972
#	Comdirect Bank AG	120,666	1,291,900
	Computerlinks AG	16,965	267,957
*	Concord Effekten AG	11,528	47,133
*	Condomi AG	1,800	1,409
* #	Conergy AG	94,598	4,561,751
* #	COR AG Insurance Technologies	19,180	72,710
	CTS Eventim AG	53,393	1,715,647

	Curanum AG	65,193	626,737
*	Cybio AG	11,685	74,649
*	D. Logistics AG	113,203	267,004
#	DAB Bank AG	133,926	1,239,710
	Data Modul AG	7,417	87,402
*	DEAG Deutsche Entertainment AG	36,433	71,983
	Deutsche Euroshop AG	43,693	3,007,099
*	Deutsche Steinzeug Cremer & Breuer AG	14,533	49,728
* #	Deutz AG	189,155	1,986,060
	Dierig Holding AG	10,500	172,727
	Douglas Holding AG	105,237	4,921,277
	Dr. Hoenle AG	13,062	127,261
	Drillisch AG	79,246	477,161
*	Duerr AG	38,845	961,988
	DVB Bank AG	9,543	2,432,139
*	Easy Software AG	13,167	136,203
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	93,575
	Elexis AG	20,211	436,919
*	Elmos Semiconductor AG	23,218	242,508
	ElreingKlinger AG	6,000	305,909
* #	EM.TV AG	118,273	482,596
*	Emprise AG	24,502	22,642
*	EMS New Media AG	42,609	42,130
	Energiekontor AG	38,401	108,618
*	Epcos AG	198,285	3,016,488
	Erlus AG	297	136,687
*	Escada AG	31,500	1,032,568
	Euwax AG	11,933	547,315
*	Evotec AG	157,098	641,146
	Fielmann AG	58,362	2,824,956
*	FJA AG	44,005	103,404
	Fortec Elektronik AG	6,390	120,338
*	Freenet.De AG	50,400	1,286,738
	Fuchs Petrolub AG	30,747	1,596,703
	GBWAG Bayerische Wohnungs AG	3,383	291,730
	Geratherm Medical AG	8,513	60,582
	Gerry Weber International AG	42,542	913,003
	Gesco AG	6,731	331,228
	GFK AG	50,889	2,186,894
*	GFT Technologies AG	66,050	201,627
* #	GPC Biotech AG	103,290	1,936,147
	Grenkeleasing AG	32,424	1,856,215
	Grundstuecks & Baugesellschaft AG	3,567	189,700
	Hamborner AG	21,000	753,139
*	Hansa Group AG	35,248	58,624
	Hawesko Holding AG	10,022	533,457
*	Herlitz AG	6,962	39,896
*	Hoeft & Wessel AG	14,884	66,782
*	Hucke AG	11,123	31,523
	Hugo Boss AG	25,100	1,113,229
	Hyrican Informations Systeme AG	9,518	69,345
*	I-D Media AG	23,140	66,206
*	IFA Hotel & Touristik AG	7,000	65,740
*	IM International Media AG	152,932	106,587

	Indus Holding AG	33,025	1,179,510
*	Innovation in Traffic Systems AG	21,840	199,392
*	Integralis AG	31,050	134,846
	INTERSEROH AG	12,506	443,620
* #	Intershop Communications AG	30,990	64,587
*	Intertainment AG	8,500	13,420
*	Isra Vision Systems AG	10,214	269,222
*	itelligence AG	56,089	233,448
	IVG Immobilien AG	143,237	5,197,444
*	IVU Traffic Technologies AG	37,100	56,238
*	IWKA AG	76,371	1,549,609
*	Jack White Productiions AG	15,810	82,192
*	Jenoptik AG	137,477	1,266,959
	K&S AG	55,500	4,446,169
	Kampa AG	25,822	189,926
	KERAMAG Keramische Werke AG	13,000	1,023,264
#	Kloeckner-Werke AG	113,960	1,647,132
	Kontron AG	116,194	1,440,470
	Krones AG	17,465	2,325,664
*	KSB AG	4,521	1,518,657
	KWS Saat AG	18,120	1,579,310
*	Leica Camera AG	1,466	16,299
	Leifheit AG	12,500	377,928
	Leoni AG	112,500	3,921,388
*	Loewe AG	22,976	348,491
	LPKF Laser & Electronics AG	26,218	164,995
*	Mania Technologie AG	74,770	372,929
	Masterflex AG	10,531	279,704
*	Maxdata AG	32,897	83,012
*	Mediclin AG	67,462	346,464
* #	Medigene AG	59,928	449,552
#	Medion AG	79,791	892,113
	Mensch und Maschine Software AG	24,609	168,124
* #	Mobilcom AG	166,255	3,844,264
*	Mologen AG	15,853	180,006
*	Morphosys AG	14,881	889,889
* #	Mosaic Software AG	5,200	6,847
*	MTU Aero Engines Holding AG	134,040	5,009,342
	Muehlabauer Holdings AG & Co. KGAA	15,349	616,124
	MVV Energie AG	136,235	3,998,846
	MWB Wertpapierhandelsbank AG	10,768	65,256
*	MWG-Biotech AG	3,070	7,325
	Nemetschek AG	23,340	634,891
*	Neschen AG	5,800	11,175
*	Net AG Infrastructure, Software & Solutions	58,477	116,448
*	Net AG Infrastructure, Software & Solutions	13,708	27,290
*	Nexus AG	27,268	117,364
#	Norddeutsche Affinerie AG	121,865	2,925,931
	Norddeutsche Steingut AG	5,960	65,748
*	Nordex AG	87,845	1,248,023
*	Nordwest Handel AG	3,244	21,026
*	november AG	9,018	5,362
	OHB Technology AG	35,779	403,865
	Oldenburgische Landesbank AG	4,234	270,556

	P&I Personal & Informatik AG	17,889	389,952
*	Pandatel AG	5,700	5,630
	Paragon AG	22,134	348,330
*	ParSytec AG	14,807	131,392
	PC-Ware AG	14,056	213,450
	Pfeiffer Vacuum Technology AG	27,053	1,761,681
	Pfleiderer AG	121,270	2,919,269
*	Pironet NDH AG	19,843	80,935
*	Pixelpark AG	22,213	43,361
*	Plambeck Neue Energien AG	59,308	210,696
*	Plasmaselect AG	35,172	145,269
*	Plenum AG	9,300	19,739
* #	Premiere AG	124,200	1,645,440
*	Primacom AG	48,830	510,949
	Progress-Werk Oberkirch AG	6,250	301,182
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,873	158,726
*	Pulsion Medical Systems AG	20,493	163,464
*	PVATepla AG	37,708	236,236
* #	QIAGEN NV	441,027	6,951,560
* #	QSC AG	255,715	1,511,530
	Rational AG	15,083	2,902,263
	REALTECH AG	13,541	133,240
	Renk AG	19,400	877,107
*	REpower Systems AG	18,200	1,275,395
	Rheinmetall AG	45,000	3,262,956
	Rhoen-Klinikum AG	148,327	6,650,240
*	Rinol AG	1,475	418
	Rohwedder AG	12,979	117,433
	Ruecker AG	19,678	159,472
*	S.A.G. Solarstrom AG	28,737	114,167
	Sartorius AG	23,323	1,023,528
	Schlott Sebaldus AG	15,429	480,379
*	Secunet Security AG	14,141	124,264
	Sektkellerei Schloss Wachenheim AG	15,120	186,743
*	Senator Entertainment AG	980	2,898
*	SGL Carbon AG	213,595	4,100,951
	SHB Stuttgarter Finanz - und Beteiligungs AG	34,927	1,525,113
*	SHS Viveon AG	20,891	37,167
*	Silicon Sensor International AG	7,954	127,592
* #	Singulus Technologies AG	109,860	1,402,262
	Sinner AG	4,160	74,739
*	SinnerSchrader AG	26,169	51,949
#	Sixt AG	38,312	1,771,415
	SM Wirtschaftsberatungs AG	18,841	152,331
	Software AG	62,591	3,826,945
	Stada Arzneimittel AG	164,610	8,418,313
	Stahl (R.) AG	14,839	495,401
*	Stoehr & Co. AG	16,000	73,455
	Strabag AG	9,954	1,625,268
	Stratec Biomedical Systems AG	27,297	678,757
	Sued-Chemie AG	29,146	1,901,251
*	Suess Microtec AG	41,480	442,808
	Synaxon AG	9,060	59,205
	Syskoplan AG	9,363	84,374

	Syzygy AG	30,656	199,980
	Takkt AG	146,687	2,113,656
*	TDS Informationstechnologie AG	69,265	223,563
	Techem AG	74,865	3,616,383
	Technotrans AG	16,017	454,966
	Telegate AG	20,500	450,059
	Teles AG	26,657	121,322
*	Textilgruppe Hof AG	12,170	111,116
*	TFG Capital AG & Co. KGAA	36,723	114,811
*	Tomorrow Focus AG	101,081	285,174
*	TRIA It-solutions AG	3,939	1,993
	TTL Information Technology AG	6,400	13,151
*	UMS United Medical Systems International AG	10,753	76,838
	Umweltbank AG	11,309	256,361
	United Internet AG	371,216	5,079,211
* #	Utimaco Safeware AG	35,121	526,625
	Value Management & Research AG	42,250	210,435
*	Varetis AG	11,100	25,703
*	VBH Holding AG	9,415	45,605
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,156
*	Vivacon AG	46,935	1,144,979
#	Vossloh AG	32,237	1,895,243
*	W.O.M. World of Medicine AG	19,193	54,121
	Wanderer-Werke AG	7,903	380,846
*	WaveLight AG	11,800	86,413
* #	WCM Beteiligungs-und Grundbesitz AG	617,895	157,711
	Westag & Getalit AG	7,000	125,535
*	Wincor Nixdorf AG	58,800	8,522,444
*	Wirecard AG	210,816	1,419,340
	Wuerttembergische Lebensversicherung AG	28,123	1,409,836
	Wuerttembergische Metallwarenfabrik AG	30,330	959,007
* #	Zapf Creation AG	16,045	163,945

TOTAL — GERMANY			222,562,444

GREECE — (4.3%)
COMMON STOCKS — (4.3%)
	A. Kalpinis - N. Simos Steel Service	18,022	72,215
*	Aegek S.A.	218,665	301,545
*	Agricultural Insurance S.A.	50,787	223,750
*	Alco Hellas ABEE S.A.	79,992	124,544
*	Alfa Alfa Energy S.A.	3,810	6,711
*	Alfa Alfa Holdings S.A.	104,982	25,293
	Alfa-Beta Vassilopoulos S.A.	21,502	408,940
	Allatini Industrial & Commercial Co. S.A.	28,630	66,122
*	Alte Technical Co.	85,048	8,628
*	Altec Information & Communication Systems S.A.	80,278	200,438
	Alumil Milonas Aluminum Industry S.A.	44,386	173,040
*	Alysida S.A.	2,160	5,974
*	Anek Lines S.A.	171,271	366,476
	AS Co. S.A.	25,370	32,391
*	Aspis Bank S.A.	115,344	552,528
*	Aspis Pronia General Insurance S.A.	152,060	200,215
*	Astir Palace Hotels S.A.	80,500	574,422

	Athens Medical Center S.A.	124,004	677,080
	Atlantic Supermarkets S.A.	35,080	92,906
	Attica Holdings S.A.	218,206	1,128,569
	Attica Publications S.A.	16,674	56,829
	Atti-Kat S.A.	169,684	242,504
	Autohellas S.A.	76,340	396,948
	Babis Vovos International Construction S.A.	61,592	1,607,763
*	Balafas S.A.	15,200	3,662
*	Balkan Export S.A.	41,970	56,256
*	Bank of Attica S.A.	202,121	1,375,106
	Bank of Greece	43,172	5,099,502
	Benrubi S.A.	11,121	42,537
	Betanet S.A.	27,328	85,140
	Bitros Holdings S.A.	31,022	101,635
	Blue Star Maritime S.A.	194,050	791,240
	Byte Computers S.A.	22,730	66,579
	C. Rokas S.A.	39,819	917,305
*	Compucon Computer Applications S.A.	11,260	8,397
	Computer Peripherals International S.A.	9,110	9,796
	Crown Hellas Can S.A.	30,452	223,367
*	Cyclon Hellas S.A	62,191	146,306
	Daios Plastics S.A.	16,350	105,535
	Delta Holdings S.A.	159,415	2,443,991
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	472,454
	Dionic S.A.	13,336	12,991
	Domiki Krittis S.A.	23,720	81,877
*	Dromeas S.A.	5,200	11,890
*	Dynamic Life S.A.	16,440	11,257
	Edrasis-C.Psalllidas Technical Co.	58,828	82,599
	Egnatia Bank S.A.	188,067	1,496,376
	EL. D. Mouzakis S.A.	31,653	54,179
	Elais Oleaginous Production S.A.	24,032	747,380
*	Elbisco Holding S.A.	56,000	153,518
	Elektrak S.A.	24,450	66,979
	Elektroniki Athinon S.A.	34,490	240,502
*	Elephant S.A.	26,310	2,667
	Elgeka S.A.	65,880	106,670
	Elmec Sport S.A.	116,156	277,734
	Elton Chemicals S.A.	48,940	89,222
*	Empedos S.A.	15,974	1,620
	ETEM S.A.	63,672	166,248
*	Ethniki General Insurance Co. S.A.	178,148	1,272,261
*	Etma Rayon S.A.	11,242	20,113
*	Euro Reliance General Insurance Co. S.A.	36,550	76,285
*	Eurodrip S.A.	83,040	132,090
	Euromedica S.A.	61,760	502,371
*	European Technical S.A.	32,750	9,552
	Everest S.A.	54,190	132,983
	Evrofarma S.A.	26,707	69,697
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	464,392
*	F.G. Europe SA Common Registered Shares	4,536	15,896
*	Fanco S.A.	10,110	1,781
*	Forthnet S.A. Issue 06	115,475	1,108,812
	Fourlis S.A.	97,540	1,722,714

	Frigoglass S.A.	80,050	1,533,947
	Galaxidi Fish Farming S.A.	12,940	15,038
	GEK Group of Cos S.A.	143,114	1,144,964
	General Commercial S.A.	24,060	24,630
*	Geniki Bank	127,174	1,493,320
	Germanos S.A.	187,190	4,461,450
*	Gregorys Mikrogeumata S.A.	53,530	69,221
	Halkor S.A.	194,506	853,844
*	Hatziioannou Holdings S.A.	89,750	135,248
*	Hellenic Cables S.A.	55,596	284,554
	Hellenic Duty Free Shops S.A.	80,020	1,353,530
	Hellenic Fabrics S.A.	32,310	119,805
	Hellenic Sugar Industry S.A.	62,220	267,011
	Hellenic Technodomiki Tev S.A.	439,219	4,297,301
	Heracles General Cement Co.	93,293	1,690,489
*	Hippotour S.A.	13,891	13,874
	Hyatt Regency S.A.	130,260	1,816,263
	Iaso S.A.	142,540	1,226,793
	Iktinos Hellas S.A.	18,430	86,569
	Inform P. Lykos S.A.	28,260	144,025
*	Informatics S.A.	3,778	1,485
*	Intersat S.A.	19,392	8,607
	Intertech S.A.	23,746	81,761
*	Intracom Holdings S.A.	310,826	1,983,607
*	Intracom Technical & Steel Constructions S.A.	105,050	163,145
*	Ionian Hotel Enterprises S.A.	16,914	214,354
*	Ipirotiki Software & Publications S.A.	22,110	54,391
*	J Boutaris & Son Holding S.A.	48,870	43,963
	J&P-Avax S.A.	146,816	1,025,961
	Karatzis S.A.	28,610	71,694
	Karelia Tobacco Co., Inc. S.A.	5,810	684,108
	Kathimerini Publishing S.A.	30,030	201,424
	Katselis Sons S.A. Bread Industry	35,610	169,834
	Kego S.A.	32,045	64,882
*	Kekrops S.A.	6,444	119,781
*	Keramia-Allatini	10,368	11,570
*	Klonatex Group S.A. Bearer Shares	20,351	11,361
	Kordellou Brothers S.A.	14,760	21,717
	Ktima Kostas Lazaridis S.A.	18,326	28,696
*	Lambrakis Press S.A.	118,587	402,729
	Lamda Detergent SA	23,684	148,890
	Lampsa Hotel Co.	42,101	567,671
*	Lan-Net S.A.	126,887	189,616
*	Lavipharm S.A.	96,324	598,427
*	Logic Data Information Systems S.A.	44,030	150,374
*	Loulis Mills S.A.	32,582	99,258
	Mailis (M.J.) S.A.	113,544	356,799
*	Marfin Financial Group S.A.	98,582	3,875,208
*	Maritime Company of Lesvos S.A.	201,279	313,126
*	Maxim S.A.	16,360	7,443
	Medicon Hellas S.A.	2,860	14,124
	Mesochoritis Brothers S.A.	23,700	15,883
	Metka S.A.	80,240	784,096
	Michaniki S.A.	162,885	627,335

	Minerva Knitwear SA	5,140	16,161
*	Minoan Lines S.A.	211,669	1,079,297
	MLS Multimedia S.A.	8,300	8,415
*	Mochlos S.A.	98,304	43,626
*	Multirama S.A.	10,990	100,547
	Mytilineos Holdings S.A.	94,570	2,386,946
	N. Levederis S.A.	8,355	10,921
*	Nafpaktos Textile Industry S.A.	10,580	15,118
*	Naoussa Spinning Mills S.A.	76,407	20,255
	National Bank of Greece	21,756	938,684
	Naytemporiki S.A.	29,620	54,503
	Neochimiki Lv Lavrentiadis S.A.	70,050	1,133,536
*	Neorion New S.A. Holdings	31,070	98,504
	Newsphone Hellas S.A.	55,010	183,130
*	Nexans Hellas S.A.	3,003	9,351
	Notos Com Holdings S.A.	99,854	442,845
	Pantechniki S.A.	89,570	408,288
*	Parnassos Enterprises S.A.	38,775	61,235
*	Pegasus Publishing S.A.	83,990	220,975
*	Perseys S.A.	34,972	66,409
	Petropoulos S.A.	8,832	49,184
*	Petzetakis S.A.	49,310	72,939
*	Pilias S.A.	51,791	20,327
*	Pipeworks L. Girakian Profil S.A.	11,730	15,982
	Piraeus Leasing S.A.	5,765	38,820
*	Prodeftiki Technical Co.	32,257	9,724
*	Promota Hellas S.A.	8,860	2,574
*	Reds S.A.	80,357	233,587
*	Rilken S.A.	1,982	11,782
	S&B Industrial Minerals S.A.	56,301	595,854
*	Sanyo Hellas S.A.	132,841	181,855
	Sarantis S.A.	62,350	592,834
	Sato S.A.	57,868	171,295
*	Selected Textile Industry Assoc. S.A.	73,159	61,058
	Sfakianakis S.A.	27,860	209,460
*	Sheet Steel Co.	25,850	7,525
*	Shelman Hellenic-Swiss Wood S.A.	73,402	166,514
	Spyroy Agricultural Products S.A.	61,348	132,039
*	Stabilton S.A.	27,530	2,793
	Technical Olympic S.A.	238,420	802,396
*	Technodomi M.Travlos Brothers S.A.	13,910	3,704
	Teletypos S.A. Mega Channel	63,367	397,291
	Terna Tourist Technical & Maritime S.A.	90,680	1,116,135
*	Themeliodomi S.A.	37,422	17,547
	Thrace Plastics Co. S.A.	91,730	227,668
	Unisystems S.A.	86,560	225,009
	Vardas S.A.	26,020	66,933
*	Varvaressos S.A. European Spinning Mills	7,200	5,201
*	Veterin S.A.	61,894	201,480
	Viohalco S.A.	426,755	4,323,371
	Vioter S.A.	123,266	143,315
*	Vis Container Manufacturing Co.	4,259	10,375
	Zampa S.A.	830	10,703
TOTAL COMMON STOCKS			80,198,511

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	25,387

TOTAL — GREECE			80,223,898

IRELAND — (2.9%)
COMMON STOCKS — (2.9%)
	Abbey P.L.C.	86,889	1,029,650
*	Aminex P.L.C.	440,966	229,362
*	Blackrock International Land P.L.C.	897,420	432,431
*	Datalex P.L.C.	227,588	193,648
	DCC P.L.C.	298,965	7,465,183
	Donegal Creameries P.L.C.	26,085	152,382
*	Dragon Oil P.L.C.	1,510,561	4,302,114
	FBD Holdings P.L.C.	132,521	6,338,984
	Fyffes P.L.C.	897,420	1,742,514
	Glanbia P.L.C.	661,581	2,262,058
	Greencore Group P.L.C.	578,084	2,857,171
*	Horizon Technology Group P.L.C.	236,352	293,752
	IAWS Group P.L.C.	368,887	6,844,751
	IFG Group P.L.C.	205,432	557,023
	Independent News & Media P.L.C.	732,344	2,207,856
*	Iona Technologies P.L.C.	94,946	401,623
	Irish Continental Group P.L.C.	93,833	1,309,052
*	Kenmare Resources P.L.C.	1,974,297	1,399,448
	Kingspan Group P.L.C.	185,024	3,810,789
	McInerney Holdings P.L.C.	106,428	1,728,131
	Paddy Power P.L.C.	158,720	2,975,103
*	Providence Resources P.L.C.	6,258,198	626,977
	Qualceram Shires P.L.C.	40,136	77,869
	Readymix P.L.C.	323,262	1,033,071
*	South Wharf P.L.C.	21,605	183,178
	United Drug P.L.C.	803,679	3,573,614
*	Waterford Wedgwood P.L.C.	5,369,464	251,924

TOTAL — IRELAND			54,279,658

ITALY — (7.0%)
COMMON STOCKS — (7.0%)
* #	A.S. Roma SpA	270,930	240,737
	ACEA SpA	163,000	2,662,861
#	Acegas-APS SpA	72,607	726,344
* #	Actelios SpA	343,329	3,927,316
	Aedes SpA	324,161	2,111,662
#	Aem Torino SpA	536,101	1,558,957
	Aeroporto de Firenze SpA	17,918	387,130
* #	Alitalia SpA	123,532	127,003
	Amplifon SpA	411,169	3,241,945
#	Astaldi SpA	200,189	1,381,994
	Azienda Mediterranea Gas e Acqua SpA	360,014	872,334
*	Azimut Holding SpA	296,153	3,381,285
#	Banca Finnat Euramerica SpA	706,431	942,158

	Banca Ifis SpA	54,527	740,633
#	Banca Intermobiliare SpA	306,912	3,243,868
#	Banca Popolare d’Etruria e del Lazio Scrl	176,865	3,508,277
	Banca Profilo SpA	253,156	741,857
	Banco di Desio e della Brianza SpA	227,976	1,938,794
#	Banco Piccolo Valellinese Scarl SpA	314,205	4,605,332
*	Beghelli SpA	427,981	274,876
	Benetton Group SpA	8,444	144,878
	Beni Stabili SpA, Roma	1,309,500	1,460,931
	Biesse SpA	55,616	879,309
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	512,352
	Brembo SpA	95,997	1,022,024
	Caltagirone Editore SpA	132,868	1,113,554
	Caltagirone SpA	208,342	2,201,911
	Cam Finanziaria SpA	36,527	64,464
	Carraro SpA	85,800	418,445
	Cembre SpA	38,673	297,442
	Cementir SpA	249,704	1,930,554
	Centrale del Latte di Torino & Co. SpA	21,168	117,875
* #	Ciccolella SpA	30,000	72,692
	CIR SpA (Cie Industriale Riunite), Torino	1,083,933	3,218,665
*	Cirio Finanziaria SpA	175,000	38,612
	Class Editore SpA	83,868	138,374
*	Compagnia Immobiliare Azionaria SpA	44,000	10,514
#	Credito Artigiano SpA	297,576	1,305,393
	Credito Bergamasco SpA	47,766	1,834,394
	Cremonini SpA	164,250	460,702
*	CSP International Industria Calze SpA	87,961	96,844
	Danieli & Co. SpA	86,438	884,141
	Davide Campari - Milano SpA	275,990	2,528,618
	De Longhi SpA	295,644	1,162,191
*	Digital Multimedia Technologies SpA	18,000	1,068,420
* #	Ducati Motor Holding SpA	537,054	498,284
	Emak SpA	57,399	344,721
* #	EnerTad SpA	95,849	375,745
	Ergo Previdenza SpA	103,646	609,365
	Esprinet SpA	59,639	1,151,757
#	Fiera Milano SpA	29,563	339,852
*	Fin.Part SpA	133,481	25,135
*	Finarte Casa d’Aste SpA	56,266	34,812
* #	Finmatica SpA	35,900	103,747
	Gabetti SpA	64,201	313,102
	Gefran SpA	31,849	186,529
*	Gemina SpA	835,842	3,063,475
#	Gewiss SpA	249,008	1,894,032
*	Giovanni Crespi SpA	121,789	141,800
#	Granitifiandre SpA	82,117	748,941
	Gruppo Ceramiche Ricchetti SpA	117,577	210,432
#	Gruppo Editoriale L’Espresso SpA	492,230	2,514,567
	I Grandi Viaggi SpA	98,547	284,956
*	Immobiliare Lombardia SpA	9,036,502	2,271,205
#	Immsi SpA	570,040	1,494,834
*	Impregilo SpA	990,684	4,203,625
#	Indesit Co. SpA	155,000	1,704,861

	Industria Macchine Automatique SpA	72,957	1,031,701
	Industria Romagnola Conduttori Elettrici SpA	43,452	150,309
	Intek SpA	381,519	319,811
	Interpump Group SpA	214,507	1,906,564
*	Italjolly - Compagnia Italiana dei Jolly Hotels SpA	34,500	831,264
	Italmobiliare SpA	20,975	1,867,115
* #	Juventus Footbal Club SpA	242,284	522,623
*	KME Group SpA	282,640	138,281
	La Doria SpA	59,783	184,115
*	Lavorwash SpA	25,065	55,754
	Linificio e Canapificio Nazionale SpA	60,550	224,638
	Maffei SpA	60,568	152,737
	Mariella Burani SpA	42,528	1,017,285
*	Marr SpA	96,000	806,522
	Marzotto SpA	151,704	701,341
	Meliorbanca SpA	183,995	877,314
	Mirato SpA	34,945	385,769
	Monrif SpA	280,520	394,944
*	Montefibre SpA	260,521	112,255
	Navigazione Montanari SpA	254,494	1,107,501
*	Negri Bossi SpA	38,000	75,723
*	NGP SpA	17,891	7,940
*	Olidata SpA	82,236	89,353
*	Opengate Group SpA	4,000	9,688
*	Pagnossin SpA	9,000	7,970
*	Part Italiane SpA	41,062	14,788
	Permasteelisa SpA	67,249	1,159,506
*	Pininfarina SpA	31,285	977,638
	Pirelli & C.Real Estate SpA	9,600	570,062
#	Poligrafici Editoriale SpA	142,784	241,097
	Premafin Finanziaria SpA	686,967	2,047,360
	Premuda SpA	232,466	435,150
*	Ratti SpA	159,537	107,879
* #	RDM Realty SpA	577,167	22,030
#	Recordati SpA	253,821	1,774,412
* #	Reno de Medici SpA	577,167	384,330
* #	Richard-Ginori 1735 SpA	140,800	61,249
	Risanamento Napoli SpA	304,043	2,318,321
	Sabaf SpA	23,325	680,240
	SAES Getters SpA	21,813	720,464
*	SAVE SpA	16,606	459,587
* #	Schiapparelli 1824 SpA, Milano	1,322,152	77,262
*	Sirti SpA	29,967	92,339
	Smurfit SISA SpA	72,500	250,863
*	SNIA SpA	793,376	89,265
*	Societa Partecipazioni Finanziarie SpA	821,139	800,925
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,610,508
#	Socotherm SpA	48,323	705,874
	Sogefi SpA	237,227	1,669,082
	Sol SpA	194,092	1,122,500
*	Sorin SpA	464,327	822,442
#	Stefanel SpA	89,348	411,472
	Targetti Sankey SpA	34,593	256,818
*	Tecnodiffusione Italia SpA	3,332	8,450

#	Telecom Italia Media SpA	3,750,248	1,728,608
* #	Tiscali SpA	742,907	2,105,548
	Tod’s SpA	30,476	2,409,722
	Trevi Finanziaria SpA	91,694	828,671
	Valentino Fashion Group SpA	150,000	5,151,281
*	Vemer Siber Group SpA	197,276	165,324
* #	Viaggi del Ventaglio SpA	94,706	73,832
	Vianini Industria SpA	59,070	233,712
	Vianini Lavori SpA	180,752	2,133,344
	Vittoria Assicurazioni SpA	62,484	934,421
*	Zucchi (Vincenzo) SpA	144,350	540,112
TOTAL COMMON STOCKS			131,289,444

RIGHTS/WARRANTS — (0.0%)
*	Immsi SpA Rights 10/06/06	570,040	95,415

TOTAL — ITALY			131,384,859

NETHERLANDS — (6.1%)
COMMON STOCKS — (6.1%)
	Aalberts Industries NV	73,378	5,430,631
	Accell Group NV	25,920	800,497
*	AFC Ajax NV	16,834	185,759
	Amsterdam Commodities NV	48,957	235,266
	Arcadis NV	58,275	2,561,300
* #	ASM International NV	148,949	2,730,664
*	Atag Group NV	4,630	1,703
	Batenburg Beheer NV	3,620	206,707
*	Begemann Groep NV Series B	13,451	6,490
	Beter Bed Holding NV	50,502	974,129
	Boskalis Westminster NV	65,442	4,256,144
#	Brunel International NV	65,086	1,670,380
	Buhrmann NV	252,113	3,795,953
	Crown Van Gelder NV	13,683	291,631
* #	Crucell NV	119,738	2,859,245
*	Crucell NV ADR	45,768	1,089,278
*	De Vries Robbe Groep NV	9,110	41,206
	DOCdata NV	22,463	201,815
* #	Draka Holding NV	34,598	677,399
*	Econosto NV	38,837	233,555
	Eriks Group NV	23,624	1,312,143
#	Exact Holding NV	72,042	2,137,970
	Fornix Biosciences NV	19,246	500,520
	Gamma Holding NV	15,705	876,000
#	Getronics NV	386,446	2,602,976
	Grolsche NV	36,435	1,293,737
	Grontmij NV	12,028	1,015,502
* #	Hagemeyer NV	1,576,607	7,688,134
	Heijmans NV	75,052	3,454,560
	Hitt NV	20,431	163,363
	ICT Automatisering NV	24,258	443,271
	Imtech NV	63,324	3,324,094
* #	Jetix Europe NV	132,664	2,873,000

	Kas Bank NV	42,888	1,129,095
*	Kendrion NV	285,926	674,008
	Koninklijke Bam Groep NV	264,205	4,658,040
	Koninklijke Ten Cate NV	65,450	1,586,304
	Koninklijke Vopak NV	68,711	2,652,478
* #	Laurus NV	199,032	481,974
	Macintosh Retail Group NV	63,834	1,927,083
*	Maverix Capital NV	1,500	72,279
	Nederlandsche Apparatenfabriek NV	19,519	704,535
#	Nutreco Holding NV	97,165	5,988,822
#	Oce NV	278,782	4,477,090
	OPG Groep NV Series A	40,770	3,909,297
	Ordina NV	99,002	1,848,981
* #	Pharming Group NV	230,032	1,089,282
*	Punch Technix NV	9,511	132,255
*	Qurius NV	155,232	163,330
	Reesink NV	2,050	248,926
	Roto Smeets de Boer NV	3,062	137,896
*	Samas-Groep NV	73,931	743,548
* #	Seagull Holding NV	21,931	63,216
* #	Semiconductor Industries NV	106,087	605,710
#	Sligro Food Group NV	62,392	3,557,012
	Smit Internationale NV	23,090	1,862,955
	Stern Groep NV	1,258	62,232
	Stork NV	102,733	5,188,748
	Telegraaf Media Groep NV	148,536	3,529,121
*	Textielgroep Twenthe NV	1,000	3,170
*	Tulip Computers NV	883,199	381,356
	Twentsche Kabel Holding NV	20,555	1,419,029
*	Unit 4 Agresso NV	41,964	830,274
	United Services Group NV	69,746	4,875,721
	Univar NV	67,680	2,834,902
#	Van der Moolen Holding NV	117,201	761,916
	Wegener Arcade NV	88,629	1,101,498

TOTAL — NETHERLANDS			115,637,105

NORWAY — (3.3%)
COMMON STOCKS — (3.3%)
	Acta Holding ASA	381,000	1,536,123
#	Aker Yards ASA	28,121	2,151,607
	Aktiv Kapital ASA	60,417	813,809
* #	Altinex ASA	2,410,000	374,991
	Arendals Fosse Kompani ASA	100	17,992
* #	Birdstep Technology ASA	50,000	114,147
* #	Blom ASA	48,367	173,864
	Bonheur ASA	67,400	2,152,467
*	Consorte Group ASA	30,000	32,222
*	Corrocean ASA	63,321	49,551
* #	Det Norske Oljeselskap (DNO) ASA	1,688,304	2,357,809
#	DOF ASA	115,506	955,591
	EDB Elektronisk Data Behandling ASA	149,417	1,180,122
	Ekornes ASA	91,090	1,877,042
* #	Eltek ASA	77,442	759,550

* #	Ementor ASA	94,751	438,928
#	Expert ASA	64,250	747,217
*	Fara ASA	56,000	22,300
	Farstad Shipping ASA	60,790	1,126,560
* #	Fast Search & Transfer ASA	487,050	1,351,169
	Ganger Rolf ASA	48,360	1,344,584
*	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	128,831
*	Independent Oil Tools ASA	75,603	34,752
	Itera Consulting Group ASA	148,000	100,649
	Kongsberg Gruppen ASA	49,500	1,137,992
*	Kverneland ASA	23,108	259,091
#	Leroy Seafood Group ASA	63,500	1,005,636
*	Natural ASA	10,143	61,255
* #	Nera ASA	315,753	558,528
*	Nordic Semiconductor ASA	51,200	430,062
*	Norse Energy Corp. ASA	513,400	300,202
* #	Ocean Rig ASA	500,262	3,130,149
	Odfjell ASA Series A	91,700	1,418,713
#	Olav Thon Eiendomsselskap ASA	13,360	1,399,897
*	Otrum ASA	17,800	27,217
#	P4 Radio Hele Norge ASA	40,200	172,998
* #	Petrolia Drilling ASA	910,000	453,604
* #	Photocure ASA	33,362	238,040
	Prosafe ASA	88,380	5,439,733
*	Q-Free ASA	78,000	267,526
	Rieber and Son ASA Series A	74,454	587,852
	Scana Industrier ASA	252,423	288,596
* #	Sevan Marine ASA	322,200	1,709,186
* #	Sinvest ASA	140,520	2,476,717
* #	Software Innovation ASA	39,943	82,586
	Solstad Offshore ASA	59,900	1,062,023
	Sparebanken Midt-Norge	130,450	1,552,732
	Steen and Stroem ASA	19,512	899,573
*	Synnove Finden ASA	16,200	85,543
#	Tandberg ASA Series A	269,180	2,875,041
*	Tandberg Data ASA	122,130	118,004
*	Tandberg Storage ASA	48,450	30,390
* #	Tandberg Television ASA	253,830	2,062,484
*	TGS Nopec Geophysical Co. ASA	316,440	5,029,655
*	Thin Film Electronics ASA	16,200	23,829
#	Tomra Systems ASA	616,328	3,751,554
*	TTS Marine ASA	29,000	190,922
	Veidekke ASA	54,646	1,716,709
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	1,918,018

TOTAL — NORWAY			62,603,934

PORTUGAL — (1.2%)
COMMON STOCKS — (1.2%)
	Cin Corporacao Industrial do Norte SA	1,000	7,353
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	563,319
*	Fibras Sinteticas de Portugal SA	195,903	49,450
	Finibanco Holdings SGPS SA	171,803	630,200

* #	Gescartao SGPS SA	31,395	803,349
*	Grupo Soares da Costa SGPS SA	206,365	172,592
	Ibersol SGPS SA	20,401	245,567
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,090,183
*	Investimentos Participacoes e Gestao SA Inapa	43,702	156,127
	Jeronimo Martins SGPS SA	170,757	3,048,603
	Mota-Engil SGPS SA	344,465	1,937,872
* #	Novabase SGPS	56,005	404,471
* #	ParaRede SGPS SA	545,591	179,580
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,283,581
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	610,102
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	348,081
#	Sociedade de Investimento e Gestao SGPS SA	222,542	2,284,814
*	Sonae Industria SGPS SA	260,169	2,353,559
* #	Sonaecom SGPS SA	531,642	3,563,015
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	84,819
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	162,968
	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,715,798

TOTAL — PORTUGAL			21,695,403

SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
	Abengoa SA	105,048	2,893,472
	Adolfo Dominguez SA	19,382	1,210,496
	Amper SA	77,791	946,609
*	Avanzit SA	444,665	1,459,713
* #	Azkoyen SA	54,599	502,211
#	Banco de Andalucia SA	9,800	1,235,965
	Banco de Credito Balear SA	35,424	1,302,963
#	Banco Guipuzcoano SA	137,119	4,216,445
*	Baron de Ley SA	12,052	627,645
	Bodegas Riojanas SA	7,799	93,194
#	Campofrio Alimentacion SA	92,800	1,712,661
	Cementos Portland Valderrivas SA	16,881	1,808,395
	Compania de Distribucion Integral Logista SA	29,600	1,804,206
	Compania Vinicola del Norte de Espana SA	16,600	311,185
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	1,000,120
* #	Dogi International Fabrics SA	20,913	85,101
#	Duro Felguera SA	177,786	1,066,892
	Electnor SA	92,530	2,960,209
* #	Ercros SA	1,103,370	951,238
*	Espanola del Zinc SA	29,250	68,247
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,930	1,741,160
#	Faes Farma SA	114,545	3,205,271
*	Federico Partenina SA	1,190	11,692
	Funespana SA	21,493	226,527
	Grupo Catalana Occidente SA	111,505	3,747,833
#	Grupo Empresarial Ence SA	63,110	3,142,556
	Iberpapel Gestion SA	24,657	514,440
	Inbesos SA	12,494	227,098
	Indo Internacional SA	37,172	397,741

	Inmobiliaria del Sur SA	2,285	173,850
	Inmobiliaria Urbis SA	80,282	2,633,390
* #	La Seda de Barcelona SA	1,346,356	3,532,022
	Lingotes Especiales SA	22,080	206,129
	Mecalux SA	55,754	1,906,394
#	Miquel y Costas & Miquel SA	15,173	456,906
#	Natra SA	72,406	778,479
* #	Natraceutical SA	548,749	1,026,698
#	NH Hoteles SA	21,703	460,025
*	Nicolas Correa SA	15,750	96,708
	Obrascon Huarte Lain SA	107,743	2,360,728
	Pescanova SA	26,443	893,262
#	Prim SA	23,746	510,967
	Prosegur Cia de Seguridad SA	59,129	1,776,610
* #	Service Point Solutions SA	163,668	572,853
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	133,447	698,537
#	Sol Melia SA	112,700	2,023,729
#	SOS Cuetara SA	284,629	4,242,269
	Tavex Algodonera SA	71,605	290,052
* #	Tecnocom Telecomunicaciones y Energia SA	38,315	525,651
* #	Tele Pizza SA	479,353	1,928,119
	Tubacex SA	445,457	2,494,215
	Tubos Reunidos SA	104,798	2,133,049
	Unipapel SA	44,264	1,192,439
#	Uralita SA	338,493	1,851,416
* #	Urbanizaciones y Transportes SA	178,213	624,169
	Vidrala SA	53,362	1,372,517
	Viscofan SA	159,831	2,474,109
* #	Zeltia SA, Madrid	469,933	3,494,531
TOTAL COMMON STOCKS			82,201,108

RIGHTS/WARRANTS — (0.0%)
*	Duro Felguera SA Rights 09/27/06	177,786	157,810
*	Urbas Proyectos Urbanisticos SA Rights 10/06/06	178,213	223,724
TOTAL RIGHTS/WARRANTS			381,534

TOTAL — SPAIN			82,582,642

SWEDEN — (7.2%)
COMMON STOCKS — (7.2%)
*	Acando AB Series B	130,800	205,368
* #	Active Biotech AB	77,400	871,168
	Addtech AB Series B	56,300	813,752
*	Alfaskop AB	3,200	0
	Angpanneforeningen AB Series B	48,500	743,171
* #	Anoto Group AB	261,833	444,753
	Aros Quality Group AB	41,400	259,755
*	Artimplant AB Series B	144,000	89,790
	Axfood AB	92,000	2,793,518
	Axis AB	183,494	1,612,744
	Ballingslov International AB	26,700	612,182
	Beiger Electronics AB	14,700	296,905
	Beijer AB Series B	14,100	334,295

	Beijer Alma AB	58,800	662,293
	Bergman & Beving AB Series B	66,900	1,368,885
	Bilia AB Series A	116,725	1,553,227
	Billerud AB	150,300	2,290,197
*	BioGaia AB Series B	38,000	151,094
*	Biotage AB	51,940	71,611
*	Bong Ljungdahl AB	24,800	232,865
*	Boras Waefveri AB Series B	11,200	64,867
* #	Boss Media AB	73,700	167,032
*	Cantena AB	58,362	753,555
*	Capio AB, Goethenburg	310,200	7,094,727
	Capona AB	25,400	379,118
	Cardo AB	63,000	1,931,523
	Castellum AB	428,900	4,832,151
#	Clas Ohlson AB Series B	102,500	2,095,367
	Cloetta AB Series B	22,250	681,123
	Concordia Maritime AB Series B	70,300	455,545
* #	Consilium AB Series B	12,746	82,085
	D. Carnegie & Co. AB	148,200	3,122,538
*	DORO AB	400	311
*	Duroc AB Series B	2,700	10,136
#	Elekta AB Series B	317,200	5,987,565
	Elverket Vallentuna AB	8,650	48,339
* #	Enea Data AB Series B	1,012,000	469,805
	Eniro AB	288,700	3,546,174
	Expanda AB	19,547	167,897
	Fabege AB	205,350	4,540,295
	Fagerhult AB	16,800	316,206
	Geveko AB Series B	10,800	294,696
#	Gunnebo AB	106,800	1,041,943
	Gunnebo Industrier AB	10,000	208,776
	Haldex AB	64,700	1,244,852
	Heba Fastighets AB Series B	14,500	366,359
	Hexagon AB	10,716	369,467
#	Hiq International AB	111,889	561,084
	HL Display AB Series B	14,400	288,758
	Hoganas AB Series B	77,300	2,046,573
	IBS AB Series B	195,200	662,119
* #	Industrial & Financial Systems AB Series B	487,600	623,151
*	Intellecta AB Series B	5,500	31,550
	Intrum Justitia AB	163,100	1,601,770
	Invik and Co. AB Series B	15,540	262,847
	JM AB	291,468	5,114,555
	Klovern AB	303,476	951,501
	Kungsleden AB	432,600	4,930,187
	Lagercrantz Group AB Series B	64,300	257,987
*	LBI International AB	107,651	651,646
	Lennart Wallenstam Byggnads AB Class B	123,900	1,835,304
	Lindex AB	235,900	3,557,143
	Ljungberg Gruppen AB Series B	3,800	109,258
*	Lundin Mining Corp.	4,322	114,581
*	Lundin Petroleum AB	90,000	955,899
* #	Mandator AB	455,520	138,137
	Meda AB Series A	255,575	5,883,735

*	Medivir Series B	17,250	155,287
*	Micronic Laser Systems AB	105,400	1,061,923
	Munters AB	57,000	2,208,305
	Narkes Elektriska AB Series B	9,750	191,996
#	NCC AB Series B	118,100	2,538,140
	Nefab AB	55,300	484,843
*	Net Insight AB Series B	924,000	322,886
	New Wave Group AB Series B	107,400	1,212,758
	NIBE Industrier AB	185,200	2,450,684
	Nobia AB	144,500	4,821,202
	Nolato AB Series B	66,440	629,702
*	Observer AB	245,156	1,203,134
	OEM International AB Series B	14,800	330,325
#	OMX AB	189,900	3,676,638
	Orc Software AB	36,300	339,139
*	Ortivus AB	48,010	169,521
	Partnertech AB	28,800	533,694
	PEAB AB Series B	125,200	2,042,862
*	Pergo AB	135,000	939,906
	Poolia AB Series B	36,150	261,475
	Prevas AB Series B	16,000	46,859
*	Pricer AB Series B	1,711,500	175,285
*	Proact It Group AB	29,000	110,815
* #	Proffice AB	215,400	520,964
	Profilgruppen AB	16,300	188,955
	Protect Data AB	53,100	904,068
	Q-Med AB	159,200	2,271,708
*	Readsoft AB Series B	48,800	180,594
	Rederi AB Transatlantic Series B	95,600	543,052
	Rottneros Bruk AB	425,600	383,961
	Salus Ansvar AB Series B	38,900	170,753
	Sardus AB	18,100	195,142
*	Scribona AB Series A	40,100	89,742
* #	Scribona AB Series B	126,300	293,265
*	Semcon AB	39,900	314,840
	Sigma AB Series B	25,800	41,445
*	Sintercast AB	11,800	123,608
	Skanditek Industrifoervaltnings AB	156,975	885,679
	Skistar AB	94,800	1,683,646
	Studsvik AB	21,900	612,030
*	SWECO AB	36,800	993,399
* #	Switchcore AB	185,784	8,605
*	Teleca AB Series B	157,200	596,237
* #	Telelogic AB	777,200	1,496,218
* #	Teligent AB	55,700	92,644
*	Ticket Travel Group AB	41,152	99,394
	Trelleborg AB Series B	230,400	4,339,513
	TV 4 AB Series A	23,000	769,323
	Uniflex AB Series B	3,630	43,512
	VBG AB Series B	1,084	13,462
*	Vitrolife AB	41,500	155,050
*	Wedins Skor & Accessoarer AB	113,400	141,575
	Westergyllen AB Series B	9,400	91,926
	Wihlborgs Fastigheter AB	65,658	1,182,443

	Wilh. Sonesson AB Series A	4,160	14,249
	Wilh. Sonesson AB Series B	4,160	13,890
	WM-data AB Series B	1,005,800	3,494,081
	Xponcard Group AB	7,300	133,625

TOTAL — SWEDEN			135,247,787

SWITZERLAND — (15.2%)
COMMON STOCKS — (15.2%)
*	4M Technologies Holding SA	18,445	48,652
	A. Hiestad Holding AG	1,426	1,477,742
*	Actelion, Ltd.	57,965	8,324,774
	AFG Arbonia-Forster Holding AG	4,266	1,424,033
	Agie Charmilles Holding AG	14,366	1,733,522
	Allreal Holding AG	28,047	2,915,325
	Also Holding AG	16,678	804,638
	Ascom Holding AG	92,504	1,056,495
	Bachem AG	26,438	1,754,326
	Baloise-Holding AG	43,500	4,266,817
	Bank Coop AG	31,715	2,057,167
	Bank Sarasin & Cie Series B	1,778	5,248,131
	Banque Cantonale de Geneve	4,141	795,499
	Banque Cantonale du Jura	450	161,155
	Banque Cantonale Vaudoise	11,172	4,487,465
	Banque Privee Edmond de Rothschild SA	161	3,233,676
	Barry Callebaut AG	10,927	5,209,543
	Basellandschaftliche Kantonalbank	600	487,280
*	Basilea Pharmaceutica AG	2,629	417,777
	Basler Kantonalbank	5,250	457,618
	Belimo Holdings AG	1,884	1,520,166
	Berner Kantonalbank	25,110	4,088,441
	Bobst Group AG	36,682	1,611,310
	Bossard Holding AG	8,467	579,678
	Bucher Industries AG	33,989	3,238,823
	BVZ (Brig Visp Zermatt) Holding AG	580	145,983
	Calida Holding AG	396	152,020
*	Card Guard AG	32,013	233,989
*	Carlo Gavazzi Holding AG	1,065	206,595
	Charles Voegele Holding AG	29,471	2,332,291
	Clariant AG	794,519	10,720,644
	Compagnie Financiere Tradition	5,202	648,878
	Converium Holding AG	546,150	6,639,103
	Conzzeta Holdings AG	1,415	2,306,931
*	COS Computer Systems AG	4,391	97,008
*	Crealogix Holding AG	3,388	242,302
	Daetwyler Holding AG	348	1,505,693
	Edipresse SA	1,572	636,670
	Eichhof Holding AG	458	584,001
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	2,671,118
*	ELMA Electronic AG	472	113,241
	Emmi AG	13,638	1,667,116
#	Ems-Chemie Holding AG	31,716	3,673,116
	Energiedienst Holding AG	8,265	3,292,389
*	Escor Casino & Entertainment AG	2,010	38,625

#	Feintol International Holding AG	1,601	414,996
	Fischer (Georg) AG	11,518	5,401,820
	Flughafen Zuerich AG	13,645	3,275,031
*	Forbo Holding AG, Eglisau	5,990	1,806,093
	Fuchs Petrolub AG	19,809	1,002,986
	Galenica Holding AG	15,936	4,135,184
	Getaz Romang Holding SA	1,280	818,413
*	Golay-Buchel Holding SA	40	67,143
	Gurit Holding AG	1,326	943,081
	Helvetia Patria Holding	12,833	4,021,713
	Hexagon AB Series B	27,240	901,185
*	Implenia AG	49,554	979,771
	Industrieholding Cham AG	1,704	483,721
	Interroll-Holding SA	2,475	688,279
	Intershop Holding AG	3,444	798,636
*	IsoTis SA	251,843	302,745
	Jelmoli Holding AG	1,521	3,113,082
	Jelmoli Holding AG	2,835	1,149,162
	Kaba Holding AG	10,381	3,031,498
*	Kardex AG	17,985	720,512
	Komax Holding AG	9,005	897,265
#	Kudelski SA	106,944	3,161,368
	Kuoni Reisen Holding AG	13,794	7,094,667
	Lem Holdings SA	3,651	445,437
*	Logitech International SA	247,190	5,374,954
	Lonza Group AG	129,327	8,951,683
	Luzerner Kantonalbank	18,593	3,938,631
*	Medisize Holding AG	13,260	949,074
	Metraux Services SA	1,853	317,213
#	Micronas Semiconductor Holding AG	78,808	1,769,398
*	Mikron Holding AG	43,452	450,203
	Mobilezone Holding AG	115,610	592,133
*	Moevenpick-Holding AG	1,320	372,857
	Orell Fuessli Holding AG	5,076	609,652
	OZ Holding AG	10,374	719,220
*	Parco Industriale e Immobiliare SA	600	1,679
	Phoenix Mecano AG	3,041	1,192,440
	Phonak Holding AG	133,842	8,478,855
	PSP Swiss Property AG	148,025	7,510,162
	PubliGroupe SA	6,325	1,956,494
	Rieters Holdings AG	15,890	6,841,904
	Romande Energie Holding SA	2,839	3,146,961
	Saurer AG	54,628	4,979,569
*	Schaffner Holding AG	1,830	260,391
	Schweiter Technology AG	4,193	1,125,494
	Schweizerhall Holding AG	8,648	863,175
#	Schweizerische National Versicherungs Gesellschaft	1,881	1,069,042
*	SEZ Holding AG	53,128	1,354,227
	SIA Abrasives Holding AG	2,381	773,348
	Siegfried Holding AG	8,560	1,193,616
	Sig Holding AG	20,338	5,866,817
*	Sihl	150	360
	Sika AG	8,623	10,864,693
	Societa Elettrica Sopracenerina SA	2,409	525,583

	Societe Generale d’Affichage	5,872	809,136
*	Spirt Avert AG	1,409	9,510
	St. Galler Kantonalbank	9,217	3,534,243
	Straumann Holding AG	10,233	2,207,518
	Sulzer AG	14,002	11,171,044
	Swiss Prime Site AG	81,434	4,212,615
	Swissfirst AG	27,315	1,681,141
*	Swisslog Holding AG	798,972	837,587
	Swissquote Group Holding SA	4,122	1,071,315
	Tamedia AG	15,322	1,659,490
	Tecan Group AG	40,139	2,002,539
*	Temenos Group AG	152,630	1,952,691
*	Tornos SA	38,028	426,405
*	UMS Schweizerische Metallwerke Holding AG	17,585	337,636
* #	Unaxis Holding AG	27,910	9,350,438
*	Unilabs SA	23,874	741,325
	Valiant Holding AG	60,231	6,543,872
	Valora Holding AG	12,004	2,798,469
	Vaudoise Assurances Holdings SA	3,233	458,165
	Villars Holding SA	150	53,981
*	Von Roll Holding AG	379,814	803,454
	Vontobel Holdings AG	114,466	4,711,502
	Walliser Kantonalbank	1,457	567,551
	WMH Walter Meier Holding AG	4,878	511,610
	Zehnder Holding AG	786	1,262,794
	Zueblin Immobilien Holding AG	78,908	659,583
	Zuger Kantonalbank	630	1,828,684
TOTAL COMMON STOCKS			285,215,680

PREFERRED STOCKS — (0.0%)
	Fuchs Petrolub AG	19,809	1,073,923

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	11,455

TOTAL — SWITZERLAND			286,301,058

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (12.5%)

@	Repurchase Agreement, Countrywide Securities 5.38%, 10/02/06 (Collateralized by $6,851,851 FNMA, rates ranging from 6.00% to 9.00%, maturities ranging from 11/01/06 to 10/01/36, valued at $6,834,001) to be repurchased at $6,703,004	$6,700	6,700,000

@	Repurchase Agreement, Deutsche Bank Securities 5.35%, 10/02/06 (Collateralized by $317,715,300 FHLMC 5.00%, 08/01/35 & FNMA, rates ranging from 4.50% to 6.50%, maturities ranging from 06/01/18 to 03/01/36, valued at $188,700,001) to be repurchased at $185,082,479	185,000	185,000,000

	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 10/02/06 (Collateralized by $4,411,000 FNMA 4.68%, 06/15/11, valued at $4,411,000) to be repurchased at $4,346,879	4,345	4,345,000

@	Repurchase Agreement, UBS Warburg LLC 5.35%, 10/02/06 (Collateralized by $65,481,961 FNMA, rates ranging from 5.50% to 6.50%, maturities ranging from 03/01/17 to 08/01/36, valued at $40,802,928) to be repurchased at $40,017,833	40,000	40,000,000
TOTAL TEMPORARY CASH INVESTMENTS			236,045,000

TOTAL INVESTMENTS - (100.0%) (Cost $1,341,934,924) ##			$1,881,113,120

Notes to Schedules of Investments

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which four are included in this document.

Security Valuation Note

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

As of September 30, 2006, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$1,827,525,632
The Asia Pacific Small Company Series	781,572,735
The United Kingdom Small Company Series	699,335,975
The Continental Small Company Series	1,341,935,880

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS- INVESTMENT TRUST

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	11/18/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerard Melia

Gerard Melia
Treasurer, Chief Financial and
Accounting Officer and Principal
Financial Officer

Date:	11/27/06

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	11/18/06